UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

Seasons Series Trust

Multi-Managed Growth Portfolio

Portfolio of Investments — June 30, 2009
(unaudited)

	Shares/Principal	Market Value
Security Description	Amount(20)	(Note 1)
COMMON STOCK — 70.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	20,600	$104,030
Aerospace/Defense — 0.2%
Boeing Co.	1,190	50,575
Lockheed Martin Corp.	790	63,713
Raytheon Co.	600	26,658
		140,946
Aerospace/Defense-Equipment — 0.4%
Argon ST, Inc.†	3,900	80,223
Orbital Sciences Corp.†	5,900	89,503
United Technologies Corp.	2,690	139,772
		309,498
Agricultural Chemicals — 1.7%
Monsanto Co.	17,425	1,295,374
Potash Corp. of Saskatchewan, Inc.	1,600	148,880
Syngenta AG(1)	175	40,638
		1,484,892
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	4,370	116,985
Bunge, Ltd.	9,580	577,195
		694,180
Apparel Manufacturers — 0.3%
Coach, Inc.	2,190	58,867
Columbia Sportswear Co.	7,100	219,532
		278,399
Applications Software — 0.3%
Citrix Systems, Inc.†	1,790	57,083
Microsoft Corp.	10,350	246,020
		303,103
Banks-Fiduciary — 0.4%
State Street Corp.	3,790	178,888
The Bank of New York Mellon Corp.	5,417	158,772
		337,660
Banks-Super Regional — 0.5%
Capital One Financial Corp.	100	2,188
Fifth Third Bancorp	2,980	21,158
PNC Financial Services Group, Inc.	3,280	127,297
US Bancorp	4,770	85,478
Wells Fargo & Co.	7,650	185,589
		421,710
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,390	76,395
The Coca-Cola Co.	2,080	99,819
		176,214
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A†	24,000	304,320
Brewery — 1.6%
Anheuser-Busch InBev NV(1)	37,795	1,368,275
Building & Construction-Misc. — 0.1%
Insituform Technologies, Inc., Class A†	5,900	100,123
Cable TV — 0.0%
Comcast Corp., Special Class A	2,490	35,109
Casino Hotels — 0.1%
Wynn Resorts, Ltd.†	2,790	98,487
Casino Services — 0.1%
International Game Technology	3,700	58,830
Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours & Co.	1,700	43,554
Israel Chemicals, Ltd.(1)	18,625	183,336
The Dow Chemical Co.	6,400	103,296
		330,186
Commercial Services-Finance — 0.8%
Equifax, Inc.	10,700	279,270
Global Payments, Inc.	7,702	288,517
Jackson Hewitt Tax Service, Inc.	15,100	94,526
Mastercard, Inc., Class A	100	16,731
The Western Union Co.	2,880	47,232
		726,276
Computer Aided Design — 0.0%
ANSYS, Inc.†	1,100	34,276
Computer Services — 0.4%
CACI International, Inc., Class A†	8,100	345,951
Computers — 10.6%
Apple, Inc.†	38,818	5,528,848
Hewlett-Packard Co.	4,670	180,495
International Business Machines Corp.	890	92,934
Research In Motion, Ltd.†	49,815	3,539,356
		9,341,633
Consulting Services — 0.5%
Watson Wyatt Worldwide, Inc., Class A	11,400	427,842
Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	2,100	143,010
Colgate-Palmolive Co.	1,290	91,255
The Procter & Gamble Co.	2,880	147,168
		381,433
Cruise Lines — 0.2%
Carnival Corp.	4,480	115,449
Royal Caribbean Cruises, Ltd.	1,190	16,113
		131,562
Data Processing/Management — 0.1%
Fiserv, Inc.†	1,700	77,690
Diagnostic Equipment — 0.3%
Immucor, Inc.†	18,000	247,680
Dialysis Centers — 0.3%
DaVita, Inc.†	6,200	306,652
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,700	349,915
Distribution/Wholesale — 0.2%
Owens & Minor, Inc.	3,400	148,988
Diversified Banking Institutions — 3.3%
Bank of America Corp.	11,380	150,216
JPMorgan Chase & Co.	40,610	1,385,207
Morgan Stanley	5,380	153,384
The Goldman Sachs Group, Inc.	8,315	1,225,963
		2,914,770
Diversified Manufacturing Operations — 0.7%
EnPro Industries, Inc.†	13,911	250,537
Honeywell International, Inc.	2,590	81,326
Matthews International Corp., Class A	7,900	245,848
Parker Hannifin Corp.	700	30,072
		607,783
Diversified Minerals — 0.8%
Vale SA ADR	40,880	720,714
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	6,400	102,720
Electric Products-Misc. — 0.0%
Emerson Electric Co.	800	25,920
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,390	46,454

FPL Group, Inc.	690	39,233
Progress Energy, Inc.	890	33,669
		119,356
Electronic Components-Semiconductors — 0.5%
Altera Corp.	11,700	190,476
Broadcom Corp., Class A†	990	24,542
Intel Corp.	9,840	162,852
Texas Instruments, Inc.	2,490	53,037
		430,907
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,680	104,144
Engineering/R&D Services — 1.9%
ABB, Ltd.†(1)	103,565	1,630,164
Enterprise Software/Service — 3.3%
ManTech International Corp., Class A†	11,800	507,872
Novell, Inc.†	53,200	240,996
Oracle Corp.	100,555	2,153,888
		2,902,756
Entertainment Software — 0.8%
Activision Blizzard, Inc.†	14,500	183,135
Electronic Arts, Inc.†	22,450	487,614
		670,749
Finance-Investment Banker/Broker — 0.2%
Duff & Phelps Corp., Class A	6,200	110,236
Investment Technology Group, Inc.†	1,400	28,546
The Charles Schwab Corp.	2,390	41,921
		180,703
Finance-Other Services — 1.2%
CME Group, Inc.	2,720	846,219
The NASDAQ OMX Group, Inc.†	8,900	189,659
		1,035,878
Food-Confectionery — 0.1%
The J.M. Smucker Co.	2,300	111,918
Food-Misc. — 0.1%
Kellogg Co.	800	37,256
Kraft Foods, Inc., Class A	2,290	58,029
		95,285
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	23,700	294,117
Gold Mining — 0.1%
Barrick Gold Corp.	3,180	106,689
Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	6,854	353,187
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	5,088	112,292
Starwood Hotels & Resorts Worldwide, Inc.	2,190	48,618
		160,910
Independent Power Producers — 0.0%
Mirant Corp.†	24	378
Industrial Gases — 0.2%
Praxair, Inc.	2,380	169,147
Insurance Brokers — 0.1%
AON Corp.	2,680	101,492
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,390	51,736
Insurance-Multi-line — 0.6%
ACE, Ltd.	10,100	446,723
MetLife, Inc.	4,080	122,441
		569,164
Insurance-Property/Casualty — 0.1%
HCC Insurance Holdings, Inc.	3,400	81,634
Internet Infrastructure Software — 0.6%
TeleCommunication Systems, Inc., Class A†	79,100	562,401
Internet Security — 0.3%
VeriSign, Inc.†	14,500	267,960
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	300	52,626
T. Rowe Price Group, Inc.	3,480	145,012
		197,638
Medical Information Systems — 0.3%
IMS Health, Inc.	22,200	281,940
Medical Instruments — 0.1%
Medtronic, Inc.	800	27,912
St. Jude Medical, Inc.†	990	40,689
		68,601
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	790	44,580
Medical Products — 0.3%
Baxter International, Inc.	1,490	78,910
Johnson & Johnson	2,490	141,432
		220,342
Medical-Biomedical/Gene — 5.6%
Amgen, Inc.†	1,890	100,057
Celgene Corp.†	37,115	1,775,581
Emergent Biosolutions, Inc.†	14,900	213,517
Genzyme Corp.†	1,390	77,381
Gilead Sciences, Inc.†	56,550	2,648,802
Myriad Genetics, Inc.†	1,000	35,650
Vertex Pharmaceuticals, Inc.†	1,790	63,796
		4,914,784
Medical-Drugs — 1.4%
Abbott Laboratories	2,880	135,475
Endo Pharmaceuticals Holdings, Inc.†	20,100	360,192
Merck & Co., Inc.	2,790	78,008
Pfizer, Inc.	3,480	52,200
Roche Holding AG(1)	4,276	581,745
		1,207,620
Medical-Generic Drugs — 0.2%
Perrigo Co.	7,800	216,684
Medical-HMO — 1.0%
Magellan Health Services, Inc.†	10,500	344,610
UnitedHealth Group, Inc.	20,345	508,218
		852,828
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.†	35,800	302,152
Medical-Outpatient/Home Medical — 0.3%
Amsurg Corp.†	6,700	143,648
Lincare Holdings, Inc.†	4,800	112,896
		256,544
Metal Processors & Fabrication — 1.6%
CIRCOR International, Inc.	7,100	167,631
Precision Castparts Corp.	16,600	1,212,298
		1,379,929

Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	20,144
Multimedia — 0.7%
News Corp., Class A	53,425	486,702
The Walt Disney Co.	2,390	55,759
Time Warner, Inc.	2,990	75,318
		617,779
Networking Products — 0.2%
Cisco Systems, Inc.†	8,550	159,372
Oil Companies-Exploration & Production — 1.4%
Apache Corp.	1,690	121,933
Comstock Resources, Inc.†	3,800	125,590
Devon Energy Corp.	990	53,955
EOG Resources, Inc.	600	40,752
McMoRan Exploration Co.†	56,100	334,356
Occidental Petroleum Corp.	1,190	78,314
Range Resources Corp.	600	24,846
Southwestern Energy Co.†	1,200	46,620
Vaalco Energy, Inc.†	74,100	313,443
XTO Energy, Inc.	1,565	59,689
		1,199,498
Oil Companies-Integrated — 1.7%
Chevron Corp.	1,790	118,588
ConocoPhillips	1,490	62,669
Exxon Mobil Corp.	4,070	284,534
Hess Corp.	3,080	165,550
Marathon Oil Corp.	500	15,065
Petroleo Brasileiro SA ADR	18,040	739,279
Suncor Energy, Inc.	2,371	71,936
		1,457,621
Oil Field Machinery & Equipment — 0.3%
T-3 Energy Services, Inc.†	25,501	303,717
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,790	30,233
Oil-Field Services — 0.8%
Exterran Holdings, Inc.†	19,100	306,364
Schlumberger, Ltd.	3,480	188,303
Smith International, Inc.	2,090	53,817
Weatherford International, Ltd.†	5,680	111,101
		659,585
Optical Supplies — 0.9%
Alcon, Inc.	6,990	811,679
Pharmacy Services — 0.2%
Express Scripts, Inc.†	1,990	136,812
Medco Health Solutions, Inc.†	300	13,683
		150,495
Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†	9,000	204,660
Private Corrections — 0.1%
The Geo Group, Inc.†	4,500	83,610
Retail-Apparel/Shoe — 0.8%
Hot Topic, Inc.†	65,100	475,881
The Children’s Place Retail Stores, Inc.†	2,200	58,146
Wet Seal, Inc., Class A†	60,000	184,200
		718,227
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,290	70,418
Retail-Building Products — 0.1%
Home Depot, Inc.	5,080	120,040
Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	16,700	367,567
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,380	146,686
Retail-Discount — 0.3%
Target Corp.	4,280	168,931
Wal-Mart Stores, Inc.	1,670	80,895
		249,826
Retail-Drug Store — 2.4%
CVS Caremark Corp.	66,995	2,135,131
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,180	91,298
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	7,200	77,616
Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	10,685	456,784
Macy’s, Inc.	1,390	16,346
		473,130
Retail-Restaurants — 0.6%
Burger King Holdings, Inc.	27,000	466,290
Darden Restaurants, Inc.	1,190	39,246
Wendy’s/Arby’s Group, Inc., Class A	4,900	19,600
		525,136
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	7,970	137,084
Satellite Telecom — 0.3%
GeoEye, Inc.†	10,800	254,448
Schools — 0.3%
DeVry, Inc.	5,500	275,220
Semiconductor Components-Integrated Circuits — 0.2%
Integrated Device Technology, Inc.†	24,700	149,188
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,680	34,629
		183,817
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC(1)	8,790	400,596
Software Tools — 0.1%
VMware, Inc. Class A†	2,100	57,267
Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	28,575	458,914
Harmonic, Inc.†	49,500	291,555
		750,469
Telecom Services — 0.4%
TW Telecom, Inc.†	34,915	358,577
Telecommunication Equipment — 0.7%
Comtech Telecommunications Corp.†	6,361	202,789
Harris Corp.	13,800	391,368
		594,157
Telephone-Integrated — 0.3%
AT&T, Inc.	8,637	214,543
Verizon Communications, Inc.	1,990	61,153
		275,696
Theaters — 0.2%
Regal Entertainment Group, Class A	15,700	208,653
Therapeutics — 0.1%
Warner Chilcott, Ltd., Class A†	5,900	77,585
Tobacco — 0.1%
Altria Group, Inc.	1,780	29,174

Philip Morris International, Inc.	2,090	91,166
		120,340
Transactional Software — 0.3%
ACI Worldwide, Inc†	21,100	294,556
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	1,690	124,283
Union Pacific Corp.	2,300	119,738
		244,021
Transport-Services — 1.1%
United Parcel Service, Inc., Class B	10,205	510,148
UTi Worldwide, Inc.†	40,300	459,420
		969,568
Ultra Sound Imaging Systems — 0.2%
SonoSite, Inc.†	7,100	142,426
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A	12,685	403,002
Web Portals/ISP — 1.5%
Google, Inc., Class A†	3,005	1,266,878
Yahoo!, Inc.†	2,880	45,101
		1,311,979
Wireless Equipment — 0.8%
Crown Castle International Corp.†	20,045	481,481
Nokia Oyj ADR	3,380	49,280
QUALCOMM, Inc.	4,680	211,536
		742,297
Total Common Stock (cost $59,204,624)		61,857,310
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	1,600	18,000
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	12,298
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(4)	536	11,792
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	300	366
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	1,600	23,136
Total Preferred Stock (cost $112,379)		65,592
ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(5)	$100,000	94,434
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	8,988	8,997
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	33,178	33,045
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	5,944	5,935
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	45,766	46,546
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(5)	55,000	51,785
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(5)(6)	25,000	21,721
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(5)	20,000	11,218
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(5)	75,000	60,698
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.32% due 04/15/12(2)	5,437	5,375
Capital One Auto Finance Trust,
Series 2006-C, Class A3B
0.33% due 07/15/11(2)	3,726	3,701
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.33% due 12/15/12(2)	80,901	79,283
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.35% due 05/15/13(2)	40,000	36,606
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.36% due 10/15/12(2)	18,108	17,552
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	21,503	21,546
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	10,875	10,985
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(6)(7)	45,181	38,745
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(5)(6)	31,000	16,618
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(7)	89,634	49,544
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(5)(6)	70,000	62,065
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(5)	50,000	45,188
Commercial Mtg. Pass-Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(5)	40,334	40,253
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(5)(6)	50,000	42,322

Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	47,865	40,438
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	38,643	29,891
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(5)(6)	150,000	121,354
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(5)	50,000	48,953
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(5)	50,000	43,309
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(6)(7)	98,903	57,955
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.62% due 03/06/20*(2)(5)(8)	45,000	27,450
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	150,000	133,729
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(6)(7)	61,556	41,275
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.20% due 04/25/35(6)(7)	36,172	24,373
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.98% due 03/25/47(6)(7)	24,181	13,949
Impac CMB Trust, Series 2005-4, Class 1A1A 0.58% due 05/25/35(2)(7)	49,996	22,280
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(5)	146,199	145,338
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(5)	72,000	34,192
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(5)	10,000	7,530
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	65,000	52,235
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(5)(6)	160,000	135,803
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(5)	150,000	93,102
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(5)(6)	68,000	24,010
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(5)	29,000	28,680
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(5)	150,000	145,073
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(5)	55,000	43,722
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(5)(6)	100,000	83,727
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(5)	90,000	91,597
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.23% due 12/25/34(6)(7)	54,412	46,866
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(5)	175,000	150,479
Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(5)(6)	150,000	145,434
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(5)	155,000	134,445
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(5)(6)	100,000	86,346
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(5)	42,117	42,778
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(5)	45,000	46,131
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	55,549	33,295
MortgageIT Trust, Series 2005-4, Class A1 0.59% due 10/25/35(2)(7)	126,861	53,900
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(8)	50,000	44,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	114,455	86,598
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.78% due 02/20/47(6)(7)	110,189	75,939
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.97% due 10/15/12(2)	88,929	81,712
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)(7)	74,689	68,362
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(6)(7)	86,374	74,207
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	11,788	11,650

USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	207,289
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(6)(7)	135,846	119,215
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.56% due 03/25/35(6)(7)	112,840	88,366
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.63% due 10/25/36(6)(7)	59,840	40,249
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(7)	30,731	21,320
Total Asset Backed Securities (cost $4,565,394)		3,952,708
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10)(14)(21)(22) (cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 8.4%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	15,000	15,336
Boeing Co. Senior Notes 6.88% due 03/15/39	2,000	2,238
		17,574
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,569
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	55,000	57,233
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	32,492	30,218
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	8,050
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	938
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	10,820	8,872
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	13,400
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	5,000	4,650
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	7,989	5,632
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	52,294	49,393
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	7,000	8,960
		130,113
Banks-Commercial — 0.1%
CoBank ACB
Sub. Notes
7.88% due 04/16/18*	2,000	1,916
KeyBank NA Sub. Notes 5.45% due 03/03/16	12,000	10,295
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,586
PNC Bank NA Sub. Notes 6.88% due 04/01/18	5,000	4,943
Sovereign Bank Sub. Notes 2.67% due 06/20/13(2)	11,000	9,876
Sovereign Bank Sub. Notes 8.75% due 05/30/18	5,000	4,917
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	18,502
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	13,000	12,248
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	10,000	9,390
		75,673
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/01/67(2)	10,000	5,763
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	45,000	45,203
		50,966
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.22% due 03/01/27(2)	10,000	5,695

Banks-Super Regional — 0.4%
BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(2)(3)	27,000	12,009
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	17,673
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	65,000	62,191
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	25,779
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	4,000	4,041
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	50,000	51,570
PNC Preferred Funding Trust I Jr. Sub. 6.11% due 03/15/12*(2)(3)	10,000	5,195
USB Capital IX Company Guar. 6.19% due 04/15/11(2)(3)	17,000	11,475
Wachovia Corp. Notes 5.75% due 02/01/18	90,000	88,390
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	75,000	73,825
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	17,000	16,667
		368,815
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	10,000	11,406
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	10,000	10,113
		21,519
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	57,000	62,338
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	5,000	5,451
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	34,000	37,865
		105,654
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,000	367
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(11)	2,973	1,100
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	32,429
		33,896
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	12,825
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	25,000	25,125
		37,950
Cable/Satellite TV — 0.4%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(12)(13)	2,000	2,110
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
8.75% due 11/15/13†(12)(13)	2,000	1,900
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(12)(13)	17,000	16,278
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	50,000	57,000
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	21,000	21,763
Comcast Corp. Bonds 6.40% due 05/15/38	85,000	83,208
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	29,781
COX Communications, Inc. Notes 5.88% due 12/01/16*	10,000	9,807
COX Communications, Inc. Notes 6.25% due 06/01/18*	25,000	24,713
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	3,000	2,888
COX Communications, Inc. Bonds 8.38% due 03/01/39*	35,000	39,024
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	25,000	24,965
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	5,000	4,866
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	52,086
		370,389
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	35,600

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,287
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,263
		45,150
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	5,000	3,875
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	10,000	5,200
		9,075
Cellular Telecom — 0.3%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	75,493
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,237
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	10,000	7,975
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	10,000	10,205
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	61,000	64,759
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	45,000	53,779
		222,448
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	6,000	5,453
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	9,000	9,016
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	5,000	5,185
		19,654
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	30,000	27,040
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	3,962
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	2,000	890
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	2,000	1,590
		33,482
Commercial Services-Finance — 0.1%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	90,000	89,849
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,156
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	25,000	30,182
		34,338
Consumer Products-Misc. — 0.0%
American Achievement Corp.
Company Guar. Notes
8.25% due 04/01/12*	5,000	4,675
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	6,000	5,966
		10,641
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	7,000	7,362
Procter & Gamble Co. Notes 4.70% due 02/15/19	10,000	10,141
		17,503
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(23)	5,000	3,400
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(2)	5,000	3,763
Diversified Banking Institutions — 0.7%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	40,000	35,223
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	50,240
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	8,677
Bank of America Corp. Senior Notes 6.00% due 09/01/17	50,000	45,460
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	10,000	8,585
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	1,769
Bank of America Corp. Senior Notes 7.38% due 05/15/14	36,000	37,189

Citigroup, Inc. Senior Notes 0.94% due 05/18/11(2)	10,000	9,453
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	7,000	5,868
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	43,606
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	6,000	5,623
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	12,297
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	15,355
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	18,000	15,744
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	19,428
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	70,000	71,207
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,375
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	11,000	9,625
GMAC LLC Sub. Notes 8.00% due 12/31/18*	5,000	3,175
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	14,000	12,180
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	70,000	69,661
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	15,000	15,087
Morgan Stanley Sub. Notes 4.75% due 04/01/14	25,000	23,615
Morgan Stanley Senior Notes 5.45% due 01/09/17	6,000	5,603
Morgan Stanley Senior Notes 5.95% due 12/28/17	4,000	3,838
Morgan Stanley Senior Notes 6.00% due 04/28/15	31,000	30,919
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	10,000	9,836
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	9,700
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	10,000	10,437
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	45,000	40,005
		633,780
Diversified Financial Services — 0.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	5,000	4,473
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	45,000	11,692
General Electric Capital Corp. Notes 5.63% due 05/01/18	15,000	14,187
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	9,497
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	63,071
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	65,000	58,507
		161,427
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	5,892
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	22,000	19,372
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	9,300
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,225
		43,897
Electric-Integrated — 0.5%
Ameren Corp. Senior Notes 8.88% due 05/15/14	7,000	7,225
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	5,000	5,765
Centerpoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	24,829
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	22,334
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	50,000	50,776
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	11,000	11,428
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	20,000	13,600

Energy East Corp. Notes 6.75% due 07/15/36	9,000	8,875
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	13,000	13,021
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	5,000	5,213
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	5,000	4,719
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	7,000	7,351
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	40,000	39,539
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,975
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,361
Nevada Power Co. General Refunding Mtg. Bonds 7.13% due 03/15/19	14,000	14,962
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	5,000	5,271
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,703
Sierra Pacific Power Co. General Refunding Mtg. Bonds 6.75% due 07/01/37	9,000	9,273
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)(10)	20,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	5,000	3,113
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	6,000	6,680
Union Electric Co. Sec. Notes 6.40% due 06/15/17	60,000	61,606
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	60,000	80,415
		421,034
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	75,057
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,587
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	11,000	9,621
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(2)(12)(13)	5,000	3,250
		17,458
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,538
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.75% due 07/08/14	15,000	15,012
Oracle Corp. Senior Notes 5.00% due 07/08/19	10,000	9,963
Oracle Corp. Senior Notes 6.13% due 07/08/39	15,000	14,871
		39,846
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	10,000	9,914
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	9,053
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,749
		23,716
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	11,000	6,207
CIT Group, Inc. Notes 5.85% due 09/15/16	13,000	7,339
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	14,000	6,577
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	16,375
		36,498
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 4.50% due 07/26/10	2,000	1,890
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 7.25% due 05/20/14	5,000	5,172
American Express Co. Senior Notes 8.13% due 05/20/19	40,000	41,509
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	16,228
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	11,000	11,590
		74,499

Finance-Investment Banker/Broker — 0.6%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	55,119
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(3)(12)(13)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	7,000	1,033
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	10,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	24,332
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	8,000	6,862
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	8,222
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	5,000	4,426
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	108,488
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	48,000	40,013
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	5,895
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	41,944
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	16,000	16,028
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	55,000	59,777
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	45,000	46,530
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	42,208
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	29,683
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	12,721
		503,284
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,900
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	11,000	11,069
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	5,000	4,934
		25,903
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	9,000	9,526
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	2,700
Gas-Distribution — 0.1%
Energen Corp.
Notes
7.63% due 12/15/10	60,000	62,088
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	10,438
		72,526
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)	1,000	140
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,194
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	10,021
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	3,350
		13,371
Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	7,860
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	12,000	12,001
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	50,000	48,478
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	18,564
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	40,000	41,993
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	60,000	58,910
		187,806
Insurance-Multi-line — 0.4%
Allstate Corp. Senior Notes 7.45% due 05/16/19	65,000	70,321

American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	7,000	7,002
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	19,824
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	50,000	38,309
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,090
MetLife, Inc. Notes 7.72% due 02/15/19	65,000	69,527
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	10,000	9,922
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	15,138
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	22,345
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	58,420
		315,898
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	17,000	12,240
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	41,877
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	35,000	37,166
		91,283
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	63,744
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	14,000	14,172
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	70,000	43,400
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	45,894
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	26,435
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	52,637
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	2,000	1,383
		247,665
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	12,976
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	65,000	61,504
		74,480
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	45,221
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	75,000	79,971
		125,192
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	3,000	3,053
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(14)	7,000	6,772
		9,825
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	10,000	10,611
Amgen, Inc. Senior Notes 6.40% due 02/01/39	25,000	26,592
		37,203
Medical-Drugs — 0.1%
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	4,000	4,070
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	10,000	10,125
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	75,000	82,022
		96,217
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	3,000	3,076
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	10,000	9,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	10,000	8,750
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	5,000	4,950
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	10,000	9,850

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	5,000	4,900
		38,250
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	38,126
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	12,000	10,368
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 05/15/15(2)(14)	5,183	2,857
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	15,000	14,582
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	5,000	4,241
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	75,000	78,152
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	35,000	38,592
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	9,000	10,074
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	63,297
Viacom, Inc. Senior Notes 6.13% due 10/05/17	70,000	68,028
		276,966
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	4,000	4,247
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	5,000	5,300
		9,547
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	59,836
Xerox Corp. Senior Notes 6.35% due 05/15/18	5,000	4,462
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	15,598
		79,896
Oil Companies-Exploration & Production — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	28,725
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	7,000	6,495
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	10,000	9,835
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	12,112
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	45,000	45,093
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	40,000	41,758
		144,018
Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	95,000	101,717
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	8,000	8,515
Hess Corp.
Senior Notes
7.13% due 03/15/33	10,000	10,016
		120,248
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	6,000	5,119
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	5,000	4,525
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,675
International Paper Co. Senior Notes 7.40% due 06/15/14	20,000	19,909
International Paper Co. Senior Notes 9.38% due 05/15/19	20,000	20,387
		44,971
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	3,000	3,099
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	25,000	26,453
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	3,000	3,308
		32,860
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	10,000	9,900

Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	5,000	4,544
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	23,500
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	8,775
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	5,000	5,034
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	78,614
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	5,000	4,191
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	14,775
		139,433
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	60,000	55,688
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(22)(23)	5,000	213
Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	49,726
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	60,000	54,327
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	50,000	45,523
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	43,980
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	10,000	8,291
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	60,901
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	45,045
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	38,679
Simon Property Group LP Senior Notes 6.75% due 05/15/14	15,000	15,072
Simon Property Group LP Senior Notes 10.35% due 04/01/19	23,000	26,133
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	67,971
		455,648
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	100,000	78,826
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	24,694
		103,520
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(12)(13)(14)	10,000	113
Rental Auto/Equipment — 0.1%
Erac USA Finance Co.
Company Guar. Notes
7.00% due 10/15/37*	50,000	39,764
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	1,975
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	4,959
Retail-Drug Store — 0.1%
CVS Caremark Corp. Notes 6.60% due 03/15/19	30,000	32,055
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	34,007	30,771
CVS Pass-Through Trust Pass Through Certs. 8.35% due 07/10/31*	5,000	5,155
		67,981
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	7,000	6,930
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,550
		11,480
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	7,000	7,027
Special Purpose Entity — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,350
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	5,731

Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(2)	5,000	3,638
		9,369
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	26,208
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	2,000	390
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	9,538
Qwest Corp. Senior Notes 8.38% due 05/01/16*	4,000	3,860
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	1,000	993
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	55,839
		96,828
Telephone-Integrated — 0.2%
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	31,164
AT&T, Inc. Senior Notes 5.63% due 06/15/16	5,000	5,145
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	62,806
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	6,000	4,830
Verizon Communications, Inc. Notes 6.40% due 02/15/38	50,000	48,950
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	40,000	41,728
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	5,000	5,442
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,011
		209,201
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	772
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	56,400
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(2)(12)(13)(14)	6,062	61
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(12)(13)	5,000	13
		57,246
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	20,000	22,458
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	51,590
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	20,000	20,988
Philip Morris International, Inc.
Notes
6.38% due 05/16/38	25,000	26,734
		121,770
Transactional Software — 0.0%
Open Solutions, Inc.
Company Guar. Notes
9.75% due 02/01/15*	5,000	2,050
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,804
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	45,840	28,421
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,804	2,019
		32,244
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	10,339
CSX Corp. Debentures 7.90% due 05/01/17	9,000	9,952
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	9,000	9,072
		29,363
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	13,350
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	3,000	3,094

United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	2,000	2,102
		18,546
Total Corporate Bonds & Notes (cost $7,598,619)		7,424,589
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Senior Sec. Notes 6.95% due 07/01/12*	51,090	54,575
Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(2)(3)	20,000	8,200
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(2)(3)	20,000	11,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.82% due 12/30/09(2)(3)	15,000	9,150
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(2)(3)	5,000	2,938
Credit Suisse New York Senior Notes 5.50% due 05/01/14	5,000	5,195
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	100,496
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(2)(3)	10,000	3,500
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	10,000	9,974
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(2)(3)	20,000	8,200
		159,053
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(2)(3)	20,000	8,200
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(2)	7,000	3,832
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	103,116
		115,148
Brewery — 0.1%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	50,000	57,000
SABMiller PLC Company Guar. Bonds 6.50% due 07/01/16*	50,000	49,886
		106,886
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	3,000	2,953
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	2,000	2,040
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	10,000	9,833
		14,826
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(9)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	8,738
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	5,000	2,896
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	4,000	3,765
Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	6,000	6,480
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	5,000	5,237
		11,717
Electric-Integrated — 0.1%
Electricite de France Notes 6.50% due 01/26/19*	64,000	70,095
Electricite de France Notes 6.95% due 01/26/39*	9,000	10,104
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	11,946
		92,145
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.22% due 07/15/14(2)(3)	22,000	8,305
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	11,750
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	6,725
		26,780
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	10,000	7,973

Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	6,000
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	7,000	6,475
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	6,000	5,965
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	26,594
		32,559
Oil Companies-Exploration & Production — 0.1%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	5,000	5,008
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	40,000	47,100
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	4,000	3,966
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000	4,284
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	6,475
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	10,000	11,078
		77,911
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	5,000	5,134
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	3,000	2,950
		8,084
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)	5,000	4,475
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	10,000	9,600
		14,075
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	103,544
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	29,000	25,375
ArcelorMittal Senior Notes 9.85% due 06/01/19	20,000	21,535
		46,910
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19	5,000	5,045
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	5,000	5,307
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	25,000	29,268
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	50,000	52,583
France Telecom SA
Senior Notes
5.38% due 07/08/19	8,000	8,058
France Telecom SA Bonds 7.75% due 03/01/11	40,000	43,261
France Telecom SA Notes 8.50% due 03/01/31	40,000	51,373
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	15,000	14,360
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	82,816
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	35,000	35,642
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	8,000	8,248
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	2,000	2,216
		338,177
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	35,260
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*	22,000	14,630
Wireless Equipment — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	30,000	32,161
Total Foreign Corporate Bonds & Notes (cost $1,314,319)		1,320,288

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	650,000	287,844
Federal Republic of Brazil Notes 8.00% due 01/15/18	50,000		56,000
Total Foreign Government Agencies (cost $302,822)			343,844
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.32% due 12/15/13(15)(16) (cost $63,297)	63,297		46,033
TAXABLE MUNICIPAL BONDS & NOTES — 0.2%
Taxable Municipal Bonds — 0.2%
California State General Obligation Bonds 7.55% due 04/01/39	125,000		113,799
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	40,000		46,562
Total Taxable Municipal Bonds & Notes (cost $168,994)			160,361
U.S. GOVERNMENT AGENCIES — 7.7%
Federal Home Loan Mtg. Corp. — 2.8%
4.50% due 01/01/39	30,759		30,661
5.00% due 03/01/19	8,634		9,008
5.00% due 07/01/21	311,151		323,772
5.00% due 06/01/34	62,959		64,354
5.00% due 07/01/35	19,989		20,409
5.00% due 10/01/35	104,815		107,022
5.00% due 12/01/35	470,826		480,739
5.00% due 01/01/37	16,441		16,759
5.00% due 03/01/38	41,639		42,411
5.00% due 05/01/38	639,807		651,642
5.50% due 07/01/34	39,210		40,649
5.50% due 09/01/37	58,182		60,145
5.50% due 01/01/38	60,939		63,024
5.50% due 07/01/38	34,383		35,543
5.95% due 10/01/36(2)	89,281		93,858
6.00% due 12/01/33	52,620		55,367
6.00% due 08/01/36	57,753		60,390
6.50% due 05/01/16	2,191		2,323
6.50% due 05/01/29	4,305		4,625
6.50% due 03/01/36	26,656		28,364
6.50% due 05/01/36	944		1,004
6.50% due 11/01/37	47,416		50,444
7.00% due 04/01/32	7,992		8,653
7.50% due 08/01/23	700		763
7.50% due 04/01/28	3,453		3,768
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(7)	26,549		26,889
Series 2586, Class NK
3.50% due 08/15/16(7)	10,118		10,304
Series 3102, Class PG
5.00% due 11/15/28(7)	40,000		41,819
Series 3317, Class PD
5.00% due 09/15/31(7)	55,000		57,602
Series 3349, Class HB
5.50% due 06/15/31(7)	52,000		54,540
Series 1577, Class PK
6.50% due 09/15/23(7)	20,000		21,493
Series 1226, Class Z
7.75% due 03/15/22(7)	1,616		1,733
			2,470,077
Federal National Mtg. Assoc. — 4.0%
4.50% due 11/01/22	110,415		113,861
4.50% due 01/01/39	29,105		29,085
4.56% due 01/01/15	201,321		208,512
4.85% due 11/01/15	213,465		221,762
5.00% due 03/15/16	11,000		11,967
5.00% due 06/01/19	4,257		4,444
5.00% due 05/01/35	6,435		6,574
5.00% due 09/01/35	130,152		132,974
5.00% due 10/01/35	476,037		486,357
5.00% due 07/01/37	54,751		55,836
5.00% due July TBA	45,000		45,633
5.50% due 03/01/18	8,687		9,175
5.50% due 06/01/19	18,202		19,185
5.50% due 11/01/20	19,092		20,076
5.50% due 04/01/21	346,099		362,950
5.50% due 11/01/22	29,841		31,270
5.50% due 06/01/34	25,863		26,820
5.50% due 06/01/35	627,623		650,270
5.50% due 02/01/36(2)	30,233		31,573
5.50% due 06/01/36	426,286		442,734
5.50% due 08/01/36	63,959		66,156
5.50% due 11/01/36	12,632		13,066
5.50% due July TBA	60,000		61,706
5.92% due 10/01/11	48,956		51,879
6.00% due 06/01/17	16,049		17,101
6.00% due 12/01/33	47,260		49,771
6.00% due 05/01/34	3,240		3,407
6.00% due 06/01/35	4,227		4,434
6.50% due 08/01/17	33,325		35,321
6.50% due 09/01/32	43,987		47,259
6.50% due 04/01/34	18,067		19,349
6.50% due 10/01/37	5,835		6,222
6.56% due 07/01/11	12,363		13,081
7.00% due 06/01/37	162,109		176,081
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(7)	54,000		56,615
			3,532,506
Government National Mtg. Assoc. — 0.9%
4.50% due July TBA	600,000		598,875
6.00% due 11/15/31	100,066		105,269
7.00% due 05/15/33	26,015		28,134
7.50% due 01/15/32	9,284		10,164
8.00% due 01/15/31	1,427		1,611
8.50% due 11/15/17	1,219		1,319
9.00% due 11/15/21	476		516
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB
7.50% due 09/16/35(7)	527		579
Series 2005-74 Class HC
7.50% due 09/16/35(7)	6,409		7,011
			753,478
Total U.S. Government Agencies (cost $6,491,006)			6,756,061

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.3%
3.50% due 02/15/39	36,000	31,129
4.38% due 02/15/38	206,000	208,028
4.50% due 05/15/38	12,000	12,388
5.25% due 11/15/28	18,000	20,239
8.13% due 08/15/19	4,000	5,484
		277,268
United States Treasury Notes — 0.7%
1.50% due 10/31/10	150,000	151,664
2.25% due 05/31/14	10,000	9,866
2.63% due 06/30/14	4,000	4,013
2.75% due 02/15/19	15,000	14,048
3.13% due 05/15/19	7,000	6,770
3.38% due 09/15/09(17)	350,000	352,256
3.75% due 11/15/18	80,000	81,382
4.25% due 05/15/39	5,000	4,949
		624,948
Total U.S. Government Treasuries (cost $945,079)		902,216
Total Long-Term Investment Securities (cost $80,771,533)		82,830,502
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09	180,000	180,000
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.11% due 07/01/09	500,000	500,000
Total Short-Term Investment Securities (cost $680,000)		680,000
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $434,000 and collateralized by $420,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having approximate value of $444,150	434,000	434,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $711,000 and collateralized by $675,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00% due 11/17/17 and having approximate value of $725,625	711,000	711,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	2,216,000	2,216,000
UBS Securities LLC Joint Repurchase Agreement(18)	1,540,000	1,540,000
Total Repurchase Agreements (cost $4,901,000)		4,901,000
TOTAL INVESTMENTS (cost $86,352,533)(19)	100.7%	88,411,502
Liabilities in excess of other assets	(0.7)	(598,278)
NET ASSETS	100.0%	$87,813,224

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $1,757,709 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $4,204,754 representing 4.9% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Commercial Mortgage Backed Security
(6)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(7)	Collateralized Mortgage Obligation
(8)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(10)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00
				$1,500		0.00%

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Income may be received in cash or additional shares at the discretion of the issuer.
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	See Note 4 for cost of investments on a tax basis.
(20)	Denominated in United States dollars unless otherwise indicated.
(21)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.
(22)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(23)	Bond is in default of interest subsequent to June 30, 2009.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
10	Short	U.S. Treasury 2 YR Notes	September 2009	$2,154,040	$2,162,188	$(8,148)
8	Long	U.S. Treasury 5 YR Notes	September 2009	924,074	917,750	(6,324)
11	Long	U.S. Treasury 10 YR Notes	September 2009	1,267,968	1,278,922	10,954
4	Short	U.S. Treasury Long Bonds	September 2009	464,395	473,438	(9,043)
						$(12,561)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
BRL	310,000	USD	156,566	09/16/2009	$704
USD	163,005	GBP	100,000	09/16/2009	1,496
USD	238,000	MXN	3,200,000	09/17/2009	2,357
USD	156,063	NZD	250,000	09/16/2009	4,497
					9,054

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
BRL	310,000	USD	154,206	09/16/2009	$(1,656)
JPY	15,500,000	USD	160,554	09/16/2009	(481)
					(2,137)
Net Unrealized Appreciation (Depreciation)					$6,917

BRL — Brazilian Real
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NZD — New Zealand Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$9,341,633	$—		$—	$9,341,633
Medical-Biomedical/Gene	4,914,784	—		—	4,914,784
Other Industries*	43,396,139	4,204,754	@	—	47,600,893
Preferred Stocks	65,592	—		—	65,592
Asset Backed Securities	—	3,881,258		71,450	3,952,708
Convertible Bonds & Notes	—	—		1,500	1,500
U.S. Corporate Bonds & Notes	—	7,377,885		46,704	7,424,589
Foreign Corporate Bonds & Notes	—	1,320,288		0	1,320,288
Foreign Government Agencies	—	343,844		—	343,844
Loans	—	46,033		—	46,033
Taxable Municipal Notes	—	160,361		—	160,361
U.S. Government Agencies	—	6,756,061		—	6,756,061
U.S. Government Treasuries	902,216	—		—	902,216
Short-Term Investment Securities:
Time Deposits	—	180,000		—	180,000
U.S. Government Agencies	—	500,000		—	500,000
Repurchase Agreements	—	4,901,000		—	4,901,000
Other Financial Instruments†
Futures Appreciation	10,954	—		—	10,954
Futures Depreciation	(23,515)	—		—	(23,515)
Forward Foreign Currency Contracts Appreciation	—	9,054		—	9,054
Forward Foreign Currency Contracts Depreciation	—	(2,137)		—	(2,137)

Total	$58,607,803	$29,678,401		$119,654	$88,405,858

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 3/31/2009	$54,750	$1,000	$47,543	$0
Accrued discounts/premiums	—	—	100	—
Realized gain(loss)	—	—	1,166	—
Change in unrealized appreciation(depreciation)	16,700	500	(1,717)	—
Net purchases(sales)	—	—	712	—
Transfers in and/or out of Level 3	—	—	(1,100)	—
Balance as of 06/30/2009	$71,450	$1,500	$46,704	$0

See Notes to Portfolio of Investments

Seasons Series Trust
Multi-Managed Moderate Growth Portfolio

Portfolio of Investments — June 30, 2009

(unaudited)

	Shares/Principal	Market Value
Security Description	Amount(20)	(Note 1)
COMMON STOCK — 55.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	35,800	$180,790
Aerospace/Defense — 0.1%
Boeing Co.	2,300	97,750
Lockheed Martin Corp.	1,300	104,845
Raytheon Co.	1,000	44,430
		247,025
Aerospace/Defense-Equipment — 0.3%
Argon ST, Inc.†	6,900	141,933
Orbital Sciences Corp.†	10,200	154,734
United Technologies Corp.	4,700	244,212
		540,879
Agricultural Chemicals — 1.2%
Monsanto Co.	23,935	1,779,328
Potash Corp. of Saskatchewan, Inc.	2,700	251,235
Syngenta AG(1)	79	18,345
		2,048,908
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	7,700	206,129
Bunge, Ltd.	11,905	717,276
		923,405
Apparel Manufacturers — 0.3%
Coach, Inc.	3,700	99,456
Columbia Sportswear Co.	12,100	374,132
		473,588
Applications Software — 0.3%
Citrix Systems, Inc.†	2,900	92,481
Microsoft Corp.	19,200	456,384
		548,865
Banks-Fiduciary — 0.4%
State Street Corp.	6,500	306,800
The Bank of New York Mellon Corp.	10,001	293,129
		599,929
Banks-Super Regional — 0.4%
Capital One Financial Corp.	200	4,376
Fifth Third Bancorp	5,200	36,920
PNC Financial Services Group, Inc.	5,700	221,217
US Bancorp	8,200	146,944
Wells Fargo & Co.	14,000	339,640
		749,097
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,400	131,904
The Coca-Cola Co.	3,600	172,764
		304,668
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A†	41,200	522,416
Brewery — 1.1%
Anheuser-Busch InBev NV(1)	49,325	1,785,690
Building & Construction-Misc. — 0.1%
Insituform Technologies, Inc., Class A†	10,000	169,700
Cable TV — 0.0%
Comcast Corp., Special Class A	4,000	56,400
Casino Hotels — 0.1%
Wynn Resorts, Ltd.†	4,800	169,440
Casino Services — 0.1%
International Game Technology	6,200	98,580
Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	2,900	74,298
Israel Chemicals, Ltd.(1)	24,745	243,579
The Dow Chemical Co.	11,600	187,224
		505,101
Commercial Services-Finance — 0.7%
Equifax, Inc.	18,500	482,850
Global Payments, Inc.	13,124	491,625
Jackson Hewitt Tax Service, Inc.	25,800	161,508
Mastercard, Inc., Class A	100	16,731
The Western Union Co.	4,900	80,360
		1,233,074
Computer Aided Design — 0.0%
ANSYS, Inc.†	1,900	59,204
Computer Services — 0.4%
CACI International, Inc., Class A†	13,700	585,127
Computers — 7.3%
Apple, Inc.†	50,290	7,162,805
Hewlett-Packard Co.	8,200	316,930
International Business Machines Corp.	1,600	167,072
Research In Motion, Ltd.†	65,085	4,624,289
		12,271,096
Consulting Services — 0.4%
Watson Wyatt Worldwide, Inc., Class A	19,100	716,823
Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	3,300	224,730
Colgate-Palmolive Co.	2,200	155,628
The Procter & Gamble Co.	5,000	255,500
		635,858
Cruise Lines — 0.1%
Carnival Corp.	7,800	201,006
Royal Caribbean Cruises, Ltd.	2,200	29,788
		230,794
Data Processing/Management — 0.1%
Fiserv, Inc.†	3,200	146,240
Diagnostic Equipment — 0.3%
Immucor, Inc.†	30,700	422,432
Dialysis Centers — 0.3%
DaVita, Inc.†	10,500	519,330
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	7,900	588,155
Distribution/Wholesale — 0.2%
Owens & Minor, Inc.	5,800	254,156
Diversified Banking Institutions — 2.6%
Bank of America Corp.	19,500	257,400
JPMorgan Chase & Co.	58,685	2,001,745
Morgan Stanley	9,700	276,547
The Goldman Sachs Group, Inc.	11,930	1,758,959
		4,294,651
Diversified Manufacturing Operations — 0.6%
EnPro Industries, Inc.†	23,894	430,331
Honeywell International, Inc.	3,700	116,180
Matthews International Corp., Class A	13,500	420,120
Parker Hannifin Corp.	1,100	47,256
		1,013,887
Diversified Minerals — 0.6%
Vale SA ADR	53,480	942,852
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	10,900	174,945
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	42,120
Electric-Integrated — 0.1%
Dominion Resources, Inc.	2,300	76,866

FPL Group, Inc.	1,300	73,918
Progress Energy, Inc.	1,500	56,745
		207,529
Electronic Components-Semiconductors — 0.4%
Altera Corp.	20,000	325,600
Broadcom Corp., Class A†	1,700	42,143
Intel Corp.	17,700	292,935
Texas Instruments, Inc.	4,100	87,330
		748,008
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,100	172,630
Engineering/R&D Services — 1.3%
ABB, Ltd.†(1)	138,508	2,180,184
Enterprise Software/Service — 2.4%
ManTech International Corp., Class A†	20,000	860,800
Novell, Inc.†	91,300	413,589
Oracle Corp.	128,885	2,760,717
		4,035,106
Entertainment Software — 0.6%
Activision Blizzard, Inc.†	26,000	328,380
Electronic Arts, Inc.†	32,290	701,339
		1,029,719
Finance-Investment Banker/Broker — 0.2%
Duff & Phelps Corp., Class A	10,700	190,246
Investment Technology Group, Inc.†	2,500	50,975
The Charles Schwab Corp.	4,000	70,160
		311,381
Finance-Other Services — 0.8%
CME Group, Inc.	3,415	1,062,441
The NASDAQ OMX Group, Inc.†	15,200	323,912
		1,386,353
Food-Confectionery — 0.1%
The J.M. Smucker Co.	3,800	184,908
Food-Misc. — 0.1%
Kellogg Co.	1,300	60,541
Kraft Foods, Inc., Class A	3,800	96,292
		156,833
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	40,600	503,846
Gold Mining — 0.1%
Barrick Gold Corp.	5,500	184,525
Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	11,714	603,622
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	9,535	210,437
Starwood Hotels & Resorts Worldwide, Inc.	3,800	84,360
		294,797
Independent Power Producers — 0.0%
Mirant Corp.†	31	488
Industrial Gases — 0.2%
Praxair, Inc.	4,100	291,387
Insurance Brokers — 0.1%
AON Corp.	4,500	170,415
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,500	93,050
Insurance-Multi-line — 0.5%
ACE, Ltd.	13,585	600,865
MetLife, Inc.	6,900	207,069
		807,934
Insurance-Property/Casualty — 0.1%
HCC Insurance Holdings, Inc.	6,000	144,060
Internet Infrastructure Software — 0.6%
TeleCommunication Systems, Inc., Class A†	135,800	965,538
Internet Security — 0.3%
VeriSign, Inc.†	25,000	462,000
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	500	87,710
T. Rowe Price Group, Inc.	5,800	241,686
		329,396
Medical Information Systems — 0.3%
IMS Health, Inc.	38,000	482,600
Medical Instruments — 0.1%
Medtronic, Inc.	1,500	52,335
St. Jude Medical, Inc.†	1,700	69,870
		122,205
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,500	84,645
Medical Products — 0.2%
Baxter International, Inc.	2,400	127,104
Johnson & Johnson	4,400	249,920
		377,024
Medical-Biomedical/Gene — 3.8%
Amgen, Inc.†	3,300	174,702
Celgene Corp.†	48,245	2,308,041
Emergent Biosolutions, Inc.†	25,500	365,415
Genzyme Corp.†	2,400	133,608
Gilead Sciences, Inc.†	70,150	3,285,826
Myriad Genetics, Inc.†	1,800	64,170
Vertex Pharmaceuticals, Inc.†	3,000	106,920
		6,438,682
Medical-Drugs — 1.1%
Abbott Laboratories	4,700	221,088
Endo Pharmaceuticals Holdings, Inc.†	34,300	614,656
Merck & Co., Inc.	4,700	131,412
Pfizer, Inc.	5,900	88,500
Roche Holding AG(1)	5,630	765,954
		1,821,610
Medical-Generic Drugs — 0.2%
Perrigo Co.	13,800	383,364
Medical-HMO — 0.7%
Magellan Health Services, Inc.†	17,900	587,478
UnitedHealth Group, Inc.	26,765	668,590
		1,256,068
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.†	61,400	518,216
Medical-Outpatient/Home Medical — 0.3%
Amsurg Corp.†	11,600	248,704
Lincare Holdings, Inc.†	8,300	195,216
		443,920
Metal Processors & Fabrication — 1.1%
CIRCOR International, Inc.	11,900	280,959
Precision Castparts Corp.	21,630	1,579,639
		1,860,598

Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	36,931
Multimedia — 0.5%
News Corp., Class A	69,815	636,015
The Walt Disney Co.	3,800	88,654
Time Warner, Inc.	5,000	125,950
		850,619
Networking Products — 1.2%
Cisco Systems, Inc.†	110,750	2,064,380
Oil Companies-Exploration & Production — 1.2%
Apache Corp.	2,800	202,020
Comstock Resources, Inc.†	6,500	214,825
Devon Energy Corp.	1,900	103,550
EOG Resources, Inc.	1,100	74,712
McMoRan Exploration Co.†	97,400	580,504
Occidental Petroleum Corp.	2,200	144,782
Range Resources Corp.	700	28,987
Southwestern Energy Co.†	2,100	81,585
Vaalco Energy, Inc.	127,000	537,210
XTO Energy, Inc.	2,600	99,164
		2,067,339
Oil Companies-Integrated — 1.3%
Chevron Corp.	3,100	205,375
ConocoPhillips	2,700	113,562
Exxon Mobil Corp.	6,800	475,388
Hess Corp.	5,400	290,250
Marathon Oil Corp.	800	24,104
Petroleo Brasileiro SA ADR	24,330	997,043
Suncor Energy, Inc.	4,005	121,512
		2,227,234
Oil Field Machinery & Equipment — 0.3%
T-3 Energy Services, Inc.†	44,415	528,983
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	3,200	54,048
Oil-Field Services — 0.7%
Exterran Holdings, Inc.†	32,700	524,508
Schlumberger, Ltd.	5,800	313,838
Smith International, Inc.	3,500	90,125
Weatherford International, Ltd.†	10,400	203,424
		1,131,895
Optical Supplies — 0.6%
Alcon, Inc.	8,855	1,028,243
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,400	233,750
Medco Health Solutions, Inc.†	500	22,805
		256,555
Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†	15,900	361,566
Private Corrections — 0.1%
The Geo Group, Inc.†	7,900	146,782
Retail-Apparel/Shoe — 0.7%
Hot Topic, Inc.†	111,700	816,527
The Children’s Place Retail Stores, Inc.†	3,800	100,434
Wet Seal, Inc., Class A†	103,600	318,052
		1,235,013
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,800	116,850
Retail-Building Products — 0.1%
Home Depot, Inc.	9,200	217,396
Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	28,700	631,687
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,400	247,826
Retail-Discount — 0.3%
Target Corp.	7,300	288,131
Wal-Mart Stores, Inc.	2,900	140,476
		428,607
Retail-Drug Store — 1.7%
CVS Caremark Corp.	86,920	2,770,140
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,500	157,905
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	12,400	133,672
Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	15,980	683,145
Macy’s, Inc.	2,700	31,752
		714,897
Retail-Restaurants — 0.5%
Burger King Holdings, Inc.	46,100	796,147
Darden Restaurants, Inc.	2,200	72,556
Wendy’s/Arby’s Group, Inc., Class A	8,800	35,200
		903,903
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	14,300	245,960
Satellite Telecom — 0.3%
GeoEye, Inc.†	18,700	440,572
Schools — 0.3%
DeVry, Inc.	9,500	475,380
Semiconductor Components-Integrated Circuits — 0.2%
Integrated Device Technology, Inc.†	42,500	256,700
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,300	59,283
		315,983
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	11,850	540,053
Software Tools — 0.1%
VMware, Inc. Class A†	3,700	100,899
Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	39,271	630,692
Harmonic, Inc.†	84,700	498,883
		1,129,575
Telecom Services — 0.3%
TW Telecom, Inc.†	43,960	451,469
Telecommunication Equipment — 0.6%
Comtech Telecommunications Corp.†	10,835	345,420
Harris Corp.	23,800	674,968
		1,020,388
Telephone-Integrated — 0.3%
AT&T, Inc.	15,807	392,646
Verizon Communications, Inc.	3,300	101,409
		494,055
Theaters — 0.2%
Regal Entertainment Group, Class A	26,800	356,172
Therapeutics — 0.1%
Warner Chilcott, Ltd., Class A†	10,000	131,500
Tobacco — 0.1%
Altria Group, Inc.	3,100	50,809

Philip Morris International, Inc.	3,500	152,670
		203,479
Transactional Software — 0.3%
ACI Worldwide, Inc†	36,000	502,560
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	2,900	213,266
Union Pacific Corp.	3,900	203,034
		416,300
Transport-Services — 0.9%
United Parcel Service, Inc., Class B	13,730	686,363
UTi Worldwide, Inc.†	69,500	792,300
		1,478,663
Ultra Sound Imaging Systems — 0.1%
SonoSite, Inc.†	12,100	242,726
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A	16,980	539,455
Web Portals/ISP — 1.0%
Google, Inc., Class A†	3,945	1,663,172
Yahoo!, Inc.†	5,100	79,866
		1,743,038
Wireless Equipment — 0.6%
Crown Castle International Corp.†	26,330	632,447
Nokia Oyj ADR	5,700	83,106
QUALCOMM, Inc.	8,200	370,640
		1,086,193
Total Common Stock (cost $90,088,839)		93,334,757
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,400	27,000
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	17,028
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(4)	1,073	23,606
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	500	610
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,800	40,488
Total Preferred Stock (cost $183,743)		108,732
ASSET BACKED SECURITIES — 7.9%
Diversified Financial Services — 7.9%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(5)	$325,000	306,909
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	34,155	34,187
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	108,137	107,701
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	19,815	19,782
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	137,299	139,637
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(5)	265,000	249,507
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(5)(6)	80,000	69,508
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(5)	38,000	21,314
Banc of America Large Loan, Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(5)(6)	110,000	73,372
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(5)	55,000	51,186
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A4
5.33% due 02/11/44(5)	375,000	303,489
Cabela’s Master Credit Card Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	546,465
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.32% due 04/15/12(2)	16,312	16,125
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.33% due 07/15/11(2)	11,178	11,102
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.33% due 12/15/12(2)	283,154	277,490
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.35% due 05/15/13(2)	150,000	137,273
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.36% due 10/15/12(2)	67,258	65,193
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	73,725	73,871
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	38,061	38,448
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(6)(7)	75,591	64,823
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(5)(6)	71,000	38,061
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(7)	246,495	136,247

Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(5)(6)	225,000	199,494
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(5)	95,000	85,858
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(5)(6)	400,000	338,578
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	196,865	166,320
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	128,131	99,112
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(5)(6)	500,000	404,512
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(5)	160,000	156,649
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(5)	240,000	207,885
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(6)(7)	276,929	162,275
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.62% due 03/06/20*(2)(5)(8)	155,000	94,550
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	500,000	445,764
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(6)(7)	167,569	112,360
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.20% due 04/25/35(6)(7)	120,573	81,245
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.98% due 03/25/47(6)(7)	93,268	53,802
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.56% due 11/25/11*(2)	70,000	65,037
Impac CMB Trust, Series 2005-4, Class 1A1A 0.58% due 05/25/35(2)(7)	177,764	79,219
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(5)	438,598	436,013
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(5)	110,000	52,237
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(5)	35,000	26,355
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	200,000	160,723
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(5)(6)	530,000	449,846
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(5)	475,000	294,823
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(5)(6)	116,000	40,958
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(5)	55,000	54,393
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(5)	500,000	483,577
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(5)	285,000	226,562
LB-UBS Commercial Mtg. Trust,
Series 2001-C7, Class A5
6.13% due 12/15/30(5)	210,000	213,727
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.23% due 12/25/34(6)(7)	176,840	152,314
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(6)(7)	232,297	186,360
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(5)	550,000	472,933
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(5)(6)	475,000	460,542
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(5)	550,000	477,062
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(5)(6)	500,000	431,733
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(5)	145,070	147,347
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(5)	175,000	179,399
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	183,740	110,130
MortgageIT Trust, Series 2005-4, Class A1 0.59% due 10/25/35(2)(7)	400,316	170,084
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(8)	80,000	70,400
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	169,563	128,293

Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.78% due 02/20/47(6)(7)	292,690	201,714
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.97% due 10/15/12(2)	154,988	142,409
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)(7)	239,003	218,758
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(6)(7)	302,308	259,725
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	42,100	41,608
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	533,769
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.34% due 10/15/13*(2)	140,000	139,687
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(6)(7)	436,648	383,192
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.56% due 03/25/35(6)(7)	358,143	280,467
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.63% due 10/25/36(6)(7)	185,219	124,580
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(7)	49,170	34,113
Total Asset Backed Securities (cost $15,220,878)		13,320,183
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10)(14)(21)(22) (cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 13.8%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	55,000	56,232
Boeing Co. Senior Notes 6.88% due 03/15/39	5,000	5,595
		61,827
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	10,000	9,137
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	185,000	192,511
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,600	98,208
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	16,100
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	937
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	40,575	33,272
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	40,200
Delta Air Lines, Inc.
Pass Through Certs.
Series 2001-1, Class A2
7.11% due 03/18/13	5,000	4,650
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	11,983	8,448
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	147,375	139,199
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	6,000	7,680
		348,694
Banks-Commercial — 0.3%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	5,000	4,789
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,443
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	5,378
PNC Bank NA Sub. Notes 6.88% due 04/01/18	10,000	9,886
Sovereign Bank Sub. Notes 2.67% due 06/20/13(2)	16,000	14,365
Sovereign Bank Sub. Notes 8.75% due 05/30/18	333,000	327,507
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	27,753
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	25,000	23,554

Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	13,000	12,207
		440,882
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/01/67(2)	30,000	17,288
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	165,747
		183,035
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.22% due 03/01/27(2)	16,000	9,113
Banks-Super Regional — 0.8%
BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(2)(3)	41,000	18,236
Bank of America Corp. Senior Notes 4.90% due 05/01/13	80,000	77,922
Bank of America Corp. Senior Notes 5.65% due 05/01/18	115,000	101,618
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	210,000	200,925
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	51,559
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	7,000	7,072
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	215,000	221,751
PNC Preferred Funding Trust I Jr. Sub. 6.11% due 03/15/12*(2)(3)	15,000	7,793
USB Capital IX Company Guar. 6.19% due 04/15/11(2)(3)	22,000	14,850
Wachovia Corp. Notes 5.75% due 02/01/18	310,000	304,453
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	255,000	251,005
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	23,000	22,549
		1,279,733
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	21,671
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	20,000	20,226
		41,897
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	164,000	179,359
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	10,000	10,901
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	92,000	102,458
		292,718
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	735
Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14*(11)	5,946	2,200
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	129,715
		132,650
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	47,025
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	85,000	85,425
		132,450
Cable/Satellite TV — 0.6%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(12)(13)	3,000	3,165
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(12)(13)	2,000	1,900
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(12)(13)	28,000	26,810
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	170,000	193,800
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	35,000	36,271
Comcast Corp. Bonds 6.40% due 05/15/38	240,000	234,939
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	119,122
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	49,036

COX Communications, Inc. Notes 6.25% due 06/01/18*	50,000	49,427
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	6,739
COX Communications, Inc. Bonds 8.38% due 03/01/39*	90,000	100,348
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	75,000	74,895
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	9,733
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	161,468
		1,067,653
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	115,700
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,287
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	97,032
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,263
		222,282
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	10,000	7,750
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	15,000	7,800
		15,550
Cellular Telecom — 0.4%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	269,616
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,238
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	15,000	11,963
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	20,000	20,409
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	137,000	145,443
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	195,000	233,043
		690,712
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	12,000	10,906
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	18,000	18,032
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	10,369
		39,307
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	105,000	94,639
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	3,963
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	2,670
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	7,000	5,565
		106,837
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	310,000	309,481
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	8,313
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	85,000	102,619
		110,932
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,350
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	12,000	11,932
		21,282
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,620
Procter & Gamble Co. Notes 4.70% due 02/15/19	10,000	10,142
		22,762
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(23)	10,000	6,800
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(2)	11,000	8,277

KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	4,000	3,430
		11,707
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	90,433
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	166,088
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	15,000	13,015
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	15,000	12,877
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,537
Bank of America Corp. Senior Notes 7.38% due 05/15/14	84,000	86,773
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(2)	20,000	18,907
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	12,000	10,060
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	150,000	145,354
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	17,000	15,933
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	18,918
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	38,389
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	29,000	25,365
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	74,467
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	97,138
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	175,000	178,017
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,375
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	16,000	14,000
GMAC LLC Sub. Notes 8.00% due 12/31/18*	5,000	3,175
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	18,270
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	255,000	253,766
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	55,000	55,320
Morgan Stanley Sub. Notes 4.75% due 04/01/14	85,000	80,290
Morgan Stanley Senior Notes 5.45% due 01/09/17	12,000	11,205
Morgan Stanley
Senior Notes
5.95% due 12/28/17	8,000	7,676
Morgan Stanley Senior Notes 6.00% due 04/28/15	51,000	50,867
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	99,691
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	19,672
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	9,700
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	15,655
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	159,000	141,350
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	10,000	10,708
		1,790,991
Diversified Financial Services — 0.3%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	5,000	4,474
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	170,000	44,169
General Electric Capital Corp. Notes 5.63% due 05/01/18	60,000	56,747
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	15,828
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	199,726
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	224,000	201,625
		522,569
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	8,838
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	33,000	29,058

The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	23,250
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	25,375
		77,683
Electric-Integrated — 0.7%
Ameren Corp. Senior Notes 8.88% due 05/15/14	14,000	14,450
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	10,000	11,530
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	88,521
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	67,003
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	157,405
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	21,000	21,817
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	34,000	23,120
Energy East Corp. Notes 6.75% due 07/15/36	17,000	16,765
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	26,000	26,041
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	10,000	10,425
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	10,000	9,438
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	14,000	14,703
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	140,000	138,387
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,975
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	8,722
Nevada Power Co. General Refunding Mtg. Bonds 7.13% due 03/15/19	29,000	30,992
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	10,000	10,542
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,054
Sierra Pacific Power Co. General Refunding Mtg. Bonds 6.75% due 07/01/37	18,000	18,546
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)(10)	25,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	6,225
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	5,000	5,567
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	200,220
Virginia Electric & Power Co.
Senior Notes
8.88% due 11/15/38	170,000	227,842
		1,134,290
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	229,863
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,587
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	17,000	14,869
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(2)(12)(13)	15,000	9,750
		29,206
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,075
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.75% due 07/08/14	30,000	30,025
Oracle Corp. Senior Notes 5.00% due 07/08/19	20,000	19,925
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	29,742
		79,692
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	30,000	29,743
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	15,000	13,579
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	9,000	8,549
		51,871

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	35,000	19,748
CIT Group, Inc. Notes 5.85% due 09/15/16	38,000	21,453
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	61,000	28,658
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	24,563
		94,422
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 4.50% due 07/26/10	5,000	4,725
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.25% due 05/20/14	8,000	8,276
American Express Co. Senior Notes 8.13% due 05/20/19	135,000	140,093
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	56,796
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	34,000	35,823
		240,988
Finance-Investment Banker/Broker — 1.0%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	202,105
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(3)(12)(13)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	10,000	1,475
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	15,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	85,000	82,730
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	8,577
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	15,000	12,333
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	76,000	67,280
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	263,471
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	166,000	138,379
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	12,000	11,789
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	78,646
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	33,059
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	244,542
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12	175,000	180,948
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	105,521
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	98,943
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	50,882
		1,580,683
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	39,601
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	19,000	19,118
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	9,869
		68,588
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	19,000	20,111
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	5,400
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	206,958
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	10,439
		217,397
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)	1,000	140
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,656

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	20,043
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	6,700
		26,743
Insurance-Life/Health — 0.3%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	12,445
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,001
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	150,000	145,435
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	27,846
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	140,000	146,974
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	195,000	191,457
		542,158
Insurance-Multi-line — 0.6%
Allstate Corp. Senior Notes 7.45% due 05/16/19	255,000	275,874
American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	14,000	14,004
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	51,543
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	135,000	103,435
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	10,181
MetLife, Inc. Notes 7.72% due 02/15/19	205,000	219,276
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	19,000	18,852
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	49,196
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	33,518
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	189,866
		965,745
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	26,000	18,720
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	221,346
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	106,000	112,561
		352,627
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	163,913
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	23,000	23,282
Everest Reinsurance Holdings, Inc.
Jr. Sub. Notes
6.60% due 05/01/67(2)	230,000	142,600
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	178,476
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	88,636
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	184,229
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	8,000	5,533
		786,669
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	19,000	18,965
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	200,000	189,242
		208,207
Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	125,000	125,614
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	265,000	282,564
		408,178
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	6,000	6,105
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(14)	9,000	8,707
		14,812
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,222

Amgen, Inc. Senior Notes 6.40% due 02/01/39	105,000	111,684
		132,906
Medical-Drugs — 0.2%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,025
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	8,000	8,141
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	20,000	20,250
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	255,000	278,874
		312,290
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,152
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	14,700
HCA, Inc. Senior Notes 6.25% due 02/15/13	15,000	13,125
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	5,000	4,950
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	15,000	14,775
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	8,000	7,840
		55,390
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	181,098
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	19,000	16,416
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	45,000	43,747
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	9,329
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	230,000	239,665
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	148,855
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	18,000	20,148
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	207,977
Viacom, Inc. Senior Notes 6.13% due 10/05/17	215,000	208,942
		878,663
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,495
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	10,599
		19,094
Office Automation & Equipment — 0.2%
Xerox Corp.
Senior Notes
5.50% due 05/15/12	180,000	179,507
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	8,925
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	57,193
		245,625
Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	47,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	12,990
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	10,000	9,835
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	24,225
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	190,000	190,392
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	120,000	125,274
		410,591
Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	325,000	347,979
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	16,000	17,031
Hess Corp. Senior Notes 7.13% due 03/15/33	15,000	15,023
		380,033

Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	13,000	11,091
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	10,000	9,050
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	9,350
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,650
International Paper Co. Senior Notes 7.40% due 06/15/14	80,000	79,637
International Paper Co. Senior Notes 9.38% due 05/15/19	50,000	50,968
		144,605
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	5,000	5,166
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	80,000	84,649
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	7,719
		97,534
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	15,000	14,850
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	10,000	9,088
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	45,000	42,300
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	8,775
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,068
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	262,048
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	10,000	8,382
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	24,625
		365,286
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	195,000	180,985
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(22)(23)	15,000	637
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	189,865
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	239,946
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	90,000	60,841
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	160,000	145,672
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	149,530
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	35,000	29,018
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	187,779
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	171,171
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	120,871
Simon Property Group LP Senior Notes 6.75% due 05/15/14	55,000	55,264
Simon Property Group LP Senior Notes 10.35% due 04/01/19	95,000	107,942
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	262,173
		1,720,072
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	345,000	271,950
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	90,543
		362,493
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(12)(13)(14)	10,000	112
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	180,000	143,152

Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	3,950
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	4,959
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	105,000	112,193
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	136,028	123,082
CVS Pass-Through Trust Pass Through Certs. 8.35% due 07/10/31*	10,000	10,310
		245,585
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	2,000	1,325
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	15,000	14,851
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	13,650
		28,501
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	13,000	13,050
Special Purpose Entities — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	6,700
Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	186,914
		193,614
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	11,463
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(2)	10,000	7,275
		18,738
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	46,302
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	5,000	975
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	19,075
Qwest Corp. Senior Notes 8.38% due 05/01/16*	8,000	7,720
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	2,000	1,985
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	189,853
		265,910
Telephone-Integrated — 0.4%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	135,042
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,291
AT&T, Inc.
Senior Notes
6.30% due 01/15/38	180,000	173,926
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	12,000	9,660
Verizon Communications, Inc. Notes 6.40% due 02/15/38	130,000	127,269
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	145,000	151,264
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	10,000	10,884
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,022
		632,483
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,545
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	175,000	179,455
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(2)(12)(13)(14)	11,593	116
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(12)(13)	5,000	13
		181,129
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	60,000	67,375
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	154,770
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	80,000	83,951

Philip Morris International, Inc. Notes 6.38% due 05/16/38	80,000	85,549
		391,645
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	4,100
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	65,486	40,601
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	22,435	16,153
		56,754
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	15,000	15,508
CSX Corp. Debentures 7.90% due 05/01/17	17,000	18,798
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	18,000	18,144
		52,450
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	22,250
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	7,000	7,218
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	4,000	4,205
		33,673
Total Corporate Bonds & Notes (cost $23,749,917)		23,061,270
FOREIGN CORPORATE BONDS & NOTES — 2.4%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Senior Sec. Notes 6.95% due 07/01/12*	137,429	146,803
Banks-Commercial — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(2)(3)	30,000	12,300
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(2)(3)	30,000	17,100
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.82% due 12/30/09(2)(3)	23,000	14,030
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(2)(3)	5,000	2,937
Credit Suisse New York Senior Notes 5.50% due 05/01/14	10,000	10,389
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	330,000	331,638
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(2)(3)	15,000	5,250
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	185,231
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	19,949
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(2)(3)	40,000	16,400
		615,224
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(2)(3)	40,000	16,400
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(2)	14,000	7,665
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	206,231
		230,296
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	170,000	193,800
SABMiller PLC Company Guar. Bonds 6.50% due 07/01/16*	180,000	179,589
		373,389
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	5,000	4,922
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	5,000	5,100
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	20,000	19,667
		29,689
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(9)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	17,475
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	5,000	2,896

Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	4,000	3,765
Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	12,000	12,960
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	5,000	5,238
		18,198
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	215,000	182,235
Electric-Integrated — 0.2%
Electricite de France Notes 6.50% due 01/26/19*	151,000	165,379
Electricite de France Notes 6.95% due 01/26/39*	18,000	20,209
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	23,891
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	105,000	108,854
		318,333
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.22% due 07/15/14(2)(3)	33,000	12,457
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	17,625
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	10,461
		40,543
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	14,000	11,162
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	12,000
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	11,000	10,175
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	12,000	11,930
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	88,647
		100,577
Oil Companies-Exploration & Production — 0.1%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	10,000	10,015
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	140,000	164,851
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	8,000	7,932
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	9,425
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	20,000	22,156
		214,379
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	10,000	10,268
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	6,000	5,900
		16,168
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)	10,000	8,950
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	15,000	14,400
		23,350
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	191,557
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	123,000	107,625
ArcelorMittal Senior Notes 9.85% due 06/01/19	45,000	48,455
		156,080
Telephone-Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19	10,000	10,089
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	10,000	10,613
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	125,000	146,341
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	170,000	178,783

France Telecom SA Senior Notes 5.38% due 07/08/19	17,000		17,123
France Telecom SA Bonds 7.75% due 03/01/11	100,000		108,153
France Telecom SA Notes 8.50% due 03/01/31	145,000		186,228
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	23,000		22,019
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000		238,095
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	105,000		106,926
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	16,000		16,496
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	4,000		4,433
			1,045,299
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	95,000		111,657
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*	44,000		29,260
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	115,000		123,283
Total Foreign Corporate Bonds & Notes (cost $3,967,174)			4,023,793
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,250,000	996,384
Federal Republic of Brazil Notes 8.00% due 01/15/18	150,000		168,000
Total Foreign Government Agencies (cost $1,022,779)			1,164,384
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.32% due 12/15/13(15)(16) (cost $194,762)	194,762		141,641
TAXABLE MUNICIPAL BONDS & NOTES — 0.3%
Taxable Municipal Bonds — 0.3%
California State General Obligation Bonds 7.55% due 04/01/39	400,000		364,156
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	145,000		168,789
Total Taxable Municipal Bonds & Notes (cost $560,423)			532,945
U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 4.1%
4.50% due 01/01/39	52,730		52,561
5.00% due 05/01/20	894,445		930,726
5.00% due 05/01/34	173,713		177,560
5.00% due 07/01/35	244,488		249,635
5.00% due 08/01/35	173,745		177,404
5.00% due 12/01/35	300,052		306,369
5.00% due 01/01/36	351,588		358,990
5.00% due 04/01/36	3,051,195		3,115,437
5.00% due 07/01/36	131,987		134,539
5.00% due 03/01/38	66,243		67,472
5.50% due 07/01/34	58,815		60,974
5.50% due 05/01/37	60,299		62,333
5.50% due 09/01/37	98,077		101,386
5.50% due 07/01/38	51,575		53,315
5.95% due 10/01/36(2)	149,317		156,971
6.00% due 08/01/26	268,143		282,158
6.00% due 12/01/33	75,682		79,633
6.00% due 12/01/36	57,789		60,427
6.50% due 05/01/16	4,382		4,645
6.50% due 05/01/29	8,609		9,250
6.50% due 03/01/36	42,649		45,382
6.50% due 05/01/36	1,259		1,340
7.00% due 04/01/32	15,983		17,306
7.50% due 08/01/23	700		763
7.50% due 08/01/25	2,198		2,392
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(7)	86,632		87,744
Series 2586, Class NK
3.50% due 08/15/16(7)	32,378		32,972
Series 3102, Class PG
5.00% due 11/15/28(7)	78,000		81,546
Series 3317, Class PD
5.00% due 09/15/31(7)	100,000		104,731
Series 3349, Class HB
5.50% due 06/15/31(7)	87,000		91,250
Series 1577, Class PK
6.50% due 09/15/23(7)	40,000		42,987
Series 1226, Class Z
7.75% due 03/15/22(7)	2,176		2,334
			6,952,532
Federal National Mtg. Assoc. — 6.0%
4.50% due 01/01/39	48,507		48,474
4.56% due 01/01/15	603,965		625,536
4.85% due 11/01/15	616,678		640,647
5.00% due 03/15/16	18,000		19,582
5.00% due 03/01/18	24,705		25,870
5.00% due 06/01/19	10,888		11,367
5.00% due 02/01/20	49,415		51,589
5.00% due 05/01/35	22,646		23,137
5.00% due 10/01/35	2,287,302		2,336,890
5.00% due July TBA	300,000		304,219
5.50% due 03/01/18	44,837		47,356
5.50% due 05/01/20	235,737		247,877
5.50% due 06/01/20	152,498		160,352
5.50% due 11/01/22	50,729		53,159
5.50% due 06/01/34	46,553		48,277

5.50% due 06/01/35	1,209,144	1,252,775
5.50% due 12/01/35	109,999	113,968
5.50% due 02/01/36(2)	48,372	50,517
5.50% due 06/01/36	725,911	753,920
5.50% due 11/01/36	41,948	43,389
5.50% due 12/01/36	51,371	53,136
5.50% due 05/01/37	72,976	75,438
5.50% due July TBA	430,000	442,228
5.92% due 10/01/11	428,368	453,937
6.00% due 06/01/17	22,927	24,430
6.00% due 06/01/21	766,171	812,572
6.00% due 12/01/33	74,265	78,212
6.00% due 05/01/34	55,840	58,721
6.00% due 07/01/34	16,301	17,138
6.06% due 09/01/11	206,916	221,571
6.38% due 08/01/11	272,811	293,924
6.50% due 09/01/32	65,980	70,888
6.50% due 07/01/36	37,669	40,182
7.00% due 06/01/37	467,170	507,432
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(7)	95,000	99,600
		10,108,310
Government National Mtg. Assoc. — 2.0%
4.50% due July TBA	3,000,000	2,994,375
6.00% due 11/15/28	121,484	127,141
6.00% due 09/15/38	86,969	90,702
7.00% due 07/15/33	38,927	42,069
7.50% due 01/15/32	12,379	13,552
8.50% due 11/15/17	2,235	2,418
9.00% due 11/15/21	704	764
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB
7.50% due 09/16/35(7)	3,246	3,568
Series 2005-74 Class HC
7.50% due 09/16/35(7)	19,623	21,463
		3,296,052
Total U.S. Government Agencies (cost $19,546,413)		20,356,894
U.S. GOVERNMENT TREASURIES — 2.1%
United States Treasury Bonds — 0.4%
3.50% due 02/15/39	72,000	62,258
4.38% due 02/15/38	597,000	602,877
4.50% due 05/15/38	13,000	13,420
5.25% due 11/15/28	31,000	34,855
8.13% due 08/15/19	8,000	10,969
		724,379
United States Treasury Notes — 1.7%
1.50% due 10/31/10	350,000	353,883
1.88% due 06/15/12	300,000	302,181
2.25% due 05/31/14	16,000	15,785
2.63% due 05/31/10(17)	850,000	866,436
2.63% due 06/30/14	306,000	306,958
3.13% due 05/15/19	7,000	6,770
3.25% due 06/30/16	300,000	300,938
3.75% due 11/15/18	65,000	66,123
4.25% due 05/15/39	10,000	9,898
4.50% due 03/31/12(17)	500,000	540,937
		2,769,909
Total U.S. Government Treasuries (cost $3,554,162)		3,494,288
Total Long-Term Investment Securities (cost $158,094,090)		159,540,387

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09	199,000	199,000
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.11% due 07/01/09	600,000	600,000
Total Short-Term Investment Securities (cost $799,000)		799,000
REPURCHASE AGREEMENTS — 6.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $627,000 and collateralized by $605,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having approximate value of $639,788	627,000	627,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,203,000 and collateralized by $1,145,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00% due 11/17/17 and having approximate value of $1,230,875	1,203,000	1,203,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	3,968,000	3,968,000
UBS Securities LLC Joint Repurchase Agreement(18)	5,800,000	5,800,000
Total Repurchase Agreements (cost $11,598,000)		11,598,000
TOTAL INVESTMENTS (cost $170,491,090)(19)	102.5%	171,937,387
Liabilities in excess of other assets	(2.5)	(4,178,801)
NET ASSETS	100.0%	$167,758,586

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $6,651,513 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $5,533,805 representing 3.3% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Commercial Mortgage Backed Security

(6)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(7)	Collateralized Mortgage Obligation
(8)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(10)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00
				$1,500		0.00%

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Income may be received in cash or additional shares at the discretion of the issuer.
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	See Note 4 for cost of investments on a tax basis.
(20)	Denominated in United States dollars unless otherwise indicated.
(21)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.
(22)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(23)	Bond is in default of interest subsequent to June 30, 2009.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
36 Short	U.S. Treasury 2 YR Notes	September 2009	$7,755,106	$7,783,875	$(28,769)
27 Long	U.S. Treasury 5 YR Notes	September 2009	3,118,752	3,097,406	(21,346)
30 Long	U.S. Treasury 10 YR Notes	September 2009	3,459,691	3,487,969	28,278
14 Short	U.S. Treasury Long Bonds	September 2009	1,626,790	1,657,031	(30,241)
					$(52,078)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
BRL	1,066,000	USD	538,384	09/16/2009	$2,420
USD	570,518	GBP	350,000	09/16/2009	5,236
USD	810,694	MXN	10,900,000	09/17/2009	8,024
USD	561,825	NZD	900,000	09/16/2009	16,189
					31,869

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
BRL	1,067,000	USD	530,767	09/16/2009	$(5,700)
JPY	54,000,000	USD	559,351	09/16/2009	(1,675)
					(7,375)
Net Unrealized Appreciation (Depreciation)					$24,494

BRL — Brazilian Real
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NZD — New Zealand Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$12,271,096	$—		$—	$12,271,096
Other Industries*	75,529,856	5,533,805	@	—	81,063,661
Preferred Stocks	108,732	—		—	108,732
Asset Backed Securities	—	13,155,233		164,950	13,320,183
Convertible Bonds & Notes	—	—		1,500	1,500
U.S. Corporate Bonds & Notes	—	22,965,657		95,613	23,061,270
Foreign Corporate Bonds & Notes	—	4,023,793		0	4,023,793
Foreign Government Agencies	—	1,164,384		—	1,164,384
Loans	—	141,641		—	141,641
Taxable Municipal Notes	—	532,945		—	532,945
U.S. Government Agencies	—	20,356,894		—	20,356,894
U.S. Government Treasuries	3,494,288	—		—	3,494,288
Short-Term Investment Securities:
Time Deposits	—	199,000		—	199,000
U.S. Government Agencies	—	600,000		—	600,000
Repurchase Agreements	—	11,598,000		—	11,598,000
Other Financial Instruments†
Futures Appreciation	28,278	—		—	28,278
Futures Depreciation	(80,356)	—		—	(80,356)
Forward Foreign Currency Contracts Appreciation	—	31,869		—	31,869
Forward Foreign Currency Contracts Depreciation	—	(7,375)		—	(7,375)

Total	$91,351,894	$80,295,846		$262,063	$171,909,803

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 3/31/2009	$133,250	$1,000	$100,866	$0
Accrued discounts/premiums	—	—	120	—
Realized gain(loss)	—	—	1,665	—
Change in unrealized appreciation(depreciation)	31,700	500	(3,981)	—
Net purchases(sales)	—	—	(857)	—
Transfers in and/or out of Level 3	—	—	(2,200)	—
Balance as of 06/30/2009	$164,950	$1,500	$95,613	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

	Shares/Principal	Market Value
Security Description	Amount(20)	(Note 1)
COMMON STOCK — 31.5%
Aerospace/Defense — 0.2%
Boeing Co.	1,700	$72,250
Lockheed Martin Corp.	1,100	88,715
Raytheon Co.	900	39,987
		200,952
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,900	202,644
Agricultural Chemicals — 1.0%
Monsanto Co.	15,015	1,116,215
Potash Corp. of Saskatchewan, Inc.	2,400	223,320
		1,339,535
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	6,400	171,328
Bunge, Ltd.	6,150	370,537
		541,865
Apparel Manufacturers — 0.1%
Coach, Inc.	3,200	86,016
Applications Software — 0.4%
Citrix Systems, Inc.†	2,600	82,914
Microsoft Corp.	15,700	373,189
		456,103
Banks-Fiduciary — 0.4%
State Street Corp.	5,600	264,320
The Bank of New York Mellon Corp.	8,415	246,644
		510,964
Banks-Super Regional — 0.5%
Capital One Financial Corp.	100	2,188
Fifth Third Bancorp	4,600	32,660
PNC Financial Services Group, Inc.	4,900	190,169
US Bancorp	7,300	130,816
Wells Fargo & Co.	11,300	274,138
		629,971
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,100	115,416
The Coca-Cola Co.	3,100	148,769
		264,185
Brewery — 0.7%
Anheuser-Busch InBev NV(1)	23,765	860,353
Cable TV — 0.0%
Comcast Corp., Special Class A	3,500	49,350
Casino Hotels — 0.1%
Wynn Resorts, Ltd.†	4,100	144,730
Casino Services — 0.1%
International Game Technology	5,400	85,860
Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	2,500	64,050
Israel Chemicals, Ltd.(1)	12,275	120,830
The Dow Chemical Co.	9,500	153,330
		338,210
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	100	16,731
The Western Union Co.	4,200	68,880
		85,611
Computer Aided Design — 0.0%
ANSYS, Inc.†	1,700	52,972
Computers — 5.0%
Apple, Inc.†	26,525	3,777,956
Hewlett-Packard Co.	6,800	262,820
International Business Machines Corp.	1,400	146,188
Research In Motion, Ltd.†	30,580	2,172,709
		6,359,673
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	5,290	374,215
The Procter & Gamble Co.	4,300	219,730
		593,945
Cruise Lines — 0.1%
Carnival Corp.	6,500	167,505
Royal Caribbean Cruises, Ltd.	1,700	23,018
		190,523
Diversified Banking Institutions — 2.1%
Bank of America Corp.	16,600	219,120
JPMorgan Chase & Co.	33,880	1,155,647
Morgan Stanley	8,000	228,080
The Goldman Sachs Group, Inc.	7,275	1,072,626
		2,675,473
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	3,300	103,620
Parker Hannifin Corp.	1,000	42,960
		146,580
Diversified Minerals — 0.4%
Vale SA ADR	26,240	462,611
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	42,120
Electric-Integrated — 0.1%
Dominion Resources, Inc.	2,000	66,840
FPL Group, Inc.	1,200	68,232
Progress Energy, Inc.	1,300	49,179
		184,251
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	1,500	37,185
Intel Corp.	14,500	239,975
Texas Instruments, Inc.	3,700	78,810
		355,970
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,300	149,990
Engineering/R&D Services — 0.9%
ABB, Ltd.†(1)	70,304	1,106,620
Enterprise Software/Service — 1.1%
Oracle Corp.	67,185	1,439,103
Entertainment Software — 0.5%
Activision Blizzard, Inc.†	21,500	271,545
Electronic Arts, Inc.†	19,145	415,829
		687,374
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	3,300	57,882
Finance-Other Services — 0.4%
CME Group, Inc.	1,700	528,887
Food-Misc. — 0.1%
Kellogg Co.	1,100	51,227
Kraft Foods, Inc., Class A	3,300	83,622
		134,849
Gold Mining — 0.1%
Barrick Gold Corp.	4,800	161,040
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	7,829	172,786
Starwood Hotels & Resorts Worldwide, Inc.	3,300	73,260
		246,046

Independent Power Producers — 0.0%
Mirant Corp.†	62	976
Industrial Gases — 0.2%
Praxair, Inc.	3,600	255,852
Insurance Brokers — 0.1%
AON Corp.	3,800	143,906
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,000	74,440
Insurance-Multi-line — 0.5%
ACE, Ltd.	9,950	440,088
MetLife, Inc.	6,100	183,061
		623,149
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	400	70,168
T. Rowe Price Group, Inc.	5,100	212,517
		282,685
Medical Instruments — 0.1%
Medtronic, Inc.	1,300	45,357
St. Jude Medical, Inc.†	1,500	61,650
		107,007
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,300	73,359
Medical Products — 0.3%
Baxter International, Inc.	2,100	111,216
Johnson & Johnson	3,700	210,160
		321,376
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.†	2,900	153,526
Celgene Corp.†	23,110	1,105,582
Genzyme Corp.†	2,000	111,340
Gilead Sciences, Inc.†	36,140	1,692,798
Myriad Genetics, Inc.†	1,500	53,475
Vertex Pharmaceuticals, Inc.†	2,600	92,664
		3,209,385
Medical-Drugs — 0.6%
Abbott Laboratories	4,200	197,568
Merck & Co., Inc.	4,000	111,840
Pfizer, Inc.	5,200	78,000
Roche Holding AG(1)	2,934	399,167
		786,575
Medical-HMO — 0.3%
UnitedHealth Group, Inc.	13,290	331,984
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	12,125	885,489
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	770	38,585
Multimedia — 0.4%
News Corp., Class A	34,040	310,105
The Walt Disney Co.	3,300	76,989
Time Warner, Inc.	4,333	109,148
		496,242
Networking Products — 0.2%
Cisco Systems, Inc.†	12,800	238,592
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	2,400	173,160
Devon Energy Corp.	1,600	87,200
EOG Resources, Inc.	900	61,128
Occidental Petroleum Corp.	1,900	125,039
Range Resources Corp.	800	33,128
Southwestern Energy Co.†	1,900	73,815
XTO Energy, Inc.	2,275	86,768
		640,238
Oil Companies-Integrated — 1.2%
Chevron Corp.	2,800	185,500
ConocoPhillips	2,000	84,120
Exxon Mobil Corp.	5,900	412,469
Hess Corp.	4,600	247,250
Marathon Oil Corp.	900	27,117
Petroleo Brasileiro SA ADR	12,310	504,464
Suncor Energy, Inc.	3,387	102,761
		1,563,681
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	2,700	45,603
Oil-Field Services — 0.4%
Schlumberger, Ltd.	5,100	275,961
Smith International, Inc.	3,100	79,825
Weatherford International, Ltd.†	8,700	170,172
		525,958
Optical Supplies — 0.4%
Alcon, Inc.	4,650	539,958
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,900	199,375
Medco Health Solutions, Inc.†	400	18,244
		217,619
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,300	101,475
Retail-Building Products — 0.1%
Home Depot, Inc.	7,600	179,588
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	6,500	217,685
Retail-Discount — 0.3%
Target Corp.	6,400	252,608
Wal-Mart Stores, Inc.	2,600	125,944
		378,552
Retail-Drug Store — 1.0%
CVS Caremark Corp.	40,530	1,291,691
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,800	137,808
Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	10,575	452,081
Macy’s, Inc.	2,000	23,520
		475,601
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,900	62,662
Wendy’s/Arby’s Group, Inc., Class A	7,200	28,800
		91,462
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	11,700	201,240
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,500	51,755
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	5,995	273,217
Software Tools — 0.1%
VMware, Inc. Class A†	3,200	87,264
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	22,475	360,949

Telecom Services — 0.2%
TW Telecom, Inc.†	22,810	234,259
Telephone-Integrated — 0.3%
AT&T, Inc.	13,047	324,087
Verizon Communications, Inc.	2,900	89,117
		413,204
Tobacco — 0.1%
Altria Group, Inc.	2,700	44,253
Philip Morris International, Inc.	3,000	130,860
		175,113
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	2,500	183,850
Union Pacific Corp.	3,300	171,798
		355,648
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	7,415	370,676
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co., Class A	8,110	257,655
Web Portals/ISP — 0.8%
Google, Inc., Class A†	2,355	992,844
Yahoo!, Inc.†	4,300	67,338
		1,060,182
Wireless Equipment — 0.5%
Crown Castle International Corp.†	13,020	312,740
Nokia Oyj ADR	5,100	74,358
QUALCOMM, Inc.	6,800	307,360
		694,458
Total Common Stock (cost $40,058,714)		40,184,399
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	5,200	58,500
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	38,786
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(4)	2,682	59,004
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	900	1,098
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	5,600	80,976
Total Preferred Stock (cost $395,392)		238,364
ASSET BACKED SECURITIES — 12.4%
Diversified Financial Services — 12.4%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(5)	$375,000	354,126
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	37,750	37,786
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	124,110	123,611
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	23,778	23,739
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	160,182	162,909
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(5)	325,000	306,000
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(5)(6)	100,000	86,885
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(5)	72,000	40,384
Banc of America Large Loan, Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(5)(6)	145,000	96,718
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(5)	455,000	368,233
Capital One Auto Finance Trust,
Series 2007-B, Class A3B
0.32% due 04/15/12(2)	21,749	21,499
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.33% due 07/15/11(2)	13,041	12,952
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.33% due 12/15/12(2)	331,695	325,060
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.35% due 05/15/13(2)	170,000	155,577
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.36% due 10/15/12(2)	85,365	82,745
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	79,869	80,027
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	43,498	43,940
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(6)(7)	150,313	128,901
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(5)(6)	115,000	61,647
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(7)	307,318	169,866
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(5)(6)	295,000	261,558

Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(5)	182,000	164,485
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(5)(6)	700,000	592,511
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	250,906	211,976
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	169,485	131,100
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(5)(6)	575,000	465,189
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(5)	190,000	186,021
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(5)	240,000	207,885
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(6)(7)	346,161	202,844
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(5)	45,000	40,462
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.49% due 05/10/40(5)(6)	20,000	19,729
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.62% due 03/06/20*(2)(5)(8)	180,000	109,800
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	600,000	534,917
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(6)(7)	205,187	137,584
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.20% due 04/25/35(6)(7)	156,745	105,618
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.98% due 03/25/47(6)(7)	110,540	63,765
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.56% due 11/25/11*(2)	85,000	78,973
Impac CMB Trust, Series 2005-4, Class 1A1A 0.58% due 05/25/35(2)(7)	233,315	103,975
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(5)	511,698	508,682
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(5)	250,000	118,722
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(5)	40,000	30,120
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	225,000	180,814
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(5)(6)	600,000	509,260
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(5)	550,000	341,374
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(5)(6)	220,000	77,679
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(5)	103,000	101,864
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(5)	450,000	435,220
LB-UBS Commercial Mtg. Trust,
Series 2006-C7, Class A3
5.35% due 11/15/38(5)	340,000	270,285
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.23% due 12/25/34(6)(7)	224,451	193,322
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(6)(7)	117,548	94,303
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(5)	650,000	558,921
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(5)(6)	550,000	533,259
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(5)	335,000	290,574
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(5)(6)	600,000	518,079
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(5)	163,789	166,359
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(5)	205,000	210,153
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	213,651	128,058
MortgageIT Trust, Series 2005-4, Class A1 0.59% due 10/25/35(2)(7)	527,176	223,984
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(5)	500,000	531,602
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(8)	185,000	162,800
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	398,472	301,488

Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.78% due 02/20/47(6)(7)	365,002	251,550
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.97% due 10/15/12(2)	308,885	283,816
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)(7)	268,879	246,102
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(6)(7)	331,099	284,461
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	48,836	48,266
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	684,053
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.34% due 10/15/13*(2)	170,000	169,620
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(6)(7)	582,198	510,923
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.56% due 03/25/35(6)(7)	468,529	366,912
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.63% due 10/25/36(6)(7)	227,962	153,329
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(7)	101,412	70,358
Total Asset Backed Securities (cost $18,427,447)		15,857,309
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10)(14)(21)(22) (cost $10,000)	10,000	3,000
CORPORATE BONDS & NOTES — 22.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	66,455
Boeing Co. Senior Notes 6.88% due 03/15/39	10,000	11,190
		77,645
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	13,706
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	210,000	218,526
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	92,062	85,617
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	32,200
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	3,750
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,870	31,054
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	46,900
Delta Air Lines, Inc.
Pass Through Certs.
Series 2001-1, Class A2
7.11% due 03/18/13	5,000	4,650
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	27,960	19,712
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	175,899	166,141
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	9,000	11,520
		401,544
Banks-Commercial — 0.5%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	9,000	8,620
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	36,033
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	8,964
PNC Bank NA Sub. Notes 6.88% due 04/01/18	15,000	14,829
Sovereign Bank Sub. Notes 2.67% due 06/20/13(2)	32,000	28,731
Sovereign Bank Sub. Notes 8.75% due 05/30/18	413,000	406,187
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	64,757
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	38,000	35,802

Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	26,000	24,414
		628,337
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/01/67(2)	50,000	28,813
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	200,905
		229,718
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.22% due 03/01/27(2)	37,000	21,073
Banks-Super Regional — 1.2%
BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(2)(3)	82,000	36,472
Bank of America Corp. Senior Notes 5.65% due 05/01/18	240,000	212,071
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	277,468
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	25,779
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	14,000	14,144
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	240,000	247,536
PNC Preferred Funding Trust I Jr. Sub. 6.11% due 03/15/12*(2)(3)	30,000	15,586
USB Capital IX Company Guar. 6.19% due 04/15/11(2)(3)	50,000	33,750
Wachovia Corp. Notes 5.75% due 02/01/18	370,000	363,379
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	305,000	300,222
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	46,000	45,099
		1,571,506
Beverages-Non-alcoholic — 0.1%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	28,000	31,936
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	30,000	30,339
		62,275
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	203,000	222,012
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	20,000	21,802
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	149,000	165,937
		409,751
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	4,000	1,470
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(11)	11,893	4,401
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	160,000	172,953
		178,824
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	51,300
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	100,000	100,500
		151,800
Cable/Satellite TV — 1.1%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(12)(13)	5,000	5,275
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(12)(13)	4,000	3,800
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(12)(13)	52,000	49,790
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	228,000
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	68,000	70,470
Comcast Corp. Bonds 6.40% due 05/15/38	295,000	288,779
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	129,049
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	58,843
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	74,140
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	17,000	16,365

COX Communications, Inc. Bonds 8.38% due 03/01/39*	110,000	122,648
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	100,000	99,860
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	20,000	19,466
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	187,511
		1,353,996
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	142,400
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	10,000	10,575
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	109,689
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	12,787
		275,451
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	20,000	15,500
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	35,000	18,200
		33,700
Cellular Telecom — 0.6%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	323,539
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	4,925
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	29,138
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	3,000	2,483
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	2,000	1,595
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	30,000	30,614
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	142,000	150,751
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	226,000	270,091
		813,136
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	20,000	18,177
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	32,000	32,057
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	15,000	15,554
		65,788
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	120,000	108,159
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	7,925
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	8,000	3,560
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	9,000	7,155
		126,799
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	395,000	394,338
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	12,469
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	90,000	108,655
		121,124
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	20,000	18,700
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	18,000	17,897
		36,597
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Notes 4.70% due 02/15/19	30,000	30,424
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	20,750
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(23)	25,000	17,000
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(2)	32,000	24,080

KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	8,000	6,860
		30,940
Diversified Banking Institutions — 1.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	70,446
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	75,360
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	83,044
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	25,000	21,692
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	30,000	25,754
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	7,959
Bank of America Corp. Senior Notes 7.38% due 05/15/14	136,000	140,490
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(2)	30,000	28,360
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	19,000	15,928
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	190,000	184,115
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	41,000	38,427
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	26,486
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	53,744
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	51,000	44,608
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	74,466
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	97,138
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	195,000	198,362
GMAC LLC Senior Notes 6.00% due 12/15/11	15,000	13,125
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	32,000	28,000
GMAC LLC Sub. Notes 8.00% due 12/31/18*	15,000	9,525
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	42,000	36,540
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	310,000	308,499
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	60,000	60,349
Morgan Stanley Sub. Notes 4.75% due 04/01/14	170,000	160,580
Morgan Stanley Senior Notes 5.45% due 01/09/17	24,000	22,411
Morgan Stanley
Senior Notes
5.95% due 12/28/17	12,000	11,515
Morgan Stanley Senior Notes 6.00% due 04/28/15	200,000	199,478
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	45,000	44,263
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	30,000	29,099
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	15,655
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	186,000	165,353
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	53,539
		2,344,310
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	15,000	13,420
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	205,000	53,263
General Electric Capital Corp. Notes 5.63% due 05/01/18	70,000	66,205
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	34,029
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	231,262
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	291,000	261,933
		660,112
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	16,695
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	76,000	66,921

The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	37,200
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	50,750
		154,871
Electric-Integrated — 1.2%
Ameren Corp. Senior Notes 8.88% due 05/15/14	21,000	21,675
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	15,000	17,295
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	97,158
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	75,937
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	187,870
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	32,000	33,245
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	68,000	46,240
Energy East Corp. Notes 6.75% due 07/15/36	35,000	34,516
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	56,000	56,090
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	15,000	15,637
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	20,000	18,877
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	28,000	29,405
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	165,000	163,099
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,962
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	21,804
Nevada Power Co. General Refunding Mtg. Bonds 7.13% due 03/15/19	42,000	44,885
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	31,217
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	19,000	20,029
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,108
Sierra Pacific Power Co. General Refunding Mtg. Bonds 6.75% due 07/01/37	31,000	31,940
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)(10)	50,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	20,000	12,450
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	15,000	16,701
Union Electric Co.
Sec. Notes
6.40% due 06/15/17	220,000	225,890
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	221,141
		1,470,171
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	267,391
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	22,938
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	34,000	29,737
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(2)(12)(13)	35,000	22,750
		75,425
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	22,688
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.75% due 07/08/14	45,000	45,037
Oracle Corp. Senior Notes 5.00% due 07/08/19	30,000	29,888
Oracle Corp. Senior Notes 6.13% due 07/08/39	60,000	59,483
		134,408
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	39,657
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	30,000	27,158

Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	18,000	17,098
		83,913
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	41,000	23,133
CIT Group, Inc. Notes 5.85% due 09/15/16	41,000	23,147
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	74,000	34,765
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	40,938
		121,983
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 4.50% due 07/26/10	10,000	9,450
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.25% due 05/20/14	15,000	15,516
American Express Co. Senior Notes 8.13% due 05/20/19	160,000	166,037
Discover Financial Services Senior Notes 6.45% due 06/12/17	80,000	64,910
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	29,000	30,555
		277,018
Finance-Investment Banker/Broker — 1.5%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	234,258
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(3)(12)(13)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	19,000	2,802
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	26,000	3
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	100,000	97,330
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	21,000	18,013
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	25,000	20,555
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	151,000	133,674
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	258,305
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	201,000	167,556
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	17,000	16,701
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	95,000	99,618
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	65,000	65,115
The Bear Stearns Cos., Inc.
Senior Notes
6.95% due 08/10/12	250,000	271,713
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12	200,000	206,798
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	105,521
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	108,837
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	59,362
		1,866,165
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	44,551
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	44,000	44,274
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	20,000	19,738
		108,563
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	48,691
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	8,100
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	269,046
Sempra Energy Senior Notes 6.50% due 06/01/16	30,000	31,315
		300,361

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)	2,000	280
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	52,044
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	35,075
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	13,400
		48,475
Insurance-Life/Health — 0.6%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	28,820
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	36,000	36,003
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	175,000	169,674
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	55,692
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	165,000	173,220
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	235,000	230,730
		694,139
Insurance-Multi-line — 1.0%
Allstate Corp. Senior Notes 7.45% due 05/16/19	290,000	313,739
American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	21,000	21,007
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	63,438
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	170,000	130,251
MetLife, Inc. Senior Notes 6.75% due 06/01/16	15,000	15,271
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	256,713
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	38,000	37,704
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	52,981
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	79,224
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	258,023
		1,228,351
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	51,000	36,720
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	263,222
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	131,000	139,108
		439,050
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	191,231
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	36,000	36,442
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	260,000	161,200
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	203,973
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	108,074
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	228,093
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	16,000	11,066
		940,079
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	32,000	31,941
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	250,000	236,552
		268,493
Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	145,712
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	320,000	341,210
		486,922
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	13,000	13,228

Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(14)	18,000	17,415
		30,643
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	30,000	31,833
Amgen, Inc. Senior Notes 6.40% due 02/01/39	115,000	122,321
		154,154
Medical-Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,025
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	12,000	12,211
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	30,000	30,376
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	295,000	322,619
		370,231
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	15,000	15,379
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	29,400
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	26,250
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	15,000	14,850
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	25,000	24,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	15,000	14,700
		109,825
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	257,349
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	42,000	36,289
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	50,000	48,608
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	21,000	17,811
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	295,000	307,396
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	170,907
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	32,000	35,818
Time Warner, Inc.
Bonds
6.63% due 05/15/29	260,000	235,105
Viacom, Inc. Senior Notes 6.13% due 10/05/17	200,000	194,365
		1,010,010
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	21,000	22,300
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	20,000	21,198
		43,498
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	204,439
Xerox Corp. Senior Notes 6.35% due 05/15/18	20,000	17,850
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	62,392
		284,681
Oil Companies-Exploration & Production — 0.4%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	100,538
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	28,000	25,981
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	30,000	29,504
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	40,375
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	215,000	215,443
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	140,000	146,153
		557,994
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	380,000	406,868
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	33,000	35,126

Hess Corp. Senior Notes 7.13% due 03/15/33	25,000	25,039
		467,033
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	19,000	16,209
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	20,000	18,100
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	18,700
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,650
International Paper Co. Senior Notes 7.40% due 06/15/14	85,000	84,614
International Paper Co. Senior Notes 9.38% due 05/15/19	55,000	56,065
		164,029
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	8,000	8,265
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	90,000	95,230
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	10,000	11,027
		114,522
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	35,000	34,650
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	15,000	13,632
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	56,400
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	21,938
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	15,000	15,103
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	303,975
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	19,000	15,925
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	49,250
		476,223
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	225,000	208,829
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(22)(23)	25,000	1,063
Real Estate Investment Trusts — 1.6%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	244,112
Developers Diversified Realty Corp.
Senior Notes
5.00% due 05/03/10	320,000	289,746
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	110,000	74,361
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	185,000	168,434
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	158,326
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	40,000	33,164
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	243,604
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	202,703
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	140,210
Simon Property Group LP Senior Notes 6.75% due 05/15/14	65,000	65,312
Simon Property Group LP Senior Notes 10.35% due 04/01/19	118,000	134,076
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	320,433
		2,074,481
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	395,000	311,363
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	115,237
		426,600
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(12)(13)(14)	25,000	281

Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	210,000	167,010
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	9,875
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	15,000	14,877
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	125,000	133,563
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	160,319	145,062
CVS Pass-Through Trust Pass Through Certs. 8.35% due 07/10/31*	20,000	20,619
		299,244
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	2,000	1,325
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	24,000	23,762
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	22,750
		46,512
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	22,000	22,084
Special Purpose Entities — 0.2%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	16,750
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	263,064
		279,814
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	20,060
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(2)	25,000	18,187
		38,247
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	98,719
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	7,000	1,365
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	4,338
Qwest Corp. Senior Notes 8.38% due 05/01/16*	16,000	15,440
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	2,000	1,985
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	223,356
		345,203
Telephone-Integrated — 0.6%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	135,042
AT&T, Inc. Senior Notes 5.63% due 06/15/16	15,000	15,437
AT&T, Inc. Senior Notes 6.30% due 01/15/38	220,000	212,576
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,530
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	8,250
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	53,000	42,665
Verizon Communications, Inc. Notes 6.40% due 02/15/38	150,000	146,849
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	100,000	104,320
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	15,000	16,326
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,033
		709,028
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	4,000	3,090
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	210,000	215,346
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†(2)(12)(13)(14)	28,720	287
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(12)(13)	15,000	38
		218,761

Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	78,604
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	183,431
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	104,939
Philip Morris International, Inc. Notes 6.38% due 05/16/38	80,000	85,549
		452,523
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	20,000	8,200
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	155,528	96,427
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	28,044	20,192
		116,619
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	25,000	25,846
CSX Corp. Debentures 7.90% due 05/01/17	26,000	28,750
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	27,000	27,217
		81,813
Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	44,500
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	10,000	10,312
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	7,000	7,358
		62,170
Total Corporate Bonds & Notes (cost $30,146,088)		29,158,274
FOREIGN CORPORATE BONDS & NOTES — 4.2%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Senior Sec. Notes 6.95% due 07/01/12*	172,777	184,562
Banks-Commercial — 0.7%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(2)(3)	60,000	24,600
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(2)(3)	50,000	28,500
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.82% due 12/30/09(2)(3)	55,000	33,550
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(2)(3)	11,000	6,463
Credit Suisse New York Senior Notes 5.50% due 05/01/14	15,000	15,584
HSBC Holdings PLC
Sub. Notes
6.80% due 06/01/38	405,000	407,010
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(2)(3)	25,000	8,750
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	217,919
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	40,000	39,897
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(2)(3)	80,000	32,800
		815,073
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(2)(3)	80,000	32,800
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(2)	20,000	10,950
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	257,789
		301,539
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	175,000	199,500
SABMiller PLC Company Guar. Bonds 6.50% due 07/01/16*	210,000	209,520
		409,020
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	8,000	7,874
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	8,000	8,160

Vodafone Group PLC Senior Notes 5.45% due 06/10/19	30,000	29,501
		45,535
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(9)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	34,950
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(2)	100,000	95,065
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	10,000	5,793
		100,858
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	13,000	12,236
Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	18,000	19,440
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	10,000	10,475
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	5,000	5,375
		35,290
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	260,000	220,378
Electric-Integrated — 0.4%
Electricite de France Notes 6.50% due 01/26/19*	206,000	225,617
Electricite de France Notes 6.95% due 01/26/39*	30,000	33,681
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	53,755
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	139,955
		453,008
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.22% due 07/15/14(2)(3)	78,000	29,445
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	29,374
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	17,186
		76,005
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	28,000	22,324
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(2)	50,000	37,750
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	9,000
		46,750
Medical-Drugs — 0.0%
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	22,000	20,350
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	19,000	18,890
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	106,376
		125,266
Oil Companies-Exploration & Production — 0.2%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	20,000	20,030
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000	188,401
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	16,000	15,863
Nexen, Inc. Senior Notes 5.88% due 03/10/35	22,000	18,851
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	35,000	22,663
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	30,000	33,234
		299,042
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	15,000	15,403
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	11,000	10,816
		26,219
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)	15,000	13,425

Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	35,000		33,600
			47,025
Special Purpose Entity — 0.2%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000		248,506
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	142,000		124,250
ArcelorMittal Senior Notes 9.85% due 06/01/19	60,000		64,606
			188,856
Telephone-Integrated — 1.0%
Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19	15,000		15,134
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	15,000		15,920
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	150,000		175,609
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	200,000		210,333
France Telecom SA Senior Notes 5.38% due 07/08/19	25,000		25,181
France Telecom SA Bonds 7.75% due 03/01/11	70,000		75,707
France Telecom SA Notes 8.50% due 03/01/31	200,000		256,866
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	67,000		64,140
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	290,000		300,207
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	130,000		132,385
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	24,000		24,744
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	8,000		8,865
			1,305,091
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	105,000		123,411
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	88,000		58,520
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	135,000		144,723
Total Foreign Corporate Bonds & Notes (cost $5,365,254)			5,344,537
FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 1.0%
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,500,000	1,107,094
Federal Republic of Brazil Notes 8.00% due 01/15/18	175,000		196,000
Total Foreign Government Agencies (cost $1,145,447)			1,303,094
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.
BTL-B
3.32% due 12/15/13(15)(16) (cost $228,846)	228,846		166,428
TAXABLE MUNICIPAL BONDS & NOTES — 0.5%
Taxable Municipal Bonds — 0.5%
California State General Obligation Bonds 7.55% due 04/01/39	475,000		432,435
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	165,000		192,070
Total Taxable Municipal Bonds & Notes (cost $658,481)			624,505
U.S. GOVERNMENT AGENCIES — 22.6%
Federal Home Loan Mtg. Corp. — 6.9%
4.50% due 01/01/39	102,823		102,495
5.00% due 07/01/20	50,246		52,284
5.00% due 12/01/20	97,783		101,749
5.00% due 05/01/21	931,433		969,215
5.00% due 07/01/21	328,767		342,103
5.00% due 05/01/34	297,518		304,107
5.00% due 07/01/35	71,959		73,474
5.00% due 08/01/35	314,174		320,789
5.00% due 11/01/35	320,043		326,782
5.00% due 07/01/36	2,923,302		2,979,826
5.00% due 03/01/37	647,894		659,915
5.00% due 03/01/38	137,217		139,763
5.50% due 05/01/37	189,068		195,447
5.50% due 06/01/37	55,827		57,710
5.50% due 10/01/37	34,320		35,478
5.50% due 11/01/37	267,074		276,085
5.50% due 07/01/38	120,339		124,400
5.95% due 10/01/36(2)	310,249		326,154
6.00% due 09/01/26	290,662		305,855
6.00% due 12/01/33	61,679		64,899
6.00% due 08/01/36	108,288		113,231
6.50% due 05/01/16	8,764		9,290
6.50% due 05/01/29	12,914		13,874

6.50% due 07/01/35	17,554	18,794
6.50% due 03/01/36	98,625	104,945
6.50% due 05/01/36	3,147	3,349
7.00% due 04/01/32	31,966	34,613
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(7)	108,989	110,387
Series 2586, Class NK
3.50% due 08/15/16(7)	41,484	42,246
Series 3102, Class PG
5.00% due 11/15/28(7)	165,000	172,502
Series 3317, Class PD
5.00% due 09/15/31(7)	215,000	225,171
Series 3349, Class HB
5.50% due 06/15/31(7)	173,000	181,451
Series 1577, Class PK
6.50% due 09/15/23(7)	60,000	64,480
Series 1226, Class Z
7.75% due 03/15/22(7)	3,107	3,332
		8,856,195
Federal National Mtg. Assoc. — 12.8%
4.50% due 01/01/39	97,015	96,948
4.56% due 01/01/15	805,286	834,048
4.85% due 11/01/15	806,425	837,770
5.00% due 03/15/16	30,000	32,636
5.00% due 03/01/18	139,958	146,554
5.00% due 06/01/19	33,158	34,617
5.00% due 05/01/35	3,059	3,126
5.00% due 07/01/37	49,286	50,262
5.00% due July TBA	430,000	436,047
5.50% due 03/01/18	98,641	104,183
5.50% due 10/01/21	122,323	128,279
5.50% due 06/01/22	54,968	57,601
5.50% due 05/01/34	90,629	94,041
5.50% due 06/01/34	103,451	107,281
5.50% due 09/01/35	4,661,063	4,829,252
5.50% due 12/01/35	254,375	263,554
5.50% due 02/01/36(2)	111,861	116,822
5.50% due 06/01/36	2,296,622	2,385,235
5.50% due 08/01/36	26,053	26,948
5.50% due 12/01/36	718	742
5.50% due July TBA	620,000	637,632
5.92% due 10/01/11	152,989	162,120
6.00% due 06/01/17	45,853	48,860
6.00% due 06/01/26	194,290	204,576
6.00% due 04/01/27	1,057,820	1,111,336
6.00% due 12/01/33	202,541	213,305
6.00% due 05/01/34	117,827	123,905
6.06% due 09/01/11	82,768	88,630
6.11% due 05/01/11	291,230	306,349
6.31% due 02/01/11	175,985	184,102
6.50% due 06/01/13	82,167	87,306
6.50% due 09/01/32	138,115	148,390
6.50% due 06/01/35	922,808	988,288
6.50% due 01/01/36	71,365	76,205
6.50% due 02/01/36	248,738	265,338
6.50% due 08/01/36	169,118	180,405
6.50% due 10/01/37	104,114	111,029
7.00% due 06/01/37	485,591	527,441
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(7)	210,000	220,168
		16,271,331
Government National Mtg. Assoc. — 2.9%
4.50% due July TBA	3,000,000	2,994,375
5.50% due 05/15/36	54,246	56,182
6.00% due 09/15/32	46,106	48,460
6.00% due 12/15/33	233,035	243,101
6.00% due 09/15/38	139,150	145,124
7.00% due 11/15/31	42,264	45,651
7.00% due 07/15/33	40,365	43,623
7.50% due 01/15/32	30,946	33,880
8.00% due 11/15/31	7,527	8,494
8.50% due 11/15/17	2,749	2,973
9.00% due 11/15/21	762	826
Government National Mtg. Assoc., REMIC Series 2005-74 Class HA
7.50% due 09/16/35(7)	736	812
Series 2005-74, Class HB
7.50% due 09/16/35(7)	32,419	35,628
		3,659,129
Total U.S. Government Agencies (cost $27,749,961)		28,786,655
U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 0.7%
3.50% due 02/15/39	137,000	118,462
4.38% due 02/15/38	641,000	647,310
4.50% due 05/15/38	25,000	25,809
5.25% due 11/15/28	53,000	59,592
6.63% due 02/15/27(17)	60,000	77,353
8.13% due 08/15/19	17,000	23,309
		951,835
United States Treasury Notes — 2.8%
1.50% due 10/31/10	500,000	505,547
1.88% due 06/15/12	600,000	604,362
2.00% due 11/30/13	240,000	236,475
2.25% due 05/31/14	28,000	27,624
2.63% due 05/31/10(17)	750,000	764,502
2.63% due 06/30/14	313,000	313,980
2.75% due 02/15/19	45,000	42,145
3.13% due 05/15/19	14,000	13,540
3.25% due 06/30/16	600,000	601,875
3.75% due 11/15/18	420,000	427,253
4.25% due 05/15/39	20,000	19,797
		3,557,100
Total U.S. Government Treasuries (cost $4,636,669)		4,508,935
Total Long-Term Investment Securities (cost $128,822,299)		126,175,500
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09	124,000	124,000
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.11% due 07/01/09	500,000	500,000
Total Short-Term Investment Securities (cost $624,000)		624,000

REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $389,000 and collateralized by $380,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having approximate value of $401,850	389,000	389,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $2,243,001 and collateralized by $2,130,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00% due 11/17/17 and having approximate value of $2,289,750	2,243,000	2,243,000
UBS Securities LLC Joint Repurchase Agreement(18)	3,085,000	3,085,000
Total Repurchase Agreements (cost $5,717,000)		5,717,000
TOTAL INVESTMENTS (cost $135,163,299)(19)	103.9%	132,516,500
Liabilities in excess of other assets	(3.9)	(4,962,289)
NET ASSETS	100.0%	$127,554,211

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $7,900,204 representing 6.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $2,760,187 representing 2.2% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Commercial Mortgage Backed Security
(6)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(7)	Collateralized Mortgage Obligation
(8)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $3,000 representing 0.0% of net assets.
(10)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$10,000	$11,000	$3,000	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00
				$3,000		0.00%

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Income may be received in cash or additional shares at the discretion of the issuer.
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	See Note 4 for cost of investments on a tax basis.
(20)	Denominated in United States dollars unless otherwise indicated.
(21)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.
(22)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(23)	Bond is in default of interest subsequent to June 30, 2009.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
47 Short	U.S. Treasury 2 YR Notes	September 2009	$10,125,112	$10,162,281	$(37,169)
40 Long	U.S. Treasury 5 YR Notes	September 2009	4,620,295	4,588,750	(31,545)
26 Long	U.S. Treasury 10 YR Notes	September 2009	2,991,856	3,022,906	31,050
16 Short	U.S. Treasury Long Bonds	September 2009	1,860,403	1,893,750	(33,347)
					$(71,011)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
BRL	1,179,000	USD	595,455	09/16/2009	$2,676
USD	652,020	GBP	400,000	09/16/2009	5,984
USD	955,727	MXN	12,850,000	09/17/2009	9,458
USD	655,463	NZD	1,050,000	09/16/2009	18,887
					37,005

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
BRL	1,179,000	USD	586,480	09/16/2009	$(6,298)
JPY	63,500,000	USD	657,755	09/16/2009	(1,969)
					(8,267)
Net Unrealized Appreciation (Depreciation)					$28,738

BRL — Brazilian Real

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$37,424,212	$2,760,187	@	$—	$40,184,399
Preferred Stocks	238,364	—		—	238,364
Asset Backed Securities	—	15,584,709		272,600	15,857,309
Convertible Bonds & Notes	—	—		3,000	3,000
U.S. Corporate Bonds & Notes	—	29,002,201		156,073	29,158,274
Foreign Corporate Bonds & Notes	—	5,344,537		0	5,344,537
Foreign Government Agencies	—	1,303,094		—	1,303,094
Loans	—	166,428		—	166,428
Taxable Municipal Notes	—	624,505		—	624,505
U.S. Government Agencies	—	28,786,655		—	28,786,655
U.S. Government Treasuries	4,508,935	—		—	4,508,935
Short-Term Investment Securities:
Time Deposits	—	124,000		—	124,000
U.S. Government Agencies	—	500,000		—	500,000
Repurchase Agreements	—	5,717,000		—	5,717,000
Other Financial Instruments†
Futures Appreciation	31,050	—		—	31,050
Futures Depreciation	(102,061)	—		—	(102,061)
Forward Foreign Currency Contracts Appreciation	—	37,005		—	37,005
Forward Foreign Currency Contracts Depreciation	—	(8,267)		—	(8,267)

Total	$42,100,500	$89,942,054		$431,673	$132,474,227

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 03/31/2009	$210,000	$2,000	$172,636	$0
Accrued discounts/premiums	—	—	153	—
Realized gain(loss)	—	—	3,955	—
Change in unrealized appreciation(depreciation)	62,600	1,000	(8,199)	—
Net purchases(sales)	—	—	(8,072)	—
Transfers in and/or out of Level 3	—	—	(4,400)	—
Balance as of 06/30/2009	$272,600	$3,000	$156,073	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

	Shares/Principal	Market Value
Security Description	Amount(20)	(Note 1)
COMMON STOCK — 16.2%
Aerospace/Defense — 0.1%
Boeing Co.	938	$39,865
Lockheed Martin Corp.	538	43,389
Raytheon Co.	418	18,572
		101,826
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,744	90,618
Agricultural Chemicals — 0.5%
Monsanto Co.	5,243	389,765
Potash Corp. of Saskatchewan, Inc.	1,100	102,355
Syngenta AG(1)	2	464
		492,584
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	3,000	80,310
Bunge, Ltd.	1,915	115,379
		195,689
Apparel Manufacturers — 0.0%
Coach, Inc.	1,411	37,928
Applications Software — 0.2%
Citrix Systems, Inc.†	1,200	38,268
Microsoft Corp.	6,867	163,229
		201,497
Banks-Fiduciary — 0.2%
State Street Corp.	2,500	118,000
The Bank of New York Mellon Corp.	3,891	114,045
		232,045
Banks-Super Regional — 0.3%
Capital One Financial Corp.	100	2,188
Fifth Third Bancorp	2,000	14,200
PNC Financial Services Group, Inc.	2,170	84,218
US Bancorp	3,115	55,821
Wells Fargo & Co.	4,885	118,510
		274,937
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	972	53,421
The Coca-Cola Co.	1,372	65,842
		119,263
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	8,020	290,344
Cable TV — 0.0%
Comcast Corp., Special Class A	1,485	20,939
Casino Hotels — 0.1%
Wynn Resorts, Ltd.†	1,800	63,540
Casino Services — 0.0%
International Game Technology	2,500	39,750
Chemicals-Diversified — 0.1%
E.I. du Pont de Nemours & Co.	1,200	30,744
Israel Chemicals, Ltd.(1)	4,160	40,949
The Dow Chemical Co.	4,200	67,788
		139,481
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	100	16,731
The Western Union Co.	1,700	27,880
		44,611
Computer Aided Design — 0.0%
ANSYS, Inc.†	800	24,928
Computers — 2.1%
Apple, Inc.†	8,230	1,172,199
Hewlett-Packard Co.	3,254	125,767
International Business Machines Corp.	664	69,335
Research In Motion, Ltd.†	8,705	618,490
		1,985,791
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,093	148,059
The Procter & Gamble Co.	1,983	101,331
		249,390
Cruise Lines — 0.1%
Carnival Corp.	3,100	79,887
Royal Caribbean Cruises, Ltd.	1,000	13,540
		93,427
Diversified Banking Institutions — 1.1%
Bank of America Corp.	7,595	100,254
JPMorgan Chase & Co.	12,408	423,237
Morgan Stanley	3,724	106,171
The Goldman Sachs Group, Inc.	2,830	417,255
		1,046,917
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	1,744	54,762
Parker Hannifin Corp.	500	21,480
		76,242
Diversified Minerals — 0.2%
Vale SA ADR	8,790	154,968
Electric Products-Misc. — 0.0%
Emerson Electric Co.	572	18,533
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,008	33,688
FPL Group, Inc.	505	28,714
Progress Energy, Inc.	634	23,984
		86,386
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	700	17,353
Intel Corp.	6,078	100,591
Texas Instruments, Inc.	1,585	33,760
		151,704
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,500	70,750
Engineering/R&D Services — 0.4%
ABB, Ltd.†(1)	21,980	345,976
Enterprise Software/Service — 0.4%
Oracle Corp.	18,043	386,481
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	9,622	121,526
Electronic Arts, Inc.†	7,171	155,754
		277,280
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	1,500	26,310
Finance-Other Services — 0.2%
CME Group, Inc.	515	160,222
Food-Misc. — 0.1%
Kellogg Co.	538	25,055
Kraft Foods, Inc., Class A	1,416	35,881
		60,936
Gold Mining — 0.1%
Barrick Gold Corp.	2,200	73,810
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	3,714	81,968

Starwood Hotels & Resorts Worldwide, Inc.	1,400	31,080
		113,048
Independent Power Producers — 0.0%
Mirant Corp.†	37	582
Industrial Gases — 0.1%
Praxair, Inc.	1,638	116,413
Insurance Brokers — 0.1%
AON Corp.	1,700	64,379
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,100	40,942
Insurance-Multi-line — 0.2%
ACE, Ltd.	3,420	151,266
MetLife, Inc.	2,677	80,337
		231,603
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	240	42,101
T. Rowe Price Group, Inc.	2,300	95,841
		137,942
Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	765	125,200
Medtronic, Inc.	578	20,166
St. Jude Medical, Inc.†	631	25,934
		171,300
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	574	32,391
Medical Products — 0.2%
Baxter International, Inc.	1,015	53,754
Johnson & Johnson	1,572	89,290
		143,044
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	1,300	68,822
Celgene Corp.†	8,925	426,972
Genzyme Corp.†	1,067	59,400
Gilead Sciences, Inc.†	10,680	500,251
Myriad Genetics, Inc.†	700	24,955
Vertex Pharmaceuticals, Inc.†	1,300	46,332
		1,126,732
Medical-Drugs — 0.3%
Abbott Laboratories	1,895	89,141
Merck & Co., Inc.	1,661	46,441
Pfizer, Inc.	2,278	34,170
Roche Holding AG(1)	694	94,418
		264,170
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	7,875	196,717
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	3,625	264,734
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	12,978
Multimedia — 0.2%
News Corp., Class A	11,460	104,400
The Walt Disney Co.	1,418	33,082
Time Warner, Inc.	1,940	48,869
		186,351
Networking Products — 0.4%
Cisco Systems, Inc.†	19,947	371,812
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	1,200	86,580
Devon Energy Corp.	700	38,150
EOG Resources, Inc.	400	27,168
Occidental Petroleum Corp.	900	59,229
Range Resources Corp.	400	16,564
Southwestern Energy Co.†	900	34,965
XTO Energy, Inc.	1,105	42,145
		304,801
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,228	81,355
ConocoPhillips	1,067	44,878
Exxon Mobil Corp.	2,765	193,301
Hess Corp.	2,100	112,875
Marathon Oil Corp.	300	9,039
Petroleo Brasileiro SA ADR	4,140	169,657
Suncor Energy, Inc.	1,506	45,692
		656,797
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,267	21,400
Oil-Field Services — 0.3%
Schlumberger, Ltd.	2,321	125,589
Smith International, Inc.	1,400	36,050
Weatherford International, Ltd.†	4,100	80,196
		241,835
Optical Supplies — 0.1%
Alcon, Inc.	1,215	141,086
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,400	96,250
Medco Health Solutions, Inc.†	230	10,490
		106,740
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,400	43,050
Retail-Building Products — 0.1%
Home Depot, Inc.	3,600	85,068
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,944	98,595
Retail-Discount — 0.2%
Target Corp.	2,738	108,069
Wal-Mart Stores, Inc.	1,142	55,318
		163,387
Retail-Drug Store — 0.5%
CVS Caremark Corp.	13,662	435,408
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,100	60,291
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	4,277	182,842
Macy’s, Inc.	934	10,984
		193,826
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,000	32,980
Wendy’s/Arby’s Group, Inc., Class A	3,500	14,000
		46,980
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	5,100	87,720
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	23,525
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	2,020	92,060

Software Tools — 0.0%
VMware, Inc. Class A†	1,400	38,178
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,160	131,050
Telecom Services — 0.1%
TW Telecom, Inc.†	5,990	61,517
Telephone-Integrated — 0.2%
AT&T, Inc.	5,455	135,502
Verizon Communications, Inc.	1,457	44,774
		180,276
Tobacco — 0.1%
Altria Group, Inc.	1,300	21,307
Philip Morris International, Inc.	1,400	61,068
		82,375
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	1,200	88,248
Union Pacific Corp.	1,500	78,090
		166,338
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,666	133,273
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,635	83,714
Web Portals/ISP — 0.5%
Google, Inc., Class A†	955	402,619
Yahoo!, Inc.†	1,793	28,078
		430,697
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,335	104,127
Nokia Oyj ADR	2,300	33,534
QUALCOMM, Inc.	3,226	145,815
		283,476
Total Common Stock (cost $15,661,399)		15,503,704
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,000	22,500
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	14,190
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(4)	1,073	23,606
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	400	488
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,400	34,704
Total Preferred Stock (cost $158,888)		95,488
ASSET BACKED SECURITIES — 16.4%
Diversified Financial Services — 16.4%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(5)	$725,000	684,644
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	35,952	35,987
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	117,967	117,492
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	23,778	23,739
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	148,741	151,273
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(5)	270,000	254,215
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(5)(6)	105,000	91,229
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(5)	35,000	19,631
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(5)	800,000	596,739
Banc of America Large Loan, Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(5)(6)	145,000	96,718
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(5)	50,000	46,533
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(5)	380,000	307,536
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.32% due 04/15/12(2)	21,749	21,499
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.33% due 07/15/11(2)	13,041	12,952
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.33% due 12/15/12(2)	331,695	325,060
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.35% due 05/15/13(2)	170,000	155,577
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.36% due 10/15/12(2)	85,365	82,745
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	76,797	76,949
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	40,780	41,194

Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(6)(7)	69,075	59,235
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(5)(6)	53,000	28,411
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(7)	339,330	187,561
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(5)(6)	300,000	265,991
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(5)	87,000	78,628
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(5)(6)	250,000	211,611
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	274,066	231,543
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	184,400	142,637
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(5)(6)	750,000	606,768
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(5)	175,000	171,335
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(5)	240,000	207,885
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(6)(7)	385,722	226,026
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.62% due 03/06/20*(2)(5)(8)	170,000	103,700
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	600,000	534,917
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(6)(7)	229,125	153,635
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.20% due 04/25/35(6)(7)	164,783	111,034
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.98% due 03/25/47(6)(7)	110,540	63,765
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.56% due 11/25/11*(2)	85,000	78,973
Impac CMB Trust, Series 2005-4, Class 1A1A 0.58% due 05/25/35(2)(7)	244,425	108,927
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(5)	584,798	581,350
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(5)	125,000	59,361
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(5)	15,000	11,295
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	250,000	200,904
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(5)(6)	445,000	377,701
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(5)	575,000	356,891
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(5)(6)	60,000	21,185
LB Commercial Conduit Mtg. Trust,
Series 1998-C1, Class E
7.00% due 02/18/30(5)	50,000	49,448
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(5)	420,000	333,881
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(5)	240,000	244,259
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.23% due 12/25/34(6)(7)	238,054	205,038
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(6)(7)	111,950	89,812
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(5)	400,000	343,951
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(5)(6)	700,000	678,693
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(5)	725,000	628,854
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(5)(6)	500,000	431,733
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(5)	159,109	161,606
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(5)	195,000	199,902
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	196,559	117,813
MortgageIT Trust, Series 2005-4, Class A1 0.59% due 10/25/35(2)(7)	549,729	233,566
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(5)	500,000	531,602

Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(8)	80,000	70,400
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	194,997	147,537
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.78% due 02/20/47(6)(7)	402,879	277,654
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.97% due 10/15/12(2)	122,662	112,707
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)(7)	253,941	232,430
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(6)(7)	316,703	272,093
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	48,836	48,266
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	621,867
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.34% due 10/15/13*(2)	170,000	169,620
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(6)(7)	630,714	553,500
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.56% due 03/25/35(6)(7)	490,607	384,201
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.63% due 10/25/36(6)(7)	242,210	162,912
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(7)	41,487	28,783
Total Asset Backed Securities (cost $17,993,185)		15,655,109
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10)(14)(21)(22) (cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 28.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	66,455
Boeing Co. Senior Notes 6.88% due 03/15/39	5,000	5,595
		72,050
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	10,000	9,137
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	230,000	239,338
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	121,846	113,317
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	16,100
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	937
Continental Airlines, Inc.
Pass Through Certs.
Series 1998-1, Class A
6.65% due 03/15/19	40,575	33,272
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	43,550
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	5,000	4,650
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	11,983	8,448
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	185,407	175,121
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	6,000	7,680
		403,075
Banks-Commercial — 0.5%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	5,000	4,789
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,443
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,586
PNC Bank NA Sub. Notes 6.88% due 04/01/18	5,000	4,943
Sovereign Bank Sub. Notes 2.67% due 06/20/13(2)	16,000	14,365
Sovereign Bank Sub. Notes 8.75% due 05/30/18	405,000	398,319

Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	27,753
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	25,000	23,554
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	12,000	11,268
		504,020
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/01/67(2)	20,000	11,526
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	210,950
		222,476
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.22% due 03/01/27(2)	19,000	10,821
Banks-Super Regional — 1.7%
BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(2)(3)	41,000	18,236
Bank of America Corp. Senior Notes 4.90% due 05/01/13	110,000	107,144
Bank of America Corp. Senior Notes 5.65% due 05/01/18	195,000	172,308
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	272,684
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	51,559
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	7,000	7,072
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	270,000	278,478
PNC Preferred Funding Trust I Jr. Sub. 6.11% due 03/15/12*(2)(3)	15,000	7,793
USB Capital IX Company Guar. 6.19% due 04/15/11(2)(3)	22,000	14,850
Wachovia Corp. Notes 5.75% due 02/01/18	400,000	392,842
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	310,000	305,143
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	22,000	21,569
		1,649,678
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	21,671
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	20,000	20,226
		41,897
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	189,000	206,701
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	10,000	10,901
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	142,000	158,141
		375,743
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	735
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(11)	5,946	2,200
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	151,334
		154,269
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	55,575
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	100,000	100,500
		156,075
Cable/Satellite TV — 1.4%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(12)(13)	2,000	2,110
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(12)(13)	25,000	24,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(12)(13)	2,000	1,900
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(12)(13)	21,000	20,108
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	228,000
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	26,000	26,944
Comcast Corp. Bonds 6.40% due 05/15/38	310,000	303,463

COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	119,122
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	58,844
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	74,140
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	6,738
COX Communications, Inc. Bonds 8.38% due 03/01/39*	130,000	144,948
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	125,000	124,825
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	9,733
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	192,719
		1,338,344
Casino Hotels — 0.3%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	133,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,287
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	105,470
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,263
		248,520
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	5,000	3,875
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	10,000	5,200
		9,075
Cellular Telecom — 0.8%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	323,540
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	10,238
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	10,000	7,975
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	20,000	20,409
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	142,000	150,751
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	225,000	268,896
		781,809
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	9,000	8,179
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	14,000	14,025
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	10,370
		32,574
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	115,000	103,652
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	3,963
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	2,670
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	7,000	5,565
		115,850
Commercial Services-Finance — 0.5%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	430,000	429,280
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,156
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	100,000	120,729
		124,885
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,350
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	12,000	11,932
		21,282
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Notes 4.70% due 02/15/19	10,000	10,141
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(23)	10,000	6,800

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	180,865
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	8,677
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	15,000	12,877
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,537
Bank of America Corp. Senior Notes 7.38% due 05/15/14	64,000	66,113
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(2)	20,000	18,907
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	11,000	9,221
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	198,650
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	117,000	109,658
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	12,297
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	61,422
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	25,000	21,866
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	74,467
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	210,000	213,620
GMAC LLC Senior Notes 6.00% due 12/15/11	10,000	8,750
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	11,000	9,625
GMAC LLC Sub. Notes 8.00% due 12/31/18*	5,000	3,175
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	18,270
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	365,000	363,233
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	70,000	70,408
Morgan Stanley Sub. Notes 4.75% due 04/01/14	230,000	217,256
Morgan Stanley Senior Notes 5.45% due 01/09/17	12,000	11,205
Morgan Stanley Senior Notes 5.95% due 12/28/17	4,000	3,838
Morgan Stanley Senior Notes 6.00% due 04/28/15	38,000	37,901
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	99,691
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	19,672
The Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18	10,000	9,700
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	15,655
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	174,000	154,685
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	53,539
		2,088,780
Diversified Financial Services — 0.7%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	5,000	4,473
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	215,000	55,861
General Electric Capital Corp. Notes 5.63% due 05/01/18	75,000	70,934
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	12,662
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	241,774
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	264,000	237,630
		623,334
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	5,892
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	33,000	29,058
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	18,600
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,300
		67,958
Electric-Integrated — 1.4%
Ameren Corp. Senior Notes 8.88% due 05/15/14	14,000	14,450

Appalachian Power Co. Senior Notes 7.95% due 01/15/20	5,000	5,765
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	88,521
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	75,937
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	198,025
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	21,000	21,817
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	27,000	18,360
Energy East Corp. Notes 6.75% due 07/15/36	17,000	16,765
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	21,000	21,034
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	10,000	10,425
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	10,000	9,439
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	14,000	14,703
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	175,000	172,984
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,962
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	8,722
Nevada Power Co. General Refunding Mtg. Bonds 7.13% due 03/15/19	19,000	20,305
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,608
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	10,000	10,542
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,054
Sierra Pacific Power Co. General Refunding Mtg. Bonds 6.75% due 07/01/37	13,000	13,394
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)(10)	30,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	6,225
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	6,000	6,680
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	277,228
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	220,000	294,854
		1,352,799
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	328,375
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	17,000	14,869
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(2)(12)(13)	15,000	9,750
		24,619
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.75% due 07/08/14	30,000	30,025
Oracle Corp. Senior Notes 5.00% due 07/08/19	10,000	9,963
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	29,741
		69,729
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	39,657
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	9,053
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	9,000	8,549
		57,259
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.40% due 02/13/12	70,000	47,607
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	40,000	22,569
CIT Group, Inc. Notes 5.85% due 09/15/16	38,000	21,453
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	68,000	31,947

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	16,375
		139,951
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 4.50% due 07/26/10	5,000	4,725
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	8,000	8,276
American Express Co. Senior Notes 8.13% due 05/20/19	165,000	171,225
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	60,853
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	11,000	11,590
		251,944
Finance-Investment Banker/Broker — 2.0%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	248,037
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(3)(12)(13)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	10,000	1,475
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	11,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	111,929
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	8,578
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	154,471
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	8,222
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	51,000	45,148
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	237,640
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	167,000	139,213
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	5,895
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	85,000	89,132
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	33,059
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	245,000	266,279
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	206,798
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	147,729
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	108,837
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	50,882
		1,863,327
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	44,551
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	18,000	18,112
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	9,869
		72,532
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	18,000	19,053
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	2,700
Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	290,000	300,089
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	10,439
		310,528
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,656
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	15,032
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	6,700
		21,732

Insurance-Life/Health — 0.7%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	14,410
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,001
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	175,000	169,674
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	27,846
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	175,000	183,718
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	225,000	220,912
		634,561
Insurance-Multi-line — 1.2%
Allstate Corp. Senior Notes 7.45% due 05/16/19	315,000	340,786
American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	7,000	7,002
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	71,367
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	185,000	141,744
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	10,181
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	256,713
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	19,000	18,852
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	56,765
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	38,596
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	248,286
		1,190,292
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	17,000	12,240
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	251,258
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	131,000	139,108
		402,606
Insurance-Property/Casualty — 1.0%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	218,550
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	18,000	18,221
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	290,000	179,800
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	198,873
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	108,074
W.R. Berkley Corp.
Senior Notes
5.60% due 05/15/15	210,000	184,229
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	5,000	3,458
		911,205
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	12,976
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	270,000	255,477
		268,453
Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	145,712
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	325,000	346,541
		492,253
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	3,000	3,053
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(14)	7,000	6,772
		9,825
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,222
Amgen, Inc. Senior Notes 6.40% due 02/01/39	130,000	138,276
		159,498

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	8,000	8,141
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	20,000	20,251
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	300,000	328,087
		356,479
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,152
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	14,700
HCA, Inc. Senior Notes 6.25% due 02/15/13	15,000	13,125
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	5,000	4,950
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	10,000	9,850
		42,625
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	200,160
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	17,000	14,688
Multimedia — 1.1%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	55,000	53,469
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	9,329
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	300,000	312,606
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	159,881
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	14,000	15,671
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	244,147
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	204,083
		999,186
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,495
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	10,599
		19,094
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	224,384
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	8,925
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	72,791
		306,100
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	38,300
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	12,990
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	10,000	9,835
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	16,150
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	215,000	215,443
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	145,000	151,373
		444,091
Oil Companies-Integrated — 0.5%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	400,000	428,282
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	16,000	17,031
Hess Corp. Senior Notes 7.13% due 03/15/33	10,000	10,015
		455,328
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	17,000	14,503
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	10,000	9,050
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,675
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,650

International Paper Co. Senior Notes 7.40% due 06/15/14	115,000	114,478
International Paper Co. Senior Notes 9.38% due 05/15/19	60,000	61,161
		184,964
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	5,000	5,166
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	95,000	100,520
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	3,000	3,308
		108,994
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	15,000	14,850
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	10,000	9,088
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	23,500
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	8,775
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,068
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	314,457
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	9,000	7,544
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	19,700
		393,132
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	245,000	227,392
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(22)(23)	10,000	425
Real Estate Investment Trusts — 2.2%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	244,112
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	271,637
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	150,000	101,401
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	130,000	118,359
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	80,000	69,385
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	180,316
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	45,000	37,309
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	213,154
Realty Income Corp.
Senior Notes
6.75% due 08/15/19	235,000	211,712
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	140,210
Simon Property Group LP Senior Notes 6.75% due 05/15/14	70,000	70,336
Simon Property Group LP Senior Notes 10.35% due 04/01/19	123,000	139,757
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	301,013
		2,098,701
Real Estate Operations & Development — 0.5%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	410,000	323,187
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	107,006
		430,193
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(12)(13)(14)	10,000	112
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	225,000	178,940
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	3,950
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	4,959
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	65,000	69,453
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	145,745	131,874

CVS Pass-Through Trust Pass Through Certs. 8.35% due 07/10/31*	10,000	10,309
		211,636
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	15,000	14,851
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	9,100
		23,951
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	14,000	14,054
Special Purpose Entities — 0.3%
CDX North America High Yield Credit Linked Certificates Series 10-T 8.88% due 06/29/13*(24)	20,240	18,418
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	6,700
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	228,451
		253,569
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	8,597
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(2)	10,000	7,275
		15,872
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	39,313
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	5,000	975
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	43,375
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	14,306
Qwest Corp. Senior Notes 8.38% due 05/01/16*	8,000	7,720
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	1,000	992
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	212,189
		318,870
Telephone-Integrated — 0.7%
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	124,655
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,291
AT&T, Inc. Senior Notes 6.30% due 01/15/38	220,000	212,576
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	16,000	12,880
Verizon Communications, Inc. Notes 6.40% due 02/15/38	165,000	161,533
Verizon Communications, Inc.
Bonds
6.90% due 04/15/38	120,000	125,184
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	10,000	10,884
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,022
		672,150
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,545
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	230,728
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(2)(12)(13)(14)	11,593	116
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(12)(13)	5,000	12
		232,401
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	78,604
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	194,896
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	104,939
Philip Morris International, Inc. Notes 6.38% due 05/16/38	90,000	96,243
		474,682
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,805

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	65,486	40,601
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,022	10,096
		52,502
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	10,339
CSX Corp. Debentures 7.90% due 05/01/17	9,000	9,952
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	18,000	18,144
		38,435
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	17,800
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	3,000	3,094
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	2,000	2,102
		22,996
Total Corporate Bonds & Notes (cost $27,951,252)		27,199,911
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Senior Sec. Notes 6.95% due 07/01/12*	198,619	212,167
Banks-Commercial — 0.8%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(2)(3)	30,000	12,300
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(2)(3)	20,000	11,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.82% due 12/30/09(2)(3)	23,000	14,030
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(2)(3)	5,000	2,937
Credit Suisse New York Senior Notes 5.50% due 05/01/14	5,000	5,195
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	385,000	386,911
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(2)(3)	10,000	3,500
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	250,606
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	19,949
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(2)(3)	40,000	16,400
		723,228
Banks-Money Center — 0.4%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(2)(3)	80,000	32,800
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(2)	14,000	7,665
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
5.79% due 04/15/14*	345,000	355,749
		396,214
Brewery — 0.6%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	285,000
SABMiller PLC Company Guar. Bonds 6.50% due 07/01/16*	230,000	229,475
		514,475
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	5,000	4,922
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	5,000	5,100
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	20,000	19,667
		29,689
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(9)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	13,106
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	5,000	2,896
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	4,000	3,765
Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	6,000	6,480

Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	5,000	5,238
		11,718
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	250,000	211,901
Electric-Integrated — 0.4%
Electricite de France Notes 6.50% due 01/26/19*	188,000	205,903
Electricite de France Notes 6.95% due 01/26/39*	18,000	20,209
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	23,891
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	119,220
		369,223
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.22% due 07/15/14(2)(3)	33,000	12,457
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	11,750
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	6,725
		30,932
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	12,000	9,568
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	9,000
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	7,000	6,475
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	6,000	5,965
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	97,512
		103,477
Oil Companies-Exploration & Production — 0.3%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	10,000	10,015
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000	188,401
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	8,000	7,932
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	9,425
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	10,000	11,078
		226,851
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	10,000	10,268
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	6,000	5,900
		16,168
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Notes
9.50% due 02/01/15(4)	10,000	8,950
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	15,000	14,400
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	5,000	4,825
		28,175
Special Purpose Entity — 0.4%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	367,582
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	148,000	129,500
ArcelorMittal Senior Notes 9.85% due 06/01/19	55,000	59,222
		188,722
Telephone-Integrated — 1.4%
Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19	5,000	5,045
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	10,000	10,613
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	150,000	175,609
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	231,366
France Telecom SA Senior Notes 5.38% due 07/08/19	8,000	8,058
France Telecom SA Bonds 7.75% due 03/01/11	170,000	183,860
France Telecom SA Notes 8.50% due 03/01/31	175,000	224,758

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	28,000		26,805
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	270,000		279,503
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	135,000		137,476
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	8,000		8,248
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	4,000		4,433
			1,295,774
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	110,000		129,288
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*	33,000		21,945
Wireless Equipment — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	135,000		144,724
Total Foreign Corporate Bonds & Notes (cost $4,973,978)			5,067,063
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,750,000	1,217,803
Federal Republic of Brazil Notes 8.00% due 01/15/18	200,000		224,000
Total Foreign Government Agencies (cost $1,268,311)			1,441,803
LOANS — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.32% due 12/15/13(15)(16) (cost $214,238)	214,238		155,805
TAXABLE MUNICIPAL BONDS & NOTES — 0.7%
Taxable Municipal Bonds — 0.7%
California State General Obligation Bonds 7.55% due 04/01/39	500,000		455,195
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	170,000		197,890
Total Taxable Municipal Bonds & Notes (cost $688,786)			653,085
U.S. GOVERNMENT AGENCIES — 29.4%
Federal Home Loan Mtg. Corp. — 4.2%
4.50% due 01/01/39	46,578		46,429
5.00% due 12/01/20	29,140		30,322
5.00% due 07/01/21	140,527		145,964
5.00% due 10/01/33	49,772		50,930
5.00% due 05/01/34	79,695		81,460
5.00% due 02/01/35	297,595		303,861
5.00% due 07/01/35	109,456		111,760
5.00% due 08/01/35	107,111		109,367
5.00% due 09/01/35	341,659		348,852
5.00% due 10/01/35	147,725		150,836
5.00% due 11/01/35	44,952		45,898
5.00% due 12/01/35	714,215		729,253
5.00% due 03/01/38	62,458		63,617
5.50% due 07/01/34	68,617		71,136
5.50% due 07/01/35	81,873		84,802
5.50% due 04/01/37	74,719		77,240
5.50% due 05/01/37	66,464		68,707
5.50% due 08/01/37	151,682		156,799
5.50% due 07/01/38	60,170		62,200
5.95% due 10/01/36(2)	136,242		143,226
6.00% due 09/01/26	290,663		305,856
6.00% due 12/01/33	93,708		98,600
6.00% due 08/01/36	36,096		37,743
6.50% due 05/01/16	4,382		4,645
6.50% due 05/01/29	17,260		18,544
6.50% due 11/01/34	26,893		28,726
6.50% due 03/01/36	47,980		51,054
6.50% due 05/01/36	1,259		1,340
6.50% due 11/01/37	34,484		36,686
7.00% due 04/01/32	15,983		17,306
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(7)	110,386		111,802
Series 2586, Class NK
3.50% due 08/15/16(7)	41,484		42,246
Series 3102, Class PG
5.00% due 11/15/28(7)	70,000		73,183
Series 3317, Class PD
5.00% due 09/15/31(7)	90,000		94,257
Series 3349, Class HB
5.50% due 06/15/31(7)	79,000		82,859
Series 1577, Class PK
6.50% due 09/15/23(7)	96,000		103,169
Series 1226, Class Z
7.75% due 03/15/22(7)	4,350		4,665
			3,995,340
Federal National Mtg. Assoc. — 18.8%
4.50% due 01/01/39	38,806		38,779
4.56% due 01/01/15	805,286		834,048
4.75% due 12/15/10	15,000		15,867
4.85% due 11/01/15	806,425		837,769
5.00% due 03/15/16	11,000		11,967
5.00% due 03/01/18	52,247		54,710
5.00% due 06/01/19	16,579		17,309
5.00% due 09/01/35	581,454		594,060
5.00% due 10/01/35	2,126,676		2,172,782
5.50% due 06/01/20	373,164		392,382
5.50% due 07/01/20	271,853		285,854
5.50% due 03/01/21	279,139		293,514
5.50% due 04/01/21	402,265		421,851
5.50% due 06/01/21	288,101		302,128
5.50% due 10/01/21	318,540		334,048
5.50% due 12/01/21	628,594		659,199
5.50% due 06/01/22	252,078		264,154
5.50% due 05/01/34	17,991		18,668
5.50% due 06/01/34	51,726		53,641
5.50% due 07/01/35	4,572,163		4,741,431

5.50% due 12/01/35	123,750	128,215
5.50% due 02/01/36(2)	54,419	56,832
5.50% due 06/01/36	2,294,906	2,383,453
5.50% due 12/01/36	4,894	5,062
5.92% due 10/01/11	428,368	453,937
6.00% due 06/01/17	22,927	24,430
6.00% due 06/01/26	194,294	204,581
6.00% due 03/01/27	239,177	251,277
6.00% due 12/01/33	17,985	18,941
6.00% due 05/01/34	67,008	70,465
6.00% due 07/01/34	7,594	7,984
6.00% due 07/01/38	213,406	223,301
6.06% due 09/01/11	260,714	279,179
6.11% due 05/01/11	232,984	245,079
6.50% due 08/01/16	17,060	18,111
6.50% due 09/01/32	38,128	40,965
6.50% due 04/01/34	9,114	9,761
6.50% due 11/01/35	63,973	68,313
6.50% due 02/01/36	232,682	248,211
6.50% due 07/01/36	31,328	33,419
6.50% due 11/01/36	41,163	43,911
6.50% due 10/01/37	59,173	63,103
6.52% due 02/01/11	140,788	147,281
7.00% due 06/01/37	485,591	527,441
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(7)	85,000	89,116
		17,986,529
Government National Mtg. Assoc. — 6.4%
4.50% due July TBA	1,700,000	1,696,812
5.00% due July TBA	2,900,000	2,956,187
5.50% due 04/15/36	262,553	271,927
6.00% due 02/15/33	79,380	83,384
6.00% due 09/15/38	91,839	95,782
6.50% due 07/15/28	676,692	730,854
6.50% due 08/15/28	31,005	33,487
6.50% due 09/15/28	68,457	73,936
6.50% due 11/15/28	55,236	59,657
7.00% due 11/15/31	16,524	17,849
7.00% due 01/15/33	26,023	28,184
7.00% due 05/15/33	37,799	40,879
7.50% due 01/15/32	15,473	16,940
8.00% due 02/15/30	3,272	3,702
8.50% due 11/15/17	2,862	3,096
9.00% due 11/15/21	857	929
Government National Mtg. Assoc., REMIC Series 2005-74 Class HA
7.50% due 09/16/35(7)	1,581	1,744
Series 2005-74 Class HB
7.50% due 09/16/35(7)	11,888	13,064
Series 2005-74, Class HC
7.50% due 09/16/35(7)	6,957	7,609
		6,136,022
Total U.S. Government Agencies (cost $27,055,875)		28,117,891
U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 2.0%
3.50% due 02/15/39	65,000	56,205
4.38% due 02/15/38	670,000	676,596
4.50% due 05/15/38	13,000	13,420
5.25% due 11/15/28	32,000	35,980
6.25% due 08/15/23(17)	320,000	389,800
6.63% due 02/15/27(17)	600,000	773,531
8.13% due 08/15/19	8,000	10,969
		1,956,501
United States Treasury Notes — 1.6%
1.50% due 10/31/10	200,000	202,219
2.00% due 11/30/13	110,000	108,384
2.25% due 05/31/14	16,000	15,785
2.63% due 05/31/10(17)	525,000	535,152
2.63% due 06/30/14	6,000	6,019
2.75% due 02/15/19	15,000	14,049
3.13% due 05/15/19	7,000	6,770
3.50% due 08/15/09	275,000	276,106
3.75% due 11/15/18	300,000	305,181
4.25% due 05/15/39	10,000	9,898
		1,479,563
Total U.S. Government Treasuries (cost $3,481,533)		3,436,064
Total Long-Term Investment Securities (cost $99,452,445)		97,327,423
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.11% due 07/01/09 (cost $300,000)	300,000	300,000
REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $172,000 and collateralized by $170,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having approximate value of $179,775	172,000	172,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $627,000 and collateralized by $595,000 of Federal Home Loan Bank Bonds bearing interest at 5.00% due 11/17/17 and having approximate value of $639,625	627,000	627,000
UBS Securities LLC Joint Repurchase Agreement(18)	1,520,000	1,520,000
Total Repurchase Agreements (cost $2,319,000)		2,319,000
TOTAL INVESTMENTS (cost $102,071,445)(19)	104.5%	99,946,423
Liabilities in excess of other assets	(4.5)	(4,344,930)
NET ASSETS	100.0%	$95,601,493

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $7,741,273 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $864,211 representing 0.9% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Commercial Mortgage Backed Security
(6)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(7)	Collateralized Mortgage Obligation
(8)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(10)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00
				$1,500		0.00%

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Income may be received in cash or additional shares at the discretion of the issuer.
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	See Note 4 for cost of investments on a tax basis.
(20)	Denominated in United States dollars unless otherwise indicated.
(21)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.
(22)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(23)	Bond is in default of interest subsequent to June 30, 2009.
(24)

The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust's transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties; see Note 5

ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
47	Short	U.S. Treasury 2 YR Notes	September 2009	$10,124,549	$10,162,281	$(37,732)
41	Long	U.S. Treasury 5 YR Notes	September 2009	4,735,861	4,703,469	(32,392)
22	Long	U.S. Treasury 10 YR Notes	September 2009	2,535,167	2,557,844	22,677
26	Short	U.S. Treasury Long Bonds	September 2009	3,005,906	3,077,344	(71,438)
						$(118,885)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
BRL	1,291,000	USD	652,020	09/16/2009	$2,931
USD	733,523	GBP	450,000	09/16/2009	6,732
USD	1,011,510	MXN	13,600,000	09/17/2009	10,010
USD	686,675	NZD	1,100,000	09/16/2009	19,786
					39,459

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
BRL	1,291,000	USD	642,193	09/16/2009	$(6,896)
JPY	67,000,000	USD	694,009	09/16/2009	(2,078)
					(8,974)
Net Unrealized Appreciation (Depreciation)					$30,485

BRL — Brazilian Real
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NZD — New Zealand Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$14,639,493	$864,211	@	$—	$15,503,704
Preferred Stocks	95,488	—		—	95,488
Asset Backed Securities	—	15,481,009		174,100	15,655,109
Convertible Bonds & Notes	—	—		1,500	1,500
U.S. Corporate Bonds & Notes	—	27,108,550		91,361	27,199,911
Foreign Corporate Bonds & Notes	—	5,067,063		0	5,067,063
Foreign Government Agencies	—	1,441,803		—	1,441,803
Loans	—	155,805		—	155,805
Taxable Municipal Notes	—	653,085		—	653,085
U.S. Government Agencies	—	28,117,891		—	28,117,891
U.S. Government Treasuries	3,436,064	—		—	3,436,064
Short-Term Investment Securities:
U.S. Government Agencies	—	300,000		—	300,000
Repurchase Agreements	—	2,319,000		—	2,319,000
Other Financial Instruments†
Futures Appreciation	22,677	—		—	22,677
Futures Depreciation	(141,562)	—		—	(141,562)
Forward Foreign Currency Contracts Appreciation	—	39,459		—	39,459
Forward Foreign Currency Contracts Depreciation	—	(8,974)		—	(8,974)

Total	$18,052,160	$81,538,902		$266,961	$99,858,023

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 3/31/2009	$141,500	$1,000	$95,572	$0
Accrued discounts/premiums	—	—	112	—
Realized gain(loss)	—	—	1,665	—
Change in unrealized appreciation(depreciation)	32,600	500	(2,929)	—
Net purchases(sales)	—	—	(859)	—
Transfers in and/or out of Level 3	—	—	(2,200)	—
Balance as of 06/30/2009	$174,100	$1,500	$91,361	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares/Principal Amount(22)	Market Value (Note 1)
COMMON STOCK — 62.0%
Advanced Materials — 0.0%
PV Crystalox Solar PLC(1)	3,795	$5,222
Advertising Services — 0.0%
Vertis Holdings, Inc.(24)	1,532	2
Aerospace/Defense — 1.1%
Aerovironment, Inc.†	1,197	36,939
BAE Systems PLC(1)	132,106	737,420
Boeing Co.	3,563	151,428
General Dynamics Corp.	2,308	127,840
Lockheed Martin Corp.	5,290	426,639
MTU Aero Engines Holding AG(1)	1,532	55,936
Northrop Grumman Corp.	6,837	312,314
Raytheon Co.	10,400	462,072
		2,310,588
Aerospace/Defense-Equipment — 0.5%
Cobham PLC(1)	33,401	95,269
Ducommun, Inc.	1,456	27,358
European Aeronautic Defense and Space Co. NV(1)	37,448	606,869
United Technologies Corp.	8,279	430,177
		1,159,673
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	4,345	322,138
Monsanto Co.	3,641	270,672
Syngenta AG(1)	515	119,591
Terra Industries, Inc.	10,470	253,583
The Mosaic Co.	1,470	65,121
		1,031,105
Agricultural Operations — 0.4%
Andersons, Inc.	4,616	138,203
Archer-Daniels-Midland Co.	12,649	338,614
Bunge, Ltd.	4,278	257,750
China Green Holdings, Ltd.(1)	99,000	103,883
		838,450
Airlines — 0.3%
Air Arabia(1)	521,237	133,240
British Airways PLC†(1)	133,175	274,270
easyJet PLC†(1)	13,942	62,133
Hawaiian Holdings, Inc.†	4,064	24,465
Qantas Airways, Ltd.(1)	14,875	23,996
Singapore Airlines, Ltd.(1)	9,000	82,454
		600,558
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	14,821
Apparel Manufacturers — 0.1%
Burberry Group PLC(1)	12,303	85,878
Coach, Inc.	5,600	150,528
Maidenform Brands, Inc.†	2,018	23,147
True Religion Apparel, Inc.†	1,338	29,837
		289,390
Appliances — 0.0%
Whirlpool Corp.	2,100	89,376
Applications Software — 0.9%
Actuate Corp.†	5,124	24,493
Citrix Systems, Inc.†	3,275	104,440
Compuware Corp.†	10,442	71,632
Microsoft Corp.	63,972	1,520,614
NetSuite, Inc.†	2,152	25,415
OpenTV Corp. Class A†	13,064	17,245
Quest Software, Inc.†	4,643	64,723
Red Hat, Inc.†	5,612	112,970
Salesforce.com, Inc.†	2,319	88,516
		2,030,048
Audio/Video Products — 0.2%
Panasonic Corp.(1)	15,400	206,561
Sony Corp.(1)	6,900	178,244
		384,805
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(1)	1,818	68,660
Fiat SpA†(1)	4,296	43,582
Ford Otomotiv Sanayi AS(1)	20,647	80,043
Great Wall Motor Co., Ltd.(1)	84,500	66,881
Honda Motor Co., Ltd.(1)	1,800	49,286
Nissan Motor Co., Ltd.(1)	27,000	163,006
Suzuki Motor Corp.(1)	29,700	664,116
Toyota Motor Corp.(1)	1,200	45,365
		1,180,939
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.(1)	34,000	105,378
Navistar International Corp.†	598	26,073
		131,451
Auto/Truck Parts & Equipment-Original — 0.2%
Aisin Seiki Co., Ltd.(1)	7,400	160,027
Autoliv, Inc.	5,697	163,903
Dana Holding Corp.†	990	1,267
GUD Holdings, Ltd.(1)	1,388	7,165
Spartan Motors, Inc.	2,545	28,835
Tenneco, Inc.†	1,811	19,197
Valeo SA†(1)	7,545	139,230
		519,624
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,419	35,075
Exide Technologies†	3,341	12,462
		47,537
Banks-Commercial — 2.7%
ABSA Group, Ltd.(1)	9,385	134,080
Anglo Irish Bank Corp., Ltd.†(24)	72,610	21,187
Banco Latinoamericano de Exportaciones SA, Class E	5,912	73,486
Banco Santander SA(1)	24,902	300,517
Bank of China, Ltd.(1)	405,000	191,902
Bank of Communications Co., Ltd.(1)	153,000	170,976
Bank of Hawaii Corp.	900	32,247
Bank of the Ozarks, Inc.	1,761	38,090
Bank Rakyat Indonesia(1)	344,500	211,668
BB&T Corp.	2,200	48,356
China Construction Bank Corp.(1)(3)	440,000	339,604
Commonwealth Bank of Australia(1)	1,527	47,745
Danske Bank A/S†(1)	13,915	240,191
DBS Group Holdings, Ltd.(1)	72,500	588,374
Dexia SA†(1)	61,655	467,540
DnB NOR ASA†(1)	4,291	32,854
First Bancorp	1,707	26,766
First BanCorp Puerto Rico	5,223	20,631
Fortis†(1)	88,542	301,876
Industrial & Commercial Bank of China(1)	593,000	412,583
International Bancshares Corp.	2,622	27,033
Julius Baer Holding AG(1)	606	23,628
Kasikornbank PCL(1)	32,800	63,246
KBC Groep NV†(1)	4,059	74,046
Lloyds Banking Group PLC(1)	23,218	26,720
National Bank of Canada	2,365	109,288
National Bank of Greece SA†(1)	1,889	51,755
Nordea Bank AB(1)	73,674	584,556
Oriental Financial Group, Inc.	3,481	33,766

PT Bank Mandiri(1)	229,000	70,608
Royal Bank of Canada	2,161	88,380
Sierra Bancorp	1,645	20,776
Smithtown Bancorp, Inc.	1,749	22,370
State Bank of India GDR(1)	1,933	137,257
Suffolk Bancorp	1,633	41,870
Sumitomo Mitsui Financial Group, Inc.(1)(3)	3,600	145,578
Toronto-Dominion Bank	1,013	52,333
Turkiye Garanti Bankasi AS†(1)	39,517	106,311
Westpac Banking Corp.(1)	22,100	357,984
Wilshire Bancorp, Inc.	2,839	16,324
		5,754,502
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,415	75,957
State Street Corp.	6,653	314,022
The Bank of New York Mellon Corp.	4,900	143,619
		533,598
Banks-Super Regional — 0.6%
PNC Financial Services Group, Inc.	1,900	73,739
US Bancorp	21,775	390,208
Wells Fargo & Co.	32,656	792,235
		1,256,182
Batteries/Battery Systems — 0.2%
Advanced Battery Technologies, Inc.†	11,592	46,600
BYD Co., Ltd., Class H†(1)	10,500	42,469
China BAK Battery, Inc.†	4,800	14,160
Energizer Holdings, Inc.†	2,840	148,361
EnerSys†	1,274	23,174
GS Yuasa Corp.(1)	4,000	35,121
Saft Groupe SA(1)	642	25,504
Ultralife Corp.†	1,563	11,207
Valence Technology, Inc.†	6,000	10,740
		357,336
Beverages-Non-alcoholic — 0.6%
Britvic PLC(1)	12,546	57,658
Coca-Cola Enterprises, Inc.	11,300	188,145
Coca-Cola Femsa SAB de CV, ADR	2,085	83,650
PepsiCo, Inc.	10,000	549,600
The Coca-Cola Co.	9,029	433,302
		1,312,355
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	9,176	116,352
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	13,021	471,393
Heineken Holding NV(1)	4,862	154,683
Lion Nathan, Ltd.(1)	8,136	76,119
		702,195
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	13,450	213,720
Building & Construction Products-Misc. — 0.1%
Broadwind Energy, Inc.†	1,884	21,327
Fletcher Building, Ltd.(1)	19,077	80,762
Geberit AG(1)	513	63,225
		165,314
Building & Construction-Misc. — 0.3%
Abengoa SA(1)	1,335	29,628
Aveng, Ltd.(1)	23,380	106,017
Balfour Beatty PLC(1)	10,377	52,828
Bouygues SA(1)	9,750	366,650
GS Engineering & Construction Corp.(1)	1,178	67,981
Insituform Technologies, Inc., Class A†	1,364	23,147
Layne Christensen Co.†	1,634	33,415
		679,666
Building Products-Cement — 0.1%
Asia Cement China Holdings Corp.(1)	172,000	125,254
Boral, Ltd.(1)	28,486	92,792
Lafarge SA(1)	434	29,467
		247,513
Building Products-Wood — 0.0%
China Grand Forestry Green Resources Group, Ltd.†(1)	98,000	5,227
Building-Heavy Construction — 0.1%
Acciona SA(1)	456	56,054
Granite Construction, Inc.	628	20,900
Grupo Ferrovial SA(1)	1,720	55,351
Impregilo SpA(1)	11,161	38,931
Obrascon Huarte Lain, SA(1)	2,712	53,844
Vinci SA(1)	976	43,803
		268,883
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	13,112	122,728
Desarrolladora Homex SAB de CV ADR†	6,775	188,955
		311,683
Cable TV — 0.0%
LodgeNet Interactive Corp.†	5,389	18,323
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	22,865	331,314
DISH Network Corp., Class A†	6,604	107,051
Jupiter Telecommunications Co.(1)	74	56,103
The DIRECTV Group, Inc.†	21,369	528,028
Time Warner Cable, Inc.	4,489	142,167
		1,164,663
Casino Services — 0.0%
Bally Technologies, Inc.†	927	27,736
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	9,936	384,722
China Mobile, Ltd.(1)	19,100	191,523
China Unicom (Hong Kong), Ltd.(1)	38,000	50,536
NII Holdings, Inc.†	9,324	177,809
Vodafone Group PLC(1)	79,096	152,890
		957,480
Chemicals-Diversified — 0.5%
BASF SE(1)	722	28,798
Celanese Corp., Class A	7,964	189,145
FMC Corp.	5,088	240,662
Innophos Holdings, Inc.	3,339	56,396
Innospec, Inc.	3,361	36,131
Koninklijke DSM NV(1)	3,193	100,043
Nitto Denko Corp.(1)	2,700	81,814
Nufarm, Ltd.(1)	12,313	90,604
The Dow Chemical Co.	17,603	284,112
		1,107,705
Chemicals-Plastics — 0.0%
Spartech Corp.	4,416	40,583
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,523	38,943
Eastman Chemical Co.	2,400	90,960
ICO, Inc.†	1,832	4,983
OM Group, Inc.†	2,999	87,031

WR Grace & Co.†	6,032	74,616
		296,533
Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	1,604	34,326
TTM Technologies, Inc.†	8,218	65,415
		99,741
Coal — 0.2%
Alpha Natural Resources, Inc.†	4,461	117,190
Arch Coal, Inc.	280	4,304
Banpu Public Co., Ltd.(1)	11,513	112,294
China Coal Energy Co.(1)	39,000	47,160
China Shenhua Energy Co., Ltd.(1)	42,000	153,046
CONSOL Energy, Inc.	171	5,807
Felix Resources, Ltd.(1)	502	5,717
Foundation Coal Holdings, Inc.	188	5,285
Massey Energy Co.	210	4,103
Peabody Energy Corp.	207	6,243
Walter Energy, Inc.	1,126	40,806
Yanzhou Coal Mining Co., Ltd.(1)	6,000	8,256
		510,211
Commerce — 0.0%
i2 Technologies, Inc.†	3,650	45,807
Commercial Services — 0.1%
Aggreko PLC(1)	4,688	40,026
Alliance Data Systems Corp.†	4,489	184,902
DynCorp International, Inc., Class A†	2,242	37,643
Wirecard AG(1)	3,089	30,199
		292,770
Commercial Services-Finance — 0.3%
Companhia Brasileira de Meios de Pagamento†(3)	3,100	26,657
Deluxe Corp.	2,785	35,676
Equifax, Inc.	3,500	91,350
Experian PLC(1)	9,340	69,996
Mastercard, Inc., Class A	625	104,569
PRG-Schultz International, Inc.†	2,057	5,554
Visa, Inc., Class A	4,300	267,718
Wright Express Corp.†	808	20,580
		622,100
Computer Aided Design — 0.0%
ANSYS, Inc.†	770	23,993
Parametric Technology Corp.†	2,266	26,490
		50,483
Computer Services — 0.2%
3PAR, Inc.†	3,657	45,347
Accenture, Ltd., Class A	8,013	268,115
Perot Systems Corp., Class A†	1,931	27,671
		341,133
Computers — 1.5%
Apple, Inc.†	8,946	1,274,179
Dell, Inc.†	6,503	89,286
Hewlett-Packard Co.	14,149	546,859
International Business Machines Corp.	10,629	1,109,880
Ju Teng International Holdings, Ltd.(1)	112,000	60,574
Silicon Graphics International Corp.†	8,649	39,267
Wincor Nixdorf AG(1)	477	26,749
Wistron Corp.(1)	79,000	130,379
		3,277,173
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	10,509	82,180
Fujitsu, Ltd.(1)	22,000	119,212
HTC Corp.(1)	5,000	70,307
NCR Corp.†	5,889	69,667
NTT Data Corp.(1)	149	480,481
		821,847
Computers-Memory Devices — 0.6%
EMC Corp.†	51,832	678,999
NetApp, Inc.†	4,188	82,587
Netezza Corp†	4,677	38,913
Seagate Technology†(3)(4)(24)	970	0
Seagate Technology	15,700	164,222
Western Digital Corp.†	10,298	272,897
		1,237,618
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	6,600	104,610
Logitech International SA†(1)	2,935	40,875
Synaptics, Inc.†	1,149	44,409
		189,894
Consulting Services — 0.0%
Serco Group PLC(1)	7,666	53,260
Stantec, Inc.†	1,336	32,150
		85,410
Consumer Products-Misc. — 0.2%
Clorox Co.	1,329	74,198
Kimberly-Clark Corp.	5,600	293,608
Prestige Brands Holdings, Inc.†	5,521	33,954
		401,760
Containers-Metal/Glass — 0.2%
Ball Corp.	2,712	122,474
Bway Holding Co.†	1,258	22,053
Crown Holdings, Inc.†	6,000	144,840
Greif, Inc., Class A	252	11,143
Owens-Illinois, Inc.†	5,000	140,050
Rexam PLC(1)	33	155
Silgan Holdings, Inc.	618	30,301
		471,016
Containers-Paper/Plastic — 0.1%
AEP Industries, Inc.†	655	17,286
Amcor, Ltd.(1)	41,129	165,134
Packaging Corp. of America	4,439	71,912
Sonoco Products Co.	511	12,238
		266,570
Cosmetics & Toiletries — 0.9%
Amorepacific Corp.(1)	242	129,745
Colgate-Palmolive Co.	3,784	267,680
Kao Corp.(1)	19,000	414,073
The Procter & Gamble Co.	20,404	1,042,644
		1,854,142
Data Processing/Management — 0.1%
Acxiom Corp.	4,721	41,686
CSG Systems International, Inc.†	4,899	64,863
		106,549
Decision Support Software — 0.0%
SPSS, Inc.†	1,518	50,656
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,692	201,662
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	2,448	35,398

Core-Mark Holding Co., Inc.†	980	25,539
Jardine Cycle & Carriage, Ltd.(1)	5,000	66,183
MWI Veterinary Supply, Inc.†	974	33,954
School Specialty, Inc.†	1,354	27,364
Tech Data Corp.†	1,102	36,046
WESCO International, Inc.†	2,520	63,101
		287,585
Diversified Banking Institutions — 2.6%
Bank of America Corp.	47,114	621,905
Barclays PLC(1)	149,166	694,775
BNP Paribas(1)	10,348	671,521
Credit Suisse Group AG(1)	882	40,263
Deutsche Bank AG(1)	1,486	90,427
HSBC Holdings PLC(1)	15,542	129,024
JPMorgan Chase & Co.	31,189	1,063,857
Morgan Stanley	10,964	312,584
Societe Generale(1)	1,997	108,955
The Goldman Sachs Group, Inc.	7,404	1,091,646
UniCredit SpA†(1)	315,723	808,871
		5,633,828
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.(1)	6,080	129,700
Irish Life & Permanent PLC(1)	6,261	32,180
Yuanta Financial Holding Co., Ltd.†(1)	78,000	52,186
		214,066
Diversified Manufacturing Operations — 0.8%
3M Co.	5,430	326,343
Acuity Brands, Inc.	1,436	40,280
Ameron International Corp.	431	28,894
Danaher Corp.	604	37,291
EnPro Industries, Inc.†	1,156	20,820
General Electric Co.	77,485	908,124
ITT Corp.	710	31,595
Koppers Holdings, Inc.	2,374	62,602
LSB Industries, Inc.†	3,654	59,085
Parker Hannifin Corp.	1,089	46,784
Pentair, Inc.	1,463	37,482
SPX Corp.	1,900	93,043
The Brink’s Co.	2,347	68,133
		1,760,476
Diversified Minerals — 0.3%
BHP Billiton PLC(1)	3,334	75,309
BHP Billiton, Ltd.(1)	8,125	222,685
Teck Resources, Ltd.†	2,200	35,086
Vale SA ADR	9,735	171,628
Xstrata PLC(1)	10,314	113,752
		618,460
Diversified Operations — 0.4%
Compagnie Nationale a Portefeuille(1)	931	45,009
Guangdong Investment, Ltd.(1)	286,000	132,718
Hutchison Whampoa, Ltd.(1)	17,000	110,512
LG Corp.(1)	3,152	149,915
Swire Pacific, Ltd., Class A(1)	36,000	358,543
Wharf Holdings, Ltd.(1)	12,000	50,808
		847,505
Drug Delivery Systems — 0.1%
Alkermes, Inc.†	2,489	26,931
Depomed, Inc.†	10,211	33,186
Noven Pharmaceuticals, Inc.†	2,791	39,911
		100,028
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	436	36,476
E-Commerce/Services — 0.1%
eBay, Inc.†	8,481	145,280
Internet Brands Inc., Class A†	5,010	35,070
		180,350
E-Marketing/Info — 0.0%
ValueClick, Inc.†	3,593	37,798
Educational Software — 0.0%
Blackboard, Inc.†	761	21,962
Electric Products-Misc. — 0.5%
Emerson Electric Co.	7,355	238,302
GrafTech International, Ltd.†	2,346	26,533
Hitachi, Ltd.(1)	178,000	551,307
LG Electronics, Inc.(1)	666	60,846
Mitsubishi Electric Corp.(1)	27,000	169,888
		1,046,876
Electric-Generation — 0.2%
CEZ AS(1)	826	37,512
Huaneng Power International, Inc.(1)	150,000	105,032
The AES Corp.†	19,303	224,108
		366,652
Electric-Integrated — 2.0%
A2A SpA(1)	100,792	184,338
Alliant Energy Corp.	4,371	114,214
BKW FMB Energie AG(1)	266	19,655
Chubu Electric Power Co., Inc.(1)	7,200	166,435
CMS Energy Corp.	7,700	93,016
DPL, Inc.	1,417	32,832
E.ON AG(1)	2,010	71,344
Edison International	12,309	387,241
El Paso Electric Co.†	1,843	25,728
Electricite de France(1)	1,091	53,201
Enel SpA(1)	26,744	130,288
Energias de Portugal SA(1)	84,920	333,196
Enersis SA ADR	8,381	154,797
Entergy Corp.	495	38,372
Exelon Corp.	4,019	205,813
FirstEnergy Corp.	1,805	69,944
FPL Group, Inc.	3,976	226,075
GDF Suez(1)	1,803	67,356
Hera SpA(1)	34,231	83,483
Hokkaido Electric Power Co., Inc.(1)	1,400	26,214
Hokuriku Electric Power Co.(1)	1,200	27,431
International Power PLC(1)	15,641	61,408
Kyushu Electric Power Co., Inc.(1)	1,800	38,741
NV Energy, Inc.	10,000	107,900
OGE Energy Corp.	3,015	85,385
PG&E Corp.	5,582	214,572
Pike Electric Corp.†	5,741	69,179
PPL Corp.	6,900	227,424
Public Power Corp. SA†(1)	12,548	258,255
Public Service Enterprise Group, Inc.	1,516	49,467
RWE AG(1)	512	40,420
Shikoku Electric Power Co., Inc.(1)	1,100	32,838
The Kansai Electric Power Co., Inc.(1)	1,900	41,929
Tokyo Electric Power Co., Inc.(1)	21,900	562,918
TransAlta Corp.	329	6,310

Unitil Corp.	1,375	28,353
		4,336,072
Electric-Transmission — 0.3%
National Grid PLC(1)	45,347	408,987
Terna Rete Elettrica Nazionale SpA(1)	64,700	215,790
		624,777
Electronic Components-Misc. — 0.4%
HON HAI Precision Industry Co., Ltd.(1)	70,700	217,628
LG Display Co., Ltd.(1)	1,520	37,921
NEC Corp.†(1)	130,000	507,550
Nippon Electric Glass Co., Ltd.(1)	2,000	22,294
OSI Systems, Inc.†	2,025	42,221
Venture Corp., Ltd.(1)	7,000	33,595
		861,209
Electronic Components-Semiconductors — 1.1%
Amkor Technology, Inc.†	5,633	26,644
Hynix Semiconductor, Inc.†(1)	980	10,441
Intel Corp.	67,204	1,112,226
IXYS Corp.	5,132	51,936
MEMC Electronic Materials, Inc.†	908	16,172
Micron Technology, Inc.†	10,557	53,418
National Semiconductor Corp.	20,449	256,635
NVIDIA Corp.†	6,049	68,293
Renesola, Ltd. ADR†	1,300	7,319
Rohm Co., Ltd.(1)	400	29,053
Samsung Electronics Co., Ltd.(1)	835	386,708
Solarworld AG(1)	462	10,910
Texas Instruments, Inc.	15,679	333,963
Xilinx, Inc.	3,681	75,313
		2,439,031
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	2,600	75,036
Electronic Design Automation — 0.0%
Synopsys, Inc.†	1,459	28,465
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	64,750
Electronic Measurement Instruments — 0.0%
Badger Meter, Inc.	720	29,520
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	5,642	118,651
Energy-Alternate Sources — 0.3%
Areva SA(1)	34	19,861
Aventine Renewable Energy Holdings, Inc.†	5,968	985
Ballard Power System, Inc.†	7,954	14,317
Canadian Solar, Inc.†	800	9,696
China Sunergy Co., Ltd. ADR†	1,373	5,931
Covanta Holding Corp.†	2,667	45,232
EDF Energies Nouvelles SA(1)	714	35,467
EDP Renovaveis SA†(1)	3,297	33,820
Evergreen Energy, Inc.†	15,112	14,810
Fersa Energias Renovables SA(1)	5,986	18,059
First Solar, Inc.†	1,269	205,730
FuelCell Energy, Inc.†	6,847	28,621
GT Solar International, Inc.†	5,148	27,387
Gushan Environmental Energy, Ltd. ADR	5,303	11,242
Headwaters, Inc.†	2,567	8,625
Iberdrola Renovables SA(1)	8,596	39,340
JA Solar Holdings Co., Ltd. ADR†	9,147	42,991
LDK Solar Co., Ltd. ADR†	907	10,231
Nordex AG†(1)	1,222	19,216
Q-Cells SE†(1)	485	9,915
Renewable Energy Corp. AS†(1)	1,336	10,446
Solar Millennium AG†(1)	319	10,498
Solarfun Power Holdings Co., Ltd. ADR†	1,481	9,597
Solaria Energia y Medio Ambiente SA†(1)	1,708	4,835
Theolia SA†(1)	1,980	8,674
Trina Solar, Ltd. ADR†	454	11,636
VeraSun Energy Corp.†	5,181	84
Yingli Green Energy Holding Co., Ltd. ADR†	932	12,629
		669,875
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,803	57,696
EMCOR Group, Inc.†	3,665	73,740
Fluor Corp.	3,185	163,359
Foster Wheeler AG†	8,314	197,457
Jacobs Engineering Group, Inc.†	2,700	113,643
SembCorp Industries, Ltd.(1)	88,000	182,947
		788,842
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,329	187,634
Enterprise Software/Service — 0.4%
Autonomy Corp. PLC†(1)	1,680	39,807
BMC Software, Inc.†	4,661	157,495
Concur Technologies, Inc.†	2,198	68,314
MedAssets, Inc.†	1,819	35,380
Omnicell, Inc.†	2,607	28,025
Oracle Corp.	25,950	555,849
		884,870
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	4,143	39,234
THQ, Inc.†	6,016	43,075
UBISOFT Entertainment†(1)	1,689	41,290
		123,599
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,332	66,812
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	6,124
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	15,617
Pall Corp.	793	21,062
		36,679
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A†	2,790	37,916
World Acceptance Corp.†	2,163	43,065
		80,981
Finance-Credit Card — 0.0%
Credit Saison Co., Ltd.(1)	1,300	16,415
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	46,652	59,715
Evercore Partners, Inc., Class A	2,401	47,156
Interactive Brokers Group, Inc., Class A†	1,731	26,882
Investment Technology Group, Inc.†	7,718	157,370
Knight Capital Group, Inc., Class A†	3,294	56,163
Macquarie Group, Ltd.(1)	1,481	46,517
Nomura Holdings, Inc.(1)	9,900	82,943
optionsXpress Holdings, Inc.	1,424	22,115

Penson Worldwide, Inc.†	5,559	49,753
SWS Group, Inc.	4,967	69,389
TD Ameritrade Holding Corp.†	8,600	150,844
The Charles Schwab Corp.	7,600	133,304
TradeStation Group, Inc.†	8,951	75,725
		977,876
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	500	16,168
ORIX Corp.(1)	1,590	93,771
		109,939
Finance-Other Services — 0.0%
Deutsche Boerse AG(1)	1,101	85,574
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	4,301	53,246
Fisheries — 0.3%
Austevoll Seafood ASA†(1)	4,133	19,315
Cermaq ASA†(1)	2,954	23,661
HQ Sustainable Maritime Industries, Inc.†	1,178	10,779
Leroy Seafood Group ASA(1)	746	11,614
Marine Harvest†(1)	82,220	55,438
Nireus Aquaculture SA†(1)	10,219	11,634
Pescanova SA(1)	466	15,371
Toyo Suisan Kaisha, Ltd.(1)	21,000	433,417
		581,229
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.(1)	16,000	180,479
Food-Catering — 0.0%
Compass Group PLC(1)	10,530	59,336
Food-Dairy Products — 0.1%
Dean Foods Co.†	9,685	185,855
Food-Misc. — 0.6%
American Italian Pasta Co., Class A†	1,193	34,764
Cal-Maine Foods, Inc.	1,092	27,256
Campbell Soup Co.	5,400	158,868
General Mills, Inc.	1,700	95,234
Kellogg Co.	2,300	107,111
Kerry Group PLC Class A(1)	5,605	127,159
Kraft Foods, Inc., Class A	9,785	247,952
Nestle SA(1)	12,162	459,008
Nutreco Holding NV(1)	193	7,532
Overhill Farms, Inc.†	3,855	20,316
Sara Lee Corp.	9,800	95,648
SunOpta, Inc.†	4,600	10,994
		1,391,842
Food-Retail — 0.8%
Colruyt SA(1)	144	32,862
Koninklijke Ahold NV(1)	43,295	497,501
Metro, Inc., Class A	881	28,797
Safeway, Inc.	8,054	164,060
The Kroger Co.	16,167	356,483
Woolworths, Ltd.(1)	31,117	657,981
		1,737,684
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.†	1,608	26,146
Nash Finch Co.	1,133	30,659
Olam International, Ltd.(1)	42,000	70,226
Spartan Stores, Inc.	3,247	40,295
		167,326
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	932	65,492
Steven Madden, Ltd.†	1,540	39,193
		104,685
Forestry — 0.1%
Canfor Corp.†	1,411	6,066
Deltic Timber Corp.	190	6,739
Gunns Ltd.(1)	8,725	7,513
Plum Creek Timber Co., Inc.	2,479	73,825
Sino-Forest Corp.†	995	10,607
Sumitomo Forestry Co., Ltd.(1)	1,300	10,950
TimberWest Forest Corp.(20)	1,642	4,786
West Fraser Timber Co., Ltd.	340	6,852
Weyerhaeuser Co.	537	16,341
		143,679
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	8,915	236,765
Garden Products — 0.1%
Toro Co.	3,853	115,205
Gas-Distribution — 0.2%
Centrica PLC(1)	31,894	117,201
Energen Corp.	2,702	107,810
Sempra Energy	4,229	209,885
Toho Gas Co., Ltd.(1)	2,000	8,125
Tokyo Gas Co., Ltd.(1)	25,000	89,376
		532,397
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	444	23,301
AngloGold Ashanti, Ltd.(1)	1,459	53,504
AngloGold Ashanti, Ltd. ADR	488	17,876
Aurizon Mines, Ltd.†	14,415	51,173
Barrick Gold Corp. (New York)	992	33,282
Crystallex International Corp.†	11,800	2,596
Great Basin Gold, Ltd.†	5,151	7,057
Newmont Mining Corp.	838	34,249
Royal Gold, Inc.	360	15,012
Seabridge Gold, Inc.†	683	17,717
Yamana Gold, Inc.	2,512	22,206
		277,973
Hazardous Waste Disposal — 0.0%
EnergySolutions	1,386	12,751
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	8,300	86,403
Home Furnishings — 0.1%
Steinhoff International Holdings, Ltd.(1)	157,107	273,849
Tempur-Pedic International, Inc.	2,882	37,668
		311,517
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,284	62,239
Hotel/Motels — 0.0%
Wyndham Worldwide Corp.	6,900	83,628
Human Resources — 0.1%
Emergency Medical Services Corp., Class A†	742	27,320
Manpower, Inc.	2,293	97,086
Michael Page International PLC(1)	9,001	35,504

Spherion Corp.†	5,180	21,342
		181,252
Import/Export — 0.1%
Marubeni Corp.(1)	23,000	101,612
Mitsubishi Corp.(1)	4,300	78,970
Mitsui & Co., Ltd.(1)	3,800	44,766
		225,348
Independent Power Producers — 0.2%
Mirant Corp.†	17,726	279,007
NRG Energy, Inc.†	4,600	119,416
Ormat Technologies, Inc.	281	11,327
		409,750
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,476	129,585
Industrial Gases — 0.0%
Linde AG(1)	512	42,094
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,296	27,916
Instruments-Scientific — 0.2%
Dionex Corp.†	503	30,698
FEI Co.†	12,486	285,930
Roth & Rau AG†(1)	257	8,389
		325,017
Insurance-Life/Health — 0.3%
Aflac, Inc.	3,700	115,033
American Equity Investment Life Holding Co.	6,989	38,999
Conseco, Inc.†	14,053	33,306
Manulife Financial Corp.	2,400	41,659
Old Mutual PLC(1)	190,936	254,252
Principal Financial Group, Inc.	6,200	116,808
Prudential Financial, Inc.	2,000	74,440
		674,497
Insurance-Multi-line — 0.9%
ACE, Ltd.	1,653	73,112
Allianz SE(1)	1,014	93,766
American Financial Group, Inc.	13,341	287,899
Assicurazioni Generali SpA(1)	32,308	674,289
AXA SA(1)	7,874	148,860
Fondiaria-Sai SpA(1)	7,341	119,185
ING Groep NV(1)	13,886	139,764
Loews Corp.	2,789	76,419
MetLife, Inc.	4,300	129,043
Zurich Financial Services AG(1)	799	141,431
		1,883,768
Insurance-Property/Casualty — 0.6%
American Safety Insurance Holdings, Ltd.†	1,414	19,245
AMERISAFE, Inc.†	3,488	54,273
Amtrust Financial Services, Inc.	2,724	31,054
Arch Capital Group, Ltd.†	3,156	184,878
Chubb Corp.	8,528	340,097
Hallmark Financial Services, Inc.†	3,541	25,318
Insurance Australia Group, Ltd.(1)	22,570	63,297
Meadowbrook Insurance Group, Inc.	2,544	16,612
QBE Insurance Group, Ltd.(1)	1,344	21,445
RSA Insurance Group PLC(1)	20,717	41,108
SeaBright Insurance Holdings, Inc.†	4,252	43,073
The Travelers Cos., Inc.	5,124	210,289
Universal Insurance Holdings, Inc.	4,641	23,298
W.R. Berkley Corp.	9,640	206,971
		1,280,958
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,643	36,705
Maiden Holdings, Ltd.	5,190	34,046
Muenchener Rueckversicherungs AG(1)	294	39,762
Platinum Underwriters Holdings, Ltd.	915	26,160
Validus Holdings, Ltd.	1,055	23,189
		159,862
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	2,679	76,619
Internet Content-Information/News — 0.0%
HLTH Corp.†	3,168	41,501
WebMD Health Corp., Class A†	1,432	42,845
		84,346
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	4,467	85,677
F5 Networks, Inc.†	7,055	244,033
TIBCO Software, Inc.†	9,818	70,395
		400,105
Internet Security — 0.2%
Symantec Corp.†	25,420	395,535
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,362	30,727
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	832	26,957
Investment Companies — 0.1%
Infigen Energy(1)(20)	22,874	21,122
Eurazeo(1)	2,452	102,206
Harris & Harris Group, Inc.†	11,766	68,596
MCG Capital Corp.†	10,122	24,596
NGP Capital Resources Co.	3,114	18,279
		234,799
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	5,200	126,204
BlackRock, Inc.	1,400	245,588
Calamos Asset Management, Inc., Class A	4,152	58,585
		430,377
Leisure Products — 0.0%
Fields Corp.(1)	48	65,009
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	191	5,455
Caterpillar, Inc.	3,098	102,358
China National Materials Co., Ltd.(1)	132,000	108,323
Joy Global, Inc.	8,782	313,693
Terex Corp.†	12,200	147,254
		677,083
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	574	14,878
Machinery-Farming — 0.1%
AGCO Corp.†	7,935	230,670
Deere & Co.	1,498	59,845
Lindsay Corp.	517	17,113
		307,628
Machinery-General Industrial — 0.3%
Alstom SA(1)	940	55,635

Altra Holdings, Inc.†	5,429	40,663
Applied Industrial Technologies, Inc.	2,278	44,877
Chart Industries, Inc.†	5,516	100,281
Doosan Heavy Industries and Construction Co., Ltd.(1)	833	39,790
Gardner Denver, Inc.†	2,073	52,177
GLV, Inc., Class A†	1,795	11,111
Organo Corp.(1)	1,000	8,187
Roper Industries, Inc.	820	37,154
Spirax-Sarco Engineering PLC(1)	1,921	26,741
The Manitowoc Co., Inc.	13,735	72,246
Wabtec Corp.	2,791	89,787
		578,649
Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.†	2,447	30,954
Fuji Machine Manufacturing Co., Ltd.(1)	2,100	25,360
Tanfield Group PLC†(1)	5,559	5,955
		62,269
Machinery-Pumps — 0.1%
Ebara Corp.†(1)	13,000	44,583
Flowserve Corp.	2,423	169,150
The Gorman-Rupp Co.	928	18,718
		232,451
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	4,622	12,942
Medical Information Systems — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.	3,043	48,262
athenahealth, Inc.†	3,200	118,432
Cerner Corp.†	815	50,767
Computer Programs & Systems, Inc.	859	32,908
Eclipsys Corp.†	2,872	51,064
Quality Systems, Inc.	2,700	153,792
		455,225
Medical Instruments — 0.2%
Medtronic, Inc.	6,233	217,469
St. Jude Medical, Inc.†	5,700	234,270
Techne Corp.	548	34,968
		486,707
Medical Products — 1.0%
American Medical Systems Holdings, Inc.†	1,656	26,165
Baxter International, Inc.	4,392	232,600
Becton, Dickinson & Co.	7,329	522,631
Cantel Medical Corp.†	3,386	54,955
Greatbatch, Inc.†	906	20,485
Johnson & Johnson	19,387	1,101,182
Luminex Corp.†	1,708	31,666
Terumo Corp.(1)	1,600	70,432
Varian Medical Systems, Inc.†	5,320	186,945
		2,247,061
Medical Sterilization Products — 0.0%
STERIS Corp.	2,124	55,394
Medical-Biomedical/Gene — 0.7%
Alnylam Pharmaceuticals, Inc.†	1,223	27,236
American Oriental Bioengineering, Inc.†	9,809	51,890
Amgen, Inc.†	12,430	658,044
Biogen Idec, Inc.†	2,800	126,420
Cubist Pharmaceuticals, Inc.†	2,197	40,271
Emergent Biosolutions, Inc.†	1,820	26,081
Enzon Pharmaceuticals, Inc.†	4,214	33,164
Genzyme Corp.†	4,600	256,082
Gilead Sciences, Inc.†	3,500	163,940
Martek Biosciences Corp.	2,401	50,781
Maxygen, Inc.†	8,593	57,745
Millipore Corp.†	399	28,014
Myriad Genetics, Inc.†	1,806	64,384
OSI Pharmaceuticals, Inc.†	1,112	31,392
Sequenom, Inc.†	2,920	11,417
		1,626,861
Medical-Drugs — 3.3%
Abbott Laboratories	4,700	221,088
Astellas Pharma, Inc.(1)	8,800	310,852
AstraZeneca PLC(1)	20,722	912,543
Bristol-Myers Squibb Co.	25,622	520,383
Cephalon, Inc.†	3,146	178,221
Eli Lilly & Co.	13,225	458,114
Endo Pharmaceuticals Holdings, Inc.†	3,043	54,531
Forest Laboratories, Inc.†	9,046	227,145
GlaxoSmithKline PLC(1)	28,267	497,769
Hi-Tech Pharmacal Co., Inc.†	3,354	29,851
King Pharmaceuticals, Inc.†	2,229	21,465
Medicis Pharmaceutical Corp., Class A	1,902	31,041
Merck & Co., Inc.	19,420	542,983
Novartis AG(1)	13,838	562,217
Ono Pharmaceutical Co., Ltd.(1)	900	39,818
Pfizer, Inc.	65,523	982,845
Roche Holding AG(1)	2,583	351,414
Sanofi-Aventis(1)	8,466	497,895
Santarus, Inc.†	13,400	37,788
Schering-Plough Corp.	11,457	287,800
Sepracor, Inc.†	4,420	76,554
Taisho Pharmaceutical Co., Ltd.(1)	9,000	170,335
Takeda Pharmaceutical Co., Ltd.(1)	4,300	167,083
UCB SA(1)	1,903	61,003
Valeant Pharmaceuticals International†	1,259	32,381
		7,273,119
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	19,739	257,594
Par Pharmaceutical Cos., Inc.†	2,618	39,663
Perrigo Co.	1,022	28,391
Teva Pharmaceutical Industries, Ltd. ADR	3,126	154,237
		479,885
Medical-HMO — 0.4%
Aetna, Inc.	6,705	167,960
Centene Corp.†	2,099	41,938
Coventry Health Care, Inc.†	10,440	195,333
Humana, Inc.†	4,600	148,396
Magellan Health Services, Inc.†	943	30,949
UnitedHealth Group, Inc.	7,200	179,856
WellCare Health Plans, Inc.†	1,672	30,915
WellPoint, Inc.†	3,035	154,451
		949,798
Medical-Hospitals — 0.0%
Health Management Associates, Inc., Class A†	12,379	61,153
LifePoint Hospitals, Inc.†	893	23,441
		84,594
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	21,243
Kindred Healthcare, Inc.†	3,108	38,446

Skilled Healthcare Group, Inc. Class A†	751	5,632
Sun Healthcare Group, Inc.†	4,212	35,549
The Ensign Group Inc.	398	5,664
		106,534
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,712	56,530
Amsurg Corp.†	1,160	24,871
Gentiva Health Services, Inc.†	1,642	27,027
LHC Group, Inc.†	1,447	32,138
		140,566
Medical-Wholesale Drug Distribution — 0.1%
Alapis Holding Industrial and Commercial SA(1)	39,783	55,851
McKesson Corp.	4,633	203,852
Suzuken Co., Ltd.(1)	1,500	43,373
		303,076
Metal Processors & Fabrication — 0.1%
Ampco-Pittsburgh Corp.	1,779	41,717
Mueller Industries, Inc.	2,364	49,171
Timken Co.	1,983	33,870
		124,758
Metal-Aluminum — 0.0%
Century Aluminum Co.†	3,313	20,640
Metal-Copper — 0.3%
Antofagasta PLC(1)	44,811	435,145
Kazakhmys PLC(1)	3,704	38,610
New Gold, Inc.†	4,105	10,870
Southern Copper Corp.	11,300	230,972
		715,597
Metal-Diversified — 0.1%
Hecla Mining Co.†	9,309	24,948
Mining & Metallurgical Co. Norilsk Nickel ADR†	13,593	125,056
Mitsui Mining & Smelting Co., Ltd.†(1)	58,000	149,182
		299,186
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	6,675	163,337
Mining — 0.2%
Cia de Minas Buenaventura SA ADR	5,464	131,300
Eldorado Gold Corp.†	1,826	16,343
Gold Fields, Ltd. ADR	678	8,170
Goldcorp, Inc.	1,081	37,565
Golden Star Resources, Ltd.†	4,415	9,051
Harmony Gold Mining Co. Ltd., ADR†	838	8,648
IAMGOLD Corp.	1,811	18,327
Kinross Gold Corp.	1,429	25,936
Northgate Minerals Corp.†	5,504	11,779
Randgold Resources, Ltd. ADR	456	29,261
Silver Wheaton Corp.†	5,231	43,103
Zhaojin Mining Industry Co., Ltd., Class H(1)	14,500	23,472
		362,955
Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	2,305	28,859
Multimedia — 0.5%
The Walt Disney Co.	9,545	222,685
Time Warner, Inc.	17,886	450,548
Vivendi(1)	12,675	303,621
WPP PLC(1)	7,909	52,603
		1,029,457
Networking Products — 0.6%
3Com Corp.†	13,407	63,147
Acme Packet, Inc.†	9,387	94,996
Black Box Corp.	1,407	47,092
Cisco Systems, Inc.†	57,326	1,068,557
Juniper Networks, Inc.†	3,838	90,577
Starent Networks Corp.†	1,243	30,342
		1,394,711
Non-Ferrous Metals — 0.1%
Cameco Corp.	2,687	68,892
Denison Mines Corp.†	3,000	4,978
Energy Resources of Australia, Ltd.(1)	580	10,885
Horsehead Holding Corp†	5,739	42,755
Korea Zinc Co., Ltd.(1)	75	8,106
Paladin Energy, Ltd.†(1)	3,488	13,734
Thompson Creek Metals Co., Inc.†	6,719	68,668
Uex Corp.†	4,300	4,769
Uranium One, Inc.†	3,091	7,095
USEC, Inc.†	1,490	7,927
		237,809
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	10,400	338,488
Pitney Bowes, Inc.	6,932	152,019
		490,507
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	2,212	33,932
Steelcase, Inc., Class A	11,000	64,020
		97,952
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	1,900	157,795
ENSCO International, Inc.	5,420	188,995
Noble Corp.	4,051	122,543
Parker Drilling Co.†	6,887	29,890
Patterson-UTI Energy, Inc.	6,685	85,969
Rowan Cos., Inc.	6,497	125,522
Unit Corp.†	1,338	36,889
		747,603
Oil Companies-Exploration & Production — 0.7%
Apache Corp.	2,700	194,805
Bronco Energy, Ltd.†	1,487	1,266
Canadian Oil Sands Trust	763	18,230
CNOOC, Ltd.(1)	108,000	132,984
Connacher Oil and Gas, Ltd.†	4,742	3,751
Contango Oil & Gas Co.†	774	32,887
Devon Energy Corp.	1,117	60,877
Gazprom OAO(1)	21,096	109,972
KazMunaiGas Exploration Production GDR	6,636	126,084
McMoRan Exploration Co.†	1,981	11,807
Nexen, Inc.	4,087	88,792
Occidental Petroleum Corp.	7,789	512,594
Oilsands Quest, Inc.†	4,066	3,903
OPTI Canada, Inc.†	1,640	2,749
Petroleum Development Corp.†	3,402	53,377
Rosetta Resources, Inc.†	3,125	27,344
Swift Energy Co.†	1,442	24,009
UTS Energy Corp.†	5,785	7,808
Vaalco Energy, Inc.	5,265	22,271
		1,435,510
Oil Companies-Integrated — 4.3%
BG Group PLC(1)	10,824	181,864
BP PLC(1)	67,944	537,651

Chevron Corp.	19,443	1,288,099
ConocoPhillips	14,640	615,758
ENI SpA(1)	38,068	903,081
Exxon Mobil Corp.	37,393	2,614,144
Hess Corp.	1,967	105,726
Husky Energy, Inc.	376	10,516
LUKOIL(1)	3,699	170,967
Marathon Oil Corp.	15,215	458,428
Petroleo Brasileiro SA ADR	5,938	243,339
Repsol YPF SA(1)	6,341	142,195
Rosneft Oil Co. GDR†	12,905	70,332
Royal Dutch Shell PLC, Class A(1)	8,007	200,529
Royal Dutch Shell PLC, Class B(1)	24,495	618,410
Sasol, Ltd.(1)	5,747	201,955
Sasol, Ltd. ADR	587	20,439
StatoilHydro ASA(1)	37,018	731,251
Suncor Energy, Inc.	817	24,788
Total SA(1)	4,587	248,442
		9,387,914
Oil Field Machinery & Equipment — 0.2%
Bolt Technology Corp.†	2,066	23,222
Cameron International Corp.†	5,000	141,500
Dresser-Rand Group, Inc.†	13,247	345,747
		510,469
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.†	2,877	21,088
Nippon Mining Holdings, Inc.(1)	5,500	28,386
Sunoco, Inc.	11,769	273,041
Tesoro Corp.	18,282	232,730
Valero Energy Corp.	7,570	127,857
		683,102
Oil-Field Services — 0.4%
Basic Energy Services, Inc.†	3,329	22,737
Boots & Coots, Inc.†	27,248	37,875
Halliburton Co.	18,190	376,533
Key Energy Services, Inc.†	5,288	30,459
Matrix Service Co.†	2,558	29,366
Oil States International, Inc.†	993	24,040
Schlumberger, Ltd.	3,900	211,029
Weatherford International, Ltd.†	548	10,719
Willbros Group, Inc.†	2,218	27,747
		770,505
Paper & Related Products — 0.1%
Boise, Inc.†	15,728	27,052
Clearwater Paper Corp.†	158	3,996
Glatfelter	4,021	35,787
Grupo Empresarial Ence, SA†(1)	1,895	5,052
Hokuetsu Paper Mills, Ltd.(1)	1,500	7,396
Holmen AB(1)	376	8,214
International Paper Co.	1,171	17,717
MeadWestvaco Corp.	5,353	87,843
OJI Paper Co., Ltd.(1)	10,000	42,920
Portucel Empresa Produtora de Pasta e Papel SA(1)	4,062	9,959
Potlatch Corp.	333	8,089
Sappi, Ltd. ADR	1,649	4,930
Stora Enso Oyj, Class R†(1)	1,951	10,296
Svenska Cellulosa AB, Class B(1)	1,229	12,933
UPM-Kymmene Oyj(1)	1,182	10,302
Wausau Paper Corp.	865	5,813
		298,299
Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,038	277,613
Omnicare, Inc.	5,300	136,528
SXC Health Solutions Corp.†	1,006	25,661
		439,802
Platinum — 0.1%
Anglo Platinum, Ltd.(1)	2,537	179,887
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	22,475
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	18,389
China High Speed Transmission Equipment Group Co., Ltd.(1)	14,000	27,969
Conergy AG†(1)	7,104	6,201
Energy Conversion Devices, Inc.†	492	6,962
Evergreen Solar, Inc.†	2,900	6,293
Gamesa Corp. Tecnologica SA(1)	1,822	34,590
Solon SE†(1)	307	3,855
SunPower Corp., Class A†	496	13,213
Suntech Power Holdings Co., Ltd. ADR†	598	10,680
Vestas Wind Systems A/S†(1)	627	45,074
		173,226
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	1,868	22,976
Gammon Gold, Inc.†	1,448	9,658
Minefinders Corp.†	1,430	9,853
Umicore(1)	1,920	43,732
		86,219
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,393	24,266
Protection/Safety — 0.0%
Landauer, Inc.	200	12,268
Public Thoroughfares — 0.0%
Macquarie Infrastructure Group(1)	23,197	26,641
Publishing-Books — 0.0%
Reed Elsevier PLC(1)	9,175	68,411
Real Estate Investment Trusts — 0.7%
Agree Realty Corp.	1,570	28,778
American Campus Communities, Inc.	4,655	103,248
Anworth Mortgage Asset Corp.	4,185	30,174
Ashford Hospitality Trust, Inc.	7,341	20,628
CBL & Associates Properties, Inc.	4,032	21,733
CFS Retail Property Trust(1)	101,160	133,743
Digital Realty Trust, Inc.	1,800	64,530
Entertainment Properties Trust	1,373	28,284
HCP, Inc.	8,100	171,639
HRPT Properties Trust	6,244	25,351
Lexington Realty Trust	4,498	15,293
LTC Properties, Inc.	2,232	45,644
Mack-Cali Realty Corp.	6,000	136,800
Macquarie Office Trust(1)	217,422	36,507
National Health Investors, Inc.	2,350	62,769
Nationwide Health Properties, Inc.	2,812	72,381

NorthStar Realty Finance Corp.	5,333	15,092
Omega Healthcare Investors, Inc.	1,676	26,012
ProLogis	8,600	69,316
PS Business Parks, Inc.	1,071	51,879
Public Storage	2,200	144,056
Ramco-Gershenson Properties Trust	2,142	21,442
Rayonier, Inc.	344	12,504
Saul Centers, Inc.	809	23,922
SL Green Realty Corp.	2,327	53,381
Sunstone Hotel Investors, Inc.	3,166	16,938
Universal Health Realty Income Trust	521	16,422
Urstadt Biddle Properties, Inc., Class A	1,662	23,401
Westfield Group(1)	6,053	55,133
		1,527,000
Real Estate Operations & Development — 0.1%
Agile Property Holdings, Ltd.(1)	42,000	60,078
Hang Lung Group, Ltd.(1)	17,000	80,351
Leopalace21 Corp.(1)	3,500	31,095
Shimao Property Holdings, Ltd.(1)	32,000	61,608
Urbi, Desarrollos Urbanos, SA de CV†	33,000	50,120
Wheelock & Co., Ltd.(1)	8,000	20,503
		303,755
Recycling — 0.0%
China Metal Recycling Holdings, Ltd.†(3)	65,400	55,273
Rental Auto/Equipment — 0.0%
Dollar Thrifty Automotive Group, Inc.†	3,781	52,745
Rent-A-Center, Inc.†	1,386	24,712
		77,457
Research & Development — 0.0%
Silex Systems, Ltd.†(1)	1,577	7,588
Retail-Apparel/Shoe — 0.6%
361 Degrees International, Ltd.†(3)	51,000	25,599
Aeropostale, Inc.†	787	26,970
Dress Barn, Inc.†	4,695	67,138
Foot Locker, Inc.	12,998	136,089
Genesco, Inc.†	3,738	70,162
Gymboree Corp.†	1,800	63,864
Jos. A. Bank Clothiers, Inc.†	999	34,426
Next PLC(1)	13,520	327,640
Phillips-Van Heusen Corp.	2,862	82,111
Point Inc.(1)	300	16,106
Ross Stores, Inc.	3,700	142,820
Talbots, Inc.	10,613	57,310
The Buckle, Inc.	3,319	105,445
The Children’s Place Retail Stores, Inc.†	1,081	28,571
The Gap, Inc.	10,400	170,560
		1,354,811
Retail-Automobile — 0.1%
PT Astra International Tbk(1)	46,500	108,213
Retail-Building Products — 0.1%
Home Depot, Inc.	6,000	141,780
Lowe’s Cos., Inc.	7,200	139,752
		281,532
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	3,900	130,611
Carphone Warehouse Group PLC(1)	38,224	100,083
RadioShack Corp.	9,010	125,779
		356,473
Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.(1)	1,000	31,342
Lawson, Inc.(1)	1,300	57,129
		88,471
Retail-Discount — 0.6%
Big Lots, Inc.†	1,491	31,356
BJ’s Wholesale Club, Inc.†	5,796	186,805
Dollar Tree, Inc.†	2,496	105,081
Wal-Mart Stores, Inc.	19,525	945,791
		1,269,033
Retail-Drug Store — 0.1%
CVS Caremark Corp.	7,200	229,464
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	573	23,676
Retail-Hair Salons — 0.0%
Regis Corp.	1,176	20,474
Retail-Major Department Stores — 0.2%
Home Retail Group PLC(1)	9,203	39,470
Hyundai Department Store Co., Ltd.(1)	1,762	123,542
Lotte Shopping Co., Ltd.(1)	492	100,873
TJX Cos., Inc.	5,901	185,646
		449,531
Retail-Office Supplies — 0.0%
OfficeMax, Inc.	4,974	31,237
Staples, Inc.	3,100	62,527
		93,764
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	1,117	26,127
EZCORP, Inc., Class A†	3,858	41,589
		67,716
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	1,954	12,427
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	761	31,376
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	14,200	166,992
Retail-Restaurants — 0.5%
AFC Enterprises, Inc.†	9,969	67,291
Brinker International, Inc.	6,859	116,809
CEC Entertainment, Inc.†	2,174	64,089
Domino’s Pizza, Inc.†	6,108	45,749
McDonald’s Corp.	7,969	458,138
Yum! Brands, Inc.	13,121	437,454
		1,189,530
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.	4,579	44,600
Emeritus Corp.†	2,877	38,005
Sunrise Senior Living, Inc.†	10,000	16,500
		99,105
Rubber-Tires — 0.2%
Bridgestone Corp.(1)	22,800	356,155
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	4,504	71,794
Savings & Loans/Thrifts — 0.1%
Flushing Financial Corp.	3,626	33,903
Hudson City Bancorp, Inc.	2,900	38,541

WSFS Financial Corp.	805	21,985
		94,429
Schools — 0.1%
Career Education Corp.†	1,748	43,508
ITT Educational Services, Inc.†	929	93,513
Lincoln Educational Services Corp.†	3,680	77,022
		214,043
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	996	6,388
Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas†(1)	16,623	300,091
Dawson Geophysical Co.†	1,291	38,536
ION Geophysical Corp.†	17,214	44,240
		382,867
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.†	7,732	28,841
Emulex Corp.†	3,403	33,281
Greatek Electronics, Inc.(1)	4,000	3,114
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	89,378	148,469
United Microelectronics Corp.	8,900	23,496
		237,201
Semiconductor Equipment — 0.1%
Veeco Instruments, Inc.†	14,307	165,818
Shipbuilding — 0.1%
SembCorp Marine, Ltd.(1)	100,000	184,273
Silver Mining — 0.0%
Pan American Silver Corp.†	813	14,903
Silver Standard Resources, Inc.†	591	11,081
		25,984
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	3,376	153,858
Software Tools — 0.1%
Longtop Financial Technologies, Ltd. ADR†	1,844	45,288
VMware, Inc. Class A†	6,729	183,500
		228,788
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	4,691	17,545
Northwest Pipe Co.†	553	19,222
Vallourec SA(1)	363	44,132
Valmont Industries, Inc.	514	37,049
		117,948
Steel-Producers — 1.1%
AK Steel Holding Corp.	9,597	184,166
ArcelorMittal(1)	24,520	805,278
BlueScope Steel, Ltd.(1)	285,616	577,708
JFE Holdings, Inc.(1)	2,600	86,841
Nucor Corp.	4,600	204,378
POSCO(1)	381	126,180
Schnitzer Steel Industries, Inc., Class A	2,644	139,762
Voestalpine AG(1)	10,395	285,198
		2,409,511
Sugar — 0.0%
Cosan, Ltd., Class A†	6,717	34,794
Telecom Services — 0.2%
BCE, Inc.	1,047	21,603
Embarq Corp.	3,282	138,041
NeuStar, Inc., Class A†	3,744	82,967
Premiere Global Services, Inc.†	4,407	47,772
Telenet Group Holding NV†(1)	1,257	26,688
USA Mobility, Inc.	2,248	28,685
		345,756
Telecommunication Equipment — 0.2%
ADC Telecommunications, Inc.†	11,204	89,184
Arris Group, Inc.†	14,448	175,688
CPI International, Inc.†	2,169	18,848
Tandberg ASA(1)	2,600	43,893
		327,613
Telephone-Integrated — 2.1%
AT&T, Inc.	45,688	1,134,890
Atlantic Tele-Network, Inc.	1,347	52,924
CenturyTel, Inc.	4,600	141,220
Cincinnati Bell, Inc.†	16,753	47,578
Empresa Nacional de Telecomunicaciones SA	6,479	86,873
France Telecom SA(1)	29,592	672,336
Hellenic Telecommunications Organization SA(1)	1,442	22,010
KDDI Corp.(1)	112	593,797
Nippon Telegraph and Telephone Corp.(1)	18,500	752,726
Sprint Nextel Corp.†	61,567	296,137
Swisscom AG(1)	164	50,373
Telefonica SA(1)	6,612	149,927
Telekom Austria AG(1)	2,238	35,017
Telephone and Data Systems, Inc.	1,979	56,006
Verizon Communications, Inc.	23,551	723,722
		4,815,536
Television — 0.2%
Gestevision Telecinco SA(1)	2,366	22,192
Mediaset SpA(1)	87,960	494,631
		516,823
Textile-Apparel — 0.0%
LG Fashion Corp.(1)	2,250	42,536
Therapeutics — 0.1%
Isis Pharmaceuticals, Inc.†	2,033	33,545
Onyx Pharmaceuticals, Inc.†	764	21,591
Osiris Therapeutics, Inc.†	1,773	23,811
Questcor Pharmaceuticals, Inc.†	5,993	29,965
		108,912
Tobacco — 0.9%
Altria Group, Inc.	25,524	418,338
British American Tobacco PLC(1)	4,718	130,337
Japan Tobacco, Inc.(1)	12	37,403
KT&G Corp.(1)	2,043	115,392
Lorillard, Inc.	724	49,066
Philip Morris International, Inc.	14,988	653,777
Reynolds American, Inc.	1,497	57,814
Swedish Match AB(1)	24,576	399,483
		1,861,610

Toys — 0.1%
Hasbro, Inc.	7,623	184,781
Marvel Entertainment, Inc.†	583	20,749
Nintendo Co., Ltd.(1)	300	82,561
Nintendo Co., Ltd. ADR	478	16,477
		304,568
Transport-Marine — 0.2%
D/S Norden(1)(3)	2,332	80,168
Gulfmark Offshore, Inc.†	798	22,025
International Shipholding Corp.	1,210	32,621
Knightsbridge Tankers, Ltd.	1,809	24,675
Teekay Tankers, Ltd. Class A	2,050	19,044
Tidewater, Inc.	5,595	239,858
		418,391
Transport-Rail — 0.3%
Central Japan Railway Co.(1)	53	325,643
CSX Corp.	5,318	184,162
Norfolk Southern Corp.	5,680	213,966
		723,771
Transport-Services — 0.3%
ComfortDelgro Corp., Ltd.(1)	111,000	98,002
Deutsche Post AG (Sweden)(1)	3,387	44,269
FedEx Corp.	6,700	372,654
Ryder System, Inc.	6,017	167,995
		682,920
Travel Services — 0.1%
Thomas Cook Group PLC(1)	69,031	234,107
TUI Travel PLC(1)	17,815	68,115
		302,222
Venture Capital — 0.1%
3i Group PLC(1)	42,073	168,336
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	6,430	202,802
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.	451,843	163,115
Water — 0.1%
American States Water Co.	513	17,770
Aqua America, Inc.	1,441	25,794
California Water Service Group	466	17,168
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	30,470
Consolidated Water Co., Inc.	573	9,082
PICO Holdings, Inc.†	1,236	35,473
Severn Trent PLC(1)	1,688	30,446
SJW Corp.	577	13,098
Southwest Water Co.	1,148	6,337
Veolia Environnement(1)	1,739	51,375
		237,013
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†(1)	86,000	3,233
Energy Recovery, Inc.†	2,765	19,576
Epure International, Ltd.(1)	9,000	2,776
Hyflux, Ltd.(1)	8,000	12,087
Kurita Water Industries, Ltd.(1)	2,000	64,431
Nalco Holding Co.	1,578	26,573
		128,676
Web Portals/ISP — 0.7%
EarthLink, Inc.†	5,775	42,793
Google, Inc., Class A†	2,643	1,114,262
Sohu.com, Inc.†	5,871	368,875
United Online, Inc.	4,835	31,476
		1,557,406
Wire & Cable Products — 0.3%
ElSwedy Cables Holding Co.(1)	10,306	124,946
General Cable Corp.†	1,914	71,928
Prysmian SpA(1)	22,905	345,054
		541,928
Wireless Equipment — 0.1%
Novatel Wireless, Inc.†	2,726	24,588
QUALCOMM, Inc.	2,493	112,684
		137,272
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,690	26,900
Total Common Stock (cost $153,394,790)		136,309,936
PREFERRED STOCK — 0.6%
Agricultural Chemicals — 0.0%
Fertilizantes Fosfatados SA	11,800	90,028
Banks-Commercial — 0.1%
Itau Unibanco Holding SA ADR	8,112	128,413
Cable TV — 0.1%
NET Servicos de Comunicacao SA†	11,000	106,660
Diversified Minerals — 0.1%
Vale SA ADR	9,488	145,641
Electric-Distribution — 0.1%
Eletropaulo Metropolitana de Sao Paulo SA Class B	6,130	108,648
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais ADR	5,242	70,453
Finance-Commercial — 0.0%
Preferred Blocker, Inc. 7.00%*(3)	38	16,342
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	32
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	10,841	361,656
Paper & Related Products — 0.0%
Votorantim Celulose e Papel SA ADR†	861	9,221
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co KGaA(1)	1,794	56,053
Telephone-Integrated — 0.1%
Tele Norte Leste Participacoes SA ADR	5,294	78,722
Total Preferred Stock (cost $1,023,667)		1,171,869

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(3)(24)	2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.03% due 02/14/43(7)(8)	50,000	47,864
Banc America Funding Corp. Series 2006-D, Class 6A1 5.92% due 05/20/36(8)(9)	2,979	1,600
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(7)(8)(10)	5,173,470	7,528
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.37% due 11/10/41*(7)(8)(10)	1,478,715	12,454
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A2 5.17% due 09/10/47(7)(8)	67,000	64,708
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(7)	310,000	284,900
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(7)(8)	29,000	26,330
Banc of America Large Loan, Series 2005-MIB1, Class K 2.32% due 03/15/22*(3)(7)(11)	93,000	26,317
Banc of America Mortgage Securities Inc., Series 2005-E, Class 2IO 0.30% due 06/25/35(2)(9)(10)	766,138	2,095
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,065
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.61% due 04/25/35*(7)(11)	22,357	12,839
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 1.60% due 11/25/35*(2)(7)(10)	391,927	19,432
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.15% due 04/25/35*(2)(7)(10)	125,451	4,391
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.89% due 08/28/44(11)	26,787	22,846
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 0.91% due 12/25/39*(2)(11)	33,464	15,728
Bayview Financial Asset Trust Series 2003-SSRA, Class A 1.01% due 10/25/38*(2)(11)	18,019	11,713
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 4.86% due 09/25/34(8)(9)	3,553	2,057
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1 5.86% due 11/25/36(8)(9)	29,778	14,475
Bear Stearns Alt A Trust, Series 2006-5, Class 2A2 6.25% due 08/25/36(9)	59,567	28,034
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.76% due 09/25/35(11)	19,007	15,843
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 0.90% due 06/25/43(11)	30,949	20,868
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40*(7)(8)(10)	6,349,780	16,332
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(7)	32,000	27,840
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(7)	32,000	29,049
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(7)	15,798	16,127
Citigroup Mtg. Loan Trust, Inc. Series 2007-6, Class 2A5 6.34% due 05/25/37(9)(10)(12)	104,585	10,304
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.07% due 12/11/49*(7)(8)(10)	1,521,820	7,181
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(7)	89,735	75,991
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(3)(7)	688,000	561,022
Commercial Mtg. Pass Through Certs. Series 2005-C6, Class XC 0.05% due 06/10/44*(9)(10)	3,635,386	14,500
Commercial Mtg. Pass Through Certs, Series 2006-C8, Class XS 0.05% due 12/10/46*(9)(10)	2,177,343	13,892
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.14% due 05/10/43*(7)(8)(10)	1,721,453	9,963
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 0.82% due 07/16/34*(7)(11)	46,000	38,203
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.29% due 07/10/37(7)(8)	52,000	45,045
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.57% due 02/05/19*(2)(3)(7)(8)	19,000	6,840
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.37% due 12/01/33(11)	118,000	40,605
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	12,208	10,406

Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	144,678	113,131
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	223,429	150,992
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	7,339	5,171
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	38,151	31,531
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33	4,000	2,268
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	21,153	12,506
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	54,839	34,158
Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/01/33(10)	85,998	5,573
Countrywide Alternative Loan Trust Series 2006-45T1, Class 2A2 6.00% due 02/25/37(9)	24,287	12,747
Countrywide Asset-Backed Certs. Series 2004-6, Class 2A5 0.70% due 11/25/34(11)	3,535	2,348
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(9)	42,080	46,538
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(3)(7)	44,000	31,086
Credit Suisse Mtg. Capital Certificates, Series 2007-C1, Class AX 0.09% due 02/15/40*(7)(8)(10)	870,040	4,770
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class AX 0.11% due 09/15/39*(7)(8)(10)	496,673	3,706
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.12% due 12/15/39(7)(8)(10)	1,400,634	13,754
Credit Suisse Mtg. Capital Certificates, Series 2007-C4, Class A2 5.81% due 09/15/39(7)(8)	14,000	12,941
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.73% due 05/15/38*(7)(8)(10)	1,155,858	39,450
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.78% due 12/18/35*(7)(8)(10)	1,717,207	13,049
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 1.02% due 11/15/19*(7)(11)	50,000	38,049
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.22% due 09/15/20*(7)(11)	20,440	11,773
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.27% due 11/15/19*(7)(11)	50,000	35,030
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(3)(24)	8,553	0
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(7)	50,000	43,826
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(7)	60,791	62,358
First Horizon Alternative Mtg. Securities, Series 2005-AA10, Class 2A1 5.72% due 12/25/35(9)(11)	21,805	11,067
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.07% due 07/10/45*(7)(8)(10)	11,431,540	34,800
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45*(9)(10)	8,817,023	31,709
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 0.10% due 05/10/43(9)(10)	3,044,356	25,117
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.28% due 07/15/29(7)(8)(10)	306,127	12,726
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(7)	25,000	23,700
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 7.93% due 08/15/36(7)(8)	34,000	33,720
Granite Mtg. PLC, Series 2003-3, Class 1C 3.56% due 01/20/44(11)	19,351	2,293
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25(2)	5,000	4,550
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	8,698	7,896
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29	10,516	9,863
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	1,959	1,626
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	16,253	15,270

Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	12,603
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,073	5,580
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	17,751	16,143
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	34,136	30,453
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30(2)	143,822	109,522
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	50,746	46,053
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	37,785	24,619
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.12% due 04/10/37(7)	276,000	265,912
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.07% due 04/10/37*(7)(8)(10)	5,477,958	12,986
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(7)	26,000	23,446
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(7)	26,000	24,525
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.28% due 10/10/28*(7)(8)(10)	730,621	3,716
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.29% due 01/10/40*(7)(8)(10)	1,005,173	17,793
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(9)	24,518	21,885
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(9)	30,001	26,841
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(9)	23,336	20,910
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(9)	38,138	34,630
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(9)	11,313	10,503
HSBC Asset Loan Obligation Pass Thru Certs. Series 2007-AR1, Class 2A1 6.07% due 01/25/37(8)(9)	62,457	33,878
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.17% due 09/10/22*(2)(3)(7)(11)	72,000	23,760
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1 5.47% due 01/25/36(8)(9)	74,356	38,778
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.11% due 09/12/37*(7)(8)(10)	2,156,671	12,323
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.45% due 05/15/47(7)(8)(10)	1,246,098	20,074
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(7)	10,000	6,194
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(7)	32,000	29,732
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(3)(7)	25,000	24,607
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(2)(7)	27,000	23,490
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.10% due 02/15/41*(7)(8)(10)	5,158,037	31,073
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.13% due 11/15/40*(7)(8)(10)	4,895,392	25,263
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.14% due 09/15/40*(7)(8)(10)	2,484,511	21,719
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.18% due 04/15/40*(7)(8)(10)	4,504,952	29,592
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.24% due 04/15/37*(7)(8)(10)	103,336	1,702
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.30% due 07/15/40*(7)(8)(10)	1,378,190	18,584
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(7)	22,000	18,887
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(7)	35,000	29,512
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	1,070
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.12% due 07/15/18*(2)(3)(7)(11)	19,000	9,500
Lehman Mtg. Trust, Series 2007-4, Class 2A2 6.36% due 05/25/37(9)(10)(12)	116,453	10,487
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	47,917	28,445

Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 1.02% due 12/20/24*(3)(4)(11)	8,349	7,574
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(2)(9)(10)	142,928	250
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 0.38% due 04/25/34(2)(9)(10)	46,278	157
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 4.48% due 08/25/34(8)(9)	6,954	3,761
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(9)	32,909	36,302
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(9)	36,410	32,562
Merit Securities Corp., Series 11-PA, Class 3A1 0.93% due 04/28/27*(3)(9)(11)	64,162	41,075
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.16% due 12/12/49(9)(10)(11)	2,718,675	17,829
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44*(9)(10)	1,093,173	5,304
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	171
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.22% due 06/12/43*(7)(8)(10)	2,258,116	18,568
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(7)	117,000	115,943
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.47% due 12/15/16*(2)(9)(10)	260,203	20,816
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44*(2)(9)(10)	170,659	13,653
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19*(2)(9)(10)	150,334	15,033
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,293	3,690
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(7)	41,000	36,996
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/43(7)	39,000	31,997
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(7)	40,224	34,063
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 4.13% due 09/25/35(8)(9)	135,072	75,713
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.09% due 06/18/30(2)(7)(8)	27,000	18,090
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	4,574	4,333
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33(8)	27,331	22,689
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 6.71% due 02/25/35*(8)(9)	40,012	28,241
Oakwood Mtg Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27(2)	15,928	7,486
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	82,477	48,378
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(10)	96,951	1,721
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(10)	79,655	2,428
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(2)	62,319	48,292
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	36,478	19,394
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	2,603	2,580
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	23,634
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(9)	61,995	58,846
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(2)(3)	4,095	21
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(9)	23,476	14,720
SACO I Trust, Series 2005-10, Class 1A 0.57% due 06/25/36(11)	31,906	8,753
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(2)(3)(7)	50,000	30,500
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 1.14% due 01/25/35(2)(8)(9)(10)	197,036	2,167
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(9)(11)	42,052	24,113
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.66% due 06/25/34*(2)(9)(11)	37,637	24,841
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 03/28/45*(2)(10)	1,358,974	40,298
Structured Asset Securities Corp., Series 2007-4, Class 1A3 5.94% due 03/28/45*(10)(12)	1,358,974	130,858

Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.12% due 04/15/42*(7)(8)(10)	5,194,192	32,216
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(2)(3)(7)	65,000	29,250
Total Asset Backed Securities (cost $7,562,937)		4,833,575
CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 5.13% due 06/15/14	10,000	11,000
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 1.00% due 10/15/12	20,000	15,700
Total Convertible Bonds & Notes (cost $26,528)		26,700
CORPORATE BONDS & NOTES — 5.5%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	20,000	18,550
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 5.90% due 04/15/16	15,000	15,025
Advertising Services — 0.0%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	60,000	59,850
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	18,350
BE Aerospace, Inc. Senior Notes 8.50% due 07/01/18	75,000	70,688
United Technologies Corp. Notes 6.13% due 07/15/38	55,000	59,698
		148,736
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	5,000	5,160
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	20,000	20,600
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	35,000	35,481
		61,241
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 10/01/11	10,000	9,375
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 02/15/12	15,000	13,556
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/17	24,345	19,963
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 01/02/18	6,027	5,243
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 10/01/19	26,798	21,841
United Airlines, Inc. Pass Through Certs. Series 2001-7, Class A 6.64% due 07/02/22	13,965	10,753
		80,731
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.59% due 12/15/14(11)	65,000	52,325
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	29,025
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	34,387
		115,737
Appliances — 0.0%
Whirlpool Corp. Notes 8.60% due 05/01/14	5,000	5,225
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	90,000	91,835
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,000	5,083
		96,918
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	15,000	11,850
Tenneco, Inc. Senior Sec. Notes 10.25% due 07/15/13	48,000	45,480

Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	45,000	40,725
		98,055
Banks-Commercial — 0.0%
Sovereign Bank Sub. Notes 2.67% due 06/20/13(11)	50,000	44,892
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/15/37(11)	15,000	8,644
Banks-Money Center — 0.0%
BankAmerica Capital III Notes 1.70% due 01/15/27(11)	35,000	17,888
Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 0.93% due 09/10/09(11)	20,000	19,927
Fleet Capital Trust V Bank Guar. Notes 1.61% due 12/18/28(11)	45,000	23,853
Wachovia Corp. Senior Notes 5.50% due 05/01/13	75,000	77,475
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	50,000	50,430
Wells Fargo Capital XV Jr. Sub. Notes 9.75% due 09/26/13(11)(19)	25,000	24,000
		195,685
Beverages-Non-alcoholic — 0.0%
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	20,000	20,551
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	20,000	18,500
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	5,000	4,625
		23,125
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(3)	25,000	27,842
Broadcast Services/Program — 0.0%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14	10,000	2,200
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	10,000	5,900
		8,100
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	39,375
Builders FirstSource, Inc. Senior Sec. Notes 5.13% due 02/15/12(11)	40,000	17,200
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	34,200
Nortek, Inc. Senior Notes 10.00% due 12/01/13	10,000	8,025
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	65,000	63,048
		161,848
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	45,000	40,387
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	50,000	41,980
Building-Residential/Commercial — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,100
Cable TV — 0.2%
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	47,031
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	39,399
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	10,427
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	101,325
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	69,375
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	28,500
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,259
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,208
		306,524
Cable/Satellite TV — 0.2%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(5)(6)	45,000	47,475
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(5)(6)	35,000	36,750
CCH I LLC/CCH II Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(5)(6)	5,000	600

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(5)(6)	10,000	9,500
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	24,957
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,124
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	39,600
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	5,000	4,863
DISH DBS Corp. Company Guar.Notes 6.63% due 10/01/14	15,000	13,837
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	110,000	106,700
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	9,733
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	20,835
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	27,540
		358,514
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000	18,531
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*(3)	5,000	5,237
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12†(5)(6)	25,000	8,625
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(5)(6)	30,000	3,713
		36,106
Cellular Telecom — 0.1%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	50,000	53,923
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	24,625
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	4,963
iPCS, Inc. Senior Sec. Notes 3.15% due 05/01/13(11)	15,000	11,850
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	50,000	49,688
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	18,282
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*(3)	50,000	53,081
		216,412
Chemicals-Diversified — 0.1%
Dow Chemical Pass Through Trust Pass Through Certs. 4.03% due 09/30/09*	50,000	49,896
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	112,000	115,360
The Dow Chemical Co. Senior Notes 9.40% due 05/15/39	25,000	25,735
		190,991
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	25,000	11,250
Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	11,887
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	50,000	22,250
Nalco Co. Senior Notes 8.25% due 05/15/17*(3)	24,000	24,120
		58,257
Coal — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	95,000	86,687
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	13,200
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	90,000	85,050
		184,937
Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	40,000	33,450
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	76,075
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	18,600
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	14,775
		142,900

Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	25,000	24,500
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	24,938
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	13,230
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	31,407
		69,575
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,104
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	30,625
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15†(5)(6)	10,000	6,700
Spectrum Brands, Inc. Senior Notes 11.00% due 10/02/13†(5)(6)	25,000	17,250
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	25,275
		79,850
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 4.50% due 09/15/14(11)	5,000	3,250
Berry Plastics Corp. Senior Sec. Notes 5.88% due 02/15/15(11)	10,000	8,825
Clondalkin Acquisition BV Senior Sec. Notes 2.63% due 12/15/13*(3)(11)	75,000	51,375
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*(3)	10,000	9,850
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(5)(6)	15,000	5,625
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*(3)	15,000	14,866
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.38% due 07/01/12†(5)(6)	10,000	3,825
Solo Cup Co. Senior Sec. Notes 10.50% due 11/01/13*(3)	5,000	5,013
		102,629
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	13,000	13,494
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	15,170
		28,664
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	41,625
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	34,200
		75,825
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 7.63% due 06/01/19	85,000	85,379
Citigroup, Inc. Senior Notes 1.07% due 08/13/10(11)	55,000	53,701
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	25,150
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	80,000	78,120
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	60,000	52,306
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	45,000	43,712
GMAC LLC Company Guar. Notes 2.87% due 12/01/14*(3)(11)	6,000	4,200
GMAC LLC Company Guar. Notes 6.63% due 05/15/12*(3)	3,000	2,505
GMAC LLC Company Guar. Notes 6.75% due 12/01/14*(3)	39,000	30,615
GMAC LLC Company Guar. Notes 6.88% due 08/28/12*(3)	104,000	86,840
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*(3)	18,000	15,264
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*(3)	16,000	15,600
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	25,146
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	45,000	45,113
Morgan Stanley Senior Notes 0.41% due 01/15/10(11)	100,000	99,094
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	24,339
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	22,225

The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	15,000		16,062
			725,371
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 1.16% due 05/11/16(11)	45,000		35,827
General Electric Capital Corp. Sub. Debentures 6.38% due 11/15/67(8)	90,000		60,050
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000		126,016
			221,893
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 4.41% due 11/15/13*(11)	EUR	60,000	68,600
Eaton Corp. Senior Notes 5.60% due 05/15/18	20,000		19,295
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000		15,302
			103,197
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000		24,375
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000		13,575
			37,950
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	60,000		58,200
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000		15,627
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000		9,766
			25,393
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	20,000		17,611
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000		22,350
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000		8,950
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000		12,225
The AES Corp. Senior Notes 8.00% due 10/15/17	15,000		13,950
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	28,000		28,420
			103,506
Electric-Integrated — 0.3%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000		10,195
Ameren Corp. Senior Notes 8.88% due 05/15/14	10,000		10,321
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000		17,759
CMS Energy Corp. Senior Notes 6.55% due 07/17/17	40,000		36,017
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000		10,155
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000		23,960
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	5,000		5,232
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000		25,965
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(8)	25,000		17,000
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	35,000		36,780
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000		19,085
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	40,000		41,750
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000		10,372
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000		4,775
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	9,359		8,918
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000		24,712
Midamerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000		5,189
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000		11,201
Nevada Power Co. Senior Notes 6.50% due 08/01/18	10,000		10,328

Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	25,000	26,717
Nisource Finance Corp. Company Guar. Notes 5.40% due 07/15/14	20,000	18,924
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	15,000	16,638
NorthWestern Corp. Senior Sec. Notes 5.88% due 11/01/14	20,000	20,342
Oncor Electric Delivery Co. Sec. Notes 5.95% due 09/01/13	15,000	15,608
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	4,000	4,224
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	15,075
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,817
PacifiCorp Bonds 6.25% due 10/15/37	15,000	16,345
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	18,096
PPL Energy Supply, LLC Senior Notes 5.70% due 10/15/15	10,000	10,093
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,246
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	5,000	5,138
Public Service Co. of Colorado Senior Notes 6.88% due 07/15/09	30,000	30,034
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(8)	25,000	17,750
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	105,000	65,363
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(3)	55,000	61,479
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	20,902
		719,505
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(3)	20,000	18,932
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	14,073
		33,005
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	5,000	3,644
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	85,000	42,925
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	680
		43,605
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	93,187
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	20,000	19,829
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	230,000	212,762
GMAC LLC Notes 7.25% due 03/02/11	50,000	45,368
GMAC LLC Notes 7.75% due 01/19/10	50,000	48,757
		326,716
Finance-Commercial — 0.0%
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(8)	55,000	20,861
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(8)	100,000	52,863
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	10,000	9,940
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	28,350
		91,153
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 8.13% due 05/20/19	65,000	67,452
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	10,629
		78,081
Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	37,000	31,183
JP Morgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	12,900
Merrill Lynch & Co., Inc. Senior Notes 1.29% due 07/25/11(11)	10,000	9,260

Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	45,000	43,798
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	60,106
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	42,160
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	35,000	36,190
		235,597
Finance-Other Services — 0.0%
Beaver Valley Funding Corp. Debentures 9.00% due 06/01/17	33,000	32,572
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	18,100
		50,672
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*(3)	20,000	19,750
Food-Misc. — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	19,249
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	29,400
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,313
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	65,812
Dole Food Co., Inc. Senior Notes 13.88% due 03/15/14*(3)	50,000	55,000
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,226
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	49,447
H.J. Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	20,911
Kellogg Co. Senior Notes 4.45% due 05/30/16	5,000	5,004
Kellogg Co. Senior Notes 5.13% due 12/03/12	5,000	5,345
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	20,712
		280,419
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	15,326
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,812
		26,138
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	33,600
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	49,637
Gambling (Non-Hotel) — 0.1%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*	50,000	25,000
Pinnacle Entertainment, Inc. Senior Sub Notes 7.50% due 06/15/15	35,000	29,925
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	39,800
		94,725
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	20,347
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	11,678
		32,025
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	16,450
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*(3)	30,000	31,425
		47,875
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	123,012
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	18,850
		141,862
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	10,000	8,162
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	7,363
USI Holdings Corp. Senior Notes 4.76% due 11/15/14*(3)(11)	5,000	3,250

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,428
		23,203
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	10,000	10,685
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	8,960
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	42,517
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	14,664
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	14,728
		91,554
Insurance-Multi-line — 0.1%
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	15,000	14,274
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	15,072
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	55,993
		85,339
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(3)	35,000	21,275
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)(8)	20,000	14,400
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*(3)	30,000	31,857
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(3)	15,000	12,033
		79,565
Insurance-Property/Casualty — 0.0%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	5,256
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	16,261
The Travelers Companies, Inc. Senior Notes 5.90% due 06/02/19	10,000	10,303
		31,820
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	13,442
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	10,000	5,050
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	10,000	9,250
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*(3)	25,000	28,772
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	65,000	66,137
Medical-Drugs — 0.1%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	20,976
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	31,776
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	7,000	7,088
Merck & Co., Inc. Senior Notes 5.85% due 06/30/39	8,000	8,218
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	13,000	14,217
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	42,000	49,872
		132,147
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	9,881
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	15,026
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	15,523
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	4,044
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	21,676
Wellpoint Inc. Senior Notes 7.00% due 02/15/19	35,000	36,182
		102,332

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	29,400
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	95,000	94,050
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	45,000	44,325
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(17)	31,000	30,690
Tenet Healthcare Corp Senior Sec. Notes 10.00% due 05/01/18*(3)	21,000	22,050
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*(3)	32,000	32,240
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	33,512
		286,267
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	34,650
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	44,687
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(17)	15,000	11,550
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	10,425
		66,662
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	25,000	20,531
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	45,450
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	93,000	93,697
		139,147
Multimedia — 0.1%
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	19,248
News America Holdings, Inc. Company Guar. 7.75% due 12/01/45	10,000	9,109
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*(3)	35,000	36,471
Time Warner Cos., Inc. Senior Debentures 9.13% due 01/15/13	50,000	55,050
Time Warner Cos., Inc. Senior Debentures 9.15% due 02/01/23	10,000	10,843
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	25,000	27,566
		158,287
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	20,000	20,150
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	10,000	10,175
		30,325
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.35% due 05/15/18	15,000	13,388
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	20,000	18,400
Xerox Corp. Senior Notes 8.25% due 05/15/14	11,000	11,438
		43,226
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	59,550
Oil Companies-Exploration & Production — 0.3%
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	45,000	27,900
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	19,000
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	15,125
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	38,000
Devon Energy Corp Senior Notes 6.30% due 01/15/19	15,000	16,029
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	15,699
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	79,600
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(3)	15,000	12,675
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	23,197
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	36,850

PetroHawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	50,000	49,750
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	16,800
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	35,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	7,800
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	20,000	20,700
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	10,000	9,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	80,750
SandRidge Energy, Inc. Company Guar. Notes 4.83% due 04/01/14(11)	15,000	11,783
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	45,000	38,475
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	10,021
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	21,457
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	20,879
		606,990
Oil Companies-Integrated — 0.0%
ConocoPhillips Company Guar. Notes 5.20% due 05/15/18	10,000	10,098
ConocoPhillips Company Guar. Notes 5.90% due 05/15/38	15,000	14,978
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	5,000	5,322
Hess Corp. Senior Notes 6.65% due 08/15/11	25,000	26,609
		57,007
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	34,200
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(3)	5,000	5,132
Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 7.45% due 09/15/39	30,000	34,995
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	50,187
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	25,000	22,062
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	9,589
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	4,951
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	13,575
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	4,698
		140,057
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	53,560
International Paper Co. Senior Notes 7.40% due 06/15/14	17,000	16,923
International Paper Co. Senior Notes 7.95% due 06/15/18	7,000	6,753
International Paper Co. Senior Notes 9.38% due 05/15/19	120,000	122,323
Newpage Holding Corp. Senior Notes 8.58% due 11/01/13(16)	13,614	1,566
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 4.78% due 08/01/14(11)	20,000	9,400
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14(3)	20,000	9,300
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*(3)	35,000	31,850
Westvaco Corp. Company Guar. Debentures 7.50% due 06/15/27	4,000	3,533
		255,208
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	18,000	19,046
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	7,719
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	31,675
Omnicare, Inc. Company Guar. Notes 6.75% due 12/15/13	10,000	9,000

Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	9,025
		76,465
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	25,125
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	60,000	54,900
		80,025
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.90% due 03/15/12(17)	21,000	17,693
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	21,197
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	15,350
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	38,138
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	28,491
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	9,625
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	32,632
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	9,825
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	35,495
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	9,820
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	15,833
Targa Resources, Inc. Company Guar. Notes 8.50% due 11/01/13	75,000	56,062
The Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	40,000	39,500
The Williams Cos., Inc. Senior Notes 7.75% due 06/15/31	30,000	27,000
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	19,700
The Williams Cos., Inc. Senior Notes 8.75% due 01/15/20*(3)	35,000	36,488
		395,156
Printing-Commercial — 0.0%
Cenveo Corp. Senior Notes 10.50% due 08/15/16*	20,000	15,000
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	16,000	15,760
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	33,119
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(15)	25,000	16,062
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(25)(26)	35,000	1,488
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(16)	31,158	156
		50,825
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*(3)	35,000	34,694
Real Estate Investment Trusts — 0.1%
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	16,954
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	4,588
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	15,928
iStar Financial, Inc. Senior Sec. Notes 10.00% due 06/15/14*(3)	7,000	5,180
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	23,684
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	9,852
Simon Property Group LP Senior Notes 5.75% due 12/01/15	10,000	9,210
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	18,603
Simon Property Group LP 6.75% due 05/15/14	18,000	18,087
		122,086
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	8,994

Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	7,824
		16,818
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(6)	50,000	563
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	20,000	14,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	20,850
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*(3)	10,000	10,000
United Rentals North America, Inc. Company Guar. Notes 10.88% due 06/15/16*(3)	5,000	4,800
		49,850
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*(3)	15,000	14,371
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	19,650
Retail-Automobile — 0.0%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	28,263
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	21,493
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(8)	30,000	22,200
CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*	17,872	16,757
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	27,388
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17(3)	35,000	22,750
		89,095
Retail-Regional Department Stores — 0.0%
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	45,000	19,575
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	17,821
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	23,743
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*(3)	40,000	38,250
		79,814
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	50,000	50,500
Savings & Loans/Thrifts — 0.0%
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	19,536
Special Purpose Entities — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	36,190
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(11)(19)	15,000	9,750
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	32,970
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	5,000	2,575
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	15,579
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	42,470	41,867
Rainbow National Services LLC Senior Notes 8.75% due 09/01/12*	25,000	25,187
Stallion Oilfield Services Corp. Senior Notes 9.75% due 02/01/15*(3)	35,000	11,550
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	10,312
		185,980
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	30,000	29,100
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	25,000	20,375
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	85,000	75,650

Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	10,000	9,475
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16*	20,000	18,850
		153,450
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	21,438
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 6.63% due 05/15/19	10,000	10,220
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	17,350
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	65,488
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	55,839
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	21,875
		160,552
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	10,000	5,675
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	20,000	20,800
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	64,905
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	62,807
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	19,000
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	45,100
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	109,500
Southwestern Bell Telephone Co. Company Guar. Debentures 7.00% due 11/15/27	30,000	29,359
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	5,000	4,900
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	17,767
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	19,841
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	26,203
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	25,055
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	30,000	29,025
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	47,875
		522,137
Television — 0.0%
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(17)	30,000	17,475
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(6)	30,000	75
		17,550
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	22,735
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Senior Notes 5.75% due 03/15/18	15,000	15,349
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	10,698
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17*(3)	25,000	24,125
Union Pacific Corp. Senior Notes 6.13% due 02/15/20	15,000	15,532
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	10,020
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	20,160
		95,884
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	50,000	33,500
Water — 0.0%
American Water Capital Corp. Senior Notes 6.09% due 10/15/17	10,000	9,601

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 9.25% due 06/15/19*(3)	10,000	9,687
General Cable Corp. Company Guar. Notes 3.58% due 04/01/15(11)	45,000	36,450
		46,137
Wireless Equipment — 0.0%
American Tower Corp Senior Notes 7.00% due 10/15/17	50,000	48,375
American Tower Corp Senior Notes 7.25% due 05/15/19*(3)	11,000	10,642
		59,017
Total Corporate Bonds & Notes (cost $13,304,621)		12,057,673
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 5.00% due 05/15/14 (cost $15,000)	15,000	18,937
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Agricultural Chemicals — 0.0%
Potash Corp of Saskatchewan, Inc. Senior Notes 6.50% due 05/15/19	20,000	21,550
Banks-Commercial — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	96,731
Banks-Money Center — 0.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	40,000	41,059
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000	30,991
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000	32,156
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	20,000	17,150
Diversified Minerals — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	24,000	26,670
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/35	20,000	14,674
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14*(3)	53,000	54,855
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*(3)	59,000	61,803
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*(3)	36,000	38,700
		196,702
Diversified Operations — 0.0%
Tyco International Finance Senior Notes 8.50% due 01/15/19	15,000	16,627
Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25	65,000	55,984
Electric-Integrated — 0.0%
Electricite de France Notes 6.95% due 01/26/39*(3)	35,000	39,295
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	9,881
		49,176
Electronic Components-Misc. — 0.0%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	40,000	39,000
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(11)(19)	30,000	19,500
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	10,000	10,212
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	37,479
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	25,000	23,125
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	45,000	46,039
		106,643
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	60,000	45,600
Multimedia — 0.0%
CanWest MediaWorks, Inc. Company Guar. Notes 8.00% due 09/15/12†(5)	55,000	16,225
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	9,062
		25,287

Oil Companies-Exploration & Production — 0.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	13,875
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	10,720
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	9,185
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	23,100
		56,880
Oil Companies-Integrated — 0.0%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	10,000	10,461
Petro-Canada Senior Notes 6.05% due 05/15/18	15,000	14,927
		25,388
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	27,000
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(8)	10,000	6,950
Satellite Telecom — 0.1%
Inmarsat Finance PLC Senior Notes 10.38% due 11/15/12(15)	75,000	77,625
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(15)	10,000	8,950
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	107,100
		193,675
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 2.68% due 02/15/12*(3)(11)	68,750	59,816
Specified Purpose Acquisitions — 0.0%
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	50,000	38,625
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	10,000	8,750
ArcelorMittal Senior Notes 9.85% due 06/01/19	15,000	16,152
		24,902
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./Gusap Partners Company Guar. Notes 10.38% due 07/15/11	30,000	30,525
Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(3)	75,000	72,375
Telephone-Integrated — 0.1%
France Telecom SA Notes 8.75% due 03/01/31	25,000	32,108
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	10,048
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/15	10,000	10,165
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	26,449
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	18,571
		97,341
Wireless Equipment — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	26,801
Total Foreign Corporate Bonds & Notes (cost $1,571,829)		1,464,646
LOANS — 0.0%
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. 12.50% due 12/15/14(3)(4)(13)(14) (cost $49,673)	12,081	10,661
TAXABLE MUNICIPAL BONDS & NOTES — 0.0%
Taxable Municipal Bonds — 0.0%
California State General Obligation Bonds 7.50% due 04/01/34	30,000	27,431
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	13,327
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000	20,119
Total Taxable Municipal Bonds & Notes (cost $80,219)		60,877
U.S. GOVERNMENT AGENCIES — 8.6%
Federal Home Loan Mtg. Corp. — 0.6%
5.50% due 04/01/20	264,217	277,163
5.50% due 06/01/35	54,679	56,686
7.50% due 10/01/29	24,294	26,491

Federal Home Loan Mtg. Corp., REMIC Series 3003, Class XF
0.00% due 07/15/35(9)(11)	61,536	58,799
Series 3500, Class SE
5.63% due 01/15/39(9)(10)(12)	93,284	5,719
Series 3397, Class SQ
5.65% due 12/15/37(9)(10)(12)	83,753	6,567
Series 2965, Class SA
5.73% due 05/15/32(9)(10)(12)	39,851	3,335
Series 3284, Class CI
5.80% due 03/15/37(9)(10)(12)	135,746	11,240
Series 3502, Class DS
5.83% due 01/15/39(9)(10)(12)	96,150	8,517
Series 3265, Class SC
6.09% due 01/15/37(9)(10)(12)	76,788	6,849
Series 3261, Class SA
6.11% due 01/15/37(9)(10)(12)	218,151	19,370
Series 3284, Class LI
6.12% due 03/15/37(9)(10)(12)	182,527	16,590
Series 3201, Class SG
6.18% due 08/15/36(9)(10)(12)	91,754	8,453
Series 3203, Class SE
6.18% due 08/15/36(9)(10)(12)	79,093	7,827
Series 3346, Class SB
6.23% due 09/15/33(9)(10)(12)	77,687	7,919
Series 3346, Class SC
6.23% due 10/15/33(9)(10)(12)	145,335	15,263
Series 3485, Class SI
6.23% due 07/15/36(9)(10)(12)	143,606	14,864
Series 3153, Class UI
6.25% due 05/15/36(9)(10)(12)	554,979	57,451
Series 3221, Class SI
6.26% due 09/15/36(9)(10)(12)	67,984	6,335
Series 3114, Class IP
6.28% due 02/15/36(9)(10)(12)	186,088	17,330
Series 3114, Class GI
6.28% due 02/15/36(9)(10)(12)	69,960	8,116
Series 3210, Class S
6.28% due 05/15/36(9)(10)(12)	67,762	5,461
Series 2990, Class LI
6.31% due 10/15/34(9)(10)(12)	95,945	10,911
Series 3067, Class SI
6.33% due 11/15/35(9)(10)(12)	73,872	8,293
Series 3114, Class TS
6.33% due 09/15/30(9)(10)(12)	242,425	20,231
Series 3236, Class IS
6.33% due 11/15/36(9)(10)(12)	86,074	8,035
Series 3244, Class SG
6.34% due 11/15/36(9)(10)(12)	70,678	6,613
Series 3031, Class BI
6.37% due 08/15/35(9)(10)(12)	67,382	8,057
Series 2950, Class SM
6.38% due 03/15/35(9)(10)(12)	97,937	9,441
Series 3001, Class IH
6.38% due 05/15/35(9)(10)(12)	66,507	7,351
Series 3118, Class SD
6.38% due 02/15/36(9)(10)(12)	191,758	17,250
Series 2981, Class AS
6.40% due 05/15/35(9)(10)(12)	38,481	3,781
Series 2992, Class SE
6.43% due 02/15/35(9)(10)(12)	116,251	10,896
Series 3028, Class ES
6.43% due 09/15/35(9)(10)(12)	252,197	25,957
Series 3281, Class CI
6.43% due 02/15/37(9)(10)(12)	72,138	7,051
Series 3287, Class SD
6.43% due 03/15/37(9)(10)(12)	73,764	6,946
Series 2594, Class SE
6.73% due 10/15/30(9)(10)(12)	79,591	5,877
Series 2828, Class TI
6.73% due 10/15/30(9)(10)(12)	51,777	5,142

Series 2815, Class PT
6.73% due 11/15/32(9)(10)(12)	101,068	9,224
Series 3200, Class SB
6.83% due 08/15/36(9)(10)(12)	114,159	12,152
Series 3119, Class PI
6.88% due 02/15/36(9)(10)(12)	75,467	9,454
Series 2869, Class JS
6.93% due 04/15/34(9)(10)(12)	201,683	17,568
Series 3156, Class PS
6.93% due 05/15/36(9)(10)(12)	119,705	14,274
Series 2927, Class SI
7.00% due 02/15/35(9)(10)(12)	85,591	10,191
Series 2828, Class GI
7.18% due 06/15/34(9)(10)(12)	103,763	13,014
Series 2990, Class LB
16.13% due 06/15/34(9)(12)	68,738	73,468
Series 3065, Class DC
18.90% due 03/15/35(9)(12)	73,266	81,791
Series 2976, Class KL
23.21% due 05/15/35(9)(12)	69,541	80,195
Federal Home Loan Mtg. Corp., STRIPS Series 248, Class IO 5.50% due 07/15/37(9)(10)	363,824	49,616
Federal Home Loan Mtg. Corp., Structured Pass-Through Series T-56, Class 2IO
0.02% due 05/25/43(8)(9)(10)	187,800	108
Series T-56, Class 3IO
0.23% due 05/25/43(8)(9)(10)	158,228	1,406
Series T-56, Class 1IO
0.26% due 05/25/43(8)(9)(10)	204,504	1,596
Series T-51, Class 1AIO
0.31% due 09/25/43(8)(9)(10)	101,877	1,236
Series T-56, Class AIO
0.52% due 05/25/43(9)(10)	324,188	4,802
Series T-60, Class 1A2
7.00% due 03/25/44(9)	65,519	70,136
Series T-42, Class A5
7.50% due 02/25/42(9)	33,655	36,032
Series T-51, Class 2A
7.50% due 08/25/42(9)	34,566	37,007
Series T-58, Class 4A
7.50% due 09/25/43(9)	22,358	23,937
Series T-56, Class 2ASI
7.79% due 05/25/43(9)(10)(12)	12,211	1,421
Series T-42, Class A6
9.50% due 02/25/42(9)	5,240	5,764
		1,362,569
Federal National Mtg. Assoc. — 6.8%
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(9)(10)	242,706	2,413
Series 2003-W6, Class 3IO
0.37% due 09/25/42(9)(10)	228,377	2,372
Series 2003-W6, Class 5IO1
0.67% due 09/25/42(9)(10)	163,872	3,175
Series 2003-W2, Class 2IO
0.81% due 07/25/42(9)(10)	265,717	6,095
Series 2003-W8, Class 1IO2
1.64% due 12/25/42(8)(9)(10)	367,736	14,156
Series 2003-W10, Class 1IO
1.88% due 06/25/43(8)(9)(10)	493,760	26,687
Series 2003-W10, Class 3IO
1.92% due 06/25/43(8)(9)(10)	102,443	5,552
Series 2003-W12, Class 2IO2
2.22% due 06/25/43(9)(10)	233,177	14,804
4.00% due 05/01/19	498,599	508,000
4.00% due 09/01/20	118,037	118,381
4.50% due 04/01/18	27,463	28,492
4.50% due 03/01/20	48,524	50,038
4.50% due 04/01/20	65,739	67,790
4.50% due 09/01/20	83,927	86,546

4.50% due 11/01/20	62,156	64,096
4.50% due July TBA	2,000,000	1,995,624
5.00% due 03/01/21	34,926	36,386
5.00% due 08/01/35	877,076	896,091
5.00% due July TBA	3,000,000	3,054,375
5.50% due 03/01/18	28,889	30,530
5.50% due 03/01/35	69,529	72,038
5.50% due 07/01/35	93,952	97,343
5.50% due 08/01/35	69,566	72,076
5.50% due 09/01/35	148,957	154,332
5.50% due 10/01/35	135,569	140,461
5.50% due 11/01/35	57,076	59,135
5.50% due 12/01/35	126,012	130,558
5.50% due 01/01/36	84,403	87,449
5.50% due 01/01/37	159,629	165,115
5.50% due 03/01/37	349,926	361,733
5.50% due 04/01/37	155,873	161,132
5.50% due 05/01/37	23,172	23,954
5.50% due 06/01/37	275,426	284,719
5.50% due 10/01/37	457,137	472,726
Series 2007-116 Class BI 5.94% due 05/25/37(9)(10)(12)	113,935	7,725
6.00% due 06/01/36	32,694	34,248
6.00% due 06/01/37	161,500	169,023
6.00% due 08/01/37	224,030	234,466
6.00% due 09/01/37	437,469	457,847
6.50% due 01/01/36	13,086	13,974
6.50% due 06/01/36	228,176	243,653
6.50% due 07/01/36	73,690	78,608
6.50% due 09/01/36	276,850	295,327
6.50% due 11/01/36	84,531	90,172
6.50% due 07/01/37	73,496	78,378
6.50% due 08/01/37	451,951	481,973
6.50% due 09/01/37	169,671	180,941
6.50% due 10/01/37	849,484	905,912
6.50% due 01/01/38	615,968	656,884
Series 2007-W4, Class 4A2
6.97% due 05/25/37(9)(10)(12)	115,086	11,224
7.00% due 06/01/33	35,201	38,564
Series 2004-W1, Class 2A2
7.00% due 12/25/33(9)	71,662	77,082
7.00% due 04/01/35	40,815	44,675
Series 2005-W4, Class 1A3
7.00% due 08/25/35(9)	27,453	29,374
Series 2001-W3, Class A
7.00% due 09/25/41(9)	11,647	12,463
Series 2003-W3, Class 1A2
7.00% due 08/25/42(9)	26,069	27,893
Series 2004-W12, Class 1A3
7.00% due 07/25/44(9)	25,435	27,470
7.50% due 04/01/24	34,472	37,606
Series 2003-W6, Class PT1
10.25% due 09/25/42(8)(9)	18,728	21,385
Federal National Mtg. Assoc., Grantor Trust Series 2002-T1, Class IO
0.43% due 11/25/31(8)(9)(10)	254,906	3,157
Series 2002-T4, Class IO
0.45% due 12/25/41(9)(10)	1,258,394	16,580
Series 2001-T12, Class IO
0.55% due 08/25/41(9)(10)	227,238	3,497
Series 2002-T4, Class A2
7.00% due 12/25/41(9)	10,611	11,353
Series 2002-T16, Class A2
7.00% due 07/25/42(9)	27,783	29,728
Series 2004-T3, Class 1A3
7.00% due 02/25/44(9)	13,039	13,952
Series 2002-T1, Class A3
7.50% due 11/25/31(9)	34,102	36,852
Series 1999-T2, Class A1
7.50% due 01/19/39(9)	49,756	54,265
Series 2001-T1, Class A1
7.50% due 10/25/40(9)	10,610	11,465
Series 2001-T3, Class A1
7.50% due 11/25/40(9)	3,982	4,303
Series 2001-T4, Class A1
7.50% due 07/25/41(9)	8,857	9,571
Series 2001-T12, Class A2
7.50% due 08/25/41(9)	15,158	16,380
Series 2002-T4, Class A3
7.50% due 12/25/41(9)	46,350	50,087
Series 2002-T12, Class A3
7.50% due 05/25/42(9)	16,493	17,823
Series 2004-T2, Class 1A4
7.50% due 11/25/43(9)	19,448	21,016
Series 2004-T3, Class 1A4
7.50% due 02/25/44(9)	2,110	2,281

Series 2004-T3, Class PT1
8.89% due 01/25/44(8)(9)	36,888	39,909
Series 2002-T1, Class A4
9.50% due 11/25/31(9)	7,931	8,580
Series 2002-T4, Class A4
9.50% due 12/25/41(9)	5,882	6,687
Federal National Mtg. Assoc., REMIC Series 2005-65, Class ER
0.00% due 08/25/35(9)(11)	42,934	39,754
Series 2001-50, Class BI
0.44% due 10/25/41(8)(9)(10)	400,170	5,152
Series 2004-46, Class PJ
5.69% due 03/25/34(9)(10)(12)	236,767	24,727
Series 2005-58, Class IK
5.69% due 07/25/35(9)(10)(12)	124,697	13,975
Series 2008-1, Class HI
5.89% due 05/25/37(9)(10)(12)	89,821	7,402
Series 2008-1, Class AI
5.94% due 05/25/37(9)(10)(12)	167,494	13,920
Series 2007-30, Class LI
6.13% due 04/25/37(9)(10)(12)	151,227	13,735
Series 2007-116, Class IA
6.19% due 05/25/37(9)(10)(12)	125,560	8,886
Series 2006-85, Class TS
6.25% due 09/25/36(9)(10)(12)	115,343	10,126
Series 2006-17, Class SI
6.27% due 03/25/36(9)(10)(12)	91,399	7,813
Series 2006-96, Class ES
6.27% due 10/25/36(9)(10)(12)	68,729	6,372
Series 2005-122, Class SW
6.29% due 11/25/35(9)(10)(12)	86,788	8,235
Series 2006-8, Class JH
6.29% due 03/25/36(9)(10)(12)	64,321	6,498
Series 2006-8, Class PS
6.29% due 03/25/36(9)(10)(12)	173,027	17,134
Series 2009-12, Class CI
6.29% due 03/25/36(9)(10)(12)	308,176	32,743
Series 2006-111, Class SA
6.31% due 11/25/36(9)(10)(12)	75,403	7,073
Series 2006-109, Class SG
6.32% due 11/25/36(9)(10)(12)	69,916	6,642
Series 2006-115, Class EI
6.33% due 12/25/36(9)(10)(12)	366,229	34,383
Series 2006-117, Class SA
6.33% due 12/25/36(9)(10)(12)	70,555	6,555
Series 2006-121, Class SD
6.33% due 12/25/36(9)(10)(12)	88,293	8,200
Series 2005-17, Class SA
6.39% due 03/25/35(9)(10)(12)	105,902	11,127
Series 2005-17, Class SE
6.39% due 03/25/35(9)(10)(12)	115,144	12,242
Series 2005-57, Class DI
6.39% due 03/25/35(9)(10)(12)	236,243	21,272
Series 2005-23, Class SG
6.39% due 04/25/35(9)(10)(12)	118,820	12,758
Series 2005-54, Class SA
6.39% due 06/25/35(9)(10)(12)	147,221	14,674
Series 2005-84, Class SG
6.39% due 10/25/35(9)(10)(12)	156,154	16,728
Series 2005-95, Class CI
6.39% due 11/25/35(9)(10)(12)	95,321	10,197
Series 2006-31, Class SX
6.39% due 05/25/36(9)(10)(12)	66,963	7,119
Series 2006-36, Class SP
6.39% due 05/25/36(9)(10)(12)	66,584	6,875
Series 2005-45, Class EW
6.41% due 06/25/35(9)(10)(12)	81,236	7,774
Series 2005-45, Class SR
6.41% due 06/25/35(9)(10)(12)	209,754	19,571
Series 2005-82, Class SY
6.42% due 09/25/35(9)(10)(12)	160,456	15,196
Series 2005-17, Class ES
6.44% due 03/25/35(9)(10)(12)	79,021	8,140
Series 2005-17, Class SY
6.44% due 03/25/35(9)(10)(12)	59,241	6,153
Series 2006-79, Class SI
6.44% due 05/25/36(9)(10)(12)	130,052	13,540
Series 2007-30, Class WI
6.45% due 04/25/37(9)(10)(12)	74,956	7,182
Series 2008-41, Class S
6.49% due 11/25/36(9)(10)(12)	107,453	10,700
Series 2008-20, Class SA
6.68% due 03/25/38(9)(10)(12)	126,054	11,544
Series 2005-65, Class KI
6.69% due 08/25/35(9)(10)(12)	214,113	21,746
Series 2004-60, Class SW
6.74% due 04/25/34(9)(10)(12)	180,277	20,235
Series 2003-122, Class SA
6.79% due 02/25/28(9)(10)(12)	114,672	9,094
Series 2003-122, Class SJ
6.79% due 02/25/28(9)(10)(12)	120,392	9,524
Series 2004-24, Class CS
6.84% due 01/25/34(9)(10)(12)	98,397	11,515
Series 2004-89, Class EI
6.84% due 08/25/34(9)(10)(12)	251,749	27,597

Series 2005-52, Class DC
6.89% due 06/25/35(9)(10)(12)	59,102	6,999
Series 2006-24, Class QS
6.89% due 04/25/36(9)(10)(12)	200,100	24,442
Series 2006-43, Class SU
6.89% due 06/25/36(9)(10)(12)	61,171	6,416
Series 2006-125, Class SM
6.89% due 01/25/37(9)(10)(12)	97,868	9,989
Series 2002-14, Class A1
7.00% due 01/25/42(9)	32,764	35,057
Series 2002-26, Class A1
7.00% due 01/25/48(9)	29,925	32,019
Series 2008-7, Class SA
7.24% due 02/25/38(9)(10)(12)	87,585	8,292
Series 2002-33, Class A2
7.50% due 06/25/32(9)	32,268	34,869
Series 2002-14, Class A2
7.50% due 01/25/42(9)	35,270	38,114
Series 2005-45, Class DC
23.16% due 06/25/35(9)(12)	61,670	74,404
Series 2005-99, Class SA
23.42% due 11/25/35(9)(12)	62,611	74,755
Series 2006-8, Class HP
23.42% due 03/25/36(9)(12)	69,254	83,316
Series 2005-74, Class CP
23.60% due 05/25/35(9)(12)	61,183	73,367
Federal National Mtg. Assoc., STRIPS Series 385, Class 3
5.00% due 01/25/38(9)(10)	172,518	24,871
Series 381, Class 14
6.50% due 04/25/37(9)(10)	75,453	9,968
		15,037,433
Government National Mtg. Assoc. — 1.2%
Series 2007-6, Class TD
0.00% due 02/20/37(9)(11)	8,748	8,738
Series 2007-35, Class UF
0.00% due 06/16/37(9)(11)	6,641	6,536
Series 2007-33, Class TB
0.00% due 06/20/37(9)(11)	14,948	14,891
Series 2007-49, Class UF
0.00% due 08/20/37(9)(11)	3,749	3,629
4.50% due July TBA	2,000,000	1,996,250
Series 2004-41, Class SG
5.69% due 03/20/34(9)(10)(12)	100,534	5,572
Series 2005-3, Class SN
5.79% due 01/20/35(9)(10)(12)	89,189	7,152
Series 2005-17, Class S
5.87% due 02/20/35(9)(10)(12)	73,094	6,183
Series 2007-17, Class IC
5.93% due 04/16/37(9)(10)(12)	66,329	6,035
Series 2006-10, Class SM
5.94% due 03/20/36(9)(10)(12)	262,707	21,064
Series 2006-16, Class SX
5.98% due 03/20/36(9)(10)(12)	79,370	6,367
Series 2005-65, Class SI
6.04% due 08/20/35(9)(10)(12)	52,586	4,408
Series 2005-71, Class SA
6.04% due 09/16/35(9)(10)(12)	74,839	9,279
Series 2009-35, Class SP
6.08% due 05/16/37(9)(10)(12)	183,803	16,939
Series 2008-2, Class SM
6.18% due 01/16/38(9)(10)(12)	108,230	9,337
Series 2006-26, Class S
6.19% due 06/20/36(9)(10)(12)	229,790	19,567
Series 2007-53, Class SY
6.42% due 09/20/37(9)(10)(12)	89,443	8,777
Series 2007-68, Class PI
6.34% due 11/20/37(9)(10)(12)	91,089	7,540
Series 2004-88, Class S
6.39% due 04/20/32(9)(10)(12)	50,980	3,267
Series 2007-58, Class PS
6.39% due 10/20/37(9)(10)(12)	532,143	41,325
Series 2005-84, Class AS
6.49% due 11/20/35(9)(10)(12)	60,721	5,679
6.50% due 08/20/37	224,089	237,382
6.50% due 09/20/37	56,355	59,698
Series 2007-47, Class SA
6.78% due 08/16/36(9)(10)(12)	115,095	12,739
Series 2004-26, Class IS
6.88% due 04/16/34(9)(10)(12)	53,662	3,970
		2,522,324
Total U.S. Government Agencies (cost $17,881,949)		18,922,326

EXCHANGE TRADED FUNDS — 2.5%
Finance-Other Services — 0.2%
SPDR KBW Bank Index Fund	24,300	438,615
Index Fund — 0.2%
iShares MSCI EAFE Index Fund	6,997	320,533
iShares MSCI Taiwan Index Fund	14,247	143,752
		464,285
Index Fund-Large Cap — 1.6%
SPDR Trust, Series 1	38,692	3,556,568
Index Fund-Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	2,265	128,403
iShares Russell 2000 Value Index Fund	3,549	165,135
		293,538
Mid-Cap Equity Funds — 0.2%
Midcap SPDR Trust Series 1	3,300	347,523
Sector Fund - Real Estate — 0.2%
iShares Dow Jones U.S. Real Estate Index Fund	10,400	336,336
Total Exchange Traded Funds (cost $5,236,513)		5,436,865
EQUITY CERTIFICATES—0.3%
Banks-Commercial—0.1%
Citigroup Global Markets Holdings Inc. - Qatar National Bank (3)	3,963	130,601
UBS AG - Bank of Baroda (2)(3)	10,162	94,503
		225,104
Building-Heavy Construction—0.0%
UBS AG-IVRCL Infrastructures and Projects, Ltd.(2)(3)	7,667	54,774
Real Estate Development — 0.1%
Merrill Lynch International, Inc. - Aldar Properties PJSC(3)	139,757	145,350
Steel-Producers—0.0%
UBS AG-Baoshah Iron & Steel Co., Ltd.(3)	76,800	79,142
Telecommunications—0.1%
Citigroup Global Markets Holdings Inc.-Qatar Telecom QSC(3)	3,950	147,473
Total Equity Certificates
(cost $696,481)		651,843
RIGHTS—0.0%
Energy-Alternate Sources —0.0%
Renewable Energy Corp. AS†
(cost $3)	1	4
WARRANTS — 0.1%
Advertising Services — 0.1%
Vertis Holding, Inc. Expires 10/15/18 (strike price $0.01)†(24)
(cost $0)	88	0
OPTIONS - PURCHASED — 0.0%
Options - Purchased (cost $13,490)(23)	60,746	7,798
Total Long-Term Investment Securities (cost $200,857,700)		180,973,710

SHORT-TERM INVESTMENT SECURITIES — 18.8%
Commercial Paper — 8.0%
Alpine Securitzation 0.27% due 07/08/09	2,500,000	2,499,869
Atlantic Asset Securitization Corp. 0.27% due 07/08/09	4,000,000	3,999,790
Gotham Funding Corp 0.29% due 07/09/09	4,000,000	3,999,742
Tulip Funding Corp 0.30% due 07/08/09	2,000,000	1,999,883
Tulip Funding Corp 0.30% due 07/10/09	2,000,000	1,999,850
Victory Receivables Corp. 0.30% due 07/09/09	3,000,000	2,999,800
		17,498,934
U.S. Government Agencies — 6.1%
Federal Home Loan Bank Disc. Notes 0.15% due 07/08/09	6,000,000	5,999,825
Federal Home Loan Mtg. Corp. Disc. Notes 0.16% due 07/13/09	5,000,000	4,999,742
Federal National Mtg. Assoc. Disc. Notes 0.16% due 07/20/09	2,500,000	2,499,789
		13,499,356
U.S. Government Treasuries — 4.7%
United States Treasury Bills
0.18% due 11/19/09(18)	4,542,000	4,537,517
0.18% due 12/17/09(18)	2,330,000	2,326,423
0.26% due 02/11/10(18)	288,000	287,343
United States Cash Management Bills
0.29% due 04/01/10(18)	3,165,000	3,154,353
		10,305,636
Total Short-Term Investment Securities (cost $41,296,332)		41,303,926
REPURCHASE AGREEMENT — 2.2%
Agreement with Banc of America Securities LLC., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $4,974,001 and collateralized by $5,090,000 of United States Cash Management Bills bearing interest at 0.00% due 04/01/10 and having an approximate value of $5,072,970 (cost $4,974,000)	4,974,000	4,974,000
TOTAL INVESTMENTS (cost $247,128,032)(21)	103.3%	227,251,636
Liabilities in excess of other assets	(3.3)	(7,422,727)
NET ASSETS	100.0%	$219,828,909

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $3,962,821 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $50,109,241 representing 22.8% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 2 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security.At June 30, 2009, the aggregate value of these securities was $3,699,913 representing 1.7% of net assets.
(4)

To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

		Shares/			Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

Seagate Technology (Common Stock)	11/22/2000	970	$0	$0	$0	0.00%
Marriott Vacation Club Owner Trust, Series 2002-1A,Class A1 1.02% due 12/20/24	11/13/2002	8,349	8,349	7,574	91	0.00
Freescale Semiconductor, Inc. 12.50% due 12/15/14 (Loan Agreement)	3/17/2009	12,081	49,673	10,661	88	0.00
				$18,235		0.00%

(5)	Bond in default
(6)	Company has filed Chapter 11 bankruptcy protection.
(7)	Commercial Mortgage Backed Security
(8)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(9)	Collateralized Mortgage Obligation
(10)	Interest Only
(11)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(12)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2009.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(16)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(17)	Income may be received in cash or additional shares at the discretion of the issuer.
(18)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(19)	Perpetual maturity – maturity date reflects the next call date.
(20)	Consist of more than one class of securities traded together as a unit.
(21)	See Note 4 for cost of investments on a tax basis
(22)	Denominated in US Dollars unless otherwise indicated.
(23)	Options - Purchased

Open call option contracts Purchased at June 30, 2009  were as follows:

							Unrealized
	Contract			Number of		Market Value at	Appreciation
Issue	Month	Strike Price		Contracts/Shares	Cost	June 30, 2009	(Depreciation)

Citigroup, Inc	September 2009	USD	5.00	57,486	$7,473	$2,299	$(5,174)
Porsche VZ AG	August 2009	EUR	47.00	297	1,779	2,233	454
Porsche VZ AG	August 2009	EUR	49.28	418	2,204	2,123	(81)
Wienerberger AG	July 2009	EUR	9.00	2,545	2,034	1,143	(891)
				60,746	$13,490	$7,798	$(5,692)

(24)	Fair Valued Security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(25)	Bond is in default of interest subsequent to June 30, 2009.
(26)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open put option contracts written at June 30, 2009 were as follows:

							Unrealized
	Contract			Number of	Premiums	Market Value at	Appreciation
Issue	Month	Strike Price		Contracts	Received	June 30, 2009	(Depreciation)

Citigroup, Inc	September 2009	USD	5.00	57,486	$118,421	$135,667	$(17,246)
Porsche VZ AG	August 2009	EUR	40.32	455	2,198	1,628	570
Porsche VZ AG	August 2009	EUR	43.00	430	1,777	1,453	324
Wienerberger AG	July 2009	EUR	8.50	3,041	1,840	683	1,157
Wienerberger AG	July 2009	EUR	7.50	3,098	2,033	43	1,990
				64,510	$126,269	$139,474	$(13,205)

Open Futures Contracts

Number						Unrealized
of				Value at	Value as of	Appreciation
Contracts		Description	Expiration Date	Trade Date	June 30, 2009	(Depreciation)

4	Short	90 Day Euro Dollar	September 2009	$992,466	$993,300	$(834)
3	Short	90 Day Euro Dollar	December 2009	726,265	743,213	(16,948)
8	Long	90 Day Euro Dollar	March 2010	1,929,037	1,976,500	47,463
10	Long	90 Day Euro Dollar	June 2010	2,404,788	2,461,375	56,587
10	Long	90 Day Euro Dollar	September 2010	2,398,038	2,452,000	53,962
15	Short	Amsterdam Index	July 2009	1,085,643	1,070,560	15,083
23	Long	Australia 10YR Bonds	September 2009	13,598,976	13,608,785	9,809
39	Long	CAC40 10 Euro	July 2009	1,766,256	1,715,252	(51,004)
16	Long	Canada 10YR Bonds	September 2009	1,664,428	1,671,111	6,683
3	Long	DAX Index	September 2009	515,463	506,933	(8,530)
322	Short	Dow Jones Euro STOXX 50	September 2009	10,991,674	10,829,103	162,571
5	Long	Euro-BOBL	September 2009	804,421	809,564	5,143
50	Long	Euro-Bund	September 2009	8,325,791	8,490,432	164,641
49	Short	FTSE 100 Index	September 2009	3,480,310	3,402,606	77,704
20	Short	Hang Seng Index	July 2009	2,376,457	2,376,758	(301)
3	Short	IBEX 35 Index	July 2009	399,104	408,828	(9,724)
1	Long	Japan 10YR Bonds	September 2009	4,276,742	4,300,185	23,443
7	Short	Japan 10YR Mini	September 2009	985,370	1,004,103	(18,733)
2	Short	Long Gilt	September 2009	1,944,794	1,943,951	843
13	Short	MSCI Singapore Index	July 2009	500,195	500,967	(772)
40	Short	NASDAQ 100 E-Mini Index	September 2009	1,195,760	1,181,000	14,760
97	Short	OMXS 30 Index	July 2009	994,875	994,750	125
76	Short	Russell 2000 Mini	September 2009	3,972,748	3,854,720	118,028
706	Long	S&P 500 E-Mini Index	September 2009	43,620,333	42,936,950	(683,383)
127	Long	S&P Mid 400 E-Mini Index	September 2009	7,561,834	7,324,090	(237,744)
38	Long	SPI 200	September 2009	5,504,599	5,509,187	4,588
33	Short	Topix Index	September 2009	6,413,772	6,429,156	(15,384)
59	Long	US Treasury 10YR Notes	September 2009	16,850,006	16,858,516	8,510
75	Short	US Treasury 2YR Notes	September 2009	16,245,992	16,216,407	29,585
80	Short	US Treasury 5YR Notes	September 2009	9,269,374	9,177,500	91,874
23	Short	US Treasury Long Bonds	September 2009	3,909,387	3,905,860	3,527
						$(148,428)

TOTAL RETURN SWAP CONTRACTS(2)(3)

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments (Paid) by Portfolio	Total return received by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
JP Morgan Securities, Inc.	$4,873	08/19/2009	(3 month USD-LIBOR-BBA minus 125 bps)	iShares MSCI Emerging Market Index	$298,454
Goldman Sachs International	5,351	08/28/2009	(3 month USD-LIBOR-BBA minus 85 bps)	iShares MSCI Emerging Market Index	(165,704)
Morgan Stanley & Co., Inc.	194	07/30/2009	(3 month USD-LIBOR-BBA minus 330 bps)	MSCI Equity Index	65,326
UBS Securities, LLC	44	06/28/2010	(3 month USD-LIBOR-BBA minus 115 bps)	MSCI Equity Index	(699)
Net Unrealized Appreciation (Depreciation)					$197,377

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

Open Forward Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	AUD	2,177,100	USD	1,759,979	7/15/2009	$7,328
*	CAD	2,004,900	USD	1,844,874	7/15/2009	121,088
*	CHF	307,500	USD	288,511	7/15/2009	5,458
*	EUR	8,580,400	USD	12,189,214	7/15/2009	152,068
*	GBP	3,712,400	USD	6,118,952	7/15/2009	11,372
*	JPY	324,596,800	USD	3,389,755	7/15/2009	19,805
*	NOK	5,491,600	USD	888,332	7/15/2009	34,583
*	SEK	12,758,300	USD	1,700,979	7/15/2009	47,265
*	SGD	1,794,100	USD	1,243,766	7/15/2009	5,262
*	USD	860,447	AUD	1,084,000	7/15/2009	12,215
*	USD	78,401	CHF	85,700	7/15/2009	485
*	USD	747,803	EUR	539,900	7/15/2009	9,604
*	USD	983,737	GBP	602,300	7/15/2009	7,157
*	USD	514,032	HKD	3,983,600	7/15/2009	30
*	USD	83,562	JPY	8,124,500	7/15/2009	787
						434,507

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	(Depreciation)
*	AUD	1,084,000	USD	860,430	7/15/2009	$(12,231)
*	EUR	21,600	USD	29,961	7/15/2009	(341)
*	HKD	1,635,600	USD	211,053	7/15/2009	(13)
*	USD	1,215,779	AUD	1,505,300	7/15/2009	(3,955)
*	USD	744,556	CAD	808,100	7/15/2009	(49,763)
*	USD	1,081,777	CHF	1,149,700	7/15/2009	(23,483)
	USD	53,259	DKK	277,300	7/15/2009	(1,033)
*	USD	6,764,889	EUR	4,760,800	7/15/2009	(86,127)
*	USD	3,240,842	GBP	1,967,000	7/15/2009	(4,766)
*	USD	48,937	HKD	379,200	7/15/2009	(3)
*	USD	474,532	JPY	45,457,700	7/15/2009	(2,592)
*	USD	517,079	NOK	3,195,000	7/15/2009	(20,369)
*	USD	1,219,356	SEK	9,155,000	7/15/2009	(32,696)
*	USD	688,454	SGD	993,300	7/15/2009	(2,759)
						(240,131)
	Net Unrealized Appreciation/(Depreciation)					$194,376

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

	AUD	— Australian Dollar
	CAD	— Canadian Dollar
	CHF	— Swiss Franc
	DKK	— Danish Krone
	EUR	— Euro Dollar
	GBP	— Pound Sterling
	HKD	— Hong Kong Dollar
	JPY	— Japanese Yen
	NOK	— Norwegian Krone
	SEK	— Swedish Krona
	SGD	— Singapore Dollar
	USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$86,235,559	$50,053,188	@	$21,189	$136,309,936
Preferred Stocks	1,115,816	56,053	@	—	1,171,869
Asset Backed Securities	—	4,833,554		21	4,833,575
Convertible Bonds & Notes	—	26,700		—	26,700
U.S. Corporate Bonds & Notes	—	12,023,092		34,581	12,057,673
Foreign Convertible Bonds & Notes	—	18,937		—	18,937
Foreign Corporate Bonds & Notes	—	1,464,646		—	1,464,646
Loans	—	—		10,661	10,661
Taxable Municipal Notes	—	60,877		—	60,877
U.S. Government Agencies	—	18,922,326		—	18,922,326
Exchange Traded Funds	5,436,865	—		—	5,436,865
Equity Certificates	—	651,843		—	651,843
Rights	—	4		—	4
Warrants	—	—		0	0
Options-Purchased	7,798	—		—	7,798
Short-Term Investment Securities:
Commercial Paper	—	17,498,934		—	17,498,934
U.S. Government Agencies	—	13,499,356		—	13,499,356
U.S. Treasuries	10,305,636	—		—	10,305,636
Repurchase Agreements	—	4,974,000		—	4,974,000
Other Financial Instruments†
Options-Written Appreciation	3,471	570		—	4,041
Options-Written Depreciation	(17,246)	—		—	(17,246)
Futures Appreciation	894,929	—		—	894,929
Futures Depreciation	(1,043,357)	—		—	(1,043,357)
Total Return Swaps Appreciation	—	363,780		—	363,780
Total Return Swaps Depreciation	—	(166,403)		—	(166,403)
Forward Foreign Currency Contracts Appreciation	—	434,507		—	434,507
Forward Foreign Currency Contracts Depreciation	—	(240,131)		—	(240,131)

Total	$102,939,471	$124,475,833		$66,452	$227,481,756

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans	Warrants

Balance as of 03/31/2009	$20,066	$2,945	$32,154	$6,313	$0
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	(13,109)	—	(67)	—
Change in unrealized appreciation(depreciation)	1,123	12,807	2,427	4,445	—
Net purchases(sales)	—	(2,622)	—	(30)	—
Transfers in and/or out of Level 3	—	—	—	—	—
Balance as of 06/30/2009	$21,189	$21	$34,581	$10,661	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 99.6%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	16,700	$1,346,855
Agricultural Chemicals — 0.8%
Monsanto Co.	14,100	1,048,194
Potash Corp. of Saskatchewan, Inc.	4,100	381,505
		1,429,699
Applications Software — 2.0%
Microsoft Corp.	120,750	2,870,228
Salesforce.com, Inc.†	18,800	717,596
		3,587,824
Athletic Footwear — 0.8%
NIKE, Inc., Class B	28,700	1,486,086
Banks-Fiduciary — 2.5%
Northern Trust Corp.	17,800	955,504
State Street Corp.	49,800	2,350,560
The Bank of New York Mellon Corp.	36,700	1,075,677
		4,381,741
Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	11,600	450,196
US Bancorp	45,200	809,984
Wells Fargo & Co.	56,100	1,360,986
		2,621,166
Beverages-Non-alcoholic — 2.6%
PepsiCo, Inc.	55,500	3,050,280
The Coca-Cola Co.	33,000	1,583,670
		4,633,950
Casino Hotels — 0.1%
MGM Mirage†	28,200	180,198
Cellular Telecom — 0.7%
Leap Wireless International, Inc.†	20,700	681,651
MetroPCS Communications, Inc.†	47,600	633,556
		1,315,207
Commercial Services — 0.4%
Quanta Services, Inc.†	29,700	686,961
Commercial Services-Finance — 5.5%
Automatic Data Processing, Inc.	37,800	1,339,632
Companhia Brasileira de Meios de Pagamento†	69,000	593,340
Mastercard, Inc., Class A	10,800	1,806,948
Moody’s Corp.	25,000	658,750
The Western Union Co.	142,900	2,343,560
Visa, Inc., Class A	49,000	3,050,740
		9,792,970
Computer Aided Design — 0.6%
Autodesk, Inc.†	58,700	1,114,126
Computer Services — 0.9%
Accenture, Ltd., Class A	48,600	1,626,156
Computers — 6.0%
Apple, Inc.†	63,100	8,987,333
Research In Motion, Ltd.†	22,800	1,619,940
		10,607,273
Cosmetics & Toiletries — 1.3%
The Procter & Gamble Co.	45,992	2,350,191
Data Processing/Management — 0.7%
Fiserv, Inc.†	25,600	1,169,920
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	14,200	433,384
Diversified Banking Institutions — 4.2%
Bank of America Corp.	174,000	2,296,800
JPMorgan Chase & Co.	68,800	2,346,768
Morgan Stanley	42,000	1,197,420
The Goldman Sachs Group, Inc.	11,200	1,651,328
		7,492,316
Diversified Financial Services — 0.7%
IntercontinentalExchange, Inc.†	10,800	1,233,792
Diversified Manufacturing Operations — 3.6%
3M Co.	12,600	757,260
Danaher Corp.	91,500	5,649,210
		6,406,470
Diversified Minerals — 0.7%
BHP Billiton, Ltd.(1)	44,100	1,208,667
E-Commerce/Products — 4.3%
Amazon.com, Inc.†	90,300	7,554,498
E-Commerce/Services — 0.9%
Expedia, Inc.†	60,759	918,068
Priceline.com, Inc.†	6,000	669,300
		1,587,368
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A†	44,100	1,093,239
Intel Corp.	63,300	1,047,615
		2,140,854
Finance-Credit Card — 0.8%
American Express Co.	55,000	1,278,200
Redecard SA	11,800	181,562
		1,459,762
Finance-Investment Banker/Broker — 0.5%
The Charles Schwab Corp.	47,000	824,380
Food-Misc. — 1.4%
Danone(1)	22,996	1,137,242
Nestle SA(1)	33,595	1,267,914
		2,405,156
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	2,400	125,952
Hotel/Motels — 0.5%
Marriott International, Inc., Class A	39,645	874,965
Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	36,900	1,375,632
Industrial Gases — 1.4%
Praxair, Inc.	35,300	2,508,771
Internet Application Software — 0.8%
Tencent Holdings, Ltd.(1)	125,400	1,454,410
Internet Security — 1.9%
McAfee, Inc.†	48,300	2,037,777
VeriSign, Inc.†	74,000	1,367,520
		3,405,297
Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	3,300	578,886

Franklin Resources, Inc.	9,300	669,693
		1,248,579
Machinery-Farming — 0.4%
Deere & Co.	18,500	739,075
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	7,600	1,243,816
St. Jude Medical, Inc.†	33,600	1,380,960
		2,624,776
Medical Products — 0.9%
Becton, Dickinson & Co.	2,900	206,799
Covidien PLC	15,325	573,768
Stryker Corp.	22,100	878,254
		1,658,821
Medical-Biomedical/Gene — 3.1%
Celgene Corp.†	20,800	995,072
Gilead Sciences, Inc.†	86,100	4,032,924
Illumina, Inc.†	9,500	369,930
		5,397,926
Medical-Drugs — 1.9%
Allergan, Inc.	44,900	2,136,342
Elan Corp. PLC ADR†	75,800	482,846
Novo Nordisk A/S, Class B(1)	14,202	771,908
		3,391,096
Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	22,800	1,124,952
Medical-HMO — 1.0%
WellPoint, Inc.†	34,300	1,745,527
Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	34,700	1,526,800
Multimedia — 1.6%
The McGraw-Hill Cos., Inc.	93,600	2,818,296
Networking Products — 2.0%
Cisco Systems, Inc.†	110,000	2,050,400
Juniper Networks, Inc.†	60,500	1,427,800
		3,478,200
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	44,100	1,076,481
Oil Companies-Exploration & Production — 1.1%
EOG Resources, Inc.	16,800	1,141,056
Occidental Petroleum Corp.	11,700	769,977
		1,911,033
Oil Companies-Integrated — 3.6%
Chevron Corp.	11,400	755,250
Exxon Mobil Corp.	28,734	2,008,794
Murphy Oil Corp.	14,000	760,480
Petroleo Brasileiro SA ADR	70,600	2,355,216
Suncor Energy, Inc.	16,600	503,644
		6,383,384
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	36,500	1,032,950
Oil-Field Services — 2.4%
Schlumberger, Ltd.	62,700	3,392,697
Smith International, Inc.	33,700	867,775
		4,260,472
Pharmacy Services — 5.0%
Express Scripts, Inc.†	48,000	3,300,000
Medco Health Solutions, Inc.†	121,900	5,559,859
		8,859,859
Retail-Auto Parts — 1.7%
AutoZone, Inc.†	15,100	2,281,761
O’Reilly Automotive, Inc.†	20,400	776,832
		3,058,593
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	49,500	960,795
Retail-Discount — 2.6%
Costco Wholesale Corp.	29,100	1,329,870
Dollar Tree, Inc.†	23,200	976,720
Wal-Mart Stores, Inc.	46,300	2,242,772
		4,549,362
Retail-Drug Store — 1.0%
CVS Caremark Corp.	54,381	1,733,122
Retail-Restaurants — 1.6%
McDonald’s Corp.	23,400	1,345,266
Yum! Brands, Inc.	43,100	1,436,954
		2,782,220
Schools — 0.6%
Apollo Group, Inc., Class A†	14,600	1,038,352
Semiconductor Components-Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.†	117,000	1,361,880
Telecom Services — 0.1%
Bharti Airtel, Ltd. (1)	8,265	138,903
Transport-Rail — 0.2%
Union Pacific Corp.	6,000	312,360
Transport-Services — 1.4%
Expeditors International of Washington, Inc.	38,600	1,286,924
United Parcel Service, Inc., Class B	24,300	1,214,757
		2,501,681
Web Portals/ISP — 4.1%
Google, Inc., Class A†	17,000	7,167,030
Wireless Equipment — 5.8%
American Tower Corp., Class A†	191,700	6,044,301
QUALCOMM, Inc.	94,000	4,248,800
		10,293,101
Total Long-Term Investment Securities (cost $182,504,024)		175,997,623
SHORT-TERM INVESTMENT SECURITY — 0.0%
Registered Investment Company — 0.0%
T. Rowe Price Reserve Investment Fund (cost $31,411)	31,411	31,411

TOTAL INVESTMENTS (cost $182,535,435)(2)	99.6%	176,029,034
Other assets less liabilities	0.4	779,613
NET ASSETS	100.0%	$176,808,647

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $5,979,044 representing 3.4% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Commercial Services-Finance	$9,792,970	$—		$—	$9,792,970
Pharmacy Services	8,859,859	—		—	8,859,859
Wireless Equipment	10,293,101	—		—	10,293,101
Other Industries*	141,072,649	5,979,044	@	—	147,051,693
Short-Term Investment Securities:
Registered Investment Companies	—	31,411		—	31,411

Total	$170,018,579	$6,010,455		$—	$176,029,034

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,335	$105,319
Aerospace/Defense — 0.4%
Boeing Co.	5,965	253,513
General Dynamics Corp.	3,743	207,325
Lockheed Martin Corp.	5,476	441,639
Rockwell Collins, Inc.	2,655	110,793
		1,013,270
Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	21,881	1,136,937
Agricultural Chemicals — 1.4%
CF Industries Holdings, Inc.	544	40,332
Monsanto Co.	42,129	3,131,870
Syngenta AG(3)	298	69,200
		3,241,402
Agricultural Operations — 0.5%
Bunge, Ltd.	18,350	1,105,588
Airlines — 0.0%
Southwest Airlines Co.	4,843	32,593
Apparel Manufacturers — 0.5%
Coach, Inc.	42,284	1,136,594
Polo Ralph Lauren Corp.	540	28,912
		1,165,506
Applications Software — 3.0%
Citrix Systems, Inc.†	2,002	63,844
Compuware Corp.†	4,056	27,824
Intuit, Inc.†	5,416	152,514
Microsoft Corp.	280,880	6,676,518
Salesforce.com, Inc.†	1,780	67,943
		6,988,643
Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,495	336,311
Audio/Video Products — 0.0%
Harman International Industries, Inc.	628	11,806
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,088	197,921
Banks-Commercial — 0.0%
First Horizon National Corp.†	1,585	19,020
Banks-Fiduciary — 0.3%
Northern Trust Corp.	9,678	519,515
State Street Corp.	3,807	179,690
		699,205
Beverages-Non-alcoholic — 2.5%
Dr. Pepper Snapple Group, Inc.†	2,596	55,009
Pepsi Bottling Group, Inc.	1,214	41,082
PepsiCo, Inc.	58,426	3,211,093
The Coca-Cola Co.	51,005	2,447,730
		5,754,914
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	933	40,100
Constellation Brands, Inc., Class A†	1,385	17,562
		57,662
Brewery — 1.2%
Anheuser-Busch InBev NV(3)	73,400	2,657,266
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	682	18,980
Building-Residential/Commercial — 0.0%
Centex Corp.	856	7,242
D.R. Horton, Inc.	1,571	14,704
KB Home	732	10,014
Pulte Homes, Inc.	1,763	15,567
		47,527
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	53,307	772,418
The DIRECTV Group, Inc.†	3,690	91,180
Time Warner Cable, Inc.	2,303	72,936
		936,534
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	1,135	40,066

Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	11,345	439,279
MetroPCS Communications, Inc.†	1,698	22,600
		461,879
Chemicals-Diversified — 0.2%
Israel Chemicals, Ltd(3)	36,415	358,453
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,815	109,757
International Flavors & Fragrances, Inc.	752	24,605
Sigma-Aldrich Corp.	1,371	67,947
		202,309
Coal — 0.1%
CONSOL Energy, Inc.	3,028	102,831
Peabody Energy Corp.	3,003	90,570
		193,401
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	1,649	88,634
Commercial Services — 0.5%
Iron Mountain, Inc.†	42,581	1,224,204
Quanta Services, Inc.†	1,177	27,224
		1,251,428
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	4,373	154,979
Equifax, Inc.	2,116	55,228
Global Payments, Inc.	19,530	731,594
Mastercard, Inc., Class A	3,484	582,908
Moody’s Corp.	1,216	32,042
Paychex, Inc.	5,383	135,652
The Western Union Co.	88,316	1,448,382
Total System Services, Inc.	3,305	44,254
Visa, Inc., Class A	20,360	1,267,613
		4,452,652
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,829	72,674
Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	1,063	47,218

Cognizant Technology Solutions Corp., Class A†	40,737	1,087,678
		1,134,896
Computers — 12.4%
Apple, Inc.†	107,249	15,275,475
Dell, Inc.†	124,291	1,706,515
Hewlett-Packard Co.	26,001	1,004,939
International Business Machines Corp.	22,657	2,365,844
Research In Motion, Ltd.†	118,265	8,402,728
		28,755,501
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,419	33,247
Computers-Memory Devices — 0.2%
EMC Corp.†	22,608	296,165
NetApp, Inc.†	5,544	109,328
SanDisk Corp.†	3,803	55,866
Western Digital Corp.†	3,732	98,898
		560,257
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,309	20,748
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	4,374	229,329
Containers-Metal/Glass — 0.0%
Ball Corp.	1,575	71,127
Owens-Illinois, Inc.†	705	19,747
		90,874
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,128	24,478
Sealed Air Corp.	1,622	29,926
		54,404
Cosmetics & Toiletries — 2.6%
Avon Products, Inc.	33,786	871,003
Colgate-Palmolive Co.	19,944	1,410,839
The Estee Lauder Cos., Inc., Class A	1,945	63,543
The Procter & Gamble Co.	71,941	3,676,185
		6,021,570
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	891	72,358
Fiserv, Inc.†	2,608	119,186
		191,544
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,220	37,235
Patterson Cos., Inc.†	1,533	33,266
		70,501
Dialysis Centers — 0.0%
DaVita, Inc.†	1,733	85,714
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	10,709	797,285
Distribution/Wholesale — 0.2%
Fastenal Co.	2,166	71,846
WW Grainger, Inc.	5,519	451,896
		523,742
Diversified Banking Institutions — 2.8%
JPMorgan Chase & Co.	71,310	2,432,384
Morgan Stanley	36,620	1,044,036
The Goldman Sachs Group, Inc.	20,689	3,050,386
		6,526,806
Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	1,221	139,487
Diversified Manufacturing Operations — 0.7%
3M Co.	11,640	699,564
Danaher Corp.	9,314	575,046
Illinois Tool Works, Inc.	3,287	122,737
ITT Corp.	1,739	77,385
Parker Hannifin Corp.	1,480	63,581
		1,538,313
Diversified Minerals — 0.5%
Vale SA ADR	66,545	1,173,188
Diversified Operations — 0.0%
Leucadia National Corp.†	1,793	37,814
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	5,402	451,931
E-Commerce/Services — 0.2%
eBay, Inc.†	18,116	310,327
Expedia, Inc.†	1,517	22,922
		333,249
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,558	244,879
Electronic Components-Semiconductors — 1.0%
Advanced Micro Devices, Inc.†	3,477	13,456
Altera Corp.	4,919	80,081
Broadcom Corp., Class A†	33,054	819,409
Intel Corp.	44,938	743,724
LSI Corp.†	4,133	18,846
MEMC Electronic Materials, Inc.†	3,746	66,716
National Semiconductor Corp.	3,272	41,064
NVIDIA Corp.†	5,768	65,121
QLogic Corp.†	1,275	16,167
Texas Instruments, Inc.	21,347	454,691
Xilinx, Inc.	2,679	54,812
		2,374,087
Electronic Connectors — 0.4%
Amphenol Corp., Class A	31,701	1,003,020
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,779	248,446
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,756	116,904
FLIR Systems, Inc.†	2,519	56,829
		173,733
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,270	88,113
Engineering/R&D Services — 1.8%
ABB, Ltd.†(3)	217,861	3,429,240

ABB, Ltd. ADR	33,480	528,315
Fluor Corp.	1,477	75,755
Jacobs Engineering Group, Inc.†	1,159	48,782
		4,082,092
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,436	85,772
Enterprise Software/Service — 3.3%
BMC Software, Inc.†	3,100	104,749
CA, Inc.	3,900	67,977
Novell, Inc.†	2,951	13,368
Oracle Corp.	343,318	7,353,872
		7,539,966
Entertainment Software — 1.3%
Activision Blizzard, Inc.†	112,460	1,420,370
Electronic Arts, Inc.†	77,663	1,686,840
		3,107,210
Filtration/Separation Products — 0.0%
Pall Corp.	949	25,205
Finance-Consumer Loans — 0.0%
SLM Corp.†	7,837	80,486
Finance-Credit Card — 0.2%
American Express Co.	13,336	309,929
Discover Financial Services	4,763	48,916
		358,845
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	8,104	10,373
The Charles Schwab Corp.	79,257	1,390,168
		1,400,541
Finance-Other Services — 1.6%
CME Group, Inc.	11,227	3,492,832
NYSE Euronext	4,358	118,755
The NASDAQ OMX Group, Inc.†	1,313	27,980
		3,639,567
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,457	6,309
Food-Confectionery — 0.0%
The Hershey Co.	2,778	100,008
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,958	37,574
Food-Meat Products — 0.0%
Hormel Foods Corp.	515	17,788
Food-Misc. — 0.5%
Campbell Soup Co.	3,347	98,469
General Mills, Inc.	2,978	166,828
H.J. Heinz Co.	3,112	111,098
Kellogg Co.	4,232	197,084
Kraft Foods, Inc., Class A	22,360	566,602
McCormick & Co., Inc.	1,201	39,069
		1,179,150
Food-Retail — 0.0%
The Kroger Co.	4,374	96,447
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,888	222,282
Gold Mining — 0.1%
Newmont Mining Corp.	3,200	130,784
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	883	45,501
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	39,785	878,055
Starwood Hotels & Resorts Worldwide, Inc.	31,100	690,420
		1,568,475
Human Resources — 0.0%
Monster Worldwide, Inc.†	761	8,987
Robert Half International, Inc.	2,562	60,515
		69,502
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,377	76,349
Industrial Gases — 0.4%
Praxair, Inc.	13,189	937,342
Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	47,895	1,952,679
Waters Corp.†	1,616	83,176
		2,035,855
Insurance Brokers — 0.0%
AON Corp.	1,856	70,287
Insurance-Life/Health — 0.1%
AFLAC, Inc.	4,388	136,423
Torchmark Corp.	610	22,594
		159,017
Insurance-Multi-line — 0.6%
ACE, Ltd.	28,335	1,253,257
Loews Corp.	2,543	69,678
		1,322,935
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,951	117,686
The Progressive Corp.†	11,416	172,496
		290,182
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,897	55,564
Internet Security — 0.1%
McAfee, Inc.†	1,276	53,834
Symantec Corp.†	7,951	123,718
VeriSign, Inc.†	3,232	59,727
		237,279
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	1,050	25,294
Franklin Resources, Inc.	2,525	181,825
T. Rowe Price Group, Inc.	2,998	124,927
		332,046
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,057	24,142
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	10,086	333,241

Machinery-Farming — 0.1%
Deere & Co.	4,110	164,195
Medical Information Systems — 0.0%
IMS Health, Inc.	3,047	38,697
Medical Instruments — 1.0%
Boston Scientific Corp.†	9,343	94,738
Intuitive Surgical, Inc.†	635	103,924
Medtronic, Inc.	18,745	654,013
St. Jude Medical, Inc.†	34,226	1,406,689
		2,259,364
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	5,015	339,967
Quest Diagnostics, Inc.	1,510	85,209
		425,176
Medical Products — 3.5%
Baxter International, Inc.	40,547	2,147,369
Becton, Dickinson & Co.	2,208	157,452
Hospira, Inc.†	1,264	48,689
Johnson & Johnson	77,762	4,416,882
Stryker Corp.	3,994	158,722
Varian Medical Systems, Inc.†	2,101	73,829
Zimmer Holdings, Inc.†	23,986	1,021,804
		8,024,747
Medical-Biomedical/Gene — 6.3%
Amgen, Inc.†	16,970	898,392
Amylin Pharmaceuticals, Inc.†	51,560	696,060
Biogen Idec, Inc.†	4,837	218,391
Celgene Corp.†	100,106	4,789,071
Charles River Laboratories International, Inc.†	21,250	717,187
Genzyme Corp.†	2,397	133,441
Gilead Sciences, Inc.†	147,673	6,917,003
Life Technologies Corp.†	1,318	54,987
Millipore Corp.†	511	35,877
		14,460,409
Medical-Drugs — 1.8%
Abbott Laboratories	13,212	621,493
Allergan, Inc.	2,526	120,187
Cephalon, Inc.†	569	32,234
Forest Laboratories, Inc.†	5,056	126,956
King Pharmaceuticals, Inc.†	1,746	16,814
Merck & Co., Inc.	38,080	1,064,717
Roche Holding AG(3)	8,479	1,153,557
Shire PLC ADR	8,930	370,416
Wyeth	12,742	578,359
		4,084,733
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	2,659	34,700
Teva Pharmaceutical Industries, Ltd. ADR	14,020	691,747
Watson Pharmaceuticals, Inc.†	601	20,247
		746,694
Medical-HMO — 0.8%
Aetna, Inc.	3,746	93,837
Coventry Health Care, Inc.†	1,642	30,722
Humana, Inc.†	1,678	54,132
UnitedHealth Group, Inc.	57,975	1,448,216
WellPoint, Inc.†	3,656	186,054
		1,812,961
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	30,691	2,241,364
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,902	345,859
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,279	36,943
Multimedia — 0.5%
The McGraw-Hill Cos., Inc.	5,272	158,740
The Walt Disney Co.	12,139	283,203
Viacom, Inc., Class B†	33,594	762,584
		1,204,527
Networking Products — 3.2%
Cisco Systems, Inc.†	387,932	7,231,052
Juniper Networks, Inc.†	3,245	76,582
		7,307,634
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,427	13,114
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,915	71,155
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,249	49,321
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	757	62,869
ENSCO International, Inc.	2,377	82,886
Nabors Industries, Ltd.†	4,745	73,927
		219,682
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	8,368	379,823
Apache Corp.	5,619	405,411
Cabot Oil & Gas Corp.	1,737	53,222
Chesapeake Energy Corp.	9,447	187,334
Denbury Resources, Inc.†	4,172	61,454
Devon Energy Corp.	7,441	405,534
EOG Resources, Inc.	4,195	284,924
EQT Corp.	1,448	50,550
Noble Energy, Inc.	1,482	87,394
Occidental Petroleum Corp.	9,511	625,919
Pioneer Natural Resources Co.	1,108	28,254
Questar Corp.	2,918	90,633
Range Resources Corp.	2,624	108,660
Southwestern Energy Co.†	3,629	140,987
XTO Energy, Inc.	9,717	370,606
		3,280,705
Oil Companies-Integrated — 5.5%
Chevron Corp.	33,604	2,226,265
ConocoPhillips	15,895	668,544
Exxon Mobil Corp.	81,799	5,718,568
Hess Corp.	24,669	1,325,959
Marathon Oil Corp.	7,237	218,051
Murphy Oil Corp.	3,198	173,715
Petroleo Brasileiro SA ADR	34,705	1,422,211

Suncor Energy, Inc.	32,040	972,093
		12,725,406
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	18,807	532,238
FMC Technologies, Inc.†	2,072	77,866
National-Oilwell Varco, Inc.†	4,206	137,368
		747,472
Oil Refining & Marketing — 0.0%
Sunoco, Inc.	1,960	45,472
Oil-Field Services — 1.9%
Baker Hughes, Inc.	5,193	189,233
BJ Services Co.	4,896	66,732
Halliburton Co.	21,670	448,569
Schlumberger, Ltd.	56,935	3,080,753
Smith International, Inc.	3,676	94,657
Weatherford International, Ltd.†	21,680	424,061
		4,304,005
Optical Supplies — 1.0%
Alcon, Inc.	20,450	2,374,654
Pharmacy Services — 0.6%
Express Scripts, Inc.†	16,806	1,155,412
Medco Health Solutions, Inc.†	2,911	132,771
		1,288,183
Real Estate Investment Trusts — 0.0%
Ventas, Inc.	1,417	42,312
Real Estate Management/Services — 0.6%
CB Richard Ellis Group, Inc., Class A†	146,296	1,369,331
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,473	37,399
Nordstrom, Inc.	1,557	30,969
The Gap, Inc.	3,392	55,629
		123,997
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	605	91,421
O’Reilly Automotive, Inc.†	1,410	53,693
		145,114
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,353	133,855
Retail-Building Products — 0.8%
Home Depot, Inc.	17,914	423,308
Lowe’s Cos., Inc.	77,163	1,497,734
		1,921,042
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,760	60,748
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,490	116,880
RadioShack Corp.	1,384	19,321
		136,201
Retail-Discount — 1.8%
Big Lots, Inc.†	595	12,513
Costco Wholesale Corp.	22,351	1,021,441
Family Dollar Stores, Inc.	1,387	39,252
Target Corp.	47,031	1,856,314
Wal-Mart Stores, Inc.	23,567	1,141,585
		4,071,105
Retail-Drug Store — 2.2%
CVS Caremark Corp.	153,990	4,907,661
Walgreen Co.	9,642	283,475
		5,191,136
Retail-Major Department Stores — 0.1%
Sears Holdings Corp.†	905	60,200
TJX Cos., Inc.	6,932	218,081
		278,281
Retail-Office Supplies — 0.1%
Staples, Inc.	6,595	133,021
Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	16,136	689,814
Retail-Restaurants — 0.8%
McDonald’s Corp.	22,827	1,312,324
Starbucks Corp.†	12,336	171,347
Yum! Brands, Inc.	7,738	257,985
		1,741,656
Savings & Loans/Thrifts — 0.3%
Hudson City Bancorp, Inc.	5,420	72,032
People’s United Financial, Inc.	34,120	513,165
		585,197
Schools — 0.1%
Apollo Group, Inc., Class A†	1,806	128,443
DeVry, Inc.	506	25,320
		153,763
Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp.	35,890	838,032
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	16,089	176,496
Novellus Systems, Inc.†	704	11,757
		188,253
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(3)	16,925	771,341
Steel-Producers — 0.1%
Nucor Corp.	5,268	234,057
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,019	35,594
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	45,555	731,613
Telecom Services — 0.3%
TW Telecom, Inc.†	68,650	705,036
Telecommunication Equipment — 0.0%
Harris Corp.	2,219	62,931
Tellabs, Inc.†	2,587	14,823
		77,754
Telephone-Integrated — 0.0%
Sprint Nextel Corp.†	16,846	81,029

Tools-Hand Held — 0.0%
Black & Decker Corp.	1,008	28,889
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	8,627	634,429
Norfolk Southern Corp.	2,707	101,973
		736,402
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,842	148,210
Expeditors International of Washington, Inc.	3,560	118,690
FedEx Corp.	2,662	148,061
United Parcel Service, Inc., Class B	26,609	1,330,184
		1,745,145
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	25,205	800,763
Web Hosting/Design — 0.6%
Equinix, Inc.†	20,080	1,460,618
Web Portals/ISP — 2.3%
Google, Inc., Class A†	11,815	4,981,086
Yahoo!, Inc.†	23,383	366,178
		5,347,264
Wireless Equipment — 2.9%
American Tower Corp., Class A†	60,927	1,921,028
Crown Castle International Corp.†	60,535	1,454,051
Motorola, Inc.	38,428	254,778
QUALCOMM, Inc.	69,233	3,129,331
		6,759,188
Total Common Stock (cost $231,317,887)		220,808,344
EXCHANGE TRADED FUND — 1.3%
Index Fund — 1.3%
iShares S&P 500 Growth Index Fund (cost $2,946,779)	63,500	3,033,395
Total Long-Term Investment Securities (cost $234,264,666)		223,841,739

SHORT-TERM INVESTMENT SECURITIES — 2.6%
U.S. Government Agency — 2.1%
Federal Home Loan Bank Disc. Notes
0.11% due 07/01/09	$4,900,000	4,900,000
Time Deposit — 0.5%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 07/01/09	986,000	986,000
U.S. Government Treasury — 0.0%
United States Treasury Bills
0.15% due 08/13/09(2)	60,000	59,989
Total Short-Term Investment Securities (cost $5,945,989)		5,945,989
REPURCHASE AGREEMENT — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $2,589,000 and collateralized by $2,650,000 of United States Treasury Bills, bearing interest at 0.35% due 12/24/09 and having approximate value of $2,645,496

(cost $2,589,000)	2,589,000	2,589,000
TOTAL INVESTMENTS (cost $242,799,655)(1)	100.4%	232,376,728
Liabilities in excess of other assets	(0.4)	(1,029,384)
NET ASSETS	100.0%	$231,347,344

†		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
(2)		The security or a portion thereof was pledged as collateral to cover margin requirments for open futures contracts.
(3)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $8,439,057 representing 3.6% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	—	American Depository Receipt

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2009	(Depreciation)
4 Long	S&P 500 Citigroup Growth Index	September 2009	$491,270	$478,300	$(12,970)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$28,755,501	$—		$—	$28,755,501
Medical-Biomedical/Gene	14,460,409	—		—	14,460,409
Oil Companies-Intergrated	12,725,406	—		—	12,725,406
Other Industries*	156,427,971	8,439,057	@	—	164,867,028
Exchange Traded Fund	3,033,395	—		—	3,033,395
Short-Term Investment Securities:
U.S. Government Agency	—	4,900,000		—	4,900,000
Time Deposit	—	986,000		—	986,000
U.S. Government Treasury	—	59,989		—	59,989
Repurchase Agreement	—	2,589,000		—	2,589,000
Other Financial Instruments†
Futures Depreciation	(12,970)	—		—	(12,970)

Total	$215,389,712	$16,974,046		$—	$232,363,758

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

See Notes to Portfolio of Investments

Seasons Series Trust

Large Cap Composite Portfolio

Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	417	$2,106
Omnicom Group, Inc.	272	8,590
		10,696
Aerospace/Defense — 0.7%
Boeing Co.	635	26,987
General Dynamics Corp.	338	18,722
Lockheed Martin Corp.	1,086	87,586
Northrop Grumman Corp.	286	13,064
Raytheon Co.	344	15,284
Rockwell Collins, Inc.	138	5,759
		167,402
Aerospace/Defense-Equipment — 1.2%
Goodrich Corp.	2,763	138,067
United Technologies Corp.	2,624	136,343
		274,410
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	42	3,114
Monsanto Co.	1,179	87,647
Potash Corp. of Saskatchewan, Inc.	200	18,610
		109,371
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	562	15,045
Airlines — 0.0%
Southwest Airlines Co.	648	4,361
Apparel Manufacturers — 0.1%
Coach, Inc.	281	7,553
Polo Ralph Lauren Corp.	49	2,624
VF Corp.	77	4,262
		14,439
Appliances — 0.0%
Whirlpool Corp.	64	2,724
Applications Software — 2.4%
Citrix Systems, Inc.†	158	5,038
Compuware Corp.†	216	1,482
Intuit, Inc.†	281	7,913
Microsoft Corp.	21,490	510,817
Salesforce.com, Inc.†	892	34,048
		559,298
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,639	84,867
Audio/Video Products — 0.0%
Harman International Industries, Inc.	51	959
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,769	16,808
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	317	10,306
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	520	11,294
Banks-Commercial — 0.1%
BB&T Corp.	555	12,199
First Horizon National Corp.†	187	2,244
M&T Bank Corp.	72	3,667
Marshall & Ilsley Corp.	308	1,478
Regions Financial Corp.	958	3,870
Zions Bancorporation	101	1,168
		24,626
Banks-Fiduciary — 1.1%
Northern Trust Corp.	1,009	54,163
State Street Corp.	2,632	124,230
The Bank of New York Mellon Corp.	2,745	80,456
		258,849
Banks-Super Regional — 1.9%
Capital One Financial Corp.	392	8,577
Comerica, Inc.	132	2,792
Fifth Third Bancorp	642	4,558
Huntington Bancshares, Inc.	430	1,797
KeyCorp	619	3,244
PNC Financial Services Group, Inc.	902	35,007
SunTrust Banks, Inc.	406	6,679
US Bancorp	3,758	67,343
Wells Fargo & Co.	12,670	307,374
		437,371
Beverages-Non-alcoholic — 2.7%
Coca-Cola Enterprises, Inc.	277	4,612
Dr. Pepper Snapple Group, Inc.†	222	4,704
Pepsi Bottling Group, Inc.	118	3,993
PepsiCo, Inc.	6,162	338,663
The Coca-Cola Co.	5,742	275,559
		627,531
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	86	3,696
Constellation Brands, Inc., Class A†	170	2,156
		5,852
Brewery — 0.0%
Molson Coors Brewing Co., Class B	131	5,545
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	79	2,199
Building Products-Wood — 0.0%
Masco Corp.	315	3,018
Building-Residential/Commercial — 0.0%
Centex Corp.†	109	922
D.R. Horton, Inc.	241	2,256
KB Home	66	903
Lennar Corp., Class A	124	1,201
Pulte Homes, Inc.	188	1,660
		6,942
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	10,520	152,435
The DIRECTV Group, Inc.†	463	11,441
Time Warner Cable, Inc.	308	9,754
		173,630
Casino Hotels — 0.0%
MGM Mirage†	1,300	8,307
Wynn Resorts, Ltd.†	59	2,083
		10,390
Casino Services — 0.0%
International Game Technology	258	4,102

Cellular Telecom — 0.3%
Leap Wireless International, Inc.†	1,100	36,223
MetroPCS Communications, Inc.†	2,521	33,554
		69,777
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	790	20,240
PPG Industries, Inc.	144	6,322
The Dow Chemical Co.	940	15,171
		41,733
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	63	2,388
Ecolab, Inc.	147	5,731
International Flavors & Fragrances, Inc.	69	2,258
Sigma-Aldrich Corp.	107	5,303
		15,680
Coal — 0.1%
CONSOL Energy, Inc.	158	5,366
Massey Energy Co.	75	1,466
Peabody Energy Corp.	234	7,057
		13,889
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	86	4,622
Commercial Services — 0.2%
Convergys Corp.†	107	993
Iron Mountain, Inc.†	157	4,514
Quanta Services, Inc.†	1,570	36,314
		41,821
Commercial Services-Finance — 2.3%
Automatic Data Processing, Inc.	2,242	79,457
Companhia Brasileira de Meios de Pagamento†	3,200	27,517
Equifax, Inc.	111	2,897
H&R Block, Inc.	297	5,117
Mastercard, Inc., Class A	588	98,378
Moody’s Corp.	1,367	36,020
Paychex, Inc.	281	7,081
The Western Union Co.	7,421	121,704
Total System Services, Inc.	173	2,317
Visa, Inc., Class A	2,225	138,529
		519,017
Computer Aided Design — 0.3%
Autodesk, Inc.†	2,998	56,902
Computer Services — 0.4%
Accenture, Ltd., Class A	2,300	76,958
Affiliated Computer Services, Inc., Class A†	85	3,776
Cognizant Technology Solutions Corp., Class A†	255	6,808
Computer Sciences Corp.†	133	5,892
		93,434
Computers — 4.5%
Apple, Inc.†	3,729	531,122
Dell, Inc.†	1,514	20,787
Hewlett-Packard Co.	4,686	181,114
International Business Machines Corp.	2,155	225,025
Research In Motion, Ltd.†	1,100	78,155
Sun Microsystems, Inc.†	652	6,011
		1,042,214
Computers-Integrated Systems — 0.0%
Teradata Corp.†	151	3,538
Computers-Memory Devices — 0.2%
EMC Corp.†	1,760	23,056
NetApp, Inc.†	289	5,699
SanDisk Corp.†	198	2,909
Western Digital Corp.†	195	5,167
		36,831
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	68	1,078
Consumer Products-Misc. — 0.1%
Clorox Co.	122	6,811
Fortune Brands, Inc.	131	4,551
Kimberly-Clark Corp.	362	18,980
		30,342
Containers-Metal/Glass — 0.0%
Ball Corp.	82	3,703
Owens-Illinois, Inc.†	146	4,090
		7,793
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	87	2,192
Pactiv Corp.†	115	2,496
Sealed Air Corp.	138	2,546
		7,234
Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	373	9,616
Colgate-Palmolive Co.	439	31,055
The Estee Lauder Cos., Inc., Class A	102	3,332
The Procter & Gamble Co.	7,498	383,148
		427,151
Cruise Lines — 0.0%
Carnival Corp.	383	9,870
Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	47	3,817
Fidelity National Information Services, Inc.	167	3,333
Fiserv, Inc.†	1,436	65,625
		72,775
Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	830	25,332
Patterson Cos., Inc.†	80	1,736
		27,068
Dialysis Centers — 0.0%
DaVita, Inc.†	91	4,501
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	87	6,477
Distribution/Wholesale — 0.1%
Fastenal Co.	113	3,748
Genuine Parts Co.	140	4,699
WW Grainger, Inc.	56	4,585
		13,032

Diversified Banking Institutions — 5.8%
Bank of America Corp.	34,769	458,951
Citigroup, Inc.	4,858	14,428
JPMorgan Chase & Co.	12,610	430,127
Morgan Stanley	10,181	290,260
The Goldman Sachs Group, Inc.	990	145,966
		1,339,732
Diversified Financial Services — 0.3%
IntercontinentalExchange, Inc.†	564	64,431
Diversified Manufacturing Operations — 2.8%
3M Co.	1,207	72,541
Cooper Industries, Ltd., Class A	146	4,533
Danaher Corp.	4,523	279,250
Dover Corp.	163	5,394
Eaton Corp.	145	6,468
General Electric Co.	19,940	233,697
Honeywell International, Inc.	643	20,190
Illinois Tool Works, Inc.	336	12,546
ITT Corp.	159	7,076
Leggett & Platt, Inc.	137	2,087
Parker Hannifin Corp.	141	6,057
Textron, Inc.	231	2,231
		652,070
Diversified Minerals — 0.2%
BHP Billiton, Ltd.(1)	1,999	54,787
Diversified Operations — 0.0%
Leucadia National Corp.†	159	3,353
E-Commerce/Products — 1.6%
Amazon.com, Inc.†	4,481	374,880
E-Commerce/Services — 0.9%
eBay, Inc.†	6,943	118,933
Expedia, Inc.†	2,942	44,454
Priceline.com, Inc.†	300	33,465
		196,852
Electric Products-Misc. — 0.1%
Emerson Electric Co.	661	21,416
Molex, Inc.	121	1,882
		23,298
Electric-Generation — 0.0%
The AES Corp.†	583	6,769
Electric-Integrated — 2.6%
Allegheny Energy, Inc.	148	3,796
Ameren Corp.	186	4,630
American Electric Power Co., Inc.	417	12,047
CMS Energy Corp.	198	2,392
Consolidated Edison, Inc.	240	8,981
Constellation Energy Group, Inc.	174	4,625
Dominion Resources, Inc.	511	17,078
DTE Energy Co.	143	4,576
Duke Energy Corp.	1,121	16,355
Edison International	285	8,966
Entergy Corp.	171	13,256
Exelon Corp.	576	29,497
FirstEnergy Corp.	267	10,346
FPL Group, Inc.	2,358	134,076
Integrys Energy Group, Inc.	67	2,009
Northeast Utilities	151	3,369
Pepco Holdings, Inc.	192	2,580
PG&E Corp.	3,320	127,621
Pinnacle West Capital Corp.	88	2,653
PPL Corp.	328	10,811
Progress Energy, Inc.	241	9,117
Public Service Enterprise Group, Inc.	443	14,455
SCANA Corp.	106	3,442
TECO Energy, Inc.	186	2,219
The Southern Co.	680	21,189
Wisconsin Energy Corp.	102	4,152
Xcel Energy, Inc.	6,997	128,815
		603,053
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	187	1,387
Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	490	1,896
Altera Corp.	257	4,184
Broadcom Corp., Class A†	2,472	61,281
Intel Corp.	14,067	232,809
LSI Corp.†	567	2,586
MEMC Electronic Materials, Inc.†	196	3,491
Microchip Technology, Inc.	159	3,586
Micron Technology, Inc.†	721	3,648
National Semiconductor Corp.	171	2,146
NVIDIA Corp.†	470	5,306
QLogic Corp.†	106	1,344
Texas Instruments, Inc.	1,117	23,792
Xilinx, Inc.	240	4,910
		350,979
Electronic Connectors — 0.0%
Amphenol Corp., Class A	150	4,746
Electronic Forms — 0.1%
Adobe Systems, Inc.†	459	12,990
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	308	6,255
FLIR Systems, Inc.†	132	2,978
		9,233
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	104	7,215
Engineering/R&D Services — 0.1%
Fluor Corp.	159	8,155
Jacobs Engineering Group, Inc.†	108	4,546
		12,701
Engines-Internal Combustion — 0.0%
Cummins, Inc.	176	6,197
Enterprise Software/Service — 0.7%
BMC Software, Inc.†	162	5,474
CA, Inc.	345	6,013
Novell, Inc.†	301	1,364
Oracle Corp.	6,710	143,728
		156,579

Entertainment Software — 0.0%
Electronic Arts, Inc.†	282	6,125
Filtration/Separation Products — 0.0%
Pall Corp.	103	2,736
Finance-Commercial — 0.0%
CIT Group, Inc.	340	731
Finance-Consumer Loans — 0.0%
SLM Corp.†	409	4,200
Finance-Credit Card — 0.4%
American Express Co.	3,538	82,223
Discover Financial Services	421	4,324
Redecard SA	600	9,232
		95,779
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	880	1,126
The Charles Schwab Corp.	3,020	52,971
		54,097
Finance-Other Services — 0.1%
CME Group, Inc.	58	18,044
NYSE Euronext	227	6,186
The NASDAQ OMX Group, Inc.†	120	2,557
		26,787
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	150	649
Food-Confectionery — 0.0%
The Hershey Co.	145	5,220
The J.M. Smucker Co.	104	5,061
		10,281
Food-Dairy Products — 0.0%
Dean Foods Co.†	155	2,974
Food-Meat Products — 0.0%
Hormel Foods Corp.	61	2,107
Tyson Foods, Inc., Class A	265	3,342
		5,449
Food-Misc. — 2.0%
Campbell Soup Co.	179	5,266
ConAgra Foods, Inc.	391	7,452
Danone(1)	1,082	53,509
General Mills, Inc.	287	16,078
H.J. Heinz Co.	3,775	134,768
Kellogg Co.	221	10,292
Kraft Foods, Inc., Class A	6,586	166,889
McCormick & Co., Inc.	114	3,708
Nestle SA(1)	1,577	59,518
Sara Lee Corp.	609	5,944
		463,424
Food-Retail — 0.1%
Safeway, Inc.	375	7,639
SUPERVALU, Inc.	185	2,396
The Kroger Co.	571	12,591
Whole Foods Market, Inc.†	123	2,334
		24,960
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	516	11,600
Forestry — 0.0%
Plum Creek Timber Co., Inc.	144	4,288
Weyerhaeuser Co.	185	5,630
		9,918
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	304	3,368
Nicor, Inc.	40	1,385
NiSource, Inc.	240	2,799
Sempra Energy	213	10,571
		18,123
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	100	5,248
Newmont Mining Corp.	428	17,492
		22,740
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	75	3,865
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	243	2,530
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,063	45,530
Starwood Hotels & Resorts Worldwide, Inc.	160	3,552
Wyndham Worldwide Corp.	155	1,879
		50,961
Human Resources — 0.0%
Monster Worldwide, Inc.†	112	1,323
Robert Half International, Inc.	132	3,118
		4,441
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	443	1,006
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,800	67,104
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	124	3,983
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	183	11,820
Praxair, Inc.	1,869	132,830
		144,650
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	102	1,775
Thermo Fisher Scientific, Inc.†	366	14,922
Waters Corp.†	85	4,375
		21,072
Insurance Brokers — 0.1%
AON Corp.	239	9,051
Marsh & McLennan Cos., Inc.	451	9,079
		18,130

Insurance-Life/Health — 0.2%
AFLAC, Inc.	409	12,716
Lincoln National Corp.	259	4,457
Principal Financial Group, Inc.	271	5,106
Prudential Financial, Inc.	399	14,851
Torchmark Corp.	74	2,741
Unum Group	290	4,599
		44,470
Insurance-Multi-line — 0.9%
American International Group, Inc.†(2)	2,354	2,731
Assurant, Inc.	103	2,481
Cincinnati Financial Corp.	142	3,174
Genworth Financial, Inc., Class A	379	2,649
Hartford Financial Services Group, Inc.	285	3,383
Loews Corp.	316	8,658
MetLife, Inc.	716	21,487
The Allstate Corp.	6,469	157,844
XL Capital, Ltd., Class A	299	3,426
		205,833
Insurance-Property/Casualty — 0.2%
Chubb Corp.	308	12,283
The Progressive Corp.†	592	8,945
The Travelers Cos., Inc.	512	21,013
		42,241
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	6,200	71,909
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	149	2,858
Internet Security — 0.8%
McAfee, Inc.†	2,335	98,514
Symantec Corp.†	718	11,172
VeriSign, Inc.†	3,468	64,088
		173,774
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	222	5,388
BlackRock, Inc.	150	26,313
Federated Investors, Inc., Class B	78	1,879
Franklin Resources, Inc.	582	41,910
Invesco, Ltd.	356	6,344
Janus Capital Group, Inc.	138	1,573
Legg Mason, Inc.	125	3,047
T. Rowe Price Group, Inc.	224	9,334
		95,788
Linen Supply & Related Items — 0.0%
Cintas Corp.	115	2,627
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	526	17,379
Machinery-Farming — 0.2%
Deere & Co.	1,270	50,736
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	114	600
Machinery-Pumps — 0.0%
Flowserve Corp.	49	3,421
Medical Information Systems — 0.0%
IMS Health, Inc.	159	2,019
Medical Instruments — 1.3%
Boston Scientific Corp.†	1,314	13,324
Intuitive Surgical, Inc.†	354	57,936
Medtronic, Inc.	4,478	156,237
St. Jude Medical, Inc.†	1,803	74,103
		301,600
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	95	6,440
Quest Diagnostics, Inc.	135	7,618
		14,058
Medical Products — 2.3%
Baxter International, Inc.	529	28,016
Becton, Dickinson & Co.	310	22,106
Covidien PLC	750	28,080
Hospira, Inc.†	140	5,393
Johnson & Johnson	6,608	375,334
Stryker Corp.	1,208	48,006
Varian Medical Systems, Inc.†	109	3,830
Zimmer Holdings, Inc.†	188	8,009
		518,774
Medical-Biomedical/Gene — 1.9%
Amgen, Inc.†	1,885	99,792
Biogen Idec, Inc.†	252	11,378
Celgene Corp.†	1,402	67,072
Genzyme Corp.†	237	13,194
Gilead Sciences, Inc.†	4,897	229,375
Illumina, Inc.†	400	15,576
Life Technologies Corp.†	152	6,341
Millipore Corp.†	48	3,370
		446,098
Medical-Drugs — 4.2%
Abbott Laboratories	5,252	247,054
Allergan, Inc.	2,369	112,717
Bristol-Myers Squibb Co.	1,732	35,177
Cephalon, Inc.†	64	3,626
Elan Corp. PLC ADR†	3,800	24,206
Eli Lilly & Co.	885	30,656
Forest Laboratories, Inc.†	264	6,629
King Pharmaceuticals, Inc.†	216	2,080
Merck & Co., Inc.	5,744	160,602
Novo Nordisk A/S, Class B(1)	663	36,036
Pfizer, Inc.	14,042	210,630
Schering-Plough Corp.	1,423	35,746
Wyeth	1,165	52,879
		958,038
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	267	3,484
Teva Pharmaceutical Industries, Ltd. ADR	1,000	49,340
Watson Pharmaceuticals, Inc.†	92	3,100
		55,924
Medical-HMO — 1.3%
Aetna, Inc.	397	9,945
CIGNA Corp.	237	5,709
Coventry Health Care, Inc.†	130	2,432

Humana, Inc.†	148	4,775
UnitedHealth Group, Inc.	6,540	163,369
WellPoint, Inc.†	2,024	103,001
		289,231
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	363	1,024
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	264	4,684
Cardinal Health, Inc.	315	9,623
McKesson Corp.	1,840	80,960
		95,267
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	122	8,910
Metal-Aluminum — 0.0%
Alcoa, Inc.	832	8,595
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	360	18,040
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	204	3,307
Multimedia — 2.1%
Meredith Corp.	32	818
News Corp., Class A	2,013	18,338
The McGraw-Hill Cos., Inc.	4,575	137,753
The Walt Disney Co.	6,624	154,538
Time Warner, Inc.	6,046	152,299
Viacom, Inc., Class B†	531	12,054
		475,800
Networking Products — 1.8%
Cisco Systems, Inc.†	17,941	334,420
Juniper Networks, Inc.†	3,257	76,865
		411,285
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	74	680
Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	2,382	58,144
Waste Management, Inc.	5,730	161,357
		219,501
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	181	3,969
Xerox Corp.	757	4,906
		8,875
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	99	2,542
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	61	5,066
ENSCO International, Inc.	124	4,324
Nabors Industries, Ltd.†	248	3,864
Rowan Cos., Inc.	99	1,912
		15,166
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	436	19,790
Apache Corp.	293	21,140
Cabot Oil & Gas Corp.	91	2,788
Chesapeake Energy Corp.	492	9,756
Denbury Resources, Inc.†	217	3,196
Devon Energy Corp.	2,888	157,396
EOG Resources, Inc.	1,018	69,143
EQT Corp.	114	3,980
Noble Energy, Inc.	151	8,905
Occidental Petroleum Corp.	1,309	86,145
Pioneer Natural Resources Co.	101	2,576
Questar Corp.	152	4,721
Range Resources Corp.	137	5,673
Southwestern Energy Co.†	301	11,694
XTO Energy, Inc.	507	19,337
		426,240
Oil Companies-Integrated — 7.8%
Chevron Corp.	5,554	367,953
ConocoPhillips	8,295	348,888
Exxon Mobil Corp.	8,967	626,883
Hess Corp.	248	13,330
Marathon Oil Corp.	8,619	259,690
Murphy Oil Corp.	867	47,095
Petroleo Brasileiro SA ADR	3,400	113,424
Suncor Energy, Inc.	700	21,238
		1,798,501
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	1,990	56,317
FMC Technologies, Inc.†	110	4,134
National-Oilwell Varco, Inc.†	365	11,921
		72,372
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	102	2,366
Tesoro Corp.	121	1,540
Valero Energy Corp.	487	8,226
		12,132
Oil-Field Services — 1.3%
Baker Hughes, Inc.	270	9,839
BJ Services Co.	256	3,489
Halliburton Co.	785	16,250
Schlumberger, Ltd.	4,046	218,929
Smith International, Inc.	1,692	43,569
		292,076
Paper & Related Products — 0.0%
International Paper Co.	374	5,659
MeadWestvaco Corp.	149	2,445
		8,104
Pharmacy Services — 2.0%
Express Scripts, Inc.†	2,537	174,419
Medco Health Solutions, Inc.†	6,122	279,224
		453,643
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	235	696
Pipelines — 0.1%
El Paso Corp.	611	5,640
Spectra Energy Corp.	563	9,526
The Williams Cos., Inc.	507	7,914
		23,080

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	180	2,092
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	200	714
The New York Times Co., Class A	102	562
The Washington Post Co., Class B	5	1,761
		3,037
Quarrying — 0.0%
Vulcan Materials Co.	107	4,612
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	103	911
AvalonBay Communities, Inc.	70	3,916
Boston Properties, Inc.	119	5,676
Equity Residential	239	5,313
HCP, Inc.	238	5,043
Health Care REIT, Inc.	97	3,308
Host Hotels & Resorts, Inc.	518	4,346
Kimco Realty Corp.	273	2,744
ProLogis	387	3,119
Public Storage	110	7,203
Simon Property Group, Inc.	239	12,292
Ventas, Inc.	137	4,091
Vornado Realty Trust	136	6,124
		64,086
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	197	1,844
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	76	1,929
Limited Brands, Inc.	237	2,837
Nordstrom, Inc.	139	2,765
The Gap, Inc.	408	6,691
		14,222
Retail-Auto Parts — 0.7%
AutoZone, Inc.†	733	110,764
O’Reilly Automotive, Inc.†	1,118	42,573
		153,337
Retail-Automobile — 0.0%
AutoNation, Inc.†	94	1,631
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	227	6,980
Retail-Building Products — 0.9%
Home Depot, Inc.	1,483	35,043
Lowe’s Cos., Inc.	8,582	166,577
		201,620
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	143	3,147
Retail-Consumer Electronics — 0.8%
Best Buy Co., Inc.	5,297	177,396
RadioShack Corp.	109	1,522
		178,918
Retail-Discount — 2.3%
Big Lots, Inc.†	72	1,514
Costco Wholesale Corp.	1,679	76,730
Dollar Tree, Inc.†	1,100	46,310
Family Dollar Stores, Inc.	122	3,452
Target Corp.	659	26,011
Wal-Mart Stores, Inc.	7,556	366,013
		520,030
Retail-Drug Store — 0.7%
CVS Caremark Corp.	3,885	123,815
Walgreen Co.	863	25,372
		149,187
Retail-Jewelry — 0.0%
Tiffany & Co.	108	2,739
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	194	5,570
Sears Holdings Corp.†	48	3,193
TJX Cos., Inc.	364	11,451
		20,214
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	240	1,094
Staples, Inc.	624	12,586
		13,680
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	267	11,414
Macy’s, Inc.	368	4,328
		15,742
Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	120	3,958
McDonald’s Corp.	2,064	118,659
Starbucks Corp.†	643	8,931
Yum! Brands, Inc.	2,402	80,083
		211,631
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	211	2,376
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	457	6,074
People’s United Financial, Inc.	305	4,587
		10,661
Schools — 0.3%
Apollo Group, Inc., Class A†	794	56,469
DeVry, Inc.	54	2,702
		59,171
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	255	6,319
Linear Technology Corp.	194	4,530
Marvell Technology Group, Ltd.†	5,600	65,184
		76,033
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,163	12,758
KLA-Tencor Corp.	149	3,762

Novellus Systems, Inc.†	85	1,420
Teradyne, Inc.†	151	1,036
		18,976
Steel-Producers — 0.1%
AK Steel Holding Corp.	97	1,862
Nucor Corp.	275	12,218
United States Steel Corp.	123	4,396
		18,476
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	85	2,969
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	79	818
Corning, Inc.	1,361	21,858
JDS Uniphase Corp.†	188	1,075
		23,751
Telecom Services — 0.1%
Bharti Airtel, Ltd.(1)	389	6,538
Embarq Corp.	125	5,257
		11,795
Telecommunication Equipment — 0.0%
Harris Corp.	117	3,318
Tellabs, Inc.†	346	1,983
		5,301
Telephone-Integrated — 2.6%
AT&T, Inc.	14,556	361,571
CenturyTel, Inc.	88	2,701
Frontier Communications Corp.	272	1,942
Qwest Communications International, Inc.	1,286	5,337
Sprint Nextel Corp.†	2,507	12,059
Verizon Communications, Inc.	6,885	211,576
Windstream Corp.	386	3,227
		598,413
Television — 0.0%
CBS Corp., Class B	594	4,110
Tobacco — 1.1%
Altria Group, Inc.	1,808	29,633
Lorillard, Inc.	147	9,962
Philip Morris International, Inc.	4,715	205,668
Reynolds American, Inc.	148	5,716
		250,979
Tools-Hand Held — 0.0%
Black & Decker Corp.	53	1,519
Snap-On, Inc.	50	1,437
The Stanley Works	69	2,335
		5,291
Toys — 0.0%
Hasbro, Inc.	108	2,618
Mattel, Inc.	314	5,040
		7,658
Transport-Rail — 0.8%
Burlington Northern Santa Fe Corp.	244	17,944
CSX Corp.	349	12,086
Norfolk Southern Corp.	321	12,092
Union Pacific Corp.	2,740	142,644
		184,766
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	149	7,770
Expeditors International of Washington, Inc.	1,986	66,213
FedEx Corp.	272	15,129
Ryder System, Inc.	49	1,368
United Parcel Service, Inc., Class B	1,921	96,031
		186,511
Web Portals/ISP — 2.3%
Google, Inc., Class A†	1,210	510,124
Yahoo!, Inc.†	1,220	19,105
		529,229
Wireless Equipment — 3.1%
American Tower Corp., Class A†	9,447	297,864
Motorola, Inc.	1,992	13,207
QUALCOMM, Inc.	8,943	404,223
		715,294
Total Common Stock (cost $24,800,190)		22,282,104
EXCHANGE TRADED FUNDS — 0.7%
Index Fund-Large Cap — 0.7%
iShares S&P 500 Index Fund (cost $146,756)	1,600	147,616
Total Long-Term Investment Securities (cost $24,946,946)		22,429,720
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve Investment Fund (cost $4,830)	4,830	4,830
REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $189,000 and collateralized by $195,000 of United States Treasury Bills, bearing interest at 0.35%, due 12/24/09 and having an approximate value of $194,669.	189,000	189,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	281,000	281,000
Total Repurchase Agreements (cost $470,000)		470,000
TOTAL INVESTMENTS (cost $25,421,776)(4)	99.4%	22,904,550
Other assets less liabilities	0.6	143,183
NET ASSETS	100.0%	$23,047,733

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $282,297 representing 1.2% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Security represents an investment in an affliated company; see Note 3
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized (Depreciation)
5 Long	S&P 500 E-Mini Index	September 2009	$235,171	$228,875	$(6,296)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$1,339,732	$—		$—	$1,339,732
Oil Companies-Intergrated	1,798,501	—		—	1,798,501
Other Industries*	18,861,574	282,297	@	—	19,143,871
Exchange Traded Fund	147,616	—		—	147,616
Short-Term Investment Securities:
Registered Investment Companies	—	4,830		—	4,830
Repurchase Agreement	—	470,000		—	470,000
Other Financial Instruments†
Futures Depreciation	(6,296)	—		—	(6,296)

Total	$22,141,127	$757,127		$—	$22,898,254

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	10,233	$51,677
Omnicom Group, Inc.	2,394	75,602
		127,279
Aerospace/Defense — 1.0%
Boeing Co.	44,622	1,896,435
General Dynamics Corp.	3,459	191,594
Northrop Grumman Corp.	6,919	316,060
Raytheon Co.	8,429	374,500
		2,778,589
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	2,649	132,371
United Technologies Corp.	8,665	450,233
		582,604
Agricultural Chemicals — 0.8%
Agrium, Inc.	27,000	1,077,030
CF Industries Holdings, Inc.	342	25,356
Monsanto Co.	4,670	347,168
The Mosaic Co.	15,700	695,510
		2,145,064
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	13,733	367,632
Airlines — 0.2%
Southwest Airlines Co.	72,866	490,388
Apparel Manufacturers — 0.4%
Polo Ralph Lauren Corp.	520	27,841
VF Corp.	18,693	1,034,657
		1,062,498
Appliances — 0.7%
Whirlpool Corp.	45,879	1,952,610
Applications Software — 1.6%
Citrix Systems, Inc.†	1,316	41,967
Microsoft Corp.	178,500	4,242,945
		4,284,912
Audio/Video Products — 0.1%
Harman International Industries, Inc.	12,282	230,902
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	68,841	417,865
Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	33,100	1,076,081
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	12,712	276,105
Banks-Commercial — 0.3%
Allied Irish Banks PLC ADR	20,700	98,532
BB&T Corp.	13,837	304,137
First Horizon National Corp.†	2,575	30,900
M&T Bank Corp.	1,750	89,128
Marshall & Ilsley Corp.	31,136	149,453
Regions Financial Corp.	24,707	99,816
Zions Bancorporation	2,466	28,507
		800,473
Banks-Fiduciary — 1.5%
Northern Trust Corp.	2,783	149,391
State Street Corp.	5,703	269,182
The Bank of New York Mellon Corp.	124,602	3,652,085
		4,070,658
Banks-Super Regional — 4.7%
Capital One Financial Corp.	31,366	686,288
Comerica, Inc.	3,233	68,378
Fifth Third Bancorp	15,720	111,612
Huntington Bancshares, Inc.	11,628	48,605
KeyCorp	77,143	404,229
PNC Financial Services Group, Inc.	32,746	1,270,872
SunTrust Banks, Inc.	46,340	762,293
US Bancorp	113,894	2,040,981
Wells Fargo & Co.	300,495	7,290,009
		12,683,267
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	6,783	112,937
Dr. Pepper Snapple Group, Inc.†	2,118	44,880
Pepsi Bottling Group, Inc.	1,374	46,496
PepsiCo, Inc.	22,800	1,253,088
The Coca-Cola Co.	12,350	592,677
		2,050,078
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	898	38,596
Constellation Brands, Inc., Class A†	2,440	30,939
		69,535
Brewery — 0.2%
Anheuser-Busch InBev NV(5)	13,400	485,114
Molson Coors Brewing Co., Class B	3,189	134,990
		620,104
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,064	29,611
Building & Construction Products-Misc. — 0.1%
USG Corp.†	19,100	192,337
Building Products-Wood — 0.2%
Masco Corp.	61,986	593,826
Building-Residential/Commercial — 0.1%
Centex Corp.	1,571	13,291
D.R. Horton, Inc.	22,693	212,406
KB Home	649	8,878
Lennar Corp., Class A	3,020	29,264
Pulte Homes, Inc.	2,341	20,671
		284,510
Cable TV — 0.2%
Cablevision Systems Corp., Class A	32,300	626,943
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	164,740	2,387,083
The DIRECTV Group, Inc.†	6,503	160,689
Time Warner Cable, Inc.	4,597	145,587
		2,693,359
Casino Hotels — 0.1%
MGM Mirage†	32,100	205,119
Casino Services — 0.0%
International Game Technology	6,338	100,774
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	3,251	43,271

Vodafone Group PLC(5)	207,300	400,705
		443,976
Chemicals-Diversified — 1.0%
E.I. du Pont de Nemours & Co.	81,128	2,078,500
PPG Industries, Inc.	3,519	154,484
The Dow Chemical Co.	23,015	371,462
		2,604,446
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,554	58,897
International Flavors & Fragrances, Inc.	23,024	753,345
Sigma-Aldrich Corp.	862	42,721
		854,963
Coal — 0.1%
CONSOL Energy, Inc.	8,800	298,848
Massey Energy Co.	1,829	35,739
Peabody Energy Corp.	1,887	56,912
		391,499
Commercial Services — 0.1%
Convergys Corp.†	2,624	24,351
Iron Mountain, Inc.†	1,695	48,731
Quanta Services, Inc.†	2,669	61,734
		134,816
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	5,151	182,552
H&R Block, Inc.	17,066	294,047
Moody’s Corp.	2,532	66,718
		543,317
Computer Services — 0.9%
Accenture, Ltd., Class A	41,500	1,388,590
Affiliated Computer Services, Inc., Class A†	731	32,471
Computer Sciences Corp.†	22,341	989,706
		2,410,767
Computers — 1.4%
Dell, Inc.†	47,800	656,294
Hewlett-Packard Co.	51,765	2,000,717
International Business Machines Corp.	8,197	855,931
Sun Microsystems, Inc.†	15,963	147,179
		3,660,121
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,884	44,142
Computers-Memory Devices — 0.1%
EMC Corp.†	14,210	186,151
Consumer Products-Misc. — 0.8%
Clorox Co.	2,975	166,094
Fortune Brands, Inc.	35,043	1,217,394
Kimberly-Clark Corp.	15,978	837,727
		2,221,215
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	2,700	75,627
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,137	53,853
Pactiv Corp.†	1,383	30,011
Sealed Air Corp.	1,323	24,409
		108,273
Cosmetics & Toiletries — 0.4%
The Procter & Gamble Co.	18,704	955,774
Cruise Lines — 0.1%
Carnival Corp.	9,372	241,516
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,091	81,656
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,620	49,442
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	722	53,753
Distribution/Wholesale — 0.6%
Genuine Parts Co.	16,511	554,109
Ingram Micro, Inc., Class A†	56,000	980,000
WW Grainger, Inc.	745	61,001
		1,595,110
Diversified Banking Institutions — 7.8%
Bank of America Corp.	482,094	6,363,641
Citigroup, Inc.	117,923	350,231
JPMorgan Chase & Co.	285,761	9,747,308
Morgan Stanley	28,913	824,310
The Goldman Sachs Group, Inc.	23,300	3,435,352
UBS AG†	31,640	386,324
		21,107,166
Diversified Manufacturing Operations — 5.1%
3M Co.	23,900	1,436,390
Cooper Industries, Ltd., Class A	19,261	598,054
Dover Corp.	3,979	131,665
Eaton Corp.	9,842	439,052
General Electric Co.	584,618	6,851,723
Honeywell International, Inc.	36,611	1,149,586
Illinois Tool Works, Inc.	35,930	1,341,626
Ingersoll-Rand PLC	78,500	1,640,650
ITT Corp.	1,674	74,493
Leggett & Platt, Inc.	3,353	51,066
Parker Hannifin Corp.	1,545	66,373
Textron, Inc.	5,750	55,545
		13,836,223
Diversified Operations — 0.0%
Leucadia National Corp.†	1,590	33,533
E-Commerce/Services — 0.2%
eBay, Inc.†	31,900	546,447
Expedia, Inc.†	2,565	38,757
		585,204
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,430	208,332
Molex, Inc.	2,965	46,106
		254,438
Electric-Generation — 0.1%
The AES Corp.†	14,260	165,559

Electric-Integrated — 6.3%
Allegheny Energy, Inc.	3,624	92,956
Ameren Corp.	4,568	113,698
American Electric Power Co., Inc.	10,198	294,620
CMS Energy Corp.	4,852	58,612
Consolidated Edison, Inc.	5,870	219,655
Constellation Energy Group, Inc.	20,161	535,879
Dominion Resources, Inc.	12,620	421,760
DTE Energy Co.	3,505	112,160
Duke Energy Corp.	72,182	1,053,135
Edison International	56,569	1,779,661
Entergy Corp.	34,695	2,689,557
Exelon Corp.	47,691	2,442,256
FirstEnergy Corp.	16,421	636,314
FPL Group, Inc.	26,687	1,517,423
Integrys Energy Group, Inc.	1,635	49,034
Northeast Utilities	3,746	83,573
Pepco Holdings, Inc.	4,706	63,249
PG&E Corp.	23,780	914,103
Pinnacle West Capital Corp.	18,062	544,569
PPL Corp.	8,044	265,130
Progress Energy, Inc.	26,669	1,008,888
Public Service Enterprise Group, Inc.	10,823	353,155
SCANA Corp.	2,606	84,617
TECO Energy, Inc.	20,154	240,437
The Southern Co.	16,737	521,525
Wisconsin Energy Corp.	2,501	101,816
Xcel Energy, Inc.	47,947	882,704
		17,080,486
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	4,573	33,932
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	7,554	29,234
Broadcom Corp., Class A†	5,029	124,669
Intel Corp.	204,523	3,384,856
LSI Corp.†	8,606	39,243
Microchip Technology, Inc.	3,912	88,216
Micron Technology, Inc.†	18,112	91,647
NVIDIA Corp.†	4,323	48,807
QLogic Corp.†	915	11,602
Texas Instruments, Inc.	57,700	1,229,010
Xilinx, Inc.	2,475	50,638
		5,097,922
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	873	60,569
Engineering/R&D Services — 0.1%
Fluor Corp.	1,962	100,631
Jacobs Engineering Group, Inc.†	1,162	48,909
		149,540
Engines-Internal Combustion — 0.5%
Cummins, Inc.	39,409	1,387,591
Enterprise Software/Service — 0.0%
CA, Inc.	3,458	60,273
Novell, Inc.†	3,618	16,389
		76,662
Entertainment Software — 0.0%
Electronic Arts, Inc.†	3,938	85,533
Filtration/Separation Products — 0.1%
Pall Corp.	6,312	167,647
Finance-Commercial — 0.0%
CIT Group, Inc.	8,319	17,886
Finance-Consumer Loans — 0.2%
SLM Corp.†	61,200	628,524
Finance-Credit Card — 0.6%
American Express Co.	68,882	1,600,818
Discover Financial Services	4,224	43,380
		1,644,198
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	11,203	14,340
The Charles Schwab Corp.	6,629	116,273
		130,613
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	29,121	16,890
Finance-Other Services — 0.0%
The NASDAQ OMX Group, Inc.†	1,264	26,936
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,786	7,733
Food-Confectionery — 0.6%
The Hershey Co.	43,000	1,548,000
The J.M. Smucker Co.	2,533	123,256
		1,671,256
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,287	24,698
Food-Meat Products — 0.0%
Hormel Foods Corp.	836	28,876
Tyson Foods, Inc., Class A	6,461	81,473
		110,349
Food-Misc. — 1.9%
ConAgra Foods, Inc.	9,567	182,347
General Mills, Inc.	23,237	1,301,737
H.J. Heinz Co.	2,759	98,496
Kraft Foods, Inc., Class A	61,803	1,566,088
McCormick & Co., Inc.	14,354	466,935
Nestle SA ADR	36,400	1,369,368
Sara Lee Corp.	14,880	145,229
		5,130,200
Food-Retail — 0.9%
Safeway, Inc.	65,010	1,324,254
SUPERVALU, Inc.	4,526	58,612
The Kroger Co.	49,772	1,097,472
Whole Foods Market, Inc.†	3,004	57,016
		2,537,354
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	41,600	935,168
Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,483	103,724
Weyerhaeuser Co.	14,421	438,831
		542,555

Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	14,171	157,015
Nicor, Inc.	967	33,477
NiSource, Inc.	72,574	846,213
Sempra Energy	5,226	259,366
		1,296,071
Gold Mining — 0.1%
Newmont Mining Corp.	6,386	260,996
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	690	35,556
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,938	61,815
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	28,645	632,195
Starwood Hotels & Resorts Worldwide, Inc.	3,993	88,645
Wyndham Worldwide Corp.	3,809	46,165
		767,005
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,726	20,384
Independent Power Producers — 0.7%
Dynegy, Inc., Class A†	10,835	24,595
NRG Energy, Inc.†	67,100	1,741,916
		1,766,511
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,488	289,880
Praxair, Inc.	2,368	168,294
		458,174
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,494	43,396
Thermo Fisher Scientific, Inc.†	5,100	207,927
		251,323
Insurance Brokers — 0.9%
AON Corp.	32,253	1,221,421
Marsh & McLennan Cos., Inc.	62,177	1,251,623
		2,473,044
Insurance-Life/Health — 1.1%
AFLAC, Inc.	4,400	136,796
Lincoln National Corp.	45,010	774,622
Principal Financial Group, Inc.	26,246	494,475
Prudential Financial, Inc.	9,901	368,515
Torchmark Corp.	991	36,707
Unum Group	68,186	1,081,430
		2,892,545
Insurance-Multi-line — 1.2%
ACE, Ltd.	40,300	1,782,469
American International Group, Inc.†(1)	57,558	66,767
Assurant, Inc.	2,519	60,683
Cincinnati Financial Corp.	3,477	77,711
Genworth Financial, Inc., Class A	9,266	64,769
Hartford Financial Services Group, Inc.	6,961	82,627
Loews Corp.	4,481	122,780
MetLife, Inc.	17,509	525,445
The Allstate Corp.	11,473	279,941
XL Capital, Ltd., Class A	7,318	83,864
		3,147,056
Insurance-Property/Casualty — 0.7%
Chubb Corp.	13,666	545,000
The Progressive Corp.†	29,700	448,767
The Travelers Cos., Inc.	23,577	967,600
		1,961,367
Internet Security — 0.1%
McAfee, Inc.†	1,695	71,512
Symantec Corp.†	7,347	114,319
		185,831
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	43,851	1,064,264
Federated Investors, Inc., Class B	574	13,828
Invesco, Ltd.	8,798	156,780
Janus Capital Group, Inc.	3,449	39,319
Legg Mason, Inc.	15,761	384,253
T. Rowe Price Group, Inc.	1,639	68,297
		1,726,741
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,462	33,392
Machinery-Farming — 0.4%
Deere & Co.	26,098	1,042,615
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	2,788	14,665
Machinery-Pumps — 0.0%
Flowserve Corp.	1,198	83,632
Medical Instruments — 0.1%
Boston Scientific Corp.†	20,301	205,852
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,285	72,513
Medical Products — 1.7%
Baxter International, Inc.	5,953	315,271
Becton, Dickinson & Co.	2,306	164,441
Hospira, Inc.†	1,819	70,068
Johnson & Johnson	46,700	2,652,560
Zimmer Holdings, Inc.†	33,100	1,410,060
		4,612,400
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	12,700	672,338
Genzyme Corp.†	2,712	150,977
Gilead Sciences, Inc.†	6,592	308,769
Life Technologies Corp.†	2,055	85,735
Millipore Corp.†	534	37,492
		1,255,311
Medical-Drugs — 7.3%
Abbott Laboratories	50,499	2,375,473
Allergan, Inc.	3,355	159,631
Bristol-Myers Squibb Co.	80,572	1,636,417
Cephalon, Inc.†	853	48,322
Eli Lilly & Co.	47,129	1,632,548
King Pharmaceuticals, Inc.†	3,076	29,622
Merck & Co., Inc.	163,206	4,563,240
Pfizer, Inc.	364,844	5,472,660

Schering-Plough Corp.	76,531	1,922,459
Wyeth	45,066	2,045,546
		19,885,918
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	3,132	40,872
Teva Pharmaceutical Industries, Ltd. ADR	22,500	1,110,150
Watson Pharmaceuticals, Inc.†	1,488	50,131
		1,201,153
Medical-HMO — 0.6%
Aetna, Inc.	4,780	119,739
CIGNA Corp.	5,835	140,565
Coventry Health Care, Inc.†	1,080	20,207
Humana, Inc.†	1,488	48,003
UnitedHealth Group, Inc.	17,500	437,150
WellPoint, Inc.†	15,102	768,541
		1,534,205
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,931	25,185
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	6,460	114,601
Cardinal Health, Inc.	39,902	1,219,006
McKesson Corp.	5,806	255,464
		1,589,071
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	15,038	1,098,225
Metal-Aluminum — 0.2%
Alcoa, Inc.	53,240	549,969
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	34,800	851,556
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	24,406	395,621
Multimedia — 1.9%
Meredith Corp.	770	19,673
News Corp., Class A	49,205	448,258
The McGraw-Hill Cos., Inc.	36,600	1,102,026
The Walt Disney Co.	65,628	1,531,101
Time Warner, Inc.	76,793	1,934,416
WPP PLC†(5)	35,800	238,109
		5,273,583
Networking Products — 0.8%
Cisco Systems, Inc.†	113,200	2,110,048
Juniper Networks, Inc.†	7,050	166,380
		2,276,428
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	48,468	1,183,104
Waste Management, Inc.	10,524	296,356
		1,479,460
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,545	33,882
Xerox Corp.	18,498	119,867
		153,749
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	23,112	593,516
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	520	43,186
Rowan Cos., Inc.	2,419	46,735
		89,921
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	19,100	866,949
Apache Corp.	14,100	1,017,315
EOG Resources, Inc.	12,900	876,168
EQT Corp.	952	33,234
Noble Energy, Inc.	1,817	107,148
Occidental Petroleum Corp.	24,002	1,579,572
Pioneer Natural Resources Co.	1,024	26,112
Southwestern Energy Co.†	2,720	105,672
		4,612,170
Oil Companies-Integrated — 5.0%
BP PLC ADR	45,804	2,183,935
Chevron Corp.	38,268	2,535,255
ConocoPhillips	19,409	816,342
Exxon Mobil Corp.	38,212	2,671,401
Marathon Oil Corp.	40,405	1,217,403
Murphy Oil Corp.	23,900	1,298,248
Royal Dutch Shell PLC ADR	36,600	1,836,954
Total SA ADR	20,600	1,117,138
		13,676,676
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	3,578	116,857
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	18,100	419,920
Tesoro Corp.	2,960	37,681
Valero Energy Corp.	11,900	200,991
		658,592
Oil-Field Services — 0.6%
BJ Services Co.	15,500	211,265
Halliburton Co.	9,211	190,668
Schlumberger, Ltd.	20,700	1,120,077
		1,522,010
Paper & Related Products — 0.6%
International Paper Co.	71,033	1,074,729
MeadWestvaco Corp.	32,160	527,746
		1,602,475
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	6,604	301,208
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	5,737	16,982
Pipelines — 0.4%
El Paso Corp.	14,995	138,404
Spectra Energy Corp.	38,071	644,161
The Williams Cos., Inc.	12,409	193,705
		976,270
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,390	51,012
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,972	17,750

The New York Times Co., Class A	52,994	291,997
The Washington Post Co., Class B	129	45,431
		355,178
Quarrying — 0.3%
Vulcan Materials Co.	20,407	879,542
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	2,505	22,169
AvalonBay Communities, Inc.	1,709	95,602
Boston Properties, Inc.	2,963	141,335
Equity Residential	5,858	130,223
HCP, Inc.	5,828	123,495
Health Care REIT, Inc.	2,377	81,056
Host Hotels & Resorts, Inc.	12,860	107,896
Kimco Realty Corp.	48,823	490,671
ProLogis	9,468	76,312
Public Storage	2,683	175,683
Regency Centers Corp.	14,100	492,231
Simon Property Group, Inc.	5,940	305,494
Ventas, Inc.	1,540	45,984
Vornado Realty Trust	3,396	152,922
		2,441,073
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	5,778	69,163
Nordstrom, Inc.	1,438	28,602
The Gap, Inc.	5,509	90,347
		188,112
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	1,103	42,002
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,311	40,096
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	36,400	1,119,300
Retail-Building Products — 1.1%
Home Depot, Inc.	120,025	2,836,191
Lowe’s Cos., Inc.	9,159	177,776
		3,013,967
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,848	95,379
RadioShack Corp.	910	12,704
		108,083
Retail-Discount — 0.5%
Big Lots, Inc.†	1,007	21,177
Costco Wholesale Corp.	5,199	237,595
Family Dollar Stores, Inc.	1,230	34,809
Target Corp.	7,885	311,221
Wal-Mart Stores, Inc.	17,662	855,547
		1,460,349
Retail-Drug Store — 0.6%
CVS Caremark Corp.	45,237	1,441,703
Walgreen Co.	8,910	261,954
		1,703,657
Retail-Jewelry — 0.2%
Tiffany & Co.	21,554	546,609
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,754	136,487
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	5,876	26,794
Staples, Inc.	54,786	1,105,034
		1,131,828
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	2,352	100,548
Macy’s, Inc.	32,596	383,329
		483,877
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	2,933	96,730
McDonald’s Corp.	11,800	678,382
		775,112
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	5,173	58,248
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,239	56,336
People’s United Financial, Inc.	7,450	112,048
		168,384
Schools — 0.0%
DeVry, Inc.	672	33,627
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	39,730	984,509
Linear Technology Corp.	4,754	111,006
		1,095,515
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	36,084	395,841
KLA-Tencor Corp.	3,634	91,758
Novellus Systems, Inc.†	1,191	19,890
Teradyne, Inc.†	3,703	25,403
		532,892
Steel-Producers — 0.4%
AK Steel Holding Corp.	2,337	44,847
Nucor Corp.	22,900	1,017,447
United States Steel Corp.	3,066	109,579
		1,171,873
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	797	27,839
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	1,950	20,182
Corning, Inc.	33,238	533,802
JDS Uniphase Corp.†	4,716	26,976
		580,960
Telecom Services — 0.1%
Embarq Corp.	3,050	128,283
Telecommunication Equipment — 0.0%
Tellabs, Inc.†	5,164	29,590
Telephone-Integrated — 4.8%
AT&T, Inc.	302,623	7,517,155
CenturyTel, Inc.	2,160	66,312

Frontier Communications Corp.	6,682	47,709
Qwest Communications International, Inc.	190,945	792,422
Sprint Nextel Corp.†	108,022	519,586
Verizon Communications, Inc.	132,704	4,077,994
Windstream Corp.	9,342	78,099
		13,099,277
Television — 0.1%
CBS Corp., Class B	36,835	254,898
Tobacco — 2.0%
Altria Group, Inc.	113,128	1,854,168
Lorillard, Inc.	3,597	243,769
Philip Morris International, Inc.	71,660	3,125,809
Reynolds American, Inc.	3,614	139,572
		5,363,318
Tools-Hand Held — 0.5%
Black & Decker Corp.	8,300	237,878
Snap-On, Inc.	1,232	35,408
The Stanley Works	27,891	943,831
		1,217,117
Toys — 0.7%
Hasbro, Inc.	2,662	64,527
Mattel, Inc.	112,269	1,801,917
		1,866,444
Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	2,680	197,087
CSX Corp.	8,374	289,992
Norfolk Southern Corp.	7,797	293,713
Union Pacific Corp.	10,783	561,363
		1,342,155
Transport-Services — 0.6%
FedEx Corp.	3,263	181,488
Ryder System, Inc.	1,196	33,393
United Parcel Service, Inc., Class B	28,678	1,433,613
		1,648,494
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	44,600	698,437
Wireless Equipment — 0.4%
American Tower Corp., Class A†	6,380	201,161
Nokia OYJ ADR	62,700	914,166
		1,115,327
Total Common Stock (cost $341,430,571)		261,030,613
EXCHANGE TRADED FUND — 0.9%
Finance-Investment Banker/Broker — 0.9%
iShares S&P 500 Value Index Fund (cost $2,404,410)	54,700	2,388,202
CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $251,873)	$503,000	425,035
Total Long-Term Investment Securities (cost $344,086,854)		263,843,850

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Company — 1.5%
T. Rowe Price Reserve Investment Fund	3,926,334	3,926,334
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.15% due 08/13/09(2)	65,000	64,989
Total Short-Term Investment Securities (cost $3,991,323)		3,991,323
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $745,000 and collateralized by $765,000 of United States Treasury Bills, bearing interest at 0.35% due 12/24/09 and having approximate value of $763,700	745,000	745,000
UBS Securities, LLC Joint Repurchase Agreement(4)	2,930,000	2,930,000
Total Repurchase Agreements (cost $3,675,000)		3,675,000
TOTAL INVESTMENTS (cost $351,753,177)(3)	100.0%	271,510,173
Liabilities in excess of other assets	(0.0)	(97,835)
NET ASSETS	100.0%	$271,412,338

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $1,123,928 representing 0.4% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR – American Depository Receipt

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2009	(Depreciation)
4 Long	S&P 500 Citigroup Value Index	September 2009	$442,070	$430,600	$(11,470)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$21,107,166	$—		$—	$21,107,166
Diversified Manufactoring Operations	13,836,223	—		—	13,836,223
Electric-Intergrated	17,080,486	—		—	17,080,486
Medical-Drugs	19,885,918	—		—	19,885,918
Oil Companies-Intergrated	13,676,676	—		—	13,676,676
Other Industries*	174,320,216	1,123,928	@	—	175,444,144
Exchange Traded Fund	2,388,202	—		—	2,388,202
Corporate Bonds & Notes	—	425,035		—	425,035
Short-Term Investment Securities:
Registered Investment Companies	—	3,926,334		—	3,926,334
U.S. Government Treasury	—	64,989		—	64,989
Repurchase Agreements	—	3,675,000		—	3,675,000
Other Financial Instruments†
Futures Depreciation	(11,470)	—		—	(11,470)

Total	$262,283,417	$9,215,286		$—	$271,498,703

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,900	$60,002
Aerospace/Defense — 0.4%
Empressa Brasileira de Aeronautica SA ADR	2,400	39,744
Rockwell Collins, Inc.	6,125	255,596
Spirit Aerosystems Holdings, Inc., Class A†	691	9,494
TransDigm Group, Inc.†	809	29,286
		334,120
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.†	1,568	129,140
BE Aerospace, Inc.†	949	13,628
Goodrich Corp.	6,322	315,910
		458,678
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	1,817	134,712
Intrepid Potash, Inc.†	3,780	106,142
Terra Industries, Inc.	3,589	86,926
		327,780
Airlines — 0.3%
AMR Corp.†	5,802	23,324
Continental Airlines, Inc., Class B†	2,518	22,310
Copa Holdings SA, Class A	613	25,023
Delta Air Lines, Inc.†	15,713	90,978
Skywest, Inc.	4,900	49,980
Southwest Airlines Co.	10,307	69,366
		280,981
Apparel Manufacturers — 0.9%
Coach, Inc.	12,667	340,489
Hanesbrands, Inc.†	20,638	309,776
Polo Ralph Lauren Corp.	1,056	56,538
VF Corp.	405	22,417
		729,220
Applications Software — 1.9%
American Reprographics Co.†	4,500	37,440
Check Point Software Technologies, Ltd.†	2,200	51,634
Citrix Systems, Inc.†	6,785	216,374
Intuit, Inc.†	12,679	357,040
Nuance Communications, Inc.†	4,022	48,626
Red Hat, Inc.†	33,978	683,977
Salesforce.com, Inc.†	5,605	213,943
		1,609,034
Auction House/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	6,600	154,770
Audio/Video Products — 0.4%
Harman International Industries, Inc.	663	12,464
Tivo, Inc.†	28,000	293,440
		305,904
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,278	55,721
PACCAR, Inc.	1,300	42,263
		97,984
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	2,202	75,198
Federal-Mogul Corp., Class A†	129	1,219
TRW Automotive Holdings Corp.†	252	2,848
WABCO Holdings, Inc.	3,355	59,383
		138,648
Banks-Commercial — 0.1%
BOK Financial Corp.	139	5,236
Commerce Bancshares, Inc.	420	13,369
SVB Financial Group†	2,400	65,328
		83,933
Banks-Fiduciary — 0.3%
Northern Trust Corp.	5,000	268,400
Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	6,352	331,828
Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	5,345	88,994
Dr. Pepper Snapple Group, Inc.†	13,440	284,794
Hansen Natural Corp.†	1,402	43,210
Pepsi Bottling Group, Inc.	2,292	77,561
		494,559
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,975	213,826
Brewery — 0.0%
Molson Coors Brewing Co., Class B	148	6,265
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class C†	9,826	201,728
Scripps Networks Interactive, Inc., Class A	1,063	29,583
		231,311
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	183	3,018
Owens Corning, Inc.†	764	9,764
		12,782
Building Products-Air & Heating — 0.4%
Lennox International, Inc.	9,938	319,109
Building Products-Cement — 0.1%
Eagle Materials, Inc.	888	22,413
Martin Marietta Materials, Inc.	348	27,450
		49,863
Building Products-Wood — 0.3%
Masco Corp.	29,196	279,698
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	376	6,907
Building-Residential/Commercial — 0.2%
Centex Corp.	1,600	13,536
KB Home	1,417	19,385
Lennar Corp., Class A	2,400	23,256
M.D.C Holdings, Inc.	290	8,732
NVR, Inc.†	20	10,048
Pulte Homes, Inc.	3,228	28,503
Toll Brothers, Inc.†	1,900	32,243
		135,703
Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,100	79,581

Shaw Communications, Inc., Class B	2,700	45,522
		125,103
Casino Hotels — 0.5%
Las Vegas Sands Corp.†	4,613	36,258
MGM Mirage†	51,996	332,255
Wynn Resorts, Ltd.†	1,600	56,480
		424,993
Casino Services — 0.2%
International Game Technology	9,320	148,188
Scientific Games Corp., Class A†	1,301	20,517
		168,705
Cellular Telecom — 0.5%
Leap Wireless International, Inc.†	4,722	155,495
MetroPCS Communications, Inc.†	14,858	197,760
NII Holdings, Inc.†	3,979	75,880
		429,135
Chemicals-Diversified — 0.6%
Celanese Corp., Class A	2,922	69,397
FMC Corp.	6,639	314,025
Sociedad Quimica y Minera De Chile SA ADR	3,200	115,808
		499,230
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,808	46,230
Ashland, Inc.	113	3,170
Ecolab, Inc.	9,416	367,130
International Flavors & Fragrances, Inc.	1,513	49,505
Lubrizol Corp.	1,199	56,725
Sigma-Aldrich Corp.	4,686	232,238
Valhi, Inc.	25	186
		755,184
Coal — 0.8%
Alpha Natural Resources, Inc.†	1,453	38,171
Arch Coal, Inc.	3,200	49,184
CONSOL Energy, Inc.	6,778	230,181
Foundation Coal Holdings, Inc.	4,010	112,721
Massey Energy Co.	3,793	74,115
Peabody Energy Corp.	3,300	99,528
Walter Energy, Inc.	1,076	38,994
		642,894
Coatings/Paint — 0.3%
RPM International, Inc.	1,378	19,347
The Sherwin-Williams Co.	4,127	221,826
		241,173
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	608	35,945
Commercial Services — 0.5%
Alliance Data Systems Corp.†	1,183	48,728
Convergys Corp.†	259	2,404
Iron Mountain, Inc.†	7,359	211,571
Quanta Services, Inc.†	6,900	159,597
Weight Watchers International, Inc.	64	1,649
		423,949
Commercial Services-Finance — 2.1%
Coinstar, Inc.†	3,720	99,324
Equifax, Inc.	3,610	94,221
Global Payments, Inc.	3,337	125,004
H&R Block, Inc.	6,917	119,180
Interactive Data Corp.	344	7,960
Lender Processing Services, Inc.	1,946	54,040
Moody’s Corp.	9,520	250,852
Morningstar, Inc.†	398	16,409
Paychex, Inc.	15,904	400,781
SEI Investments Co.	4,864	87,747
The Western Union Co.	28,520	467,728
Total System Services, Inc.	2,377	31,828
		1,755,074
Computer Aided Design — 0.4%
ANSYS, Inc.†	5,285	164,681
Autodesk, Inc.†	9,045	171,674
		336,355
Computer Services — 0.9%
Affiliated Computer Services, Inc., Class A†	1,121	49,795
Cognizant Technology Solutions Corp., Class A†	20,800	555,360
DST Systems, Inc.†	690	25,495
IHS, Inc., Class A†	973	48,524
Perot Systems Corp., Class A†	4,600	65,918
		745,092
Computer Software — 0.1%
Metavante Technologies, Inc.†	1,824	47,169
Computers — 0.7%
Palm, Inc.†	33,810	560,232
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	2,774	21,693
Diebold, Inc.	1,182	31,157
Jack Henry & Associates, Inc.	2,600	53,950
MICROS Systems, Inc.†	1,637	41,449
NCR Corp.†	3,230	38,211
Teradata Corp.†	2,866	67,150
		253,610
Computers-Memory Devices — 2.4%
NetApp, Inc.†	28,366	559,377
SanDisk Corp.†	2,227	32,715
Seagate Technology	92,117	963,544
Western Digital Corp.†	15,049	398,798
		1,954,434
Computers-Periphery Equipment — 0.8%
Logitech International SA†	44,462	622,468
Consulting Services — 0.2%
FTI Consulting, Inc.†	1,045	53,002
Genpact, Ltd.†	1,273	14,958
SAIC, Inc.†	3,132	58,099

The Corporate Executive Board Co.	3,200	66,432
		192,491
Consumer Products-Misc. — 0.9%
Clorox Co.	5,312	296,569
The Scotts Miracle-Gro Co., Class A	13,939	488,562
		785,131
Containers-Metal/Glass — 0.3%
Ball Corp.	1,244	56,179
Crown Holdings, Inc.†	3,258	78,648
Owens-Illinois, Inc.†	2,793	78,232
		213,059
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	207	3,353
Pactiv Corp.†	2,200	47,740
		51,093
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	1,476	37,535
Avon Products, Inc.	17,193	443,236
The Estee Lauder Cos., Inc., Class A	2,259	73,801
		554,572
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	8,723	118,109
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,774	29,413
Dun & Bradstreet Corp.	2,883	234,128
Fidelity National Information Services, Inc.	4,414	88,103
Fiserv, Inc.†	5,118	233,893
		585,537
Decision Support Software — 0.1%
MSCI, Inc., Class A†	2,038	49,809
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	5,924	180,801
Patterson Cos., Inc.†	4,546	98,648
		279,449
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,160	92,837
Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†	4,002	184,892
Inverness Medical Innovations, Inc.†	755	26,863
Qiagen NV†	3,700	68,783
		280,538
Dialysis Centers — 0.2%
DaVita, Inc.†	3,806	188,245
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,622	344,108
Distribution/Wholesale — 0.7%
Fastenal Co.	6,192	205,388
LKQ Corp.†	2,855	46,965
WESCO International, Inc.†	453	11,343
WW Grainger, Inc.	3,452	282,650
		546,346
Diversified Financial Services — 0.5%
IntercontinentalExchange, Inc.†	3,383	386,474
Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	338	8,126
Cooper Industries, Ltd., Class A	834	25,896
Crane Co.	518	11,557
Dover Corp.	2,682	88,747
Harsco Corp.	2,794	79,070
Illinois Tool Works, Inc.	12,510	467,123
ITT Corp.	2,267	100,881
Leggett & Platt, Inc.	1,985	30,232
Pentair, Inc.	12,036	308,362
Teleflex, Inc.	344	15,421
The Brink’s Co.	926	26,882
		1,162,297
Diversified Operations — 0.0%
Leucadia National Corp.†	1,388	29,273
E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR†	1,600	74,080
Expedia, Inc.†	10,002	151,130
IAC/InterActive Corp.†	975	15,649
NetFlix, Inc.†	860	35,552
Priceline.com, Inc.†	1,848	206,145
		482,556
E-Marketing/Info — 0.1%
Digital River, Inc.†	1,900	69,008
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,587	193,199
Molex, Inc.	231	3,592
		196,791
Electric-Generation — 0.2%
The AES Corp.†	10,942	127,037
Electric-Integrated — 0.5%
Allegheny Energy, Inc.	2,108	54,070
Constellation Energy Group, Inc.	3,132	83,248
DPL, Inc.	300	6,951
Integrys Energy Group, Inc.	342	10,257
NV Energy, Inc.	2,038	21,990
PPL Corp.	7,657	252,375
		428,891
Electric-Transmission — 0.1%
ITC Holdings Corp.	1,013	45,950
Electronic Components-Misc. — 0.2%
AVX Corp.	214	2,125
Garmin, Ltd.	1,877	44,710
Gentex Corp.	8,003	92,835
Jabil Circuit, Inc.	8,203	60,866
Vishay Intertechnology, Inc.†	809	5,493
		206,029

Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	5,994	23,197
Altera Corp.	15,275	248,677
Broadcom Corp., Class A†	28,465	705,647
Cavium Networks, Inc.†	12,610	211,974
Cree, Inc.†	1,811	53,225
Fairchild Semiconductor International, Inc.†	3,300	23,067
International Rectifier Corp.†	649	9,612
Intersil Corp., Class A	4,837	60,801
Macrovision Solutions Corp.†	1,425	31,079
MEMC Electronic Materials, Inc.†	16,221	288,896
Microchip Technology, Inc.	8,246	185,947
Micron Technology, Inc.†	3,035	15,357
National Semiconductor Corp.	8,676	108,884
NVIDIA Corp.†	21,822	246,370
ON Semiconductor Corp.†	15,160	103,998
QLogic Corp.†	7,820	99,158
Rambus, Inc.†	2,127	32,947
Silicon Laboratories, Inc.†	3,010	114,200
Xilinx, Inc.	13,882	284,026
		2,847,062
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,488	173,641
Thomas & Betts Corp.†	341	9,841
		183,482
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	5,366	31,659
Synopsys, Inc.†	4,040	78,821
		110,480
Electronic Forms — 0.8%
Adobe Systems, Inc.†	22,180	627,694
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	6,984	141,845
FLIR Systems, Inc.†	5,659	127,667
Itron, Inc.†	1,949	107,332
National Instruments Corp.	3,705	83,585
Trimble Navigation, Ltd.†	9,534	187,152
		647,581
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,011	21,474
Avnet, Inc.†	1,030	21,661
		43,135
Energy-Alternate Sources — 0.7%
First Solar, Inc.†	3,090	500,951
GT Solar International, Inc.†	8,900	47,348
		548,299
Engineering/R&D Services — 1.2%
Aecom Technology Corp.†	1,925	61,600
Fluor Corp.	8,062	413,500
Foster Wheeler AG†	4,800	114,000
Jacobs Engineering Group, Inc.†	2,514	105,814
McDermott International, Inc.†	10,353	210,270
The Shaw Group, Inc.†	1,383	37,908
URS Corp.†	212	10,498
		953,590
Engines-Internal Combustion — 0.2%
Cummins, Inc.	4,156	146,333
Enterprise Software/Service — 1.2%
BMC Software, Inc.†	15,506	523,948
CA, Inc.	6,174	107,613
Concur Technologies, Inc.†	8,980	279,098
Novell, Inc.†	3,191	14,455
Sybase, Inc.†	1,693	53,059
		978,173
Entertainment Software — 0.4%
Activision Blizzard, Inc.†	5,988	75,628
Electronic Arts, Inc.†	10,276	223,195
		298,823
Filtration/Separation Products — 0.7%
Donaldson Co., Inc.	4,572	158,374
Pall Corp.	16,145	428,811
		587,185
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	557	7,547
Finance-Commercial — 0.0%
CapitalSource, Inc.	758	3,699
CIT Group, Inc.	760	1,634
		5,333
Finance-Consumer Loans — 0.1%
SLM Corp.†	10,166	104,405
Student Loan Corp.	8	297
		104,702
Finance-Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	417	30,112
Interactive Brokers Group, Inc., Class A†	2,400	37,272
Investment Technology Group, Inc.†	73	1,489
Jefferies Group, Inc.†	1,788	38,138
Lazard, Ltd., Class A	4,358	117,317
optionsXpress Holdings, Inc.	3,400	52,802
TD Ameritrade Holding Corp.†	5,323	93,365
		370,495
Finance-Other Services — 0.9%
CME Group, Inc.	200	62,222
Deutsche Boerse AG(1)	3,923	304,910
NYSE Euronext	3,361	91,587
The NASDAQ OMX Group, Inc.†	13,834	294,803
		753,522
Food-Baking — 0.0%
Flowers Foods, Inc.	1,302	28,436
Food-Confectionery — 0.3%
The Hershey Co.	4,428	159,408
The J.M. Smucker Co.	1,700	82,722
		242,130

Food-Dairy Products — 0.1%
Dean Foods Co.†	3,664	70,312
Food-Meat Products — 0.0%
Hormel Foods Corp.	139	4,801
Smithfield Foods, Inc.†	185	2,585
		7,386
Food-Misc. — 0.7%
Campbell Soup Co.	2,722	80,081
H.J. Heinz Co.	5,190	185,283
McCormick & Co., Inc.	7,753	252,205
Sara Lee Corp.	3,513	34,287
		551,856
Food-Retail — 0.1%
Whole Foods Market, Inc.	4,569	86,720
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,184	35,260
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	483	8,037
Garden Products — 0.0%
Toro Co.	729	21,797
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	5,974	66,192
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,400	178,432
Royal Gold, Inc.	212	8,840
		187,272
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	5,528	284,858
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	916	9,536
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	510	8,272
Kinetic Concepts, Inc.†	443	12,072
		20,344
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	3,063	81,507
Marriott International, Inc., Class A	11,748	259,278
Starwood Hotels & Resorts Worldwide, Inc.	3,520	78,144
Wyndham Worldwide Corp.	1,603	19,428
		438,357
Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	1,699	50,596
Manpower, Inc.	1,200	50,808
Monster Worldwide, Inc.†	4,702	55,531
Robert Half International, Inc.	6,412	151,451
		308,386
Identification Systems — 0.1%
Cogent, Inc.†	4,700	50,431
Independent Power Producers — 0.1%
Calpine Corp.†	3,689	41,132
Ormat Technologies, Inc.	399	16,084
		57,216
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	4,968	185,207
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,589	115,279
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,700	109,803
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	686	52,925
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	515	8,961
Waters Corp.†	3,863	198,829
		207,790
Insurance Brokers — 0.5%
AON Corp.	2,700	102,249
Arthur J. Gallagher & Co.	1,892	40,375
Brown & Brown, Inc.	1,746	34,798
Erie Indemnity Co., Class A	420	15,019
Marsh & McLennan Cos., Inc.	10,208	205,487
		397,928
Insurance-Life/Health — 1.0%
AFLAC, Inc.	13,410	416,917
Lincoln National Corp.	1,611	27,725
Principal Financial Group, Inc.	18,426	347,146
		791,788
Insurance-Multi-line — 0.2%
American International Group, Inc.(5)	18,669	21,656
Assurant, Inc.	1,700	40,953
CNA Financial Corp.	253	3,914
Genworth Financial, Inc., Class A	3,758	26,268
Hanover Insurance Group, Inc.	79	3,011
HCC Insurance Holdings, Inc.	3,500	84,035
		179,837
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,400	82,012
Fidelity National Financial, Inc., Class A	703	9,512
The Progressive Corp.†	1,414	21,365
W.R. Berkley Corp.	3,498	75,102
		187,991
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,421	63,382
Endurance Specialty Holdings, Ltd.	340	9,962
Odyssey Re Holdings Corp.	74	2,958
Reinsurance Group of America, Inc.	116	4,050
RenaissanceRe Holdings, Ltd.	1,500	69,810
Validus Holdings, Ltd.	276	6,066
		156,228
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	200	60,218
HLTH Corp.†	2,109	27,628

WebMD Health Corp., Class A†	165	4,937
		92,783
Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	3,519	67,495
F5 Networks, Inc.†	12,180	421,306
		488,801
Internet Security — 0.9%
McAfee, Inc.†	13,704	578,172
Symantec Corp.†	2,500	38,900
VeriSign, Inc.†	9,027	166,819
		783,891
Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	21,510	696,924
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	840	48,880
Ameriprise Financial, Inc.	10,563	256,364
BlackRock, Inc.	300	52,626
Eaton Vance Corp.	5,973	159,778
Federated Investors, Inc., Class B	3,827	92,192
Franklin Resources, Inc.	600	43,206
GLG Partners, Inc.	3,872	15,837
Invesco, Ltd.	677	12,064
Janus Capital Group, Inc.	7,953	90,664
T. Rowe Price Group, Inc.	5,202	216,767
Waddell & Reed Financial, Inc., Class A	1,752	46,200
		1,034,578
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,000	59,460
II-VI, Inc.†	2,100	46,557
		106,017
Leisure Products — 0.1%
WMS Industries, Inc.†	2,589	81,579
Linen Supply & Related Items — 0.0%
Cintas Corp.	485	11,077
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	344	9,825
Joy Global, Inc.	5,625	200,925
Terex Corp.†	3,900	47,073
		257,823
Machinery-Electrical — 0.1%
Regal-Beloit Corp.	2,440	96,917
Machinery-General Industrial — 0.4%
IDEX Corp.	2,919	71,720
Roper Industries, Inc.	3,482	157,770
Wabtec Corp.	2,473	79,556
		309,046
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,800	89,908
Machinery-Pumps — 0.3%
Flowserve Corp.	2,141	149,463
Graco, Inc.	3,156	69,495
		218,958
Medical Information Systems — 0.3%
Allscripts-Misys Healthcare Solutions, Inc.	1,272	20,174
Cerner Corp.†	2,966	184,752
IMS Health, Inc.	840	10,668
		215,594
Medical Instruments — 2.9%
ArthroCare Corp.†	2,300	24,840
Beckman Coulter, Inc.	1,480	84,567
Edwards Lifesciences Corp.†	2,940	200,008
Intuitive Surgical, Inc.†	5,801	949,392
St. Jude Medical, Inc.†	22,420	921,462
Techne Corp.	3,158	201,512
		2,381,781
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	2,602	128,018
Laboratory Corp. of America Holdings†	4,405	298,615
Quest Diagnostics, Inc.	6,013	339,314
		765,947
Medical Products — 1.1%
American Medical Systems Holdings, Inc.†	5,400	85,320
Henry Schein, Inc.†	4,136	198,321
Hospira, Inc.†	3,268	125,883
Varian Medical Systems, Inc.†	13,513	474,847
Zimmer Holdings, Inc.†	1,100	46,860
		931,231
Medical-Biomedical/Gene — 2.2%
Abraxis Bioscience, Inc.†	142	5,234
Alexion Pharmaceuticals, Inc.†	3,171	130,392
Amylin Pharmaceuticals, Inc.†	10,619	143,356
Bio-Rad Laboratories, Inc., Class A†	391	29,513
Biogen Idec, Inc.†	1,100	49,665
Charles River Laboratories International, Inc.†	2,695	90,956
Dendreon Corp.†	2,350	58,398
Illumina, Inc.†	7,205	280,563
Life Technologies Corp.†	6,051	252,448
Martek Biosciences Corp.	1,200	25,380
Millipore Corp.†	1,929	135,435
Myriad Genetics, Inc.†	8,105	288,943
OSI Pharmaceuticals, Inc.†	1,180	33,311
United Therapeutics Corp.†	475	39,582
Vertex Pharmaceuticals, Inc.†	7,083	252,438
		1,815,614
Medical-Drugs — 2.4%
Allergan, Inc.	5,922	281,769
Auxilium Pharmaceuticals, Inc.†	15,200	476,976
Cephalon, Inc.†	6,413	363,296
Daiichi Sankyo Co., Ltd.(1)	18,710	334,792
Elan Corp. PLC ADR†	7,200	45,864
MAP Pharmaceuticals, Inc.†	11,580	141,508
Myriad Pharmaceuticals, Inc.	1,500	6,975

Sepracor, Inc.†	2,226	38,554
Shionogi & Co., Ltd.(1)	14,470	279,530
Valeant Pharmaceuticals International†	1,386	35,648
		2,004,912
Medical-Generic Drugs — 0.1%
Mylan, Inc.†	4,441	57,955
Perrigo Co.	1,622	45,059
		103,014
Medical-HMO — 0.3%
CIGNA Corp.	2,861	68,922
Coventry Health Care, Inc.†	3,302	61,780
Health Net, Inc.†	3,500	54,425
Humana, Inc.†	3,168	102,200
		287,327
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	945	23,861
Health Management Associates, Inc., Class A†	5,022	24,809
Tenet Healthcare Corp.†	6,636	18,713
Universal Health Services, Inc., Class B	68	3,322
		70,705
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	2,733	64,280
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,387	95,565
McKesson Corp.	1,500	66,000
		161,565
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	9,262	676,404
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,756	67,439
Mining — 0.1%
Eldorado Gold Corp.†	6,500	58,175
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	12,750	351,773
Multimedia — 0.7%
FactSet Research Systems, Inc.	3,299	164,521
The McGraw-Hill Cos., Inc.	12,704	382,518
WPP PLC ADR	1,301	43,271
		590,310
Music — 0.0%
Warner Music Group Corp.†	79	462
Networking Products — 1.6%
Atheros Communications, Inc.†	23,570	453,487
Juniper Networks, Inc.†	11,200	264,320
Polycom, Inc.†	15,510	314,387
Starent Networks Corp.†	11,800	288,038
		1,320,232
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	6,828	166,672
Waste Connections, Inc.†	3,097	80,243
		246,915
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	429	11,017
Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	973	24,237
Diamond Offshore Drilling, Inc.	2,904	241,177
ENSCO International, Inc.	817	28,489
Helmerich & Payne, Inc.	13,900	429,093
Nabors Industries, Ltd.†	3,700	57,646
Patterson-UTI Energy, Inc.	453	5,826
Pride International, Inc.†	1,651	41,374
Rowan Cos., Inc.	405	7,825
		835,667
Oil Companies-Exploration & Production — 2.2%
Bill Barrett Corp.†	2,100	57,666
Cabot Oil & Gas Corp.	4,000	122,560
CNX Gas Corp.†	498	13,082
Comstock Resources, Inc.†	76	2,512
Concho Resources, Inc.†	7,000	200,830
Continental Resources, Inc.†	298	8,270
EOG Resources, Inc.	4,960	336,883
EQT Corp.	2,665	93,035
EXCO Resources, Inc.†	2,501	32,313
Forest Oil Corp.†	8,135	121,374
Lundin Petroleum AB†(1)	25,060	194,932
Mariner Energy, Inc.†	6,034	70,900
Newfield Exploration Co.†	3,400	111,078
PetroHawk Energy Corp.†	5,612	125,148
Plains Exploration & Production Co.†	1,323	36,197
Quicksilver Resources, Inc.†	2,389	22,194
Range Resources Corp.	469	19,421
SandRidge Energy, Inc.†	3,200	27,264
Southwestern Energy Co.†	1,700	66,045
St. Mary Land & Exploration Co.	313	6,532
Ultra Petroleum Corp.†	4,500	175,500
		1,843,736
Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	4,100	222,712
Oil Field Machinery & Equipment — 1.5%
Cameron International Corp.†	9,318	263,699
Complete Production Services, Inc.†	5,300	33,708
Dresser-Rand Group, Inc.†	1,678	43,796
Dril-Quip, Inc.†	10,440	397,764
FMC Technologies, Inc.†	6,417	241,151
National-Oilwell Varco, Inc.†	7,240	236,458
		1,216,576
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	1,677	21,985
Holly Corp.	867	15,589
Sunoco, Inc.	1,900	44,080
Tesoro Corp.	1,147	14,601
		96,255

Oil-Field Services — 0.8%
Baker Hughes, Inc.	1,400	51,016
BJ Services Co.	3,500	47,705
Core Laboratories NV	1,700	148,155
Exterran Holdings, Inc.†	589	9,447
Oceaneering International, Inc.†	2,914	131,713
Smith International, Inc.	9,157	235,793
TETRA Technologies, Inc.†	7,200	57,312
		681,141
Patient Monitoring Equipment — 0.0%
Masimo Corp.†	1,500	36,165
Pharmacy Services — 0.5%
Express Scripts, Inc.†	5,100	350,625
Omnicare, Inc.	1,018	26,224
		376,849
Physical Therapy/Rehabilitation Centers — 0.3%
Psychiatric Solutions, Inc.†	11,790	268,105
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	301	12,681
Pipelines — 0.1%
El Paso Corp.	3,968	36,625
The Williams Cos., Inc.	3,700	57,757
		94,382
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	134	4,296
SunPower Corp., Class A†	1,965	52,348
SunPower Corp., Class B†	5,580	133,641
		190,285
Printing-Commercial — 0.7%
R.R. Donnelley & Sons Co.	1,078	12,526
VistaPrint, Ltd.†	12,960	552,744
		565,270
Private Corrections — 0.4%
Corrections Corp. of America†	18,257	310,186
Protection/Safety — 0.0%
Brink’s Home Security Holdings, Inc.†	932	26,385
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	842	27,997
Publishing-Newspapers — 0.0%
The New York Times Co., Class A	148	815
Quarrying — 0.2%
Compass Minerals International, Inc.	1,356	74,458
Vulcan Materials Co.	2,600	112,060
		186,518
Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.	172	6,156
Digital Realty Trust, Inc.	1,550	55,567
Federal Realty Investment Trust	156	8,037
HCP, Inc.	2,174	46,067
Health Care REIT, Inc.	1,138	38,806
Nationwide Health Properties, Inc.	1,576	40,566
Public Storage	2,737	179,219
Rayonier, Inc.	729	26,499
Simon Property Group, Inc.	41	2,109
		403,026
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,456	41,708
Real Estate Operations & Development — 0.1%
The St. Joe Co.†	1,883	49,881
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	972	28,985
Research & Development — 0.1%
Pharmaceutical Product Development, Inc.	2,139	49,668
Respiratory Products — 0.1%
ResMed, Inc.†	2,535	103,251
Retail-Apparel/Shoe — 2.6%
Abercrombie & Fitch Co., Class A	889	22,572
Aeropostale, Inc.†	24,123	826,695
American Eagle Outfitters, Inc.	3,474	49,227
AnnTaylor Stores Corp.†	2,000	15,960
Chico’s FAS, Inc.†	3,386	32,946
Foot Locker, Inc.	1,401	14,668
Guess?, Inc.	1,188	30,627
Gymboree Corp.†	5,380	190,882
Limited Brands, Inc.	3,634	43,499
Nordstrom, Inc.	3,359	66,810
Phillips-Van Heusen Corp.	679	19,481
Ross Stores, Inc.	15,221	587,531
The Gap, Inc.	7,000	114,800
The Men’s Wearhouse, Inc.	3,050	58,499
Urban Outfitters, Inc.†	5,714	119,251
		2,193,448
Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	21,709	900,706
AutoZone, Inc.†	1,053	159,119
O’Reilly Automotive, Inc.†	6,862	261,305
		1,321,130
Retail-Automobile — 0.3%
AutoNation, Inc.†	144	2,498
CarMax, Inc.†	8,387	123,289
Copart, Inc.†	3,160	109,557
Penske Auto Group, Inc.	279	4,643
		239,987
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	10,312	317,094
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	158	3,260
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	870	30,868
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	2,947	64,863
Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	22,330	747,832

RadioShack Corp.	334	4,662
		752,494
Retail-Discount — 0.8%
Big Lots, Inc.†	187	3,932
BJ’s Wholesale Club, Inc.†	11,365	366,294
Dollar Tree, Inc.†	1,831	77,085
Family Dollar Stores, Inc.	7,456	211,005
		658,316
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,800	74,376
Retail-Jewelry — 0.3%
Tiffany & Co.	8,412	213,328
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,374	63,789
Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	18,116	569,929
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,018	4,642
Staples, Inc.	4,500	90,765
		95,407
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	7,266	155,928
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	12,720	543,780
Retail-Restaurants — 1.4%
Brinker International, Inc.	2,080	35,422
Burger King Holdings, Inc.	2,165	37,390
Chipotle Mexican Grill, Inc., Class A†	649	51,920
Chipotle Mexican Grill, Inc., Class B†	1,100	76,769
Darden Restaurants, Inc.	2,792	92,080
Panera Bread Co., Class A†	2,660	132,628
Starbucks Corp.†	15,600	216,684
Tim Hortons, Inc.	7,785	191,044
Wendy’s/Arby’s Group, Inc., Class A	2,987	11,948
Yum! Brands, Inc.	10,100	336,734
		1,182,619
Retail-Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.†	31,629	544,019
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,924	55,444
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	407	15,600
Hudson City Bancorp, Inc.	5,287	70,264
TFS Financial Corp.	196	2,082
		87,946
Schools — 2.4%
Apollo Group, Inc., Class A†	5,522	392,724
Career Education Corp.†	1,376	34,249
Corinthian Colleges, Inc.†	12,130	205,361
DeVry, Inc.	5,867	293,585
ITT Educational Services, Inc.†	8,700	875,742
New Oriental Education & Technology Group, Inc. ADR†	1,200	80,832
Strayer Education, Inc.	585	127,594
		2,010,087
Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	11,631	288,216
Cypress Semiconductor Corp.†	2,655	24,426
Integrated Device Technology, Inc.†	5,317	32,115
Linear Technology Corp.	10,526	245,782
Marvell Technology Group, Ltd.†	45,318	527,501
Maxim Integrated Products, Inc.	23,843	374,097
		1,492,137
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	2,400	60,600
Lam Research Corp.†	4,674	121,524
Novellus Systems, Inc.†	1,203	20,090
Teradyne, Inc.†	10,025	68,772
Varian Semiconductor Equipment Associates, Inc.†	4,289	102,893
		373,879
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,430	77,663
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,030	146,322
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,500	52,025
Schnitzer Steel Industries, Inc., Class A	343	18,131
		70,156
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	201	2,080
JDS Uniphase Corp.†	11,137	63,704
		65,784
Telecom Services — 0.1%
Amdocs, Ltd.†	560	12,012
NeuStar, Inc., Class A†	3,272	72,507
TW Telecom, Inc.†	3,036	31,180
		115,699
Telecommunication Equipment — 0.6%
Harris Corp.	2,111	59,868
Nice Systems, Ltd. ADR†	17,247	397,888
		457,756
Telephone-Integrated — 0.1%
Frontier Communications Corp.	2,767	19,756
Windstream Corp.	4,127	34,502
		54,258
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,200	43,318
CTC Media, Inc.†	4,491	53,084
		96,402
Theaters — 0.0%
Regal Entertainment Group, Class A	844	11,217

Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	4,936	77,051
Warner Chilcott, Ltd., Class A†	4,703	61,844
		138,895
Tobacco — 0.5%
Lorillard, Inc.	5,724	387,915
Tools-Hand Held — 0.0%
Snap-On, Inc.	321	9,226
Toys — 0.6%
Hasbro, Inc.	1,519	36,821
Marvel Entertainment, Inc.†	8,483	301,910
Mattel, Inc.	8,565	137,468
		476,199
Transport-Equipment & Leasing — 0.0%
GATX Corp.	414	10,648
Transport-Marine — 0.0%
Kirby Corp.†	226	7,185
Teekay Corp.	376	7,907
		15,092
Transport-Rail — 0.0%
Kansas City Southern†	848	13,661
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	7,050	367,658
Expeditors International of Washington, Inc.	10,124	337,534
FedEx Corp.	3,620	201,344
UTi Worldwide, Inc.†	1,880	21,432
		927,968
Transport-Truck — 0.6%
Con-way, Inc.	312	11,017
J.B. Hunt Transport Services, Inc.	10,669	325,724
Landstar System, Inc.	5,145	184,757
		521,498
Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	1,725	46,058
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	6,213	195,958
Mead Johnson Nutrition Co., Class A†	3,053	96,994
NBTY, Inc.†	755	21,230
		314,182
Water — 0.0%
American Water Works Co.	170	3,249
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,813	47,371
Web Hosting/Design — 0.9%
Equinix, Inc.†	10,803	785,810
Web Portals/ISP — 0.1%
SINA Corp.†	1,900	56,012
Sohu.com, Inc.†	612	38,452
		94,464
Wire & Cable Products — 0.1%
General Cable Corp.†	1,900	71,402
Wireless Equipment — 0.6%
American Tower Corp., Class A†	7,800	245,934
Crown Castle International Corp.†	2,126	51,067
SBA Communications Corp., Class A†	9,771	239,780
		536,781
X-Ray Equipment — 0.1%
Hologic, Inc.†	3,812	54,245
Total Common Stock (cost $91,260,535)		81,095,710
EXCHANGE TRADED FUND — 0.4%
Index Fund — 0.4%
iShares Russell Midcap Growth Index Fund (cost $1,113,535)	8,500	309,825
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0% Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	155
Total Long-Term Investment Securities (cost $92,374,644)		81,405,690
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Company — 1.4%
T. Rowe Price Reserve Investment Fund	1,178,541	1,178,541
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.15% due 08/13/09(2)	$25,000	24,995
Total Short-Term Investment Securities (cost $1,203,536)		1,203,536
REPURCHASE AGREEMENTS — 4.3%
UBS Securities, LLC Joint Repurchase Agreement(3)	1,640,000	1,640,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,912,000 and collateralized by $1,955,000 United States Treasury Bills, bearing interest at 0.35% due 12/24/09 and having approximate value of $1,951,677	1,912,000	1,912,000
Total Repurchase Agreements (cost $3,552,000)		3,552,000
TOTAL INVESTMENTS (cost $97,130,180)(4)	104.1%	86,161,226
Liabilities in excess of other assets	(4.1)	(3,410,970)
NET ASSETS	100.0%	$82,750,256

†	Non-income producing security

(1)

Security was valued using fair value procedures at June 30, 2009.  The aggregate value of these securities was $1,114,164 representing 1.3% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Security represents an investment in an affiliated company; Note 3
ADR —	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
10 Long	S&P Mid 400 E-Mini Index	September 2009	$592,718	$576,700	$(16,018)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$79,981,546	$1,114,164	@	$—	$81,095,710
Exchange Traded Fund	309,825	—		—	309,825
Rights	155	—		—	155
Short-Term Investment Securities:
Registered Investment Companies	—	1,178,541		—	1,178,541
U.S. Government Treasury	—	24,995		—	24,995
Repurchase Agreements	—	3,552,000		—	3,552,000
Other Financial Instruments†
Futures Depreciation	(16,018)	—		—	(16,018)
Total	$80,275,508	$5,869,700		$—	$86,145,208

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.9%
Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.†	92,251	$465,868
Omnicom Group, Inc.	12,300	388,434
		854,302
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,208	6,402
Lamar Advertising Co., Class A†	1,699	25,944
		32,346
Aerospace/Defense — 0.0%
Spirit Aerosystems Holdings, Inc., Class A†	2,120	29,129
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.†	5,771	475,299
BE Aerospace, Inc.†	1,444	20,736
Curtiss-Wright Corp.	5,600	166,488
		662,523
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	247	18,313
Intrepid Potash, Inc.†	15,856	445,236
Terra Industries, Inc.	9,878	239,245
		702,794
Agricultural Operations — 0.2%
Bunge, Ltd.	3,635	219,009
Airlines — 0.4%
Continental Airlines, Inc., Class B†	27,400	242,764
Southwest Airlines Co.	33,383	224,668
		467,432
Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	95	5,086
VF Corp.	2,043	113,080
		118,166
Appliances — 0.1%
Whirlpool Corp.	2,199	93,589
Applications Software — 0.4%
Compuware Corp.†	7,208	49,447
Intuit, Inc.†	12,900	363,264
Nuance Communications, Inc.†	589	7,121
		419,832
Audio/Video Products — 0.0%
Harman International Industries, Inc.	778	14,626
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	2,218	32,250
PACCAR, Inc.	4,200	136,542
		168,792
Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	11,334	326,079
BorgWarner, Inc.	8,950	305,643
Federal-Mogul Corp., Class A†	433	4,092
Johnson Controls, Inc.	16,293	353,884
TRW Automotive Holdings Corp.†	1,118	12,633
WABCO Holdings, Inc.	7,717	136,591
		1,138,922
Banks-Commercial — 2.0%
Associated Banc-Corp.	3,809	47,613
BancorpSouth, Inc.	2,482	50,955
Bank of Hawaii Corp.	1,424	51,022
BOK Financial Corp.	399	15,030
City National Corp.	13,283	489,213
Commerce Bancshares, Inc.	3,977	126,588
Cullen/Frost Bankers, Inc.	1,540	71,025
First Citizens BancShares, Inc., Class A	180	24,057
First Horizon National Corp.†	6,403	76,836
Fulton Financial Corp.	5,231	27,254
M&T Bank Corp.	13,025	663,363
Marshall & Ilsley Corp.	7,939	38,107
Popular, Inc.	8,401	18,482
Regions Financial Corp.	110,807	447,660
Synovus Financial Corp.	38,829	116,099
TCF Financial Corp.	3,816	51,020
Valley National Bancorp	4,224	49,421
Whitney Holding Corp.	2,008	18,393
Zions Bancorporation	3,435	39,709
		2,421,847
Banks-Fiduciary — 0.9%
Northern Trust Corp.	2,928	157,175
State Street Corp.	19,100	901,520
Wilmington Trust Corp.	2,064	28,194
		1,086,889
Banks-Super Regional — 1.1%
Comerica, Inc.	20,902	442,077
Fifth Third Bancorp	29,356	208,428
Huntington Bancshares, Inc.	12,937	54,077
KeyCorp	43,325	227,023
SunTrust Banks, Inc.	21,889	360,074
		1,291,679
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,006	104,793
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	11,417	190,093
Dr. Pepper Snapple Group, Inc.†	7,562	160,239
Pepsi Bottling Group, Inc.	838	28,358
PepsiAmericas, Inc.	1,687	45,228
		423,918
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	454	19,513
Central European Distribution Corp.†	1,317	34,993
Constellation Brands, Inc., Class A†	5,668	71,870
		126,376
Brewery — 0.3%
Molson Coors Brewing Co., Class B	7,412	313,750
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	586	12,031
Liberty Global, Inc., Class A†	7,927	125,960
Liberty Media Corp., Class A†	2,391	32,422
Scripps Networks Interactive, Inc., Class A	1,059	29,472
		199,885
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	341	5,623

Owens Corning, Inc.†	1,428	18,250
USG Corp.†	1,224	12,326
		36,199
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	4,881	156,729
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	817	64,445
Building Products-Wood — 0.0%
Masco Corp.	5,662	54,242
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	507	9,314
Building-Residential/Commercial — 0.8%
Centex Corp.†	3,708	31,370
D.R. Horton, Inc.	8,261	77,323
KB Home	2,106	28,810
Lennar Corp., Class A	4,048	39,225
M.D.C Holdings, Inc.	3,959	119,206
NVR, Inc.†	1,083	544,088
Pulte Homes, Inc.	5,313	46,914
Toll Brothers, Inc.†	4,054	68,796
		955,732
Cable TV — 0.1%
Cablevision Systems Corp., Class A	6,988	135,637
Cable/Satellite TV — 0.7%
DISH Network Corp., Class A†	49,126	796,332
Casino Hotels — 0.5%
Boyd Gaming Corp.†	1,641	13,949
Las Vegas Sands Corp.†	2,166	17,025
MGM Mirage†	3,132	20,013
Wynn Resorts, Ltd.†	16,894	596,358
		647,345
Casino Services — 0.4%
International Game Technology	28,983	460,830
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	407	13,403
NII Holdings, Inc.†	4,677	89,190
US Cellular Corp.†	464	17,841
		120,434
Chemicals-Diversified — 1.0%
Celanese Corp., Class A	37,590	892,762
FMC Corp.	323	15,278
Huntsman Corp.	4,831	24,300
PPG Industries, Inc.	4,900	215,110
		1,147,450
Chemicals-Specialty — 0.2%
Albemarle Corp.	2,566	65,613
Ashland, Inc.	2,043	57,306
Cabot Corp.	1,948	24,506
Cytec Industries, Inc.	1,406	26,180
Eastman Chemical Co.	2,164	82,015
International Flavors & Fragrances, Inc.	131	4,286
Lubrizol Corp.	255	12,064
Valhi, Inc.	123	914
		272,884
Coal — 0.3%
Arch Coal, Inc.	4,301	66,106
Massey Energy Co.	509	9,946
Walter Energy, Inc.	8,320	301,517
		377,569
Coatings/Paint — 0.5%
RPM International, Inc.	1,809	25,398
The Sherwin-Williams Co.	428	23,005
Valspar Corp.	23,287	524,656
		573,059
Commercial Services — 0.6%
Convergys Corp.†	2,537	23,543
Iron Mountain, Inc.†	18,574	534,003
Quanta Services, Inc.†	5,889	136,213
Weight Watchers International, Inc.	899	23,167
		716,926
Commercial Services-Finance — 0.7%
Equifax, Inc.	820	21,402
H&R Block, Inc.	44,679	769,819
Interactive Data Corp.	578	13,375
Total System Services, Inc.	1,345	18,010
		822,606
Computer Aided Design — 0.2%
Autodesk, Inc.†	2,195	41,661
Parametric Technology Corp.†	21,190	247,711
		289,372
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	5,480	243,422
Computer Sciences Corp.†	4,513	199,926
DST Systems, Inc.†	138	5,099
		448,447
Computers — 0.2%
Sun Microsystems, Inc.†	22,284	205,458
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	7,470	58,416
Diebold, Inc.	4,745	125,078
Jack Henry & Associates, Inc.	6,900	143,175
Teradata Corp.†	952	22,305
		348,974
Computers-Memory Devices — 0.1%
SanDisk Corp.†	3,501	51,430
Seagate Technology	1,449	15,157
Western Digital Corp.†	657	17,410
		83,997
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,326	36,867
Consulting Services — 0.0%
SAIC, Inc.†	1,610	29,866
Consumer Products-Misc. — 0.9%
Clorox Co.	9,893	552,326

Fortune Brands, Inc.	12,856	446,617
Jarden Corp.†	2,617	49,069
		1,048,012
Containers-Metal/Glass — 0.4%
Ball Corp.	10,080	455,213
Greif, Inc., Class A	990	43,778
Owens-Illinois, Inc.†	927	25,965
		524,956
Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	2,977	75,020
Packaging Corp. of America	2,750	44,550
Pactiv Corp.†	711	15,429
Sealed Air Corp.	4,725	87,176
Sonoco Products Co.	2,973	71,203
Temple-Inland, Inc.	3,173	41,630
		335,008
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	1,888	48,012
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	2,693	36,463
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,584	26,263
Fidelity National Information Services, Inc.	3,555	70,958
		97,221
Dental Supplies & Equipment — 0.4%
Patterson Cos., Inc.†	22,500	488,250
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,241	44,155
Dialysis Centers — 0.6%
DaVita, Inc.†	13,200	652,872
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,860	212,927
Distribution/Wholesale — 0.9%
Fossil, Inc.†	4,900	117,992
Genuine Parts Co.	15,850	531,926
Ingram Micro, Inc., Class A†	4,822	84,385
Tech Data Corp.†	1,496	48,934
WESCO International, Inc.†	597	14,949
WW Grainger, Inc.	3,700	302,956
		1,101,142
Diversified Manufacturing Operations — 4.1%
Carlisle Cos., Inc.	1,330	31,973
Cooper Industries, Ltd., Class A	11,953	371,141
Crane Co.	713	15,907
Dover Corp.	1,618	53,540
Eaton Corp.	27,492	1,226,418
Harsco Corp.	646	18,282
ITT Corp.	14,785	657,933
Leggett & Platt, Inc.	1,765	26,881
Parker Hannifin Corp.	24,917	1,070,434
Pentair, Inc.	9,514	243,749
SPX Corp.	9,860	482,844
Teleflex, Inc.	681	30,529
Textron, Inc.	8,615	83,221
Trinity Industries, Inc.	2,341	31,884
Tyco International, Ltd.	18,300	475,434
		4,820,170
Diversified Operations — 0.1%
Leucadia National Corp.†	3,547	74,806
E-Commerce/Services — 0.3%
Expedia, Inc.†	492	7,434
IAC/InterActive Corp.†	17,853	286,541
Liberty Media Corp., Series A†	17,758	88,967
		382,942
Electric Products-Misc. — 0.1%
Molex, Inc.	3,585	55,747
Electric-Generation — 0.0%
The AES Corp.†	3,853	44,733
Electric-Integrated — 7.0%
Allegheny Energy, Inc.	1,963	50,351
Alliant Energy Corp.	3,296	86,124
Ameren Corp.	6,362	158,350
American Electric Power Co., Inc.	22,658	654,590
CMS Energy Corp.	66,748	806,316
Consolidated Edison, Inc.	8,174	305,871
Constellation Energy Group, Inc.	847	22,513
DPL, Inc.	24,980	578,787
DTE Energy Co.	4,882	156,224
Edison International	30,447	957,863
Entergy Corp.	10,335	801,169
FirstEnergy Corp.	9,656	374,170
Great Plains Energy, Inc.	4,023	62,558
Hawaiian Electric Industries, Inc.	2,727	51,977
Integrys Energy Group, Inc.	1,776	53,262
MDU Resources Group, Inc.	5,480	103,956
Northeast Utilities	15,917	355,108
NSTAR	3,182	102,174
NV Energy, Inc.	14,331	154,631
OGE Energy Corp.	2,861	81,024
Pepco Holdings, Inc.	6,553	88,072
PG&E Corp.	3,503	134,655
Pinnacle West Capital Corp.	3,011	90,782
PPL Corp.	29,932	986,559
Progress Energy, Inc.	8,312	314,443
SCANA Corp.	3,629	117,834
TECO Energy, Inc.	6,341	75,648
Westar Energy, Inc.	3,237	60,758
Wisconsin Energy Corp.	3,483	141,793
Xcel Energy, Inc.	19,954	367,353
		8,294,915
Electronic Components-Misc. — 0.1%
AVX Corp.	1,138	11,300
Garmin, Ltd.	607	14,459
Jabil Circuit, Inc.	2,807	20,828
Vishay Intertechnology, Inc.†	4,374	29,699
		76,286
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	7,870	30,457

Fairchild Semiconductor International, Inc.†	3,689	25,786
International Rectifier Corp.†	1,189	17,609
Intersil Corp., Class A	1,831	23,016
LSI Corp.†	19,329	88,140
Macrovision Solutions Corp.	928	20,240
Microchip Technology, Inc.	479	10,801
Micron Technology, Inc.†	20,785	105,172
PMC - Sierra, Inc.†	6,635	52,815
		374,036
Electronic Connectors — 0.5%
Amphenol Corp., Class A	17,364	549,397
Thomas & Betts Corp.†	1,075	31,024
		580,421
Electronic Design Automation — 0.0%
Synopsys, Inc.†	1,601	31,236
Electronic Forms — 0.7%
Adobe Systems, Inc.†	28,638	810,455
Electronic Measurement Instruments — 0.2%
Itron, Inc.†	1,782	98,135
Trimble Navigation, Ltd.†	4,700	92,261
		190,396
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,084	44,264
Avnet, Inc.†	2,992	62,922
		107,186
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,472	240,887
Energy-Alternate Sources — 0.1%
Covanta Holding Corp.†	3,842	65,160
Engineering/R&D Services — 1.3%
Jacobs Engineering Group, Inc.†	14,300	601,887
KBR, Inc.	37,911	699,079
The Shaw Group, Inc.†	465	12,746
URS Corp.†	5,168	255,919
		1,569,631
Engines-Internal Combustion — 0.6%
Cummins, Inc.	18,698	658,357
Enterprise Software/Service — 0.6%
CA, Inc.	23,448	408,699
Novell, Inc.†	5,591	25,327
Sybase, Inc.†	9,010	282,373
		716,399
Entertainment Software — 0.7%
Activision Blizzard, Inc.†	61,684	779,069
Filtration/Separation Products — 0.2%
Donaldson Co., Inc.	7,800	270,192
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	1,864	25,257
Finance-Commercial — 0.0%
CapitalSource, Inc.	5,695	27,792
CIT Group, Inc.	10,473	22,517
		50,309
Finance-Consumer Loans — 0.4%
SLM Corp.†	41,946	430,785
Student Loan Corp.	108	4,018
		434,803
Finance-Credit Card — 0.3%
Discover Financial Services	35,786	367,522
Finance-Investment Banker/Broker — 1.2%
Interactive Brokers Group, Inc., Class A†	1,210	18,791
Investment Technology Group, Inc.†	1,185	24,162
Jefferies Group, Inc.†	5,440	116,035
Lazard, Ltd., Class A	29,157	784,907
Raymond James Financial, Inc.	25,026	430,698
		1,374,593
Finance-Other Services — 0.4%
NYSE Euronext	5,755	156,824
The NASDAQ OMX Group, Inc.†	12,454	265,394
		422,218
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	3,925	16,995
Food-Baking — 0.0%
Flowers Foods, Inc.	396	8,649
Food-Canned — 0.0%
Del Monte Foods Co.	5,890	55,248
Food-Confectionery — 0.8%
The Hershey Co.	1,913	68,868
The J.M. Smucker Co.	16,958	825,176
		894,044
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,873	64,693
Smithfield Foods, Inc.†	3,347	46,758
Tyson Foods, Inc., Class A	8,987	113,326
		224,777
Food-Misc. — 1.1%
Campbell Soup Co.	5,667	166,723
ConAgra Foods, Inc.	30,734	585,790
Corn Products International, Inc.	2,222	59,528
H.J. Heinz Co.	7,091	253,149
Ralcorp Holdings, Inc.†	1,685	102,650
Sara Lee Corp.	15,583	152,090
		1,319,930
Food-Retail — 0.9%
Safeway, Inc.	22,557	459,486
SUPERVALU, Inc.	6,851	88,720
The Kroger Co.	22,300	491,715
Whole Foods Market, Inc.†	525	9,965
		1,049,886
Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,118	92,854
Weyerhaeuser Co.	6,296	191,587
		284,441

Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	1,135	18,886
Service Corp. International	7,475	40,963
		59,849
Gas-Distribution — 1.1%
AGL Resources, Inc.	2,299	73,108
Atmos Energy Corp.	2,741	68,635
CenterPoint Energy, Inc.	1,665	18,448
Energen Corp.	2,136	85,226
National Fuel Gas Co.	2,108	76,057
NiSource, Inc.	8,180	95,379
Piedmont Natural Gas, Inc.	8,400	202,524
Sempra Energy	9,876	490,146
Southern Union Co.	3,315	60,963
UGI Corp.	3,225	82,205
Vectren Corp.	2,414	56,560
		1,309,251
Gold Mining — 0.0%
Royal Gold, Inc.	766	31,942
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	27,396	285,192
Hospital Beds/Equipment — 0.4%
Hill-Rom Holdings, Inc.	1,119	18,150
Kinetic Concepts, Inc.†	14,869	405,180
		423,330
Hotels/Motels — 1.2%
Choice Hotels International, Inc.	618	16,445
Marriott International, Inc., Class A	24,242	535,021
Starwood Hotels & Resorts Worldwide, Inc.	39,754	882,539
Wyndham Worldwide Corp.	2,960	35,875
		1,469,880
Human Resources — 0.2%
Hewitt Associates, Inc., Class A†	5,850	174,213
Manpower, Inc.	2,334	98,822
Monster Worldwide, Inc.†	1,558	18,400
		291,435
Independent Power Producers — 0.3%
Calpine Corp.†	4,579	51,056
Dynegy, Inc., Class A†	14,837	33,680
Mirant Corp.†	4,296	67,619
NRG Energy, Inc.†	7,902	205,136
RRI Energy, Inc.†	10,439	52,299
		409,790
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	8,282	266,018
Industrial Gases — 0.4%
Airgas, Inc.	12,723	515,663
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	2,719	47,311
Insurance Brokers — 2.0%
AON Corp.	28,446	1,077,250
Arthur J. Gallagher & Co.	218	4,652
Brown & Brown, Inc.	921	18,355
Erie Indemnity Co., Class A	266	9,512
Marsh & McLennan Cos., Inc.	42,221	849,909
Willis Group Holdings, Ltd.	17,497	450,198
		2,409,876
Insurance-Life/Health — 1.3%
Lincoln National Corp.	24,436	420,544
Principal Financial Group, Inc.	15,510	292,208
Protective Life Corp.	2,549	29,161
StanCorp Financial Group, Inc.	1,460	41,873
Torchmark Corp.	7,207	266,947
Unum Group	28,370	449,948
		1,500,681
Insurance-Multi-line — 1.6%
ACE, Ltd.	15,900	703,257
American Financial Group, Inc.	2,562	55,288
American International Group, Inc.†(3)	44,749	51,909
American National Insurance Co.	475	35,900
Assurant, Inc.	3,508	84,508
Cincinnati Financial Corp.	4,310	96,328
CNA Financial Corp.†	431	6,668
Genworth Financial, Inc., Class A	7,407	51,775
Hanover Insurance Group, Inc.	1,407	53,621
Hartford Financial Services Group, Inc.	21,584	256,202
HCC Insurance Holdings, Inc.	3,342	80,241
Old Republic International Corp.	7,166	70,585
Unitrin, Inc.	1,254	15,073
XL Capital, Ltd., Class A	25,671	294,190
		1,855,545
Insurance-Property/Casualty — 2.3%
Alleghany Corp.†	154	41,734
Arch Capital Group, Ltd.†	9,249	541,806
Fidelity National Financial, Inc., Class A	5,967	80,734
First American Corp.	2,777	71,952
Markel Corp.†	692	194,936
Mercury General Corp.	795	26,577
OneBeacon Insurance Group, Ltd.	691	8,078
The Progressive Corp.†	55,980	845,858
W.R. Berkley Corp.	41,438	889,674
Wesco Financial Corp.	40	11,640
White Mountains Insurance Group, Ltd.	233	53,336
		2,766,325
Insurance-Reinsurance — 1.8%
Allied World Assurance Holdings, Ltd.	1,475	60,224
Aspen Insurance Holdings, Ltd.	2,470	55,180
Axis Capital Holdings, Ltd.	3,041	79,613
Endurance Specialty Holdings, Ltd.	975	28,568
Everest Re Group, Ltd.	10,480	750,054
Odyssey Re Holdings Corp.	397	15,872
PartnerRe, Ltd.	14,345	931,708
Reinsurance Group of America, Inc.	1,998	69,750
RenaissanceRe Holdings, Ltd.	1,856	86,378
Transatlantic Holdings, Inc.	812	35,184
Validus Holdings, Ltd.	783	17,210
		2,129,741

Internet Security — 0.5%
McAfee, Inc.†	12,800	540,032
Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	6,012	145,911
Federated Investors, Inc., Class B	176	4,240
Invesco, Ltd.	66,159	1,178,953
Janus Capital Group, Inc.	33,799	385,309
Legg Mason, Inc.	4,194	102,250
		1,816,663
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,209	73,294
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	14,580	279,644
Lincoln Electric Holdings, Inc.	1,266	45,627
		325,271
Machinery-Construction & Mining — 0.1%
Bucyrus International, Inc.	1,735	49,552
Joy Global, Inc.	374	13,359
Terex Corp.†	3,140	37,900
		100,811
Machinery-Farming — 0.1%
AGCO Corp.†	2,753	80,030
Machinery-General Industrial — 0.3%
Gardner Denver, Inc.†	1,547	38,938
IDEX Corp.	986	24,226
Roper Industries, Inc.	6,083	275,621
The Manitowoc Co., Inc.	3,883	20,424
		359,209
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	161	3,809
Machinery-Pumps — 0.0%
Graco, Inc.	971	21,381
Medical Information Systems — 0.0%
IMS Health, Inc.	4,185	53,149
Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	6,911	470,155
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	2,236	151,578
Medical Products — 0.7%
Becton, Dickinson & Co.	3,130	223,200
Covidien PLC	11,600	434,304
The Cooper Cos., Inc.	1,345	33,262
Varian Medical Systems, Inc.†	3,600	126,504
		817,270
Medical-Biomedical/Gene — 0.2%
Biogen Idec, Inc.†	4,120	186,018
Charles River Laboratories International, Inc.†	660	22,275
Life Technologies Corp.†	593	24,740
		233,033
Medical-Drugs — 0.3%
Endo Pharmaceuticals Holdings, Inc.†	3,490	62,541
Forest Laboratories, Inc.†	8,985	225,613
King Pharmaceuticals, Inc.†	7,387	71,137
		359,291
Medical-Generic Drugs — 1.2%
Mylan, Inc.†	71,690	935,554
Watson Pharmaceuticals, Inc.†	12,840	432,580
		1,368,134
Medical-HMO — 0.8%
CIGNA Corp.	7,597	183,012
Coventry Health Care, Inc.†	3,175	59,404
Health Net, Inc.†	3,094	48,112
Humana, Inc.†	3,198	103,167
WellPoint, Inc.†	11,931	607,169
		1,000,864
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,372	34,643
LifePoint Hospitals, Inc.†	1,619	42,499
Tenet Healthcare Corp.†	4,589	12,941
Universal Health Services, Inc., Class B	1,264	61,746
		151,829
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	391	9,196
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	34,815	617,618
McKesson Corp.	7,100	312,400
		930,018
Metal Processors & Fabrication — 0.3%
Commercial Metals Co.	3,352	53,732
Kaydon Corp.	4,500	146,520
Precision Castparts Corp.	2,200	160,666
Timken Co.	2,883	49,242
		410,160
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	3,527	86,306
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	2,018	68,148
Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	2,156	59,484
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	6,984	113,211
Multimedia — 0.4%
Meredith Corp.	1,009	25,780
Viacom, Inc., Class B†	21,280	483,056
		508,836
Music — 0.0%
Warner Music Group Corp.†	1,211	7,084
Networking Products — 0.2%
Anixter International, Inc.†	7,100	266,889
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,536	23,306

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	55,055	1,343,892
Waste Connections, Inc.†	634	16,427
		1,360,319
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	6,148	134,826
Xerox Corp.	25,761	166,931
		301,757
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,730	70,106
Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	243	6,053
ENSCO International, Inc.	3,029	105,621
Helmerich & Payne, Inc.	2,161	66,710
Nabors Industries, Ltd.†	8,431	131,355
Patterson-UTI Energy, Inc.	3,906	50,231
Pride International, Inc.†	12,946	324,427
Rowan Cos., Inc.	2,776	53,632
Transocean, Ltd.†	6,230	462,827
Unit Corp.†	1,216	33,525
		1,234,381
Oil Companies-Exploration & Production — 5.7%
Cabot Oil & Gas Corp.	14,987	459,202
Cimarex Energy Co.	2,481	70,312
Comstock Resources, Inc.†	1,273	42,073
Concho Resources, Inc.†	2,269	65,098
Continental Resources, Inc.†	474	13,153
Denbury Resources, Inc.†	7,413	109,193
Encore Acquisition Co.†	1,572	48,496
EOG Resources, Inc.	5,400	366,768
EQT Corp.	29,230	1,020,419
EXCO Resources, Inc.†	485	6,266
Forest Oil Corp.†	19,099	284,957
Mariner Energy, Inc.†	289	3,396
Newfield Exploration Co.†	31,345	1,024,041
Noble Energy, Inc.	22,864	1,348,290
Pioneer Natural Resources Co.	3,395	86,572
Plains Exploration & Production Co.†	1,642	44,925
Questar Corp.	5,185	161,046
Range Resources Corp.	27,377	1,133,682
SandRidge Energy, Inc.†	3,701	31,533
St. Mary Land & Exploration Co.	1,401	29,239
Whiting Petroleum Corp.†	13,644	479,723
		6,828,384
Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	5,683	308,701
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	10,000	283,000
Dril-Quip, Inc.†	10,446	397,993
		680,993
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	668	8,758
Sunoco, Inc.	3,482	80,782
Tesoro Corp.	2,444	31,112
		120,652
Oil-Field Services — 2.1%
BJ Services Co.	8,700	118,581
Exterran Holdings, Inc.†	999	16,024
Halliburton Co.	29,261	605,703
Helix Energy Solutions Group, Inc.†	2,931	31,860
Oceaneering International, Inc.†	3,900	176,280
Oil States International, Inc.†	1,477	35,758
SEACOR Holdings, Inc.†	601	45,219
Smith International, Inc.	33,819	870,839
Superior Energy Services, Inc.†	13,728	237,083
Weatherford International, Ltd.†	20,100	393,156
		2,530,503
Paper & Related Products — 0.2%
International Paper Co.	12,875	194,799
MeadWestvaco Corp.	5,097	83,642
		278,441
Pharmacy Services — 0.0%
Omnicare, Inc.	2,040	52,550
Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	31,400	453,416
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	923	38,886
Pipelines — 0.8%
El Paso Corp.	15,077	139,161
ONEOK, Inc.	3,137	92,510
Spectra Energy Corp.	19,213	325,084
The Williams Cos., Inc.	28,600	446,446
		1,003,201
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,483	47,545
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,536	52,708
Private Corrections — 0.0%
Corrections Corp. of America†	3,040	51,650
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,924	24,718
The New York Times Co., Class A	2,880	15,869
The Washington Post Co., Class B	183	64,449
		105,036
Quarrying — 0.5%
Compass Minerals International, Inc.	450	24,710
Vulcan Materials Co.	12,753	549,654
		574,364
Racetracks — 0.1%
International Speedway Corp., Class A	895	22,921
Penn National Gaming, Inc.†	1,989	57,900
		80,821
Real Estate Investment Trusts — 4.0%
Alexandria Real Estate Equities, Inc.	9,712	347,593
AMB Property Corp.	4,356	81,936
Annaly Capital Management, Inc.	16,215	245,495
Apartment Investment & Management Co., Class A	3,488	30,869
AvalonBay Communities, Inc.	2,380	133,137
Boston Properties, Inc.	12,583	600,209

Brandywine Realty Trust	3,830	28,534
BRE Properties, Inc.	1,526	36,258
Camden Property Trust	1,986	54,814
Chimera Investment Corp.	19,968	69,688
Corporate Office Properties Trust	1,709	50,125
Douglas Emmett, Inc.	29,383	264,153
Duke Realty Corp.	6,668	58,478
Equity Residential	8,157	181,330
Essex Property Trust, Inc.	3,848	239,461
Federal Realty Investment Trust	5,552	286,039
HCP, Inc.	5,017	106,310
Health Care REIT, Inc.	7,575	258,308
Hospitality Properties Trust	2,800	33,292
Host Hotels & Resorts, Inc.	45,569	382,324
HRPT Properties Trust	6,663	27,052
Kimco Realty Corp.	11,211	112,671
Liberty Property Trust	3,145	72,461
Mack-Cali Realty Corp.	2,330	53,124
Nationwide Health Properties, Inc.	760	19,562
ProLogis	13,185	106,271
Rayonier, Inc.	1,287	46,783
Realty Income Corp.	3,108	68,127
Regency Centers Corp.	2,384	83,225
Senior Housing Properties Trust	3,588	58,556
SL Green Realty Corp.	2,288	52,487
Taubman Centers, Inc.	1,582	42,493
The Macerich Co.	2,295	40,415
UDR, Inc.	4,482	46,299
Ventas, Inc.	4,662	139,207
Vornado Realty Trust	4,542	204,526
Weingarten Realty Investors, Inc.	3,110	45,126
		4,706,738
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	1,035	33,876
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A	3,266	21,556
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	5,568	44,488
Retail-Apparel/Shoe — 1.7%
Abercrombie & Fitch Co., Class A	1,316	33,413
American Eagle Outfitters, Inc.	41,700	590,889
Chico’s FAS, Inc.†	327	3,182
Foot Locker, Inc.	29,788	311,880
Guess?, Inc.	9,300	239,754
Limited Brands, Inc.	2,583	30,919
Nordstrom, Inc.	13,100	260,559
Phillips-Van Heusen Corp.	542	15,550
Ross Stores, Inc.	8,660	334,276
Urban Outfitters, Inc.†	8,190	170,925
		1,991,347
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	942	142,346
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,958	33,971
CarMax, Inc.†	1,904	27,989
Penske Auto Group, Inc.	723	12,031
		73,991
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	877	18,093
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	593	13,052
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	3,239	45,216
Retail-Discount — 0.2%
Big Lots, Inc.†	6,687	140,628
BJ’s Wholesale Club, Inc.†	1,344	43,317
		183,945
Retail-Drug Store — 0.0%
Rite Aid Corp.†	17,417	26,300
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,540	52,883
Tiffany & Co.	310	7,861
		60,744
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,676	19,894
Retail-Major Department Stores — 1.6%
J.C. Penney Co., Inc.	21,921	629,352
Sears Holdings Corp.†	1,483	98,649
TJX Cos., Inc.	35,445	1,115,100
		1,843,101
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	6,694	30,525
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	16,200	347,652
Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	7,157	305,962
Macy’s, Inc.	35,305	415,187
		721,149
Retail-Restaurants — 0.0%
Wendy’s/Arby’s Group, Inc., Class A	6,528	26,112
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,166	11,357
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,129	17,996
Savings & Loans/Thrifts — 0.6%
First Niagara Financial Group, Inc.	4,461	50,945
Hudson City Bancorp, Inc.	6,201	82,411
New York Community Bancorp, Inc.	36,253	387,545
People’s United Financial, Inc.	10,286	154,701
TFS Financial Corp.	2,183	23,183
Washington Federal, Inc.	2,623	34,099
		732,884
Schools — 0.0%
Career Education Corp.†	168	4,182

Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.†	13,429	50,090
Cypress Semiconductor Corp.†	389	3,579
Integrated Device Technology, Inc.†	3,875	23,405
Linear Technology Corp.	6,730	157,145
Marvell Technology Group, Ltd.†	8,634	100,500
Maxim Integrated Products, Inc.	1,462	22,939
		357,658
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	11,411	288,128
Novellus Systems, Inc.†	1,149	19,188
Teradyne, Inc.†	20,880	143,237
		450,553
Steel-Producers — 1.4%
AK Steel Holding Corp.	3,255	62,463
Carpenter Technology Corp.	1,312	27,303
Reliance Steel & Aluminum Co.	22,574	866,616
Schnitzer Steel Industries, Inc., Class A	134	7,083
Steel Dynamics, Inc.	35,287	519,778
United States Steel Corp.	4,269	152,574
		1,635,817
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,920	101,996
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	2,407	24,912
JDS Uniphase Corp.†	3,008	17,206
		42,118
Telecom Services — 1.1%
Amdocs, Ltd.†	4,947	106,113
Clearwire Corp., Class A†	1,919	10,612
Embarq Corp.	27,132	1,141,172
Virgin Media, Inc.	8,592	80,335
		1,338,232
Telecommunication Equipment — 0.9%
CommScope, Inc.†	19,052	500,306
Harris Corp.	856	24,276
Tellabs, Inc.†	101,989	584,397
		1,108,979
Telephone-Integrated — 1.2%
CenturyTel, Inc.	15,308	469,956
Frontier Communications Corp.	5,257	37,535
Level 3 Communications, Inc.†	48,477	73,200
Qwest Communications International, Inc.	43,863	182,031
Sprint Nextel Corp.†	100,490	483,357
Telephone and Data Systems, Inc.	2,703	76,495
Windstream Corp.	6,973	58,294
		1,380,868
Television — 0.1%
CBS Corp., Class B	18,095	125,217
Central European Media Enterprises, Ltd., Class A†	1,023	20,143
		145,360
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,756	169,694
Theaters — 0.0%
Regal Entertainment Group, Class A	1,153	15,323
Therapeutics — 0.0%
Warner Chilcott, Ltd., Class A†	182	2,393
Tobacco — 0.0%
Lorillard, Inc.	586	39,713
Tools-Hand Held — 0.4%
Black & Decker Corp.	1,791	51,330
Snap-On, Inc.	13,836	397,647
The Stanley Works	2,356	79,727
		528,704
Toys — 0.1%
Hasbro, Inc.	1,506	36,505
Mattel, Inc.	2,392	38,392
		74,897
Transport-Equipment & Leasing — 0.3%
GATX Corp.	12,400	318,928
Transport-Marine — 0.6%
Alexander & Baldwin, Inc.	1,222	28,644
Frontline, Ltd.	1,535	37,392
Kirby Corp.†	15,408	489,820
Overseas Shipholding Group, Inc.	698	23,760
Teekay Corp.	702	14,763
Tidewater, Inc.	1,540	66,020
		660,399
Transport-Rail — 0.6%
Kansas City Southern†	30,187	486,312
Norfolk Southern Corp.	4,980	187,597
		673,909
Transport-Services — 0.0%
Ryder System, Inc.	1,665	46,487
UTi Worldwide, Inc.†	229	2,610
		49,097
Transport-Truck — 0.2%
Con-way, Inc.	923	32,591
Landstar System, Inc.	5,208	187,019
		219,610
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	514	16,330
NBTY, Inc.†	494	13,891
		30,221
Water — 0.1%
American Water Works Co.	1,634	31,226
Aqua America, Inc.	4,041	72,334
		103,560
Wire & Cable Products — 0.1%
General Cable Corp.†	1,547	58,136
Wireless Equipment — 0.1%
Crown Castle International Corp.†	5,554	133,407
X-Ray Equipment — 0.1%
Hologic, Inc.†	6,893	98,087

Total Common Stock (cost $133,233,282)		114,150,914
EXCHANGE TRADED FUND — 1.6%
Index Fund — 1.6%
iShares Russell Midcap Value Index Fund (cost $1,853,766)	63,900	1,850,544
RIGHTS — 0.0%
Fresenius Kabi Pharmaceuticals Holdings, Inc.†
Expires 12/31/10
(cost $92)	92	25
Total Long-Term Investment Securities (cost $135,087,140)		116,001,483
SHORT-TERM INVESTMENT SECURITIES—0.2%
U.S. Government Treasuries—0.2%
United State Treasury Bills
0.15% due 08/13/09 (1)	25,000	24,996
0.10% due 08/13/09 (1)	198,000	197,976
(cost$ $222,972)		222,972
REPURCHASE AGREEMENTS — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/2009, to be repurchased 07/01/2009 in the amount of $4,181,000 and collateralized by $4,275,000 of United State Treasury Notes bearing interest at 0.35%, due 12/24/09 and having an approximate value of $4,267,733	4,181,000	4,181,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/2009, to be repurchased 07/01/2009 in the amount of $1,930,001 and collateralized by $1,820,000 of Federal Home Loan Bank Notes bearing interest at 5.60%, due 06/28/11 and having an approximate value of $1,970,150	1,930,000	1,930,000
Total Repurchase Agreements (cost $6,111,000)		6,111,000
TOTAL INVESTMENTS (cost $141,421,112)(2)	102.8%	122,335,455
Liabilities in excess of other assets	(2.8)	(3,281,489)
NET ASSETS	100.0%	$119,053,966

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company; see Note 3

Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	June 30, 2009	(Depreciation)
10 Long	S&P Midcap 400 E-Mini Index	September 2009	$574,127	$576,700	$2,573

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$8,294,915	$—	$—	$8,294,915
Oil Companies-Exploration & Production	6,828,384	—	—	6,828,384
Other Industries*	99,027,615	—	—	99,027,615
Exchange Traded Fund	1,850,544	—	—	1,850,544
Rights	25	—	—	25
Short-Term Investment Securities:
U.S. Government Treasuries	—	222,972	—	222,972
Repurchase Agreements	—	6,111,000	—	6,111,000
Other Financial Instruments†
Futures Appreciation	2,573	—	—	2,573

Total	$116,004,056	$6,333,972	$—	$122,338,028

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 90.7%
Advanced Materials — 0.0%
Ceradyne, Inc.†	3,644	$64,353
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	61,100	308,555
Advertising Services — 0.0%
inVentiv Health, Inc.†	4,726	63,943
Aerospace/Defense — 0.5%
Aerovironment, Inc.†	2,230	68,818
Cubic Corp.	2,191	78,416
Esterline Technologies Corp.†	4,199	113,667
National Presto Industries, Inc.	678	51,596
Spirit Aerosystems Holdings, Inc., Class A†	13,930	191,398
Teledyne Technologies, Inc.†	5,091	166,730
		670,625
Aerospace/Defense-Equipment — 1.1%
AAR Corp.†	5,468	87,761
Argon ST, Inc.†	11,600	238,612
Curtiss-Wright Corp.	6,390	189,975
GenCorp, Inc.†	7,014	13,397
Kaman Corp.	3,623	60,504
Moog, Inc., Class A†	6,013	155,195
Orbital Sciences Corp.†	48,811	740,463
Triumph Group, Inc.	2,355	94,200
		1,580,107
Agricultural Operations — 0.1%
Andersons, Inc.	2,572	77,006
Airlines — 0.1%
Skywest, Inc.	7,862	80,192
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,732	107,398
Darling International, Inc.†	11,617	76,672
		184,070
Apparel Manufacturers — 1.2%
Carter’s, Inc.†	23,170	570,214
Columbia Sportswear Co.	20,400	630,768
Hanesbrands, Inc.†	30,950	464,559
Maidenform Brands, Inc.†	2,718	31,175
Oxford Industries, Inc.	1,928	22,461
Quiksilver, Inc.†	17,993	33,287
True Religion Apparel, Inc.†	2,685	59,876
Volcom, Inc.†	2,239	27,988
		1,840,328
Applications Software — 0.9%
Citrix Systems, Inc.†	24,960	795,975
Ebix Com, Inc.†	1,282	40,152
EPIQ Systems, Inc.†	29,014	445,365
Progress Software Corp.†	5,637	119,335
		1,400,827
Athletic Equipment — 0.0%
Nautilus, Inc.†	3,158	3,569
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	3,793	32,240
Auction House/Art Dealers — 0.1%
Sotheby’s	8,290	116,972
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,617	15,336
DTS, Inc.†	2,456	66,484
Universal Electronics, Inc.†	1,924	38,807
		120,627
Auto Repair Centers — 0.0%
Midas, Inc.†	1,981	20,761
Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,393	3,075
Auto/Truck Parts & Equipment-Original — 0.2%
Spartan Motors, Inc.	4,585	51,948
Superior Industries International, Inc.	3,278	46,220
WABCO Holdings, Inc.	15,100	267,270
		365,438
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,794	40,513
Standard Motor Products, Inc.	1,714	14,175
		54,688
Banks-Commercial — 4.8%
Bank Mutual Corp.	6,624	57,761
Bank of the Ozarks, Inc.	1,764	38,155
Cascade Bancorp	3,968	5,595
Cascade Financial Corp.	52,830	114,113
Central Pacific Financial Corp.	20,191	75,716
City National Corp.	7,100	261,493
CoBiz Financial, Inc.	45,540	291,911
Columbia Banking System, Inc.	2,580	26,393
Community Bank Systems, Inc.	4,626	67,355
Cullen/Frost Bankers, Inc.	13,670	630,460
East West Bancorp, Inc.	18,442	119,689
First BanCorp Puerto Rico	10,723	42,356
First Commonwealth Financial Corp.	10,576	67,052
First Financial Bancorp	5,942	44,684
First Financial Bankshares, Inc.	2,940	148,058
First Midwest Bancorp, Inc.	6,871	50,227
First Security Group, Inc.	82,652	314,078
Frontier Financial Corp.	6,660	8,059
Glacier Bancorp, Inc.	8,691	128,366
Hancock Holding Co.	3,371	109,524
Hanmi Financial Corp.	5,258	9,202
Home Bancshares, Inc.	1,883	35,852
IBERIABANK Corp.	14,670	578,145
Independent Bank Corp. (Massachusetts)	2,955	58,213
Independent Bank Corp. (Michigan)	2,818	3,720
Nara BanCorp., Inc.	3,156	16,348
National Penn Bancshares, Inc.	11,728	54,066
NBT Bancorp, Inc.	4,840	105,076
Old National Bancorp	9,384	92,151
PAB Bankshares, Inc.†	8,698	22,267
Pinnacle Financial Partners, Inc.†	4,488	59,780
PrivateBancorp, Inc.	5,249	116,738
Prosperity Bancshares, Inc.	5,798	172,954
S&T Bancorp, Inc.	3,321	40,383
Signature Bank†	35,940	974,693
Simmons First National Corp., Class A	1,762	47,081
Sterling Bancorp	2,557	21,351

Sterling Bancshares, Inc.	11,527	72,966
Sterling Financial Corp.	7,404	21,546
Susquehanna Bancshares, Inc.	12,186	59,590
SVB Financial Group†	11,570	314,935
The South Financial Group, Inc.	22,633	26,933
Tompkins Trustco, Inc.	6,466	310,045
TrustCo Bank Corp. NY	10,769	63,645
UCBH Holdings, Inc.	17,017	21,441
UMB Financial Corp.	4,142	157,437
Umpqua Holdings Corp.	54,168	420,344
United Bankshares, Inc.	5,334	104,226
United Community Banks, Inc.†	5,870	35,161
Whitney Holding Corp.	9,522	87,222
Wilshire Bancorp, Inc.	2,743	15,772
Wintrust Financial Corp.	32,907	529,145
		7,249,473
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,047	40,531
Banks-Super Regional — 0.3%
KeyCorp	85,400	447,496
Beverages-Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A†	69,400	879,992
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	1,430	42,314
Building & Construction Products-Misc. — 0.7%
Drew Industries, Inc.†	2,744	33,395
Gibraltar Industries, Inc.	53,430	367,064
Louisiana-Pacific Corp.†	30,190	103,250
NCI Building Systems, Inc.†	2,783	7,347
Simpson Manufacturing Co., Inc.	25,460	550,445
		1,061,501
Building & Construction-Misc. — 0.3%
Insituform Technologies, Inc., Class A†	22,687	384,998
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,163	155,554
Texas Industries, Inc.	3,914	122,743
		278,297
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,944	48,511
Quanex Building Products Corp.	5,320	59,691
		108,202
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,385	78,920
Building-Heavy Construction — 0.3%
Tutor Perini Corp.†	28,690	498,058
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,311	114,040
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	960	20,880
Winnebago Industries, Inc.	4,108	30,522
		51,402
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,598	25,434
Meritage Homes Corp.†	4,427	83,493
Standard-Pacific Corp.†	13,150	26,695
		135,622
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,617	11,804
Casino Services — 0.0%
Shuffle Master, Inc.†	7,576	50,077
Chemicals-Other — 0.0%
American Vanguard Corp.	2,869	32,420
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,684	55,665
PolyOne Corp.†	37,184	100,769
		156,434
Chemicals-Specialty — 0.5%
Arch Chemicals, Inc.	3,538	87,000
Balchem Corp.	2,591	63,531
Ferro Corp.	14,840	40,810
H.B. Fuller Co.	6,865	128,856
NewMarket Corp.	1,740	117,154
OM Group, Inc.†	4,319	125,337
Penford Corp.	1,592	9,218
Quaker Chemical Corp.	1,554	20,653
Stepan Co.	1,024	45,220
Zep, Inc.	3,045	36,692
		674,471
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,892	62,265
TTM Technologies, Inc.†	6,092	48,492
		110,757
Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	3,823	226,016
Peet’s Coffee & Tea, Inc.†	1,604	40,421
		266,437
Collectibles — 0.0%
RC2 Corp.†	2,438	32,255
Commercial Services — 0.7%
Arbitron, Inc.	3,742	59,460
Healthcare Services Group, Inc.	6,117	109,372
HMS Holdings Corp.†	3,654	148,791
Live Nation, Inc.†	11,814	57,416
Pre-Paid Legal Services, Inc.†	1,009	43,982
StarTek, Inc.†	1,635	13,113
Steiner Leisure, Ltd.†	17,540	535,496
TeleTech Holdings, Inc.†	5,049	76,492
Ticketmaster Entertainment, Inc.†	5,670	36,402
		1,080,524
Commercial Services-Finance — 1.7%
Bankrate, Inc.†	1,964	49,571
Coinstar, Inc.†	4,265	113,876
Equifax, Inc.	31,000	809,100
Global Payments, Inc.	21,967	822,884
Heartland Payment Systems, Inc.	3,440	32,921
Jackson Hewitt Tax Service, Inc.	44,100	276,066
MedQuist, Inc.	38,750	235,600

Rewards Network, Inc.†	3,799	14,360
Wright Express Corp.†	5,458	139,015
		2,493,393
Communications Software — 0.3%
Digi International, Inc.†	37,259	363,275
Smith Micro Software, Inc.†	4,057	39,840
		403,115
Computer Services — 1.4%
CACI International, Inc., Class A†	27,533	1,175,934
CIBER, Inc.†	8,640	26,784
COMSYS IT Partners, Inc.†	9,729	56,915
Insight Enterprises, Inc.†	6,478	62,577
Manhattan Associates, Inc.†	3,255	59,306
Perot Systems Corp., Class A†	47,160	675,803
SYKES Enterprises, Inc.†	4,720	85,385
		2,142,704
Computer Software — 0.1%
Avid Technology, Inc.†	4,328	58,038
Blackbaud, Inc.	6,192	96,286
Phoenix Technologies, Ltd.†	4,111	11,141
		165,465
Computers-Integrated Systems — 0.1%
Agilysys, Inc.	3,199	14,971
Integral Systems, Inc.†	2,444	20,334
Mercury Computer Systems, Inc.†	3,200	29,600
MTS Systems Corp.	2,367	48,879
Radiant Systems, Inc.†	3,953	32,810
Radisys Corp.†	3,298	29,715
Stratasys, Inc.†	2,857	31,398
		207,707
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,299	6,433
Computers-Periphery Equipment — 0.3%
Rimage Corp.†	12,440	206,628
Synaptics, Inc.†	4,847	187,337
		393,965
Consulting Services — 1.1%
Forrester Research, Inc.†	2,125	52,169
MAXIMUS, Inc.	2,472	101,970
Watson Wyatt Worldwide, Inc., Class A	40,320	1,513,209
		1,667,348
Consumer Products-Misc. — 0.9%
Central Garden and Pet Co. Class A†	54,890	540,667
Helen of Troy, Ltd.†	4,215	70,770
Russ Berrie & Co., Inc.†	2,400	9,384
Tupperware Brands Corp.	22,470	584,669
WD-40 Co.	2,332	67,628
		1,273,118
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	5,419	206,789
Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	8,346	568,363
Data Processing/Management — 0.3%
Commvault Systems, Inc.†	5,881	97,507
CSG Systems International, Inc.†	4,963	65,710
Fiserv, Inc.†	5,100	233,070
		396,287
Decision Support Software — 0.1%
SPSS, Inc.†	2,589	86,395
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	9,359	99,205
Diagnostic Equipment — 0.5%
Immucor, Inc.†	52,200	718,272
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,725	129,271
Dialysis Centers — 0.6%
DaVita, Inc.†	17,900	885,334
Disposable Medical Products — 0.7%
C.R. Bard, Inc.	13,100	975,295
ICU Medical, Inc.†	1,837	75,593
Merit Medical Systems, Inc.†	3,945	64,303
		1,115,191
Distribution/Wholesale — 1.0%
Brightpoint, Inc.†	7,292	45,721
MWI Veterinary Supply, Inc.†	1,712	59,680
Owens & Minor, Inc.	9,600	420,672
Pool Corp.	6,833	113,154
Scansource, Inc.†	3,748	91,901
School Specialty, Inc.†	2,257	45,614
United Stationers, Inc.†	13,750	479,600
Watsco, Inc.	4,034	197,384
		1,453,726
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	3,186	103,768
Actuant Corp., Class A	9,361	114,204
Acuity Brands, Inc.	5,781	162,157
AZZ, Inc.†	1,716	59,047
Barnes Group, Inc.	6,001	71,352
EnPro Industries, Inc.†	43,419	781,976
ESCO Technologies, Inc.†	3,703	165,894
Griffon Corp.†	6,895	57,366
Koppers Holdings, Inc.	5,480	144,508
Lydall, Inc.†	2,374	8,072
Matthews International Corp., Class A	23,000	715,760
Standex International Corp.	1,746	20,254
Tredegar Corp.	2,733	36,404
		2,440,762
Diversified Minerals — 0.0%
AMCOL International Corp.	3,199	69,034
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,191	125,981
Viad Corp.	2,909	50,093
Volt Information Sciences, Inc.†	1,708	10,709
		186,783

Drug Delivery Systems — 0.0%
Noven Pharmaceuticals, Inc.†	3,520	50,336
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	2,049	88,087
NutriSystem, Inc.	4,339	62,915
Stamps.com, Inc.†	1,820	15,434
		166,436
E-Commerce/Services — 0.2%
IAC/InterActive Corp.†	18,000	288,900
E-Marketing/Info — 0.0%
comScore, Inc.†	2,668	35,538
E-Services/Consulting — 0.1%
Perficient, Inc.†	4,559	31,868
Websense, Inc.†	6,255	111,589
		143,457
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	17,810	201,431
Littelfuse, Inc.†	3,069	61,257
		262,688
Electric-Integrated — 1.2%
Allete, Inc.	3,936	113,160
Avista Corp.	7,721	137,511
Central Vermont Public Service Corp.	1,647	29,811
CH Energy Group, Inc.	2,230	104,141
CMS Energy Corp.	12,250	147,980
El Paso Electric Co.†	6,348	88,618
MGE Energy, Inc.	5,750	192,913
NV Energy, Inc.	52,730	568,957
Portland General Electric Co.	10,690	208,241
UIL Holdings Corp.	4,229	94,941
Unisource Energy Corp.	5,032	133,549
		1,819,822
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	9,660	154,946
Benchmark Electronics, Inc.†	9,223	132,811
CTS Corp.	4,768	31,230
Daktronics, Inc.	4,825	37,153
Methode Electronics, Inc.	5,336	37,459
Plexus Corp.†	5,575	114,064
Rogers Corp.†	2,212	44,749
Technitrol, Inc.	5,791	37,468
		589,880
Electronic Components-Semiconductors — 1.8%
Actel Corp.†	3,692	39,615
Altera Corp.	34,200	556,776
Diodes, Inc.†	4,621	72,273
DSP Group, Inc.†	3,212	21,713
Fairchild Semiconductor International, Inc.†	70,060	489,719
Kopin Corp.†	9,532	34,983
Microsemi Corp.†	11,468	158,258
OmniVision Technologies, Inc.†	45,930	477,213
ON Semiconductor Corp.†	91,040	624,535
Skyworks Solutions, Inc.†	23,658	231,375
Supertex, Inc.†	1,821	45,725
		2,752,185
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,808	66,806
Axsys Technologies, Inc.†	1,346	72,199
Badger Meter, Inc.	2,093	85,813
FARO Technologies, Inc.†	2,367	36,760
Keithley Instruments, Inc.	1,924	7,696
		269,274
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	1,287	88,958
LoJack Corp.†	2,522	10,567
		99,525
Energy-Alternate Sources — 0.0%
Greenhunter Energy, Inc.†	27	0
Headwaters, Inc.†	5,981	20,096
		20,096
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,879	621,285
Stanley, Inc.†	1,926	63,327
		684,612
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	7,038	93,887
Enterprise Software/Service — 2.4%
Concur Technologies, Inc.†	5,963	185,330
Epicor Software Corp.†	8,611	45,638
Informatica Corp.†	12,312	211,643
JDA Software Group, Inc.†	3,893	58,239
Lawson Software, Inc.†	132,280	738,123
ManTech International Corp., Class A†	33,700	1,450,448
Novell, Inc.†	156,100	707,133
Omnicell, Inc.†	4,462	47,967
SYNNEX Corp.†	2,697	67,398
Taleo Corp., Class A†	4,479	81,831
Tyler Technologies, Inc.†	4,039	63,089
		3,656,839
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	11,334	107,333
THQ, Inc.†	9,545	68,342
		175,675
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.†	8,509	243,783
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	7,193	209,964
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,167	83,928
World Acceptance Corp.†	2,283	45,454
		129,382
Finance-Investment Banker/Broker — 1.5%
Duff & Phelps Corp., Class A	40,900	727,202
Greenhill & Co., Inc.	2,607	188,251
Investment Technology Group, Inc.†	10,230	208,590
LaBranche & Co., Inc.†	6,809	29,279
optionsXpress Holdings, Inc.	5,803	90,120

Piper Jaffray Cos., Inc.†	2,301	100,485
Raymond James Financial, Inc.	24,240	417,170
Stifel Financial Corp.†	3,869	186,060
SWS Group, Inc.	3,878	54,176
Thomas Weisel Partners Group, Inc.†	31,892	191,990
TradeStation Group, Inc.†	4,409	37,300
		2,230,623
Finance-Leasing Companies — 0.3%
Financial Federal Corp.	25,036	514,490
Finance-Other Services — 0.4%
The NASDAQ OMX Group, Inc.†	25,700	547,667
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.†	2,691	33,476
Food-Canned — 0.4%
Del Monte Foods Co.	42,130	395,179
Treehouse Foods, Inc.†	4,458	128,257
		523,436
Food-Confectionery — 0.2%
The J.M. Smucker Co.	6,200	301,692
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	15,970	223,101
Food-Misc. — 0.3%
Cal-Maine Foods, Inc.	1,781	44,454
Diamond Foods, Inc.	2,329	64,979
J & J Snack Foods Corp.	1,974	70,867
Lance, Inc.	4,511	104,339
The Hain Celestial Group, Inc.†	5,748	89,726
		374,365
Food-Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	4,278	18,181
Weis Markets, Inc.	9,930	332,854
		351,035
Food-Wholesale/Distribution — 0.7%
Nash Finch Co.	1,811	49,006
Spartan Stores, Inc.	71,838	891,509
United Natural Foods, Inc.†	6,068	159,285
		1,099,800
Footwear & Related Apparel — 0.7%
CROCS, Inc.†	11,838	40,249
Deckers Outdoor Corp.†	1,853	130,210
Iconix Brand Group, Inc.†	9,783	150,463
Skechers USA, Inc., Class A†	4,707	45,987
Timberland Co., Class A†	36,350	482,365
Wolverine World Wide, Inc.	6,949	153,295
		1,002,569
Forestry — 0.0%
Deltic Timber Corp.	1,492	52,921
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,736	145,367
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	8,487	78,844
Garden Products — 0.1%
Toro Co.	5,059	151,264
Gas-Distribution — 1.3%
Atmos Energy Corp.	13,000	325,520
Laclede Group, Inc.	3,129	103,664
New Jersey Resources Corp.	12,789	473,704
Northwest Natural Gas Co.	11,920	528,294
Piedmont Natural Gas, Inc.	10,383	250,334
South Jersey Industries, Inc.	4,210	146,887
Southwest Gas Corp.	6,317	140,301
		1,968,704
Golf — 0.3%
Callaway Golf Co.	81,063	410,989
Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	19,784	1,019,470
Health Care Cost Containment — 0.0%
Corvel Corp.†	1,079	24,569
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	4,091	42,383
La-Z-Boy, Inc.	7,274	34,333
		76,716
Hotel/Motels — 0.0%
Marcus Corp.	2,991	31,465
Human Resources — 0.6%
Administaff, Inc.	3,129	72,812
AMN Healthcare Services, Inc.†	4,610	29,412
CDI Corp.	1,820	20,293
Cross Country Healthcare, Inc.†	43,228	296,976
Heidrick & Struggles International, Inc.	2,396	43,727
Korn/Ferry International†	9,500	101,080
On Assignment, Inc.†	5,105	19,961
Spherion Corp.†	7,316	30,142
TrueBlue, Inc.†	40,798	342,703
		957,106
Identification Systems — 0.2%
Brady Corp., Class A	7,246	182,020
Checkpoint Systems, Inc.†	5,492	86,169
		268,189
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	3,761	11,095
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,603	79,170
Gerber Scientific, Inc.†	3,409	8,522
Intermec, Inc.†	6,924	89,320
		177,012
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,139	89,154

Instruments-Scientific — 0.2%
Dionex Corp.†	2,499	152,514
FEI Co.†	5,282	120,958
		273,472
Insurance Brokers — 0.0%
eHealth, Inc.†	3,496	61,739
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,216	120,777
Presidential Life Corp.	3,050	23,088
		143,865
Insurance-Multi-line — 0.2%
HCC Insurance Holdings, Inc.	10,000	240,100
United Fire & Casualty Co.	3,156	54,125
		294,225
Insurance-Property/Casualty — 2.0%
American Physicians Capital, Inc.	1,026	40,178
Amerisafe, Inc.†	2,665	41,467
Arch Capital Group, Ltd.†	4,770	279,427
CNA Surety Corp.†	29,947	403,985
EMC Insurance Group, Inc.	14,560	302,994
Employers Holdings, Inc.	6,596	89,376
Infinity Property & Casualty Corp.	1,938	70,659
Meadowbrook Insurance Group, Inc.	89,160	582,215
Navigators Group, Inc.†	1,890	83,973
ProAssurance Corp.†	4,675	216,032
RLI Corp.	2,535	113,568
Safety Insurance Group, Inc.	2,227	68,057
Selective Insurance Group, Inc.	7,463	95,302
Stewart Information Services Corp.	2,573	36,665
Tower Group, Inc.	4,971	123,181
Zenith National Insurance Corp.	19,055	414,256
		2,961,335
Internet Application Software — 0.2%
Cybersource Corp.†	9,762	149,358
DealerTrack Holdings, Inc.†	5,669	96,373
eResearchTechnology, Inc.†	5,903	36,658
		282,389
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,662	14,242
Internet Content-Information/News — 0.0%
InfoSpace, Inc.†	4,945	32,785
The Knot, Inc.†	4,241	33,419
		66,204
Internet Infrastructure Software — 1.1%
TeleCommunication Systems, Inc., Class A†	232,600	1,653,786
Internet Security — 1.0%
Blue Coat Systems, Inc.†	5,580	92,293
McAfee, Inc.†	14,130	596,145
VeriSign, Inc.†	42,500	785,400
		1,473,838
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,304	142,218
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	5,110	297,351
Cohen & Steers, Inc.	32,210	481,539
GAMCO Investors, Inc., Class A	6,230	302,155
National Financial Partners Corp.	5,814	42,558
Teton Advisors, Inc.†(1)(2)	253	571
		1,124,174
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,195	124,717
Electro Scientific Industries, Inc.†	3,828	42,797
II-VI, Inc.†	3,421	75,844
Newport Corp.†	5,109	29,581
		272,939
Leisure Products — 0.1%
Brunswick Corp.	12,462	53,836
Multimedia Games, Inc.†	3,275	16,244
		70,080
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,613	55,265
UniFirst Corp.	2,022	75,158
		130,423
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	11,160	214,049
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	2,800	83,132
Machinery-Electrical — 0.6%
Baldor Electric Co.	6,578	156,491
Regal-Beloit Corp.	19,081	757,897
		914,388
Machinery-Farming — 0.0%
Lindsay Corp.	1,739	57,561
Machinery-General Industrial — 1.2%
Albany International Corp., Class A	34,382	391,267
Altra Holdings, Inc.†	29,790	223,127
Applied Industrial Technologies, Inc.	5,134	101,140
Gardner Denver, Inc.†	7,336	184,647
IDEX Corp.	11,520	283,046
Intevac, Inc.†	3,098	26,984
Robbins & Myers, Inc.	4,637	89,262
Wabtec Corp.	15,950	513,112
		1,812,585
Machinery-Material Handling — 0.0%
Cascade Corp.	1,196	18,813
Medical Information Systems — 0.8%
Computer Programs & Systems, Inc.	1,331	50,991
Eclipsys Corp.†	7,933	141,049
IMS Health, Inc.	65,200	828,040
Phase Forward, Inc.†	6,094	92,080
Quality Systems, Inc.	2,578	146,843
		1,259,003
Medical Instruments — 0.2%
Abaxis, Inc.†	3,094	63,551
Conmed Corp.†	4,103	63,678
CryoLife, Inc.†	3,994	22,127
Kensey Nash Corp.†	1,604	42,041

Natus Medical, Inc.†	3,954	45,629
SurModics, Inc.†	2,073	46,912
Symmetry Medical, Inc.†	5,058	47,141
		331,079
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	1,638	51,777
Genoptix, Inc.†	1,356	43,379
National Dentex Corp.†	23,740	154,547
		249,703
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,626	11,082
Palomar Medical Technologies, Inc.†	2,549	37,368
		48,450
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	10,429	164,778
Cyberonics, Inc.†	3,283	54,596
Greatbatch, Inc.†	3,276	74,070
Haemonetics Corp.†	3,621	206,397
Hanger Orthopedic Group, Inc.†	4,403	59,837
Invacare Corp.	4,541	80,149
Osteotech, Inc.†	2,543	11,189
PSS World Medical, Inc.†	8,389	155,280
The Cooper Cos., Inc.	6,382	157,827
West Pharmaceutical Services, Inc.	4,629	161,321
Zoll Medical Corp.†	2,979	57,614
		1,183,058
Medical-Biomedical/Gene — 0.8%
Arqule, Inc.†	4,038	24,793
Cambrex Corp.†	4,129	17,012
Cubist Pharmaceuticals, Inc.†	8,143	149,261
Emergent Biosolutions, Inc.†	43,200	619,056
Enzo Biochem, Inc.†	23,877	105,775
Integra LifeSciences Holdings Corp.†	2,849	75,527
Martek Biosciences Corp.	4,696	99,320
Regeneron Pharmaceuticals, Inc.†	8,940	160,205
		1,250,949
Medical-Drugs — 0.9%
Endo Pharmaceuticals Holdings, Inc.†	58,800	1,053,696
PharMerica Corp.†	4,308	84,566
Salix Pharmaceuticals, Ltd.†	6,807	67,185
Savient Pharmaceuticals, Inc.†	7,475	103,604
ViroPharma, Inc.†	10,937	64,856
		1,373,907
Medical-Generic Drugs — 0.5%
Par Pharmaceutical Cos., Inc.†	4,915	74,462
Perrigo Co.	22,600	627,828
		702,290
Medical-HMO — 1.1%
AMERIGROUP Corp.†	7,473	200,650
Centene Corp.†	6,083	121,538
Healthspring, Inc.†	6,908	75,021
Magellan Health Services, Inc.†	35,387	1,161,402
Molina Healthcare, Inc.†	1,910	45,687
		1,604,298
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	23,750	623,438
MedCath Corp.†	2,774	32,622
		656,060
Medical-Nursing Homes — 0.6%
Sun Healthcare Group, Inc.†	104,500	881,980
Medical-Outpatient/Home Medical — 0.8%
Air Methods Corp.†	1,516	41,478
Almost Family, Inc.†	901	23,525
Amedisys, Inc.†	3,864	127,589
Amsurg Corp.†	23,732	508,814
Gentiva Health Services, Inc.†	4,089	67,305
LHC Group, Inc.†	2,111	46,885
Lincare Holdings, Inc.†	14,200	333,984
Odyssey HealthCare, Inc.†	4,651	47,812
Res-Care, Inc.†	3,618	51,738
		1,249,130
Metal Processors & Fabrication — 1.7%
CIRCOR International, Inc.	22,698	535,900
Haynes International, Inc.†	18,640	441,768
Kaydon Corp.	18,445	600,569
Mueller Industries, Inc.	18,033	375,087
RBC Bearings, Inc.†	31,103	636,056
		2,589,380
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	2,364	28,557
Lawson Products, Inc.	590	8,384
		36,941
Metal-Aluminum — 0.1%
Century Aluminum Co.†	7,857	48,949
Kaiser Aluminum Corp.	4,670	167,700
		216,649
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,880	119,414
Miscellaneous Manufacturing — 0.5%
AptarGroup, Inc.	11,380	384,302
John Bean Technologies Corp.	3,892	48,728
Movado Group, Inc.	26,146	275,579
		708,609
Multimedia — 0.0%
E.W. Scripps Co., Class A	4,134	8,640
Networking Products — 0.7%
Adaptec, Inc.†	17,209	45,604
Anixter International, Inc.†	4,236	159,231
Black Box Corp.	20,707	693,063
Netgear, Inc.†	4,858	70,004
		967,902
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,850	47,737
Horsehead Holding Corp†	22,860	170,307

RTI International Metals, Inc.†	3,267	57,728
		275,772
Office Furnishings-Original — 0.0%
Interface, Inc. Class A	7,948	49,278
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,794	5,848
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	7,890	196,540
Pioneer Drilling Co.†	7,100	34,009
		230,549
Oil Companies-Exploration & Production — 2.6%
Bill Barrett Corp.†	8,330	228,742
Comstock Resources, Inc.†	11,100	366,855
Denbury Resources, Inc.†	23,190	341,588
McMoRan Exploration Co.†	166,200	990,552
Penn Virginia Corp.	6,413	104,981
Petroleum Development Corp.†	2,102	32,980
Petroquest Energy, Inc.†	7,342	27,092
St. Mary Land & Exploration Co.	13,716	286,253
Stone Energy Corp.†	5,771	42,821
Swift Energy Co.†	4,403	73,310
Vaalco Energy, Inc.†	217,600	920,448
XTO Energy, Inc.	11,877	452,989
		3,868,611
Oil Companies-Integrated — 0.0%
PetroCorp, Inc.†(1)(2)	154	0
Oil Field Machinery & Equipment — 1.2%
CARBO Ceramics, Inc.	2,728	93,298
Dril-Quip, Inc.†	4,246	161,773
Gulf Island Fabrication, Inc.	7,609	120,450
Lufkin Industries, Inc.	2,100	88,305
NATCO Group, Inc., Class A†	2,814	92,637
National-Oilwell Varco, Inc.†	9,030	294,920
T-3 Energy Services, Inc.†	75,742	902,087
		1,753,470
Oil Refining & Marketing — 0.1%
Holly Corp.	5,805	104,374
Oil-Field Services — 1.1%
Basic Energy Services, Inc.†	3,219	21,986
Exterran Holdings, Inc.†	55,800	895,032
Hornbeck Offshore Services, Inc.†	3,264	69,817
Matrix Service Co.†	14,686	168,595
Oil States International, Inc.†	7,005	169,591
SEACOR Holdings, Inc.†	2,853	214,660
Superior Well Services, Inc.†	12,503	74,393
TETRA Technologies, Inc.†	10,633	84,638
		1,698,712
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.†	5,461	24,520
Clearwater Paper Corp.†	1,604	40,565
Neenah Paper, Inc.	2,070	18,237
Schweitzer-Mauduit International, Inc.	2,160	58,773
Wausau Paper Corp.	6,912	46,449
		188,544
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	5,447	135,848
Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions, Inc.†	25,500	579,870
RehabCare Group, Inc.†	38,970	932,552
		1,512,422
Physicians Practice Management — 0.3%
Healthways, Inc.†	4,760	64,022
IPC The Hospitalist Co. ,Inc.†	1,205	32,161
MEDNAX, Inc.†	6,468	272,497
		368,680
Poultry — 0.1%
Sanderson Farms, Inc.	2,470	111,150
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,621	41,543
C&D Technologies, Inc.†	3,716	7,432
Magnetek, Inc.†	4,364	6,066
Vicor Corp.	2,767	19,977
		75,018
Printing-Commercial — 0.0%
Bowne & Co., Inc.	3,923	25,539
Consolidated Graphics, Inc.†	1,577	27,471
		53,010
Private Corrections — 0.2%
The Geo Group, Inc.†	19,723	366,453
Protection/Safety — 0.1%
Landauer, Inc.	1,321	81,030
Real Estate Investment Trusts — 3.2%
Acadia Realty Trust	5,604	73,132
BioMed Realty Trust, Inc.	49,481	506,191
Cedar Shopping Centers, Inc.	6,367	28,779
Cogdell Spencer, Inc.	11,170	47,919
Colonial Properties Trust	6,892	51,001
Corporate Office Properties Trust	3,370	98,842
Cousins Properties, Inc.	22,487	191,140
DiamondRock Hospitality Co.	15,256	95,503
EastGroup Properties, Inc.	6,672	220,309
Entertainment Properties Trust	4,938	101,723
Extra Space Storage, Inc.	12,206	101,920
Franklin Street Properties Corp.	8,365	110,836
Home Properties, Inc.	4,649	158,531
Inland Real Estate Corp.	10,336	72,352
Kilroy Realty Corp.	6,096	125,212
Kite Realty Group Trust	8,896	25,976
LaSalle Hotel Properties	62,167	767,141
Lexington Realty Trust	11,669	39,675
LTC Properties, Inc.	3,274	66,953
Medical Properties Trust, Inc.	11,324	68,737
Mid-America Apartment Communities, Inc.	13,987	513,463
National Retail Properties, Inc.	11,293	195,934

Parkway Properties, Inc.	3,055	39,715
Pennsylvania Real Estate Investment Trust	5,680	28,400
Post Properties, Inc.	6,267	84,228
PS Business Parks, Inc.	2,117	102,547
Saul Centers, Inc.	3,380	99,947
Senior Housing Properties Trust	24,470	399,350
Sovran Self Storage, Inc.	3,204	78,818
Tanger Factory Outlet Centers, Inc.	5,200	168,636
Urstadt Biddle Properties, Inc., Class A	3,025	42,592
Washington Real Estate Investment Trust	4,170	93,283
		4,798,785
Real Estate Management/Services — 0.6%
CB Richard Ellis Group, Inc., Class A†	35,960	336,586
Jones Lang LaSalle, Inc.	17,650	577,684
		914,270
Real Estate Operations & Development — 0.0%
Forestar Real Estate Group, Inc.†	5,074	60,279
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	1,687	6,815
Polaris Industries, Inc.	4,607	147,977
		154,792
Research & Development — 0.1%
Kendle International, Inc.†	1,888	23,109
Parexel International Corp.†	8,129	116,895
		140,004
Retail-Apparel/Shoe — 2.7%
Brown Shoe Co., Inc.	6,061	43,882
Cato Corp., Class A	41,033	715,615
Charlotte Russe Holding, Inc.†	2,967	38,215
Christopher & Banks Corp.	5,068	34,006
Dress Barn, Inc.†	6,369	91,077
Genesco, Inc.†	2,713	50,923
Gymboree Corp.†	4,116	146,036
Hot Topic, Inc.†	197,619	1,444,595
Jos. A. Bank Clothiers, Inc.†	2,584	89,045
Liz Claiborne, Inc.	13,435	38,693
Stage Stores, Inc.	5,359	59,485
Stein Mart, Inc.†	3,618	32,055
The Buckle, Inc.	8,596	273,095
The Children’s Place Retail Stores, Inc.†	9,815	259,410
The Finish Line, Inc., Class A	7,757	57,557
The Men’s Wearhouse, Inc.	7,362	141,203
Tween Brands, Inc.†	3,507	23,427
Wet Seal, Inc., Class A†	177,600	545,232
		4,083,551
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	6,056	61,408
Retail-Automobile — 0.4%
Group 1 Automotive, Inc.	3,400	88,468
Lithia Motors, Inc., Class A	2,410	22,268
Penske Auto Group, Inc.	13,490	224,474
Rush Enterprises, Inc., Class A†	22,030	256,649
Sonic Automotive, Inc., Class A	3,973	40,366
		632,225
Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	48,800	1,074,088
Retail-Convenience Store — 0.4%
Casey’s General Stores, Inc.	20,661	530,781
Retail-Discount — 0.1%
Fred’s, Inc., Class A	5,657	71,278
HSN, Inc.†	5,573	58,907
Tuesday Morning Corp.†	4,420	14,895
		145,080
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,728	77,058
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	4,462	184,370
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,623	24,000
Retail-Jewelry — 0.0%
Zale Corp.†	4,519	15,545
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,616	8,999
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	14,740	174,964
Retail-Office Supplies — 0.0%
OfficeMax, Inc.	10,779	67,692
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	4,174	97,630
EZCORP, Inc., Class A†	21,100	227,458
First Cash Financial Services, Inc.†	3,638	63,738
		388,826
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	3,211	48,261
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	4,164	171,682
Retail-Restaurants — 2.0%
Brinker International, Inc.	8,700	148,161
Buffalo Wild Wings, Inc.†	2,541	82,633
Burger King Holdings, Inc.	78,300	1,352,241
California Pizza Kitchen, Inc.†	17,217	228,814
CEC Entertainment, Inc.†	3,253	95,898
CKE Restaurants, Inc.	22,022	186,747
Cracker Barrel Old Country Store, Inc.	3,195	89,141
DineEquity, Inc.	2,186	68,181
Jack in the Box, Inc.†	8,065	181,059
Landry’s Restaurants, Inc.†	1,756	15,102
O’Charley’s, Inc.	3,031	28,037
Papa John’s International, Inc.†	3,041	75,386
PF Chang’s China Bistro, Inc.†	3,350	107,401
Red Robin Gourmet Burgers, Inc.†	2,194	41,138
Ruby Tuesday, Inc.†	7,461	49,690
Ruth’s Chris Steak House, Inc.†	2,837	10,412

Sonic Corp.†	8,580	86,057
Texas Roadhouse, Inc., Class A†	7,203	78,585
The Steak n Shake Co.†	4,066	35,537
		2,960,220
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,040	33,622
Cabela’s Inc., Class A†	5,582	68,659
Hibbett Sports, Inc.†	4,035	72,630
Zumiez, Inc.†	2,896	23,197
		198,108
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	50,870	504,630
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,987	33,172
Satellite Telecom — 0.5%
GeoEye, Inc.†	31,800	749,208
Savings & Loans/Thrifts — 0.3%
Brookline Bancorp, Inc.	8,341	77,738
Dime Community Bancshares	3,741	34,081
Westfield Financial, Inc.	28,970	262,468
		374,287
Schools — 0.7%
American Public Education, Inc.†	2,282	90,390
Capella Education Co.†	2,007	120,320
DeVry, Inc.	15,900	795,636
Universal Technical Institute, Inc.†	2,867	42,804
		1,049,150
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	61,414	157,834
Semiconductor Components-Integrated Circuits — 1.0%
Cypress Semiconductor Corp.†	20,270	186,484
Exar Corp.†	81,351	584,914
Hittite Microwave Corp.†	2,662	92,504
Integrated Device Technology, Inc.†	68,200	411,928
Micrel, Inc.	6,467	47,338
Pericom Semiconductor Corp.†	3,576	30,110
Standard Microsystems Corp.†	3,097	63,334
TriQuint Semiconductor, Inc.†	20,821	110,560
		1,527,172
Semiconductor Equipment — 1.5%
ATMI, Inc.†	4,431	68,813
Brooks Automation, Inc.†	9,085	40,701
Cabot Microelectronics Corp.†	3,308	93,583
Cohu, Inc.	3,298	29,616
Entegris, Inc.†	119,420	324,822
Kulicke and Soffa Industries, Inc.†	8,650	29,670
MKS Instruments, Inc.†	6,964	91,855
Rudolph Technologies, Inc.†	4,356	24,045
Ultratech, Inc.†	3,336	41,066
Varian Semiconductor Equipment Associates, Inc.†	32,225	773,078
Veeco Instruments, Inc.†	4,540	52,619
Verigy, Ltd.†	57,640	701,479
		2,271,347
Steel-Producers — 0.3%
Carpenter Technology Corp.	10,175	211,742
Olympic Steel, Inc.	6,745	165,050
		376,792
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	5,011	73,511
Telecom Equipment-Fiber Optics — 0.6%
Harmonic, Inc.†	158,616	934,248
Telecom Services — 0.1%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,615	51,875
Fairpoint Communications, Inc.	12,646	7,588
Iowa Telecommunications Services, Inc.	4,620	57,796
Neutral Tandem, Inc.†	2,550	75,276
		192,535
Telecommunication Equipment — 2.0%
Applied Signal Technology, Inc.	1,847	47,117
Arris Group, Inc.†	17,506	212,873
Comtech Telecommunications Corp.†	22,717	724,218
Harris Corp.	40,500	1,148,580
Network Equipment Technologies, Inc.†	4,122	17,560
Plantronics, Inc.	35,560	672,439
Symmetricom, Inc.†	6,165	35,572
Tekelec†	9,405	158,286
Tollgrade Communications, Inc.†	1,792	9,390
		3,026,035
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,218	43,091
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,490	10,847
Theaters — 0.4%
Regal Entertainment Group, Class A	46,300	615,327
Therapeutics — 0.2%
Theragenics Corp.†	4,727	6,098
Warner Chilcott, Ltd., Class A†	16,900	222,235
		228,333
Tobacco — 0.0%
Alliance One International, Inc.†	12,572	47,774
Tools-Hand Held — 0.3%
Snap-On, Inc.	13,000	373,620
Toys — 0.0%
Jakks Pacific, Inc.†	3,946	50,627
Transactional Software — 0.6%
ACI Worldwide, Inc†	61,600	859,936
Transport-Marine — 0.5%
Kirby Corp.†	23,949	761,339

Transport-Services — 1.1%
Bristow Group, Inc.†	4,119	122,046
Hub Group, Inc., Class A†	5,345	110,321
UTi Worldwide, Inc.†	119,000	1,356,600
		1,588,967
Transport-Truck — 0.9%
Arkansas Best Corp.	3,574	94,175
Forward Air Corp.	4,089	87,177
Heartland Express, Inc.	7,432	109,399
J.B. Hunt Transport Services, Inc.	16,560	505,577
Knight Transportation, Inc.	7,982	132,102
Landstar System, Inc.	8,390	301,285
Old Dominion Freight Lines, Inc.†	3,898	130,856
		1,360,571
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,574	51,950
Ultra Sound Imaging Systems — 0.3%
SonoSite, Inc.†	20,700	415,242
Veterinary Diagnostics — 0.0%
Neogen Corp.†	2,087	60,481
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,206	7,280
Water — 0.1%
American States Water Co.	2,590	89,718
Web Portals/ISP — 0.1%
United Online, Inc.	11,810	76,883
Wire & Cable Products — 0.1%
Belden, Inc.	6,581	109,903
Wireless Equipment — 0.1%
EMS Technologies, Inc.†	2,149	44,914
Novatel Wireless, Inc.†	4,300	38,786
ViaSat, Inc.†	3,867	99,150
		182,850
Total Common Stock (cost $157,577,294)		135,740,775
PREFERRED STOCK — 0.0%
Diagnostic Kits — 0.00%
Inverness Medical Innovations, Inc. 3.00%	108	24,073
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00%(1)(2)	183	0
Total Preferred Stock (cost $29,026)		24,073
EXCHANGE TRADED FUNDS — 1.7%
Index Fund-Small Cap — 1.7%
iShares S&P SmallCap 600 Index Fund	49,400	2,196,818
iShares Nasdaq Biotechnology Index Fund	4,230	307,775
Total Exchange Traded Funds (cost $2,448,650)		2,504,593
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	7,560
Total Long-Term Investment Securities (cost $160,063,970)		138,277,001

REPURCHASE AGREEMENTS — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at .00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,545,000 and collateraized by $1,580,000 of United States Treasury Bills, bearing interest at 0.35% due 12/24/09 and having an approximate value of $1,577,314	1,545,000	1,545,000
Agreement with State Street Bank & Trust Co., bearing interest at .01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $795,000 and collateraized by $755,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00% due 11/17/17 and having an approximate value of $811,625	795,000	795,000
State Street Bank & Trust Co. Joint Repurchase Agreement (3)	9,808,000	9,808,000
Total Repurchase Agreements (cost $12,148,000)		12,148,000
TOTAL INVESTMENTS (cost $172,211,970)(4)	100.5%	150,425,001
Liabilities in excess of other assets	(0.5)	(715,295)
NET ASSETS	100.0%	$149,709,706

†	Non-income producing security
(1)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $571 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June, 30 2009	(Depreciation)
28 Long	S&P Small Cap 600 E-Mini Index	September 2009	$765,429	$749,840	$(15,589)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$135,740,204	$—	$571	$135,740,775
Preferred Stock	24,073	—	0	24,073
Exchange Traded Funds	2,504,593	—	—	2,504,593
Corporate Bonds & Notes	—	7,560	—	7,560
Repurchase Agreements	—	12,148,000	—	12,148,000
Other Financial Instruments†
Futures Depreciation	(15,589)	—	—	(15,589)
Total	$138,253,281	$12,155,560	$571	$150,409,412

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock

Balance as of 03/31/2009	$576	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	(5)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 06/30/2009	$571	$0

See Notes to Portfolio of Investments

Seasons Series Trust
International Equity Portfolio

Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.7%
Australia — 3.3%
AGL Energy, Ltd.(6)	4,929	$53,155
Alumina, Ltd.(6)	30,136	34,590
Amcor, Ltd.(6)	9,735	39,086
AMP, Ltd.(6)	21,849	85,611
ASX, Ltd.(6)	2,017	59,925
Australia and New Zealand Banking Group, Ltd.(6)	23,184	306,485
AXA Asia Pacific Holdings, Ltd.(6)	12,560	39,287
Bendigo & Adelaide Bank LLC(6)	3,974	22,227
BHP Billiton, Ltd.(6)	33,629	921,684
BlueScope Steel, Ltd.(6)	20,013	40,480
Brambles, Ltd.(6)	14,836	70,975
Centennial Coal Co., Ltd.(6)	610,061	1,200,151
Coca-Cola Amatil, Ltd.(6)	7,691	53,279
Cochlear, Ltd.(6)	708	32,887
Commonwealth Bank of Australia(6)	14,587	456,093
Computershare, Ltd.(6)	5,314	38,507
Crown, Ltd.(6)	6,520	37,994
CSL, Ltd.(6)	40,252	1,040,349
CSR, Ltd.(6)	17,335	23,606
Dexus Property Group(6)	54,268	32,533
Fairfax Media, Ltd.(6)	30,276	29,636
Fortescue Metals Group, Ltd.†(6)	12,921	39,179
Foster’s Group, Ltd.(6)	21,757	90,177
GPT Group(6)	98,723	38,533
Incitec Pivot, Ltd.(6)	17,529	33,356
Insurance Australia Group, Ltd.(6)	22,920	64,279
Leighton Holdings, Ltd.(6)	1,719	32,365
Lend Lease Corp., Ltd.(6)	5,983	33,703
Lion Nathan, Ltd.(6)	4,241	39,678
Macquarie Group, Ltd.(6)	3,159	99,223
Macquarie Infrastructure Group(6)	28,874	33,161
Mirvac Group(6)	27,875	24,024
National Australia Bank, Ltd.(6)	18,957	341,304
Newcrest Mining, Ltd.(6)	5,016	122,913
OneSteel, Ltd.(6)	16,215	33,448
Orica, Ltd.(6)	3,875	67,458
Origin Energy, Ltd.(6)	9,258	108,939
OZ Minerals, Ltd.(6)	38,209	28,305
Paladin Energy, Ltd.†(6)	6,176	24,318
Qantas Airways, Ltd.(6)	16,888	27,243
QBE Insurance Group, Ltd.(6)	10,043	160,244
Rio Tinto, Ltd.(6)	4,416	184,819
Santos, Ltd.(6)	59,010	693,221
Sims Metal Management, Ltd.(6)	1,670	34,769
Sonic Healthcare, Ltd.(6)	4,803	47,550
Stockland(6)	25,276	64,811
Suncorp-Metway, Ltd.(6)	14,464	77,665
TABCORP Holdings, Ltd.(6)	8,649	49,772
Tatts Group, Ltd.(6)	16,771	34,401
Telstra Corp., Ltd.(6)	44,385	121,107
Toll Holdings, Ltd.(6)	7,418	36,803
Transurban Group(6)	13,330	44,393
Wesfarmers, Ltd.(6)	11,621	211,545
Westfield Group(6)	20,227	184,237
Westpac Banking Corp.(6)	28,400	460,033
Woodside Petroleum, Ltd.(6)	5,032	174,366
Woolworths, Ltd.(6)	12,327	260,659
WorleyParsons, Ltd.(6)	1,738	33,112
		8,773,653
Austria — 0.2%
Erste Group Bank AG(6)	1,886	51,242
Oesterreichische Elektrizitaetswirtschafts AG(6)	3,999	203,980
OMV AG(6)	1,502	56,308
Raiffeisen International Bank Holding AG(6)	685	23,789
Telekom Austria AG(6)	3,568	55,826
Voestalpine AG(6)	1,418	38,904
		430,049
Belgium — 0.4%
Anheuser-Busch InBev NV(6)	7,122	257,834
Belgacom SA(6)	1,805	57,704
Colruyt SA(6)	211	48,152
Delhaize Group(6)	1,100	77,448
Dexia SA†(6)	5,382	40,813
Fortis†(6)	22,641	77,192
Groupe Bruxelles Lambert SA(6)	892	65,325
KBC Groep NV†(6)	16,723	305,069
Solvay SA(6)	648	54,672
Total SA VVPR†(6)	288	0
UCB SA(6)	1,179	37,794
Umicore(6)	1,696	38,630
		1,060,633
Bermuda — 0.4%
China Yurun Food Group, Ltd.(6)	310,000	466,752
Esprit Holdings, Ltd.(6)	12,900	72,158
Hiscox, Ltd.(6)	51,688	247,151
Kerry Properties, Ltd.(6)	9,500	42,476
Li & Fung, Ltd.(6)	24,000	63,692
Noble Group, Ltd.(6)	17,000	21,284
NWS Holdings, Ltd.(6)	11,000	19,800
Seadrill, Ltd.(6)	3,000	43,107
Shangri-La Asia, Ltd.(6)	18,000	26,683
		1,003,103
Brazil — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,100	572,809
Companhia Brasileira de Meios de Pagamento†	39,788	342,143
Gafisa SA	63,130	528,043
Petroleo Brasileiro SA ADR	39,300	1,311,048
		2,754,043
Canada — 0.9%
Addax Petroleum Corp.	29,200	1,238,392
Crescent Point Energy Trust	39,300	1,159,589
		2,397,981
Cayman Islands — 0.9%
China Zhongwang Holdings, Ltd.†	1,829,600	2,516,569
China — 0.4%
Dongfeng Motor Group Co., Ltd.(6)	1,278,000	1,081,296
Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.(6)	6,153	34,310
ProSafe SE(6)	64,319	323,395
		357,705
Denmark — 0.6%
AP Moller - Maersk A/S, Series B(6)	16	96,076
Carlsberg A/S(6)	1,164	74,820
Danske Bank A/S†(6)	4,752	82,026
DSV A/S†(6)	2,636	32,738
Novo Nordisk A/S, Class B(6)	22,330	1,213,681
Novozymes A/S(6)	547	44,459
Vestas Wind Systems A/S†(6)	2,073	149,023
		1,692,823

Egypt — 0.3%
Orascom Telecom Holding SAE GDR†(6)	29,400	785,431
Finland — 1.0%
Elisa Oyj(6)	2,245	37,009
Fortum Oyj(6)	4,473	102,028
Kone Oyj, Class B(6)	1,726	53,008
Metso Corp.(6)	1,576	29,520
Neste Oil Oyj(6)	1,991	27,718
Nokia OYJ(6)	103,458	1,509,831
Nokian Renkaat Oyj(6)	32,511	612,987
Outokumpu Oyj(6)	1,460	25,286
Rautaruukki Oyj(6)	1,140	22,799
Sampo Oyj, Class A(6)	4,573	86,295
Stora Enso Oyj, Class R†(6)	6,527	34,444
UPM-Kymmene Oyj(6)	5,723	49,878
Wartsila Oyj, Class B(6)	1,024	33,078
		2,623,881
France — 9.7%
Accor SA(6)	1,777	70,663
Air France-KLM†(6)	2,316	29,692
Air Liquide SA(6)	14,837	1,358,633
Alcatel-Lucent†(6)	25,745	64,872
Alstom SA(6)	20,229	1,197,281
AXA SA(6)	108,880	2,058,412
BNP Paribas(6)	16,420	1,065,557
Bouygues SA(6)	2,398	90,177
Bureau Veritas SA(6)	612	30,188
Cap Gemini SA(6)	1,691	62,459
Carrefour SA(6)	6,496	277,882
Casino Guichard-Perrachon SA(6)	718	48,498
Christian Dior SA(6)	708	52,946
Cie Generale de Geophysique-Veritas†(6)	1,710	30,870
CNP Assurances(6)	429	40,960
Compagnie de St. Gobain(6)	3,872	129,466
Compagnie Generale des Etablissements Michelin, Class B(6)	1,552	88,703
Credit Agricole SA(6)	9,010	112,850
Danone(6)	5,625	278,178
Dassault Systemes SA(6)	1,193	52,751
Eiffage SA(6)	494	28,827
Electricite de France(6)	2,268	110,597
Essilor International SA(6)	2,296	109,607
Eutelsat Communications(6)	10,890	281,328
France Telecom SA(6)	60,702	1,379,162
GDF Suez(6)	11,909	444,893
GDF Suez VVPR†(6)	777	1
Hermes International(6)	558	77,668
Ipsen SA(6)	5,106	223,222
Klepierre(6)	1,180	30,437
L’Oreal SA(6)	2,392	179,085
Lafarge SA(6)	2,109	143,195
Lagardere SCA(6)	1,654	55,052
LVMH Moet Hennessy Louis Vuitton SA(6)	2,383	182,397
Neopost SA(6)	485	43,613
Pernod Ricard SA(6)	17,460	1,102,289
Peugeot SA†(6)	1,792	47,268
PPR(6)	10,161	831,428
Publicis Groupe(6)	1,638	50,012
Renault SA†(6)	46,459	1,715,126
Safran SA(6)	2,417	31,957
Sanofi-Aventis(6)	20,033	1,178,165
Sanofi-Aventis ADR	13,100	386,319
Schneider Electric SA(6)	2,368	181,104
SCOR SE(6)	17,194	353,114
Societe Generale(6)	16,558	903,395
Sodexho(6)	12,159	625,413
Suez Environnement SA(6)	2,920	51,206
Technip SA(6)	1,121	55,103
Thales SA(6)	1,127	50,434
Total SA(6)	51,536	2,791,301
Total SA ADR	18,400	997,832
Unibail-Rodamco(6)	868	129,619
Vallourec SA(6)	572	69,541
Veolia Environnement(6)	3,955	116,842
Vinci SA(6)	35,937	1,612,859
Vivendi(4)(6)	96,434	2,310,008
		26,020,457
Germany — 6.9%
Adidas AG(6)	2,277	86,762
Allianz SE(6)	4,557	421,394
BASF SE(6)	41,751	1,665,296
Bayer AG(6)	21,249	1,140,987
Bayerische Motoren Werke AG(6)	3,701	139,776
Beiersdorf AG(6)	1,076	50,723
Commerzbank AG†(6)	7,720	48,000
Daimler AG(6)	9,102	329,328
Deutsche Bank AG(6)	5,641	343,271
Deutsche Boerse AG(6)	2,018	156,847
Deutsche Lufthansa AG(6)	4,152	52,192
Deutsche Post AG (London)†	395	5,117
Deutsche Post AG (Sweden)(6)	8,386	109,607
Deutsche Postbank AG†(6)	1,049	26,747
Deutsche Telekom AG(6)	102,043	1,205,999
E.ON AG(6)	81,946	2,908,620
Fresenius Medical Care AG(6)	20,144	898,996
GEA Group AG(6)	52,159	791,245
Hannover Rueckversicherung AG†(6)	853	31,555
Henkel AG & Co. KGaA(6)	28,142	758,844
Hochtief AG(6)	539	27,231
K+S AG(6)	1,532	86,300
Lanxess AG(6)	43,250	1,072,887
Linde AG(6)	1,640	134,832
MAN AG(6)	9,473	582,629
Merck KGaA(6)	752	76,667
Metro AG(6)	1,244	59,466
Muenchener Rueckversicherungs AG(6)	7,917	1,070,732
Porsche Automobil Holding SE(6)	1,003	67,402
RWE AG(6)	4,401	347,435
Salzgitter AG(6)	7,516	660,800
SAP AG(6)	30,670	1,236,487
Siemens AG(6)	22,216	1,538,023
Solarworld AG(6)	949	22,411
ThyssenKrupp AG(6)	3,534	88,049
Volkswagen AG(6)	892	301,958
		18,544,615
Greece — 1.1%
Alpha Bank A.E.†(6)	50,026	540,558
Coca-Cola Hellenic Bottling Co. SA(6)	29,640	607,352
EFG Eurobank Ergasias†(6)	3,637	37,888
Hellenic Telecommunications Organization SA(6)	2,652	40,479
Marfin Investment Group SA†(6)	7,128	30,370
National Bank of Greece SA†(6)	36,818	1,008,746
OPAP SA(6)	2,292	60,871
Piraeus Bank SA†(6)	4,214	41,538
Public Power Corp. SA†(6)	27,668	569,445
		2,937,247

Hong Kong — 2.0%
Bank of East Asia, Ltd.(6)	19,000	57,642
BOC Hong Kong Holdings, Ltd.(6)	385,000	681,499
Cheung Kong Holdings, Ltd.(6)	14,000	160,139
CLP Holdings, Ltd.(6)	21,000	139,440
Hang Lung Group, Ltd.(6)	10,000	47,265
Hang Lung Properties, Ltd.(6)	176,000	570,786
Hang Seng Bank, Ltd.(6)	37,200	525,710
Henderson Land Development Co., Ltd.(6)	13,000	73,872
Hong Kong & China Gas Co., Ltd.(6)	42,000	88,275
Hong Kong Exchanges & Clearing, Ltd.(6)	10,600	164,589
HongKong Electric Holdings, Ltd.(6)	15,000	83,536
Hutchison Whampoa, Ltd.(6)	117,000	760,585
MTR Corp., Ltd.(6)	15,500	46,749
New World Development Co., Ltd.(6)	32,000	57,433
Sino Land Co., Ltd.(6)	20,000	32,865
Sino-Ocean Land Holdings, Ltd.(6)	496,500	569,048
Sun Hung Kai Properties, Ltd.(6)	83,000	1,036,309
Swire Pacific, Ltd., Class A(6)	8,500	84,656
The Link REIT(6)	25,500	54,365
Wharf Holdings, Ltd.(6)	16,000	67,744
Wing Hang Bank, Ltd.(6)	2,500	22,042
		5,324,549
India — 0.4%
GAIL India, Ltd.(6)	89,513	540,238
Larsen & Toubro, Ltd.(6)	16,571	542,046
		1,082,284
Indonesia — 0.4%
Bumi Resources Tbk PT(6)	1,668,000	302,200
Telekomunikasi Indonesia Tbk PT(6)	1,024,833	759,078
		1,061,278
Ireland — 0.8%
CRH PLC (London)(6)	29,584	676,489
CRH PLC (Dublin)(6)	6,938	159,062
Elan Corp PLC†(6)	5,091	34,082
Irish Life & Permanent PLC(6)	264,212	1,344,266
Kerry Group PLC(6)	1,769	40,386
		2,254,285
Isle of Man — 0.0%
Genting International PLC†(6)	45,000	21,125
Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	16,200	799,308
Italy — 3.3%
Assicurazione Generali SpA(6)	10,976	229,076
Atlantia SpA(6)	3,080	62,333
Azimut Holding SpA(6)	47,296	448,392
Banca Monte dei Paschi di Siena SpA(6)	30,545	49,337
Banca Popolare di Milano Scarl(6)	66,419	397,487
Banco Popolare Scarl†(6)	7,850	58,621
Enel SpA(6)	65,950	321,286
ENI SpA(6)	76,037	1,803,814
Fiat SpA†(6)	8,360	84,810
Finmeccanica SpA(6)	4,854	68,495
Intesa Sanpaolo SpA†(6)	447,732	1,451,624
Mediaset SpA(6)	10,265	57,724
Mediobanca SpA(6)	65,188	783,508
Parmalat SpA(6)	20,572	49,710
Saipem SpA(6)	2,860	69,814
Snam Rete Gas SpA(6)	255,178	1,122,522
Telecom Italia SpA (Chi-X)(6)	103,872	143,863
Telecom Italia SpA (Milan)(6)	65,081	63,992
Terna Rete Elettrica Nazionale SpA(6)	219,927	733,508
UniCredit SpA†(6)	147,089	376,837
Unione di Banche Italiane ScpA(6)	38,046	496,645
		8,873,398
Japan — 19.7%
ABC-Mart, Inc.(6)	15,600	400,225
Advantest Corp.(6)	2,000	36,068
Aeon Co., Ltd.(6)	7,400	72,892
Aioi Insurance Co., Ltd.(6)	7,000	31,823
Aisin Seiki Co., Ltd.(6)	2,200	47,576
Ajinomoto Co., Inc.(6)	8,000	63,217
Asahi Breweries, Ltd.(6)	4,900	70,366
Asahi Glass Co., Ltd.(6)	11,000	87,783
Asahi Kasei Corp.(6)	240,000	1,216,156
Astellas Pharma, Inc.(6)	4,700	166,023
Bank of Kyoto, Ltd.(6)	5,000	46,219
Benesse Corp.(6)	1,000	39,967
Bridgestone Corp.(6)	6,300	98,411
Brother Industries, Ltd.(6)	3,200	28,248
Canon, Inc.(6)	10,600	344,998
Capcom Co., Ltd.(6)	29,200	524,209
Casio Computer Co., Ltd.(6)	3,000	26,703
Central Japan Railway Co.(6)	16	98,307
Chubu Electric Power Co., Inc.(6)	6,700	154,877
Chugai Pharmaceutical Co., Ltd.(6)	2,500	47,631
Chuo Mitsui Trust Holdings, Inc.(6)	12,000	45,540
Cosmo Oil Co., Ltd.(6)	9,000	30,501
Credit Saison Co., Ltd.(6)	2,000	25,254
Dai Nippon Printing Co., Ltd.(6)	6,000	82,021
Daiichi Sankyo Co., Ltd.(6)	26,700	477,764
Daikin Industries, Ltd.(6)	2,500	79,921
Daito Trust Construction Co., Ltd.(6)	1,000	46,940
Daiwa House Industry Co., Ltd.(6)	6,000	64,294
Daiwa Securities Group, Inc.(6)	14,000	82,746
Denso Corp.(6)	4,900	124,909
Dentsu, Inc.(6)	2,200	46,073
East Japan Railway Co.(6)	38,200	2,300,269
Eisai Co., Ltd.(6)	2,700	96,069
Electric Power Development Co., Ltd.(6)	1,700	48,176
Fanuc, Ltd.(6)	1,900	151,602
Fast Retailing Co., Ltd.(6)	500	65,122
Fuji Heavy Industries, Ltd.(6)	9,000	36,197
FUJIFILM Holdings Corp.(6)	30,100	949,606
Fujitsu, Ltd.(6)	139,000	753,204
Fukuoka Financial Group, Inc.(6)	10,000	44,591
Funai Electric Co., Ltd.(6)	12,100	495,355
Furukawa Electric Co., Ltd.(6)	8,000	35,882
GS Yuasa Corp.(6)	4,000	35,121
Hankyu Hanshin Holdings, Inc.(6)	13,000	60,837
Hirose Electric Co., Ltd.(6)	400	42,528
Hitachi Construction Machinery Co., Ltd.(6)	1,400	22,645
Hitachi Metals, Ltd.(6)	22,000	185,682
Hitachi, Ltd.(6)	35,000	108,403
Hokkaido Electric Power Co., Inc.(6)	2,900	54,301
Hokuhoku Financial Group, Inc.(6)	17,000	42,462
Hokuriku Electric Power Co.(6)	2,400	54,861
Honda Motor Co., Ltd.(6)	83,600	2,289,064
Hoya Corp.(6)	4,400	88,099
Ibiden Co., Ltd.(6)	1,500	41,901
Idemitsu Kosan Co., Ltd.(6)	300	25,650
IHI Corp.†(6)	18,000	30,965

INPEX Corp.(6)	9	71,687
Isetan Mitsukoshi Holdings, Ltd.(6)	4,360	44,267
Isuzu Motors, Ltd.(6)	17,000	27,151
ITOCHU Corp.(6)	16,000	110,511
J Front Retailing Co., Ltd.(6)	8,000	38,062
Japan Prime Reality Investment Corp.(6)	395	853,724
Japan Real Estate Investment Corp.(6)	6	49,798
Japan Tobacco, Inc.(6)	420	1,309,122
JFE Holdings, Inc.(6)	5,000	167,002
JGC Corp.(6)	3,000	48,258
JS Group Corp.(6)	3,500	53,895
JSR Corp.(6)	2,400	40,899
Kajima Corp.(6)	11,000	34,202
Kamigumi Co., Ltd.(6)	6,000	50,508
Kao Corp.(6)	6,000	130,760
Kawasaki Heavy Industries, Ltd.(6)	17,000	46,593
Kawasaki Kisen Kaisha, Ltd.(6)	8,000	32,747
KDDI Corp.(6)	362	1,919,237
Keihin Electric Express Railway Co., Ltd.(6)	6,000	46,509
Keyence Corp.(6)	400	81,404
Kintetsu Corp.(6)	18,000	79,299
Kirin Holdings Company, Ltd.(6)	9,000	125,642
Kobe Steel, Ltd.(6)	31,000	57,289
Koito Manufacturing Co., Ltd.	19,000	228,410
Komatsu, Ltd.(6)	59,800	917,766
Konami Corp.(6)	1,400	26,802
Konica Minolta Holdings, Inc.(6)	5,500	57,149
Kubota Corp.(6)	11,000	90,339
Kuraray Co., Ltd.(6)	53,500	593,033
Kurita Water Industries, Ltd.(6)	1,400	45,102
Kyocera Corp.(6)	9,500	712,637
Kyushu Electric Power Co., Inc.(6)	4,100	88,242
Lawson, Inc.(6)	1,000	43,945
Mabuchi Motor Co., Ltd.(6)	8,500	408,690
Makita Corp.(6)	1,500	36,126
Marubeni Corp.(6)	18,000	79,522
Mazda Motor Corp.(6)	12,000	30,465
McDonald’s Holdings Co. Japan, Ltd.(6)	22,200	411,977
Meiji Holdings Co., Ltd.†(6)	1,000	40,190
Mitsubishi Chemical Holdings Corp.(6)	14,000	59,061
Mitsubishi Corp.(6)	40,900	751,136
Mitsubishi Electric Corp.(6)	20,000	125,843
Mitsubishi Estate Co., Ltd.(6)	12,000	198,791
Mitsubishi Heavy Industries, Ltd.(6)	31,000	127,875
Mitsubishi Materials Corp.(6)	14,000	43,505
Mitsubishi Motors Corp.†(6)	38,000	70,944
Mitsubishi Tanabe Pharma Corp.(6)	68,000	781,481
Mitsubishi UFJ Financial Group, Inc.(6)	266,800	1,640,071
Mitsubishi UFJ Lease & Finance Co., Ltd.(6)	830	26,839
Mitsui & Co., Ltd.(6)	77,100	908,276
Mitsui Chemicals, Inc.(6)	8,000	25,481
Mitsui Engineering & Shipbuilding Co., Ltd.(6)	11,000	25,789
Mitsui Fudosan Co., Ltd.(6)	47,000	814,267
Mitsui O.S.K. Lines, Ltd.(6)	103,000	664,492
Mitsui Sumitomo Insurance Group Holdings, Inc.(6)	4,400	114,739
Mitsumi Electric Co., Ltd.(6)	1,100	23,365
Mizuho Financial Group, Inc.(6)	95,900	223,044
Murata Manufacturing Co., Ltd.(6)	2,300	97,484
Namco Bandai Holdings, Inc.(6)	2,800	30,712
NEC Corp.†(6)	21,000	81,989
NGK Insulators, Ltd.(6)	3,000	60,917
Nidec Corp.(6)	1,200	72,512
Nikon Corp.(6)	4,000	68,764
Nintendo Co., Ltd.(6)	4,486	1,234,566
Nippon Building Fund, Inc.(6)	6	51,350
Nippon Commercial Investment Corp.(6)	485	928,236
Nippon Electric Glass Co., Ltd.(6)	35,000	390,136
Nippon Express Co., Ltd.(6)	11,000	49,836
Nippon Meat Packers, Inc.(6)	3,000	37,835
Nippon Mining Holdings, Inc.(6)	10,500	54,191
Nippon Oil Corp.(6)	14,000	82,405
Nippon Paper Group, Inc.(6)	1,100	28,418
Nippon Sheet Glass Co., Ltd.(6)	112,000	324,343
Nippon Steel Corp.(6)	52,000	198,316
Nippon Telegraph and Telephone Corp.(6)	18,500	752,727
Nippon Yusen Kabushiki Kaisha(6)	80,000	343,280
Nipponkoa Insurance Co., Ltd.(6)	8,000	46,402
Nissan Motor Co., Ltd.(6)	25,300	152,742
Nissha Printing Co., Ltd.(6)	7,900	379,174
Nitori Co., Ltd.(6)	550	39,037
Nitto Denko Corp.(6)	1,900	57,573
Nomura Holdings, Inc.(6)	70,200	588,144
Nomura Real Estate Holdings, Inc.(6)	1,300	22,345
NSK, Ltd.(6)	7,000	35,338
NTT Data Corp.(6)	15	48,371
NTT DoCoMo, Inc.(6)	155	226,383
Obayashi Corp.(6)	9,000	44,019
Odakyu Electric Railway Co., Ltd.(6)	8,000	68,407
OJI Paper Co., Ltd.(6)	10,000	42,920
Olympus Corp.(6)	2,600	61,096
Omron Corp.(6)	2,900	41,700
Ono Pharmaceutical Co., Ltd.(6)	1,200	53,091
Oriental Land Co., Ltd.(6)	900	60,256
ORIX Corp.(6)	17,670	1,042,100
Osaka Gas Co., Ltd.(6)	22,000	70,217
Panasonic Corp.(6)	51,000	684,067
Panasonic Electric Works Co., Ltd.(6)	5,000	47,198
Rakuten, Inc.(6)	79	47,482
Resona Holdings, Inc.(6)	5,300	74,293
Ricoh Co., Ltd.(6)	7,000	89,668
Rohm Co., Ltd.(6)	1,100	79,897
Sankyo Co., Ltd.(6)	700	37,420
Santen Pharmaceutical Co., Ltd.(6)	1,300	39,539
Sanyo Electric Co., Ltd.†(6)	18,000	46,527
SBI Holdings, Inc.(6)	204	41,342
Secom Co., Ltd.(6)	2,300	93,293
Sega Sammy Holdings, Inc.(6)	2,300	29,083
Seiko Epson Corp.(6)	1,900	30,852
Sekisui Chemical Co., Ltd.(6)	7,000	43,860
Sekisui House, Ltd.(6)	6,000	60,650
Seven & I Holdings Co., Ltd.(6)	23,500	551,337
Sharp Corp.(6)	10,000	103,175
Shikoku Electric Power Co., Inc.(6)	2,300	68,662
Shimamura Co., Ltd.(6)	300	23,824
Shimano, Inc.(6)	900	34,345
Shimizu Corp.(6)	8,000	34,729
Shin-Etsu Chemical Co., Ltd.(6)	9,200	424,904
Shionogi & Co., Ltd.(6)	45,000	869,306
Shiseido Co., Ltd.(6)	4,000	65,448
Showa Denko K.K.(6)	21,000	37,476
Showa Shell Sekiyu K.K.(6)	27,600	290,921
SMC Corp.(6)	600	64,310
Softbank Corp.(6)	7,700	149,533
Sojitz Corp.(6)	15,800	34,490
Sompo Japan Insurance, Inc.(6)	10,000	66,391
Sony Corp.(6)	10,200	263,491
Sony Financial Holdings, Inc.(6)	95	261,501
Stanley Electric Co., Ltd.(6)	1,900	38,270
Sumitomo Chemical Co., Ltd.(6)	17,000	76,200

Sumitomo Corp.(6)	131,600	1,330,786
Sumitomo Electric Industries, Ltd.(6)	8,300	93,045
Sumitomo Heavy Industries, Ltd.(6)	7,000	30,967
Sumitomo Metal Industries, Ltd.(6)	199,000	525,563
Sumitomo Metal Mining Co., Ltd.(6)	44,000	618,730
Sumitomo Mitsui Financial Group, Inc.(6)	19,100	772,373
Sumitomo Realty & Development Co., Ltd.(6)	4,000	72,761
Suruga Bank, Ltd.(6)	4,000	38,126
Suzuken Co., Ltd.(6)	1,100	31,807
Suzuki Motor Corp.(6)	3,800	84,971
T&D Holdings, Inc.(6)	2,541	72,455
Taiheiyo Cement Corp.(6)	14,000	23,973
Taisei Corp.(6)	14,000	33,706
Taiyo Nippon Sanso Corp.(6)	4,000	38,052
Takashimaya Co., Ltd.(6)	5,000	39,285
Takeda Pharmaceutical Co., Ltd.(6)	7,500	291,425
TDK Corp.(6)	1,300	60,767
Teijin, Ltd.(6)	12,000	38,542
Terumo Corp.(6)	1,800	79,237
The Bank of Yokohama, Ltd.(6)	210,000	1,118,505
The Chiba Bank, Ltd.(6)	87,000	566,063
The Chugoku Electric Power Co.(6)	3,300	68,891
The Hiroshima Bank, Ltd.(6)	9,000	37,403
The Japan Steel Works, Ltd.(6)	4,000	49,111
The Joyo Bank, Ltd.(6)	9,000	45,754
The Kansai Electric Power Co., Inc.(6)	7,600	167,718
The Shizuoka Bank, Ltd.(6)	7,000	69,145
The Sumitomo Trust & Banking Co., Ltd.(6)	15,000	80,747
THK Co., Ltd.(6)	1,800	26,840
Tobu Railway Co., Ltd.(6)	11,000	64,613
Tohoku Electric Power Co., Inc.(6)	4,600	96,145
Tokio Marine Holdings, Inc.(6)	7,300	200,492
Tokuyama Corp.(6)	3,000	21,917
Tokyo Electric Power Co., Inc.(6)	12,100	311,019
Tokyo Electron, Ltd.(6)	1,800	86,454
Tokyo Gas Co., Ltd.(6)	25,000	89,376
Tokyo Tatemono Co., Ltd.(6)	4,000	22,138
Tokyu Corp.(6)	13,000	65,487
Tokyu Land Corp.(6)	7,000	31,619
TonenGeneral Sekiyu K.K.(6)	5,000	50,813
Toppan Printing Co., Ltd.(6)	53,000	532,623
Toray Industries, Inc.(6)	15,000	76,169
Toshiba Corp.(6)	128,000	460,762
Toto, Ltd.(6)	5,000	34,856
Toyo Seikan Kaisha, Ltd.(6)	1,900	40,042
Toyo Suisan Kaisha, Ltd.(6)	1,000	20,639
Toyota Industries Corp.(6)	2,100	52,030
Toyota Motor Corp.(6)	51,600	1,950,702
Toyota Tsusho Corp.(6)	2,700	39,807
Trend Micro, Inc.(6)	1,000	31,832
Tsumura & Co.(6)	900	28,044
Ube Industries, Ltd.(6)	14,000	39,026
Uni-Charm Corp.(6)	600	45,804
West Japan Railway Co.(6)	21	69,387
Yahoo! Japan Corp.(6)	158	50,212
Yakult Honsha Co., Ltd.(6)	1,400	26,673
Yamada Denki Co., Ltd.(6)	980	56,939
Yamaguchi Financial Group, Inc.(6)	3,000	39,530
Yamaha Corp.(6)	2,300	28,569
Yamaha Motor Co., Ltd.(6)	3,500	38,654
Yamato Transport Co., Ltd.(6)	5,000	66,430
Yaskawa Electric Corp.(6)	4,000	26,514
		52,793,095
Jersey — 0.1%
Randgold Resources, Ltd.(6)	5,606	360,447
Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR(6)	25,450	484,315
Luxembourg — 0.8%
ArcelorMittal(6)	46,494	1,526,941
Millicom International Cellular SA SDR†(6)	827	46,876
SES FDR(6)	18,331	349,980
SES SA(6)	1,548	29,308
Tenaris SA(6)	4,896	66,189
		2,019,294
Malaysia — 0.1%
Tenaga Nasional Bhd(6)	182,500	395,849
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(6)	72,000	18,836
Mexico — 0.6%
Cemex SAB de CV ADR†	105,100	981,634
Desarrolladora Homex SAB de CV ADR†	21,050	587,084
		1,568,718
Netherlands — 1.7%
Aegon NV(6)	14,397	88,551
Akzo Nobel NV(6)	2,337	102,840
ASML Holding NV(6)	40,085	869,453
Corio NV(6)	788	38,410
European Aeronautic Defense and Space Co. NV(6)	4,321	70,025
Fugro NV(6)	765	31,766
Heineken NV(6)	3,124	116,069
ING Groep NV(6)	19,641	197,688
Koninklijke Ahold NV(6)	12,225	140,477
Koninklijke DSM NV(6)	1,659	51,980
Koninklijke KPN NV(6)	100,808	1,388,711
Koninklijke Philips Electronics NV(6)	9,468	175,076
Qiagen NV†(6)	2,381	44,194
Randstad Holding NV†(6)	1,155	32,060
Reed Elsevier NV(6)	7,528	83,021
SBM Offshore NV(6)	1,807	30,952
STMicroelectronics NV(6)	7,731	57,997
TNT NV(6)	3,965	77,228
Unilever NV(6)	15,968	385,367
Wolters Kluwer NV(6)	33,370	583,910
		4,565,775
New Zealand — 0.0%
Fletcher Building, Ltd.(6)	8,610	36,450
Telecom Corp. of New Zealand, Ltd.(6)	25,086	44,077
		80,527
Norway — 1.0%
DnB NOR ASA†(6)	271,000	2,074,912
Norsk Hydro ASA†(6)	8,600	44,372
Orkla ASA(6)	8,400	61,194
Petroleum Geo-Services ASA†(6)	44,695	278,709
Renewable Energy Corp. AS†(6)	2,600	20,329
StatoilHydro ASA(6)	10,800	213,342
Telenor ASA†(6)	8,600	66,391
Yara International ASA(6)	1,950	54,608
		2,813,857

Papua New Guinea — 0.5%
Lihir Gold, Ltd.†(6)	284,794	663,450
Oil Search, Ltd.(6)	126,000	552,402
		1,215,852
Portugal — 0.4%
Banco Comercial Portugues SA(6)	43,649	44,337
Banco Espirito Santo SA(6)	7,245	39,095
Energias de Portugal SA(6)	206,978	812,108
Galp Energia SGPS SA(6)	1,774	24,921
Portugal Telecom SGPS SA(6)	7,939	77,746
		998,207
Russia — 0.2%
Severstal GDR(6)	123,700	670,981
Singapore — 0.8%
CapitaLand, Ltd.(6)	27,000	68,574
City Developments, Ltd.(6)	7,000	41,320
DBS Group Holdings, Ltd.(6)	17,000	137,963
Fraser and Neave, Ltd. (1)	17,000	45,737
Keppel Corp., Ltd.(6)	15,000	71,215
Olam International, Ltd.(6)	16,000	26,752
Oversea-Chinese Banking Corp.(6)	29,000	133,357
Singapore Airlines, Ltd.(6)	8,000	73,293
Singapore Exchange, Ltd.(6)	10,000	48,855
Singapore Press Holdings, Ltd.(6)	246,000	535,585
Singapore Telecommunications, Ltd.(6)	75,000	154,765
United Overseas Bank, Ltd.(6)	69,000	697,006
Wilmar International, Ltd.(6)	9,000	31,104
		2,065,526
South Africa — 0.2%
AngloGold Ashanti, Ltd. ADR	17,500	641,025
South Korea — 0.4%
Samsung Electronics Co., Ltd.(6)	2,197	1,017,481
Spain — 3.2%
Abertis Infraestructuras SA(6)	3,416	64,342
Acciona SA(6)	329	40,443
Acerinox SA(6)	2,162	40,013
ACS Actividades de Construccion y Servicios SA(6)	1,667	84,523
Banco Bilbao Vizcaya Argentaria SA(6)	35,629	448,976
Banco de Sabadell SA(6)	10,897	68,130
Banco De Valencia SA(6)	3,613	35,066
Banco Popular Espanol SA(6)	8,323	72,830
Banco Santander SA(6)	240,187	2,898,570
Banco Santander SA ADR	24,900	301,290
Bankinter SA(6)	3,221	38,094
Criteria Caixacorp SA(6)	9,872	45,657
Enagas(6)	2,619	51,551
Gamesa Corp. Tecnologica SA(6)	2,151	40,836
Gas Natural SDG SA(6)	2,659	48,430
Grifols SA(6)	31,383	555,044
Iberdrola Renovables SA(6)	11,365	52,012
Iberdrola SA(6)	26,337	214,191
Iberdrola SA (Euro)†	8,824	71,178
Industria de Diseno Textil SA(6)	13,361	642,095
Red Electrica Corp. SA(6)	1,440	65,151
Repsol YPF SA(6)	7,863	176,325
Telefonica SA(6)	107,578	2,439,330
Zardoya Otis SA(6)	1,705	35,637
		8,529,714
Sweden — 1.2%
Alfa Laval AB(6)	4,008	38,362
Assa Abloy AB, Class B(6)	3,811	53,121
Atlas Copco AB, Class A(6)	9,747	97,738
Atlas Copco AB, Class B(6)	40,000	362,164
Electrolux AB, Class B†(6)	3,066	42,977
Getinge AB, Class B(6)	2,695	35,339
Hennes & Mauritz AB, Class B(6)	4,845	242,209
Husqvarna AB, Class B†(6)	5,269	28,933
Investor AB, Class B(6)	4,500	69,604
Lundin Petroleum AB†(6)	2,989	23,250
Nordea Bank AB(6)	127,731	1,013,463
Sandvik AB(6)	10,051	74,889
Scania AB, Class B(6)	3,334	33,182
Securitas AB, Class B(6)	4,351	37,032
Skandinaviska Enskilda Banken AB, Class A†(6)	15,739	69,179
Skanska AB, Class B(6)	4,778	53,435
SKF AB, Class B(6)	4,286	52,977
Ssab Svenskt Stal AB, Class A(6)	3,017	35,123
Svenska Cellulosa AB, Class B(6)	5,422	57,058
Svenska Handelsbanken AB, Class A(6)	4,856	91,759
Swedbank AB, Class A†(6)	4,332	25,222
Swedish Match AB(6)	3,674	59,721
Tele2 AB, Class B(6)	3,849	38,989
Telefonaktiebolaget LM Ericsson, Class B(6)	29,575	289,281
TeliaSonera AB(6)	21,905	115,225
Volvo AB Class B(6)	14,662	90,856
		3,131,088
Switzerland — 7.8%
ABB, Ltd.†(6)	21,865	344,166
Actelion, Ltd.†(6)	1,113	58,365
Adecco SA(6)	1,384	57,797
Aryzta AG†(6)	1,037	33,357
Baloise Holding AG(6)	612	45,431
Compagnie Financiere Richemont SA(6)	5,617	117,034
Credit Suisse Group AG(6)	51,578	2,354,518
Geberit AG(6)	2,366	291,601
Givaudan SA(6)	100	61,258
Holcim, Ltd.†(6)	2,129	121,274
Julius Baer Holding AG(6)	2,175	84,803
Kuehne & Nagel International AG(6)	7,065	554,605
Lindt & Spruengli AG(6)	2	44,202
Lindt & Spruengli AG (Participation Certificate)(6)	207	387,412
Logitech International SA†(6)	2,097	29,204
Lonza Group AG(6)	562	55,815
Nestle SA(6)	132,764	5,010,667
Nobel Biocare Holding AG(6)	1,474	32,313
Novartis AG(6)	20,951	851,207
Roche Holding AG(6)	32,295	4,393,694
Schindler Holding AG (Participation Certificate)(6)	797	49,532
SGS SA(6)	54	67,055
Sonova Holding AG(6)	520	42,318
Straumann AG(6)	2,834	517,127
Swiss Life Holding AG†(6)	357	30,991
Swiss Reinsurance(6)	14,252	471,534
Swisscom AG(6)	300	92,145
Syngenta AG(6)	4,244	985,518
The Swatch Group AG, Class B(6)	416	66,894
Transocean, Ltd.†	19,200	1,426,368
UBS AG†(6)	97,186	1,189,045
Zurich Financial Services AG(6)	5,731	1,014,443
		20,881,693
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.(6)	230,100	750,698

United Kingdom — 20.2%
3i Group PLC(6)	11,030	44,131
Admiral Group PLC(6)	2,299	33,009
Aegis Group PLC(6)	154,302	234,211
AMEC PLC(6)	3,614	38,911
Amlin PLC(6)	72,182	359,618
Anglo American PLC(6)	77,159	2,251,556
Antofagasta PLC(6)	4,047	39,299
AstraZeneca PLC(6)	14,534	640,039
Autonomy Corp. PLC†(6)	15,410	365,134
Aviva PLC(6)	221,101	1,249,429
BAE Systems PLC(6)	318,605	1,778,463
Barclays PLC(6)	323,082	1,504,829
Barclays PLC ADR	55,700	1,027,108
Berkeley Group Holdings PLC†(6)	25,773	341,902
BG Group PLC(6)	97,468	1,637,652
BHP Billiton PLC(6)	32,122	725,572
BP PLC(6)	481,352	3,809,013
British American Tobacco PLC(6)	65,156	1,799,960
British Land Co. PLC(6)	9,545	60,198
British Sky Broadcasting Group PLC(6)	12,029	90,238
BT Group PLC(6)	80,165	134,204
Burberry Group PLC(6)	5,293	36,946
Cable & Wireless PLC(6)	27,709	60,813
Cadbury PLC(6)	14,411	123,104
Cairn Energy PLC†(6)	1,481	57,215
Carnival PLC(6)	1,883	49,966
Centrica PLC(6)	51,641	189,765
Close Brothers Group PLC(6)	8,286	89,880
Cobham PLC(6)	14,894	42,482
Compass Group PLC(6)	19,588	110,378
Diageo PLC(6)	83,319	1,196,538
Drax Group PLC(6)	4,127	29,871
DSG International PLC(6)	1,655,918	628,827
easyJet PLC†(6)	102,519	456,880
Eurasian Natural Resources Corp.(6)	2,665	28,826
Experian PLC(6)	11,031	82,669
FirstGroup PLC(6)	5,539	32,705
Friends Provident Group PLC(6)	431,307	467,446
G4S PLC(6)	15,828	54,430
GlaxoSmithKline PLC(6)	51,796	912,105
Hammerson PLC(6)	8,009	40,590
Home Retail Group PLC(6)	189,526	812,851
HSBC Holdings PLC(6)	497,544	4,130,420
HSBC Holdings PLC ADR	17,600	735,152
ICAP PLC(6)	5,987	44,579
Imperial Tobacco Group PLC(6)	88,405	2,299,348
Inmarsat PLC(6)	45,456	410,023
Intercontinental Hotels Group PLC(6)	3,591	36,916
International Power PLC(6)	15,866	62,292
Invensys PLC(6)	8,635	31,830
Investec PLC(6)	4,699	25,361
J Sainsbury PLC(6)	12,823	66,203
Johnson Matthey PLC(6)	2,460	46,710
Kazakhmys PLC(6)	2,233	23,277
Kingfisher PLC(6)	25,338	74,280
Land Securities Group PLC(6)	58,012	451,330
Legal & General Group PLC(6)	61,937	57,882
Liberty International PLC(6)	5,576	36,606
Lloyds Banking Group PLC(6)	164,281	189,063
London Stock Exchange Group PLC(6)	1,805	20,917
Lonmin PLC†(6)	1,641	31,787
Man Group PLC, Class B(6)	136,856	628,149
Marks & Spencer Group PLC(6)	16,931	85,453
National Grid PLC(6)	24,401	220,074
Next PLC(6)	2,275	55,132
Old Mutual PLC(6)	53,424	71,140
Pearson PLC(6)	9,251	92,922
Premier Foods PLC†(6)	585,884	354,922
Prudential PLC(6)	138,258	940,758
Reckitt Benckiser Group PLC(6)	6,088	277,455
Reed Elsevier PLC(6)	80,617	601,103
Rio Tinto PLC(6)	39,578	1,377,834
Rolls-Royce Group PLC†(6)	19,041	113,533
Royal & Sun Alliance Insurance Group PLC(6)	37,211	73,837
Royal Bank of Scotland Group PLC†(6)	168,786	107,335
Royal Dutch Shell PLC, Class A(6)	19,555	489,739
Royal Dutch Shell PLC, Class A (London)	15,879	396,510
Royal Dutch Shell PLC, Class B(6)	27,017	682,081
RT Group PLC†(1)(2)(3)	207	3
SABMiller PLC(6)	9,005	183,317
Schroders PLC(6)	63,659	861,721
Scottish and Southern Energy PLC(6)	9,302	174,641
Segro PLC(6)	64,819	25,958
Serco Group PLC(6)	73,760	512,454
Severn Trent PLC(6)	3,023	54,526
Shire PLC(6)	70,110	966,972
Smith & Nephew PLC(6)	9,723	72,084
Smiths Group PLC(6)	40,710	471,132
SOCO International PLC†(6)	10,783	203,422
Standard Chartered PLC(6)	18,864	355,296
Standard Life PLC(6)	193,571	592,733
Tesco PLC(6)	574,993	3,351,415
The Capita Group PLC(6)	77,499	913,654
The Sage Group PLC(6)	17,361	50,987
Thomas Cook Group PLC(6)	5,703	19,341
Thomson Reuters PLC(6)	1,865	53,215
Tomkins PLC(6)	11,645	28,457
Tullow Oil PLC(6)	157,015	2,429,216
Unilever PLC(6)	12,879	302,216
United Utilities Group PLC(6)	8,448	69,194
Vedanta Resources PLC(6)	1,438	30,608
Vodafone Group PLC(6)	968,785	1,872,635
William Morrison Supermarkets PLC(6)	22,654	88,273
Wolseley PLC†(6)	2,978	56,932
WPP PLC(6)	115,050	765,208
Xstrata PLC(6)	52,489	578,898
		54,095,224
United States — 0.9%
Sohu.com, Inc.†	10,436	655,694
Synthes, Inc.(6)	18,994	1,838,633
		2,494,327
Total Common Stock (cost $274,376,343)		253,988,242

PREFERRED STOCK — 0.5%
Brazil — 0.2%
Companhia de Transmissao de Energia Paulista	20,600	505,565
Germany — 0.3%
Fresenius SE(6)	13,127	709,350
Henkel AG & Co KGaA(6)	3,076	96,108
Volkswagen AG(6)	1,054	73,747
		879,205
Total Preferred Stock (cost $1,455,122)		1,384,770

EXCHANGE TRADED FUNDS — 2.2%
United States — 2.2%
iShares MSCI Australia Index Fund	244,321	4,104,593
iShares MSCI EAFE Index Fund	41,500	1,901,115
Total Exchange Traded Funds (cost $4,742,843)		6,005,708
RIGHTS — 0.1%
Belgium — 0.0%
Fortis Expires 07/04/04†	24,790	0
Brazil — 0.0%
Cia de Transmissao de Energia Eletrica Paulista	211	162
Expires 07/17/09†
France — 0.0%
Casino Guichard Perrachon SA Expires 07/10/09†	602	2,322
Italy — 0.0%
Unione di Banche Italiane ScpA Expires 07/20/09†	6,973	477
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000	624
Mauritius — 0.0%
Golden Agri-Resources, Ltd. Expires 07/20/09†	12,240	1,690
Norway — 0.0%
Renewable Energy Corp. AS Expires 07/13/09†	965	3,452
Switzerland — 0.0%
Givaudan SA	93	2,405
Expired 06/29/09†
United Kingdom — 0.1%
Rio Tinto PLC Expires 07/01/09†	11,368	130,544
Total Rights (cost $116,471)		141,676
WARRANTS — 0.0%
Italy — 0.0%
Unione di Banche Italiane ScpA
Expires 06/30/11 (strike price €12.30) (cost $0)	7,261	560
Total Long-Term Investment Securities (cost $280,690,779)		261,520,956
SHORT-TERM INVESTMENT SECURITY — 0.8%
Time Deposit — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09 (cost $1,996,000)	$1,996,000	1,996,000
REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,996,000 and collateralized by $1,930,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having an approximate value of $2,040,975	1,996,000	1,996,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $2,073,000 and collateralized by $2,120,000 of United States Treasury Bills, bearing interest at 0.35% due 12/24/09 and having an approximate value of $2,116,396	2,073,000	2,073,000
Total Repurchase Agreements (cost $4,069,000)		4,069,000
TOTAL INVESTMENTS (cost $286,755,779)(5)	99.8%	267,585,956
Other assets less liabilities	0.2	539,164
NET ASSETS	100.0%	$268,125,120

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1
(2)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the International Equity Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

RT Group PLC
Common Stock	02/08/1999	207	$5,103	$3	$0	0.00%

(3)		Illiquid security. At June 30, 2009, the aggregate value of these securities was $3 representing 0% of net assets.
(4)		The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)		See Note 4 for cost of investments on a tax basis.
(6)

Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $237,913,085 representing 88.7% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
FDR	—	Fiduciary Depositary Receipt
SDR	—	Swedish Depositary Receipt
VVPR	—	Reduced tax rate shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
1	Long	MSCI Singapore Index	July 2009	$38,406	$38,553	$147
1	Long	CAC40 10 EURO Index	July 2009	45,217	43,987	(1,230)
1	Long	Amsterdam Index	July 2009	72,578	71,381	(1,197)
4	Long	OMXS30 Index	July 2009	40,432	41,044	612
61	Long	MSCI PAN Euro Index	September 2009	1,202,821	1,186,740	(16,081)
2	Long	SPI 200	September 2009	160,282	157,688	(2,594)
5	Long	FTSE 100 Index	September 2009	350,078	347,321	(2,757)
1	Long	FTSE 100 Index	September 2009	70,933	69,464	(1,469)
24	Long	DJ Euro Stoxx 50	September 2009	818,620	807,253	(11,367)
6	Long	TOPIX Index	September 2009	570,431	574,908	4,477
1	Long	NIKKEI 225 Index	September 2009	49,740	49,725	(15)
						$(31,474)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$1,384,151	$24,636,306	@	$—	$26,020,457
Germany	5,117	18,539,498	@	—	18,544,615
Japan	228,410	52,564,685	@	—	52,793,095
Switzerland	1,426,368	19,455,325	@	—	20,881,693
United Kingdom	2,158,770	51,936,454	@	—	54,095,224
Other Countries*	11,705,806	69,901,612	@	45,740	81,653,158
Preferred Stock	505,565	879,205	@	—	1,384,770
Exchange Traded Funds	6,005,708	—		—	6,005,708
Rights	139,200	2,476		—	141,676
Warrants	560	—		—	560
Short-Term Investment Securities:
Time Deposit	—	1,996,000		—	1,996,000
Repurchase Agreements	—	4,069,000		—	4,069,000
Other Financial Instruments†
Futures Apreciation	5,236	—		—	5,236
Futures Depreciation	(36,710)	—		—	(36,710)

Total	$23,528,181	$243,980,561		$45,740	$267,554,482

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 03/31/2009	$21,928
Accrued discounts/premiums	—
Realized gain(loss)	814
Change in unrealized appreciation(depreciation)	35,497
Net purchases(sales)	(25,818)
Transfers in and/or out of Level 3	13,319
Balance as of 06/30/2009	$45,740

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	7.7%
Diversified Banking Institutions	5.8
Oil Companies-Integrated	5.4
Medical-Drugs	5.4
Telephone-Integrated	3.8
Auto-Cars/Light Trucks	3.2
Electric-Integrated	2.9
Oil Companies-Exploration & Production	2.7
Food-Misc.	2.5
Chemicals-Diversified	2.3
Index Fund	2.2
Tobacco	2.0
Diversified Minerals	1.9
Food-Retail	1.7
Insurance-Multi-line	1.6
Steel-Producers	1.5
Repurchase Agreements	1.5
Insurance-Life/Health	1.5
Real Estate Operations & Development	1.4
Medical Products	1.2
Multimedia	1.2
Import/Export	1.2
Transport-Rail	1.1
Metal Processors & Fabrication	1.0
Electronic Components-Misc.	1.0
Beverages-Wine/Spirits	0.9
Real Estate Investment Trusts	0.8
Cellular Telecom	0.8
Machinery-General Industrial	0.8
Diversified Manufacturing Operations	0.8
Building Products-Cement	0.8
Diversified Operations	0.8
Telecom Services	0.8
Aerospace/Defense	0.8
Time Deposits	0.8
Insurance-Reinsurance	0.7
Retail-Major Department Stores	0.7
Wireless Equipment	0.7
Building-Heavy Construction	0.7
Metal-Diversified	0.7
Finance-Investment Banker/Broker	0.6
Building-Residential/Commercial	0.6
Enterprise Software/Service	0.6
Industrial Gases	0.6
Electric-Transmission	0.6
Coal	0.6
Retail-Apparel/Shoe	0.6
Oil & Gas Drilling	0.6
Diversified Financial Services	0.5
Machinery-Construction & Mining	0.5
Insurance-Property/Casualty	0.5
Investment Management/Advisor Services	0.5
Toys	0.5
Real Estate Management/Services	0.5
Electronic Components-Semiconductors	0.4
Photo Equipment & Supplies	0.4
Transport-Marine	0.4
Soap & Cleaning Preparation	0.4
Gold Mining	0.4
Gas-Transportation	0.4
Medical-Biomedical/Gene	0.4
Gas-Distribution	0.4
Agricultural Chemicals	0.4
Satellite Telecom	0.4
Finance-Leasing Companies	0.4
Audio/Video Products	0.4
Human Resources	0.4
Printing-Commercial	0.4
Engineering/R&D Services	0.4
Brewery	0.4
Semiconductor Equipment	0.4
Dialysis Centers	0.3
Water	0.3
Retail-Misc./Diversified	0.3
Electric Products-Misc.	0.3
Oil-Field Services	0.3
Transport-Services	0.3
Computers-Integrated Systems	0.3
Rubber-Tires	0.3
Medical-Generic Drugs	0.3
Food-Catering	0.3
Mining	0.3
Investment Companies	0.3
Textile-Products	0.3
Web Portals/ISP	0.3
Retail-Consumer Electronics	0.3
Publishing-Books	0.3
Beverages-Non-alcoholic	0.3
Airlines	0.2
Auto/Truck Parts & Equipment-Original	0.2
Publishing-Periodicals	0.2
Publishing-Newspapers	0.2
Building & Construction Products-Misc.	0.2
Entertainment Software	0.2
Consulting Services	0.2
Oil Refining & Marketing	0.2
Office Automation & Equipment	0.2
Cosmetics & Toiletries	0.2
Finance-Other Services	0.2
Food-Confectionery	0.2
Commercial Services-Finance	0.2
Building Products-Doors & Windows	0.2
Retail-Restaurants	0.2
Food-Wholesale/Distribution	0.1
Power Converter/Supply Equipment	0.1
Building & Construction-Misc.	0.1
Advertising Services	0.1
Energy-Alternate Sources	0.1
Paper & Related Products	0.1
Steel-Specialty	0.1
Public Thoroughfares	0.1
Security Services	0.1
Retail-Jewelry	0.1
Hotels/Motels	0.1
Apparel Manufacturers	0.1
Industrial Automated/Robotic	0.1
Transport-Truck	0.1
Steel Pipe & Tube	0.1
Distribution/Wholesale	0.1
Chemicals-Specialty	0.1
Electronic Measurement Instruments	0.1
99.8%

* Calculated as a percentage of net assets

Seasons Series Trust

Diversified Fixed Income Portfolio

Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Principal Amount/Shares	Market Value (Note 1)
ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)	$315,000	$270,187
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	430,000	373,605
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	160,414
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	312,737
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	297,170
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class A4 5.72% due 09/11/38(1)(2)	550,000	478,320
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	396,413
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	245,000	210,329
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	473,107
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	201,996
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	4,291	4,283
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	354,981
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(2)(3)	311,921	267,488
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	140,000	75,049
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	199,494
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	777,000	702,226
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	54,925	55,229
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	148,128
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	240,401	245,656
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	116,891
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.49% due 05/10/40(1)(2)	110,000	108,510
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	30,185
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	575,000	491,840
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A7
5.32% due 06/10/36(1)	100,000	92,392
Greenwich Capital Commerical Funding Corp.,
Series 2005-GG3, Class A4
4.80% due 08/10/42(1)	600,000	510,649
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	389,407
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	3,765
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	464,088
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	190,000	161,266
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(1)(2)	633,000	223,504
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	410,000	405,477
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	186,486

LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	475,000	459,398
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(2)	310,000	259,553
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	203,549
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	575,000	494,430
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	249,866
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	427,621
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	481,754
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	99,165
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	48,947	48,877
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	467,967	475,313
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	358,798
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	187,276	188,692
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	2,405	2,408
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(14)	275,000	242,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.97% due 10/15/12(2)(6)	625,598	574,826
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	115,300
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	153,655	106,602
Total Asset Backed Securities (cost $15,089,505)		13,199,424
CORPORATE BONDS & NOTES — 25.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 4.95% due 06/01/14*	110,000	110,566
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	71,567
Boeing Co. Senior Notes 6.88% due 03/15/39	41,000	45,879
		228,012
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	255,499
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	184,756
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	60,000	61,920
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	75,000	68,531
Yara International ASA Notes 5.25% due 12/15/14*	155,000	148,224
		463,431
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	74,920
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	75,000	78,045
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	271,339
		424,304
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	140,800	130,944
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	52,325

American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,625
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	15,000	13,950
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	40,000	37,200
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	51,926	36,608
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	133,113	125,728
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	43,000	55,040
		457,420
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	203,307
Banks-Commercial — 0.9%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	102,000	97,698
Credit Suisse New York Senior Notes 5.50% due 05/01/14	75,000	77,921
Credit Suisse/New York Sub. Notes 5.75% due 02/15/18	705,000	703,819
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	98,179
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	66,919
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	26,893
PNC Bank NA Sub. Notes 6.88% due 04/01/18	75,000	74,143
Sovereign Bank Sub. Notes 8.75% due 05/30/18	334,000	328,490
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	68,457
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	204,000	192,203
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	17,000	15,963
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	684,000	666,776
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	312,216
		2,729,677
Banks-Fiduciary — 0.2%
State Street Capital Trust IV 1.63% due 06/15/37(6)	150,000	86,440
State Street Capital Trust IV 1.63% due 06/01/77	300,000	172,879
The Bank of New York Mellon Corp. Senior Notes 4.30% due 05/15/14	25,000	25,403
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	274,760
		559,482
Banks-Super Regional — 0.9%
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	167,566
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	490,000	468,825
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	80,000	82,494
KeyCorp Senior Notes 6.50% due 05/14/13	75,000	74,724
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	94,831
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	55,000	55,567
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	358,730
US Bancorp Senior Notes 4.20% due 05/15/14	300,000	303,390
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(6)(10)	234,000	157,950
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	180,776
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	334,358

Wachovia Corp. Notes 5.75% due 02/01/18	100,000	98,211
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	450,000	453,874
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	140,000	137,257
		2,968,553
Beverages-Non-alcoholic — 0.4%
Bottling Group LLC Senior Notes 5.13% due 01/15/19	345,000	351,637
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	133,000	151,697
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	140,000	141,581
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	211,415
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	200,000	211,503
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	237,574
		1,305,407
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	50,446
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	290,283
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	247,000	270,133
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	90,000	98,107
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	108,000	120,277
		829,246
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(9)	58,474	21,635
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	20,000	7,350
Turner Broadcasting Senior Notes 8.38% due 07/01/13	75,000	81,072
		110,057
Cable/Satellite TV — 0.9%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(4)(5)	10,000	10,550
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(4)(5)	152,000	150,480
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(4)(5)	10,000	9,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14†*(4)(5)	124,000	118,730
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	729,600
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	230,000	238,354
Comcast Corp.
Company Guar. Notes
6.40% due 05/15/38	40,000	39,156
Comcast Corp.
Company Guar. Notes
7.05% due 03/15/33	215,000	228,815
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	29,422
COX Communications, Inc. Notes 6.75% due 03/15/11	50,000	52,741
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	46,000	44,281
COX Communications, Inc. Notes 7.13% due 10/01/12	190,000	204,242
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	161,000	193,865
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	425,000	439,280
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	158,211

Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	95,000	92,463
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	100,000	104,173
		2,843,863
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	35,000	37,013
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	49,000	41,772
		78,785
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	40,000	31,000
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	100,000	52,000
		83,000
Cellular Telecom — 0.5%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	278,000	299,813
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	9,850
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	243,762
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	48,825
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	5,000	4,137
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	105,000	83,737
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	160,000	163,276
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	297,000	315,304
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	311,000	371,674
		1,540,378
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	98,000	89,065
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	161,000	161,287
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	70,000	72,586
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	21,026
		343,964
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	99,146
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	11,887
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	22,000	9,790
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	28,000	22,260
Tronox Worldwide LLC† Company Guar. Notes 9.50% due 12/01/12(4)(5)	19,000	3,040
		146,123
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	37,406
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	132,802
		170,208
Computers — 0.1%
International Business Machines Corp. Senior Notes 8.00% due 10/15/38	275,000	355,935
Consumer Products-Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	85,000	79,475
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	96,000	95,453
		174,928

Containers-Paper/Plastic — 0.0%
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	51,435
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	32,825
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	40,893
		125,153
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Notes 4.70% due 02/15/19	120,000	121,697
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	41,500
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(15)	75,000	51,000
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(6)	44,000	33,110
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	16,000	13,720
		46,830
Diversified Banking Institutions — 3.4%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	704,071
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	782,792
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	215,740
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	300,000	249,133
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	441,816
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	155,000	134,489
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	318,221
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	178,000	152,809
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	34,488
Bank of America Corp. Senior Notes 7.38% due 05/15/14	418,000	431,801
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(6)	140,000	132,349
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	759,319
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	411,000	344,549
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	200,000	199,430
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	252,000	236,186
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	220,400
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	113,979
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	527,000	460,946
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	310,000	230,846
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	67,996
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	350,000	309,108
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	100,000	101,724
GMAC LLC Senior Notes 6.00% due 12/15/11	115,000	100,625
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	80,000	70,000
GMAC LLC Sub. Notes 8.00% due 12/31/18*	70,000	44,450
JP Morgan Chase & Co. Senior Notes 4.65% due 06/01/14	100,000	99,736
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	272,310
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	398,064
JP Morgan & Chase Co. Sub. Notes 5.15% due 10/01/15	150,000	147,858

JP Morgan Chase & Co. Senior Notes 5.38% due 10/01/12	300,000	314,183
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	149,011
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	75,000	75,437
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	273,931
Morgan Stanley Senior Notes 5.38% due 10/15/15	105,000	102,884
Morgan Stanley Senior Notes 5.45% due 01/09/17	78,000	72,835
Morgan Stanley Notes 5.55% due 04/27/17	100,000	93,088
Morgan Stanley Senior Notes 5.95% due 12/28/17	62,000	59,493
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	151,870
Morgan Stanley Senior Notes 6.00% due 04/28/15	962,000	959,488
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	145,138
Morgan Stanley Senior Notes 6.63% due 04/01/18	200,000	199,381
Morgan Stanley Senior Notes 7.30% due 05/13/19	125,000	129,619
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	163,000	160,331
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	120,000	116,395
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	105,521
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	146,112
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	346,299
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	390,095
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	308,770
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	376,000	334,262
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	370,000	396,186
		12,805,564
Diversified Financial Services — 0.7%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	70,000	62,628
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	90,000	23,384
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	45,000	10,612
General Electric Capital Corp. Senior Notes 5.40% due 09/20/13	100,000	99,163
General Electric Capital Corp. Notes 5.63% due 05/01/18	1,025,000	969,428
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	92,592
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	388,940
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	271,824
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	213,000	191,724
		2,110,295
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	50,084
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	142,000	125,037
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	74,400
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	137,025
		336,462
Electric-Integrated — 2.2%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	65,000	74,944
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	125,226
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	84,871
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	238,646
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	170,000	176,613
Duke Energy Corp Senior Notes 5.65% due 06/15/13	400,000	419,258
EDP Finance BV Senior Notes 5.38% due 11/02/12*	165,000	172,914

Energy East Corp. Notes 6.75% due 07/15/36	156,000	153,842
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	189,000	189,302
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	133,593
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	80,000	83,400
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	211,790
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	90,000	84,947
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	268,523
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	115,131
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	126,000	132,324
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	260,050
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	499,181
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	134,663
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,363	21,804
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	206,554
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	195,000	208,394
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	149,104
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	73,400
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	160,291
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	355,000	379,401
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	166,211
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	196,666
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	80,248
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	91,000	95,929
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	509,031
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	188,370
Sierra Pacific Power Co. 1st Mtg. Bonds 6.75% due 07/01/37	10,000	10,303
Texas Competitive Electric Holdings Co., LLC
Company Guar. Notes, Series A
10.25% due 11/01/15	90,000	56,025
Toledo Edison Co.
1st Mtg. Notes
7.25% due 05/01/20	70,000	77,939
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	211,046
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	169,417
Virginia Electric & Power Co. Senior Notes 4.75% due 03/01/13	100,000	102,322
Virginia Electric & Power Co. Senior Notes 5.10% due 11/30/12	365,000	385,690
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	103,748
		7,111,111
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	90,441
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	35,000	32,112
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	68,000	59,475

Spansion LLC Senior Sec. Notes 5.33% due 06/01/13†*(4)(5)(6)	50,000	32,500
		124,087
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	40,838
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.75% due 07/08/14	240,000	240,199
Oracle Corp. Senior Notes 5.00% due 07/08/19	150,000	149,441
Oracle Corp. Senior Notes 6.13% due 07/08/39	300,000	297,414
		687,054
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	125,000	113,159
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	85,000	80,739
		193,898
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	59,689
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	107,038
CIT Group, Inc. Senior Notes 5.40% due 01/30/16	40,000	22,587
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	49,000	27,647
CIT Group, Inc. Notes 5.85% due 09/15/16	114,000	64,359
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	40,000	27,390
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	73,000	34,295
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	122,815
		465,820
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	215,920
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	76,174
SLM Corp. Senior Notes 5.05% due 11/14/14	120,000	92,844
SLM Corp. Senior Notes 8.45% due 06/15/18	100,000	85,549
		470,487
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	776,000	802,721
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	32,455
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	71,000	74,806
		909,982
Finance-Investment Banker/Broker — 0.8%
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	210,000	226,615
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	229,664
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/13/12†(4)(5)(10)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(4)(5)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(4)(5)	99,000	10
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	145,995
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	78,000	66,904
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	50,000	50,882
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	240,634

Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	290,000	259,665
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	77,235
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	90,000	74,000
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	80,000	70,821
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(6)	115,000	95,865
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	148,000	145,398
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	246,424
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	108,000	110,038
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	135,000	135,240
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	222,805
		2,398,214
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	190,000	191,184
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	85,000	83,886
		275,070
Finance-Other Services — 0.1%
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	257,010
Food-Misc. — 0.4%
General Mills ,Inc. Senior Notes 5.20% due 03/17/15	360,000	379,587
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	490,000	528,092
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	180,000	197,419
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	166,000	175,710
		1,280,808
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	60,000	47,889
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	60,000	32,400
Gas-Distribution — 0.3%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	83,269
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	142,426
Energen Corp. Notes 7.63% due 12/15/10	190,000	196,610
Sempra Energy Senior Notes 6.50% due 06/01/16	215,000	224,426
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	201,138
		847,869
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(7)	4,000	560
Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	74,299
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	210,000	198,713

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	55,118
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	16,750
		71,868
Insurance-Life/Health — 0.4%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	291,190
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	300,000	290,870
Pricoa Global Funding I Notes 5.45% due 06/11/14*	200,000	199,654
Principal Financial Group, Inc. Senior Notes 7.88% due 05/15/14	50,000	52,675
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	100,000	104,982
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	149,759
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	78,207
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	226,148
		1,393,485
Insurance-Multi-line — 0.6%
Allstate Corp. Senior Notes 6.20% due 05/16/14	95,000	99,643
American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	105,000	105,034
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	201,705
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	95,157
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	195,377
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	81,444
MetLife, Inc. Notes 7.72% due 02/15/19	375,000	401,114
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	171,000	169,669
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	68,036
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	102,177
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	129,498
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	114,909
		1,763,763
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	118,755
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(6)	145,000	104,400
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	77,770
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	246,000	261,226
		562,151
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	154,806
ACE INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	90,000	89,105
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	175,000	177,148
ACE INA Holdings, Inc. Company Guar. Notes 5.90% due 06/15/19	65,000	65,153
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(6)	235,000	145,700
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	61,192
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	34,740
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	69,198

W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	135,241
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	61,410
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	43,000	29,741
		1,023,434
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	266,509
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	226,919
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	198,704
		692,132
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	177,928
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	159,000	183,381
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	102,542
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	216,055
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	186,599
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	115,933
		621,129
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	215,569
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	29,000	29,508
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(8)	43,000	41,602
		286,679
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	105,000	110,776
Amgen, Inc. Senior Notes 5.85% due 06/01/17	160,000	169,778
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	191,458
		472,012
Medical-Drugs — 0.6%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	35,000	35,175
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	435,000	473,034
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	64,000	65,126
Merck & Co., Inc.
Senior Notes
5.00% due 06/30/19	160,000	162,005
Pfizer, Inc.
Senior Notes
6.20% due 03/15/19	670,000	732,728
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	100,000	107,238
Wyeth Bonds 5.50% due 02/01/14	175,000	187,291
		1,762,597
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.50% due 09/15/18	105,000	105,184
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	375,000	388,064
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	94,143
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	45,000	46,138
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	101,841
		735,370

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	80,000	78,400
HCA, Inc. Senior Notes 6.25% due 02/15/13	125,000	109,375
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	65,000	64,350
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	105,000	103,425
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	35,000	34,300
		389,850
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	128,171
McKesson Corp. Senior Notes 7.50% due 02/15/19	10,000	11,261
		139,432
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	107,780
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	43,296
		151,076
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	83,000	71,714
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(6)(8)	41,469	22,860
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	524,964
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	210,000	217,528
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	20,293
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	67,163
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	95,000	80,572
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	131,285
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	250,000	260,505
News America, Inc. Debentures 7.28% due 06/30/28	95,000	87,425
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	100,000	110,263
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	114,171
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	150,000	156,986
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	340,139
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	72,000	70,932
		2,182,226
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	98,534
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	62,000	65,837
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	90,000	95,393
		259,764
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	91,000	90,987
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	144,603
Xerox Corp. Senior Notes 6.35% due 05/15/18	65,000	58,013
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	230,000	211,600
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	103,986
		609,189

Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	353,469
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	188,087
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	87,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	191,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	71,682
Encana Corp. Notes 5.90% due 12/01/17	400,000	410,058
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	35,000	29,575
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	150,000	147,522
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18	175,000	161,000
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	165,538
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	400,000	400,824
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	100,000	102,199
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	110,775
		2,065,760
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	250,000	267,676
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	157,000	167,116
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	216,608
Hess Corp. Senior Notes 7.13% due 03/15/33	75,000	75,117
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	315,632
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	32,072
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	144,647
		1,218,868
Oil Refining & Marketing — 0.1%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	230,934
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	89,000	75,928
		306,862
Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	189,696
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	231,532
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	205,000	185,523
		606,751
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	37,400
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,300
International Paper Co. Senior Notes 7.40% due 06/15/14	130,000	129,410
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	66,258
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	125,457
		367,825
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	40,000	41,326
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	115,000	121,682

Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	51,000	56,240
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	205,350
		424,598
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	75,000	74,250
Pipelines — 1.03%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	80,000	72,706
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	270,000	286,162
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	117,500
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	90,250
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	175,801
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	95,000	83,362
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	356,141
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	114,194
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	78,516
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	80,000	80,547
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	286,868
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	152,445
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	262,020
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	276,077
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	366,866
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	91,000	76,274
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	216,903
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	167,450
		3,260,082
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(15)(16)	55,000	2,338
Real Estate Investment Trusts — 0.7%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	101,617
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	17,329
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	235,000	212,468
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	90,000	60,841
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	125,604
ERP Operating LP Notes 6.63% due 03/15/12	210,000	215,900
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	260,195
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	71,310
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	158,326
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	89,408
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	233,454
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	144,144
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	75,187
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	132,403
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	180,413
Simon Property Group LP Senior Notes 6.75% due 05/15/14	155,000	155,745

Simon Property Group LP Senior Notes 10.35% due 04/01/19	35,000	39,768
		2,274,112
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	201,006
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	82,312
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	85,239
		368,557
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(5)	70,000	788
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	195,000	155,081
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	31,600
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	75,000	74,385
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 4.88% due 09/15/14	300,000	304,482
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	211,742	180,917
CVS Pass-Through Trust Pass Thru Certs. 8.35% due 07/10/31*	95,000	97,941
		583,340
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	10,000	6,623
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	100,000	99,007
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	60,000	54,600
		153,607
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(4)(5)(10)	100,000	1,250
Schools — 0.0%
Princeton University Senior Bonds 5.70% due 03/01/39	103,000	103,395
Special Purpose Entities — 0.1%
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*(17)	222,950	202,885
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	43,550
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	91,000	88,845
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	130,699
		465,979
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	120,359
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(6)	60,000	43,650
		164,009
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 6.63% due 05/15/19	45,000	45,990
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Senior Debentures 7.00% due 12/01/95	194,000	169,481
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	35,000	6,825
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	45,000	39,038
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	47,688

Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	2,000	1,985
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	450,000	494,444
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	603,062
		1,362,523
Telephone-Integrated — 0.8%
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	109,647
AT&T, Inc. Notes 5.10% due 09/15/14	760,000	789,479
AT&T, Inc. Senior Notes 5.63% due 06/15/16	70,000	72,037
AT&T, Inc. Senior Notes 6.30% due 01/15/38	500,000	483,127
BellSouth Corp. Senior Notes 6.00% due 10/15/11	255,000	272,438
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	127,444
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	50,000	41,250
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	175,178
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	125,000	100,625
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	308,382
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	75,000	81,631
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	70,153
		2,631,391
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	23,000	17,768
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	55,747
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	256,364
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13†*(4)(5)(8)	64,037	640
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(5)	35,000	88
		330,607
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	160,000	179,666
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	309,541
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	40,002
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	262,048
Philip Morris International, Inc.
Notes
6.38% due 05/16/38	220,000	235,261
		1,026,518
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	10,250
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	280,442	201,918
Transport-Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15	175,000	180,923
CSX Corp. Debentures 7.90% due 05/01/17	137,000	151,489
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	144,000	145,156
		477,568
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	65,000	65,242
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	120,150
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	71,985

United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	43,000	44,340
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	28,000	29,433
		331,150
Total Corporate Bonds & Notes (cost $81,726,769)		80,520,198
FOREIGN CORPORATE BONDS & NOTES — 4.5%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 6.75% due 01/15/19	75,000	74,114
Banks-Commercial — 0.8%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(6)(10)	300,000	123,000
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(6)(10)	150,000	85,500
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	126,000	109,263
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(6)(10)	75,000	50,250
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(6)(10)	108,000	63,450
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	195,307
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	628,102
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(6)(10)	175,000	61,250
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	250,000	272,398
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	170,000	169,564
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	281,240
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	101,450
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	160,000	158,388
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(6)(10)	360,000	147,600
		2,446,762
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(6)(10)	40,000	16,400
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(6)	101,000	55,297
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	309,347
		381,044
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	267,900
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	263,627
		531,527
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	40,000	39,372
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	45,000	45,902
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	160,000	157,336
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	58,047
		300,657
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	167,200
Containers-Metal/Glass — 0.0%
Rexam PLC Senior Notes 6.75% due 06/01/13*	97,000	93,941
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	37,571

Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	50,000	28,964
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	48,000	45,180
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	350,000	356,003
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	155,830
		557,013
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	90,000	97,200
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	195,000	196,222
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	100,000	100,059
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	70,000	77,805
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	30,000	31,425
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	30,000	32,250
		534,961
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	81,616
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	190,711
Electric-Integrated — 0.4%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	102,682
Electricite de France Notes 5.50% due 01/26/14*	250,000	269,157
Electricite de France Notes 6.50% due 01/26/19*	160,000	175,237
Electricite de France Notes 6.95% due 01/26/39*	147,000	165,038
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	77,646
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	295,460
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	197,553
		1,282,773
Insurance-Multi-line — 0.1%
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	100,712
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	59,029
		159,741
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	60,000	47,838
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(6)	110,000	83,050
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	30,000
		113,050
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	266,055
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	51,000	47,175
		313,230
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	94,000	93,454
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	195,023
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	64,645
		353,122
Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	379,302

Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	85,000	85,129
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	176,626
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	76,000	75,349
Nexen, Inc. Senior Notes 5.88% due 03/10/35	104,000	89,112
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	65,000	42,088
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	3,300
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	195,000	216,020
		1,066,926
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	70,000	71,878
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	54,000	53,098
		124,976
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	245,502
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(4)(5)	25,000	2,250
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	302,842
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(7)	25,000	22,375
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	85,000	81,600
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	75,000	72,375
		176,350
Special Purpose Entities — 0.2%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(6)(10)	111,000	88,719
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	403,823
		492,542
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	124,512
ArcelorMittal Senior Notes 6.13% due 06/01/18	249,000	217,875
		342,387
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	3,988
Telephone-Integrated — 0.9%
British Telecommunications PLC Notes 8.13% due 12/15/10*	100,000	106,207
Deutsche Telekom International Finance BV
Company Guar. Notes
4.88% due 07/08/14	75,000	75,486
Deutsche Telekom International Finance BV
Company Guar. Notes
6.00% due 07/08/19	75,000	75,667
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	70,000	74,292
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	370,000	433,170
France Telecom SA Senior Notes 4.38% due 07/08/14	95,000	95,739
France Telecom SA Senior Notes 5.38% due 07/08/19	124,000	124,897
France Telecom SA Notes 8.50% due 03/01/31	165,000	211,914
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	218,000	208,696
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	740,000	766,046
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	76,376

Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	120,000	123,719
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	38,000	42,109
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	550,000	580,182
		2,994,500
Television — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	199,707
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	117,534
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*	154,000	102,410
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	435,000	466,332
Total Foreign Corporate Bonds & Notes (cost $14,541,047)		14,334,081
FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	560,000
Federal Republic of Brazil Bonds 8.88% due 10/14/19	650,000	796,250
Republic of Argentina Bonds 8.28% due 12/31/33(8)	618,821	324,881
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	610,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	136,000
United Mexican States Notes 5.88% due 02/17/14	200,000	209,500
United Mexican States Notes 6.05% due 01/11/40	330,000	299,805
Total Foreign Government Agencies (cost $3,140,140)		2,936,436
TAXABLE MUNICIPAL BONDS & NOTES — 0.2%
Taxable Municipal Notes — 0.2%
California State Build America 7.55% due 04/01/39	325,000	295,877
New Jersey State Turnpike Authority 7.41% due 01/01/40	160,000	186,249
Total Taxable Municipal Bonds & Notes (cost $496,095)		482,126
U.S. GOVERNMENT AGENCIES — 26.0%
Federal Home Loan Bank — 1.7%
3.38% due 02/27/13	5,269,000	5,453,083
Federal Home Loan Mtg. Corp. — 6.9%
4.13% due 07/12/10	4,109,000	4,269,070
4.50% due 01/15/13	4,083,000	4,399,955
4.50% due 01/01/39	496,537	494,953
4.75% due 01/18/11	3,246,000	3,435,463
5.00% due 07/01/35	176,565	180,283
5.00% due 10/01/35	918,008	937,336
5.00% due 11/01/36	335,827	342,321
5.00% due 12/01/36	668,608	681,536
5.00% due 01/01/37	265,489	270,622
5.00% due 03/01/38	283,895	289,163
5.46% due 03/01/36(6)	123,742	128,241
5.50% due 07/01/37	586,513	606,303
5.50% due 08/01/37	36,155	37,375
5.50% due 09/01/37	515,319	532,706
5.50% due 10/01/37	2,402,431	2,483,489
5.95% due 10/01/36(6)	636,338	668,959
6.00% due 11/01/37	296,695	310,006
6.25% due 07/15/32	206,000	244,769
6.50% due 03/01/37	544,224	578,983
6.50% due 11/01/37	413,807	440,236
6.75% due 03/15/31	100,000	123,971
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	460,444
		21,916,184
Federal National Mtg. Assoc. — 4.8%
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(11)	1,955,000	995,290
Federal National Mtg. Assoc. 2.38% due 05/20/10	518,000	526,840
4.46% due 02/01/34(6)	264,423	271,656
4.50% due 01/01/39	194,029	193,895
4.65% due 07/01/35(6)	42,805	44,258
4.74% due 10/01/35(6)	152,778	155,516

4.87% due 01/01/35(6)	477,134	494,717
4.98% due 12/01/35(6)	52,739	54,596
5.00% due 03/15/16	92,000	100,085
5.00% due 10/01/35	537,249	548,896
5.30% due 11/01/36(6)	65,972	68,026
5.38% due 11/15/11	3,278,000	3,574,223
5.50% due 11/01/22	179,044	187,622
5.50% due 07/01/23	1,200,807	1,258,266
5.50% due 11/01/36	1,295,139	1,339,647
5.50% due 12/01/36	18,518	19,154
6.00% due 05/15/11	250,000	271,717
6.00% due 10/01/36	2,123,123	2,224,012
6.00% due 07/01/38	1,167,693	1,221,838
6.25% due 05/15/29	558,000	655,106
6.50% due 07/01/36	304,479	324,800
6.50% due 10/01/37	40,115	42,779
6.63% due 11/15/30	374,000	458,066
7.25% due 01/15/10	200,000	207,472
		15,238,477
Government National Mtg. Assoc. — 12.6%
4.50% due 04/15/18	165,776	172,100
4.50% due 05/15/18	1,039,861	1,084,987
4.50% due 08/15/18	50,837	53,043
4.50% due 09/15/18	436,939	455,900
4.50% due 10/15/18	1,761,378	1,837,815
4.50% due 09/15/33	624,693	629,159
5.00% due 06/15/33	20,577	21,114
5.00% due 08/15/33	120,368	123,509
5.00% due 09/15/33	173,123	177,640
5.00% due 10/15/33	127,397	130,721
5.00% due 11/15/33	15,163	15,558
5.00% due 06/15/34	436,548	447,530
5.00% due 05/15/35	23,131	23,691
5.00% due 09/15/35	23,504	24,073
5.00% due 11/15/35	949,444	972,438
5.00% due 02/15/36	646,946	661,402
5.00% due 02/20/36	1,504,646	1,531,261
5.00% due 03/15/36	402,001	410,984
5.00% due 05/15/36	659,481	674,215
5.00% due 06/15/36	779,243	796,654
5.00% due 08/15/36	38,322	39,178
5.00% due 07/15/38	1,659,915	1,695,966
5.00% due 08/15/38	7,669,968	7,836,548
5.50% due 02/15/32	33,482	34,803
5.50% due 03/15/32	33,495	34,659
5.50% due 12/15/32	48,706	50,628
5.50% due 01/15/33	21,221	22,051
5.50% due 02/15/33	128,591	133,624
5.50% due 03/15/33	485,887	504,905
5.50% due 04/15/33	1,481,877	1,539,288
5.50% due 05/15/33	7,942	8,253
5.50% due 06/15/33	1,970,803	2,047,942
5.50% due 07/15/33	1,642,774	1,707,074
5.50% due 08/15/33	273,966	284,689
5.50% due 09/15/33	36,141	37,556
5.50% due 11/15/33	223,690	232,446
5.50% due 12/15/33	14,799	15,379
5.50% due 01/15/34	604,549	627,267
5.50% due 02/15/34	265,301	275,271
6.00% due 04/15/28	639,631	668,400
6.00% due 01/15/29	120,720	126,997
6.00% due 03/15/29	116,623	122,687
6.00% due 11/15/31	51,674	54,361
6.00% due 12/15/31	130,609	137,399
6.00% due 04/15/32	100,660	105,799
6.00% due 08/15/32	27,051	28,432
6.00% due 09/15/32	98,034	103,039
6.00% due 10/15/32	317,760	333,983
6.00% due 11/15/32	127,167	133,659
6.00% due 01/15/33	17,530	18,414
6.00% due 02/15/33	209,935	220,522
6.00% due 03/15/33	50,589	53,141
6.00% due 09/15/33	99,280	104,286
6.00% due 01/15/34	511,830	536,362
6.00% due 03/15/34	142,934	149,785
6.00% due 05/15/34	135,199	141,679
6.00% due 07/15/34	76,654	80,328
6.00% due 08/15/34	737,735	773,094
6.00% due 09/15/34	110,519	115,816
6.00% due 11/15/34	515,879	540,604
6.00% due 03/15/35	379,083	396,186
6.00% due 08/15/35	400,666	418,743
6.00% due 01/15/36	205,529	214,416
6.00% due 02/15/36	215,128	224,431
6.00% due 04/15/36	551,993	575,863
6.00% due 05/15/36	277,701	289,710
6.00% due 06/15/36	722,594	753,841
6.00% due 07/15/36	506,471	528,373
6.00% due 08/15/36	711,572	741,617
6.00% due 09/15/36	795,966	830,384
6.00% due 10/15/36	1,385,349	1,444,733
6.00% due 11/15/36	443,012	462,169
6.00% due 12/15/36	178,124	185,826
6.00% due 09/15/38	775,761	809,064
6.50% due 09/15/28	17,203	18,580
6.50% due 06/15/31	18,640	20,080
6.50% due 09/15/31	40,325	43,438
6.50% due 10/15/31	19,558	21,068
6.50% due 11/15/31	6,497	6,999
6.50% due 12/15/31	22,347	24,074
7.50% due 09/15/30	26,957	29,513
		39,959,216
Total U.S. Government Agencies (cost $79,848,242)		82,566,960
U.S. GOVERNMENT TREASURIES — 30.3%
United States Treasury Bonds — 5.6%
3.50% due 02/15/39	917,000	792,921
4.38% due 02/15/38	1,537,000	1,552,130
4.50% due 05/15/38	82,000	84,652
4.75% due 02/15/37	2,000,000	2,143,124
5.00% due 05/15/37	341,000	379,469
5.25% due 11/15/28	235,000	264,228
5.38% due 02/15/31	1,488,000	1,707,944

6.25% due 08/15/23	2,860,000	3,483,838
7.13% due 02/15/23	1,899,000	2,481,460
7.88% due 02/15/21	1,267,000	1,720,150
8.13% due 08/15/19	66,000	90,492
8.13% due 05/15/21	22,000	30,456
8.75% due 05/15/20	1,035,000	1,479,403
8.75% due 08/15/20	942,000	1,349,415
9.00% due 11/15/18	100,000	143,313
9.13% due 05/15/18	55,000	78,783
		17,781,778
United States Treasury Notes — 24.7%
1.13% due 12/15/11	1,793,000	1,784,035
1.88% due 06/15/12	2,000,000	2,014,540
2.00% due 02/28/10	10,000,000	10,104,300
2.00% due 09/30/10	5,112,000	5,200,064
2.00% due 11/30/13	188,000	185,239
2.13% due 01/31/10	900,000	908,965
2.25% due 05/31/14	149,000	146,997
2.63% due 06/30/14	1,315,000	1,319,116
2.75% due 02/28/13	1,075,000	1,105,655
2.75% due 02/15/19	1,225,000	1,147,286
2.88% due 01/31/13	1,680,000	1,736,831
3.13% due 05/15/19	169,000	163,455
3.25% due 12/31/09	150,000	152,144
3.25% due 06/30/16	1,250,000	1,253,906
3.38% due 07/31/13	293,000	307,032
3.63% due 06/15/10	900,000	926,965
3.88% due 05/15/18	235,000	242,142
4.00% due 11/15/12	5,534,000	5,931,325
4.00% due 02/15/14	278,000	297,482
4.00% due 02/15/15	2,678,000	2,845,166
4.00% due 08/15/18	399,000	413,869
4.25% due 08/15/13	2,053,000	2,219,646
4.25% due 11/15/13	2,056,000	2,221,765
4.25% due 08/15/14	2,729,000	2,943,057
4.25% due 11/15/14	3,985,000	4,291,347
4.25% due 08/15/15	498,000	533,832
4.25% due 11/15/17	41,000	43,486
4.25% due 05/15/39	11,095,000	10,982,275
4.50% due 02/28/11	1,085,000	1,150,227
4.50% due 02/15/16	225,000	244,002
4.50% due 05/15/17	6,441,000	6,950,747
4.63% due 08/31/11	1,876,000	2,011,425
4.75% due 05/15/14	430,000	474,075
4.75% due 08/15/17	125,000	137,031
4.88% due 02/15/12	448,000	488,600
5.00% due 02/15/11	1,200,000	1,279,687
5.00% due 08/15/11	3,271,000	3,537,789
5.75% due 08/15/10	789,000	834,429
6.50% due 02/15/10	125,000	129,722
		78,659,656
Total U.S. Government Treasuries (cost $94,523,699)		96,441,434
EXCHANGE TRADED FUNDS — 0.2%
Index Fund-Debt — 0.2%
iShares Lehman 1-3 Year Treasury Bond Fund	3,800	318,098
iShares Lehman 10-20 Year Treasury Bond Fund	600	65,352
iShares Lehman 20+ Year Treasury Bond Fund	400	37,828
iShares Lehman 3-7 Year Treasury Bond Fund	2,300	254,794
iShares Lehman 7-10 Year Treasury Bond Fund	1,100	99,737
Total Exchange Traded Funds (cost $779,151)		775,809
Total Long-Term Investment Securities (cost $290,144,648)		291,256,468
REPURCHASE AGREEMENTS — 10.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $134,000 and collateralized by $140,000 of United States Treasury Bills, bearing interest at 0.35%, due 012/24/09 and having an approximate value of $139,762.	$134,000	134,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $12,325,003 and collateralized by $11,695,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00%, due 11/17/17 and having an approximate value of $12,572,125.	12,325,000	12,325,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $128,000 and collateralized by $130,000 of Federal Home Loan Bank Bonds, bearing interest at 0.90%, due 04/08/10 and having an approximate value of $130,650.	128,000	128,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	7,263,000	7,263,000
UBS Securities, LLC Joint Repurchase Agreement(12)	10,167,000	10,167,000
UBS Securities, LLC Joint Repurchase Agreement(12)	3,370,000	3,370,000
Total Repurchase Agreements (cost $33,387,000)		33,387,000
TOTAL INVESTMENTS (cost $323,531,648)(13)	102.1%	324,643,468
Liabilities in excess of other assets	(2.1)	(6,798,489)
NET ASSETS	100.0%	$317,844,979

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $10,228,063 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Bond in default
(5)	Company has filed Chapter 11 bankruptcy protection.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Income may be received in cash or additional shares at the discretion of the issuer.
(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Principal Only
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(15)	Bond is in default of interest subsequent to June 30, 2009.
(16)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(17)

The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC.  Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index.  The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust's transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties; see Note 5

FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
6	Short	US Treasury 10 YR Notes	September 2009	$695,188	$697,594	$(2,406)
10	Short	US Treasury Long Bonds	September 2009	1,151,821	1,183,584	(31,763)
						$(34,169)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$12,957,424	$242,000	$13,199,424
U.S. Corporate Bonds & Notes	—	80,261,504	258,694	80,520,198
Foreign Corporate Bonds & Notes	—	14,334,081	—	14,334,081
Foreign Government Agencies	—	2,936,436	—	2,936,436
Taxable Municipal Bonds & Notes	—	482,126	—	482,126
U.S. Government Agencies	—	82,566,960	—	82,566,960
U.S. Government Treasuries	96,441,434	—	—	96,441,434
Exchange Traded Funds	775,809	—	—	775,809
Repurchase Agreements	—	33,387,000	—	33,387,000
Other Financial Instruments†
Futures Depreciation	(34,169)	—	—	(34,169)

Total	$97,183,074	$226,925,531	$500,694	$324,609,299

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds

Balance as of 03/31/2009	$165,000	$258,439
Accrued discounts/premiums	—	515
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	77,000	(27,761)
Net purchases(sales)	—	49,136
Transfers in and/or out of Level 3	—	(21,635)
Balance as of 06/30/2009	$242,000	$258,694

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount(16)	Market Value (Note 1)
ASSET BACKED SECURITIES — 7.0%
Diversified Financial Services — 7.0%
Asset Backed Securities Corp. Home Equity
Series 2004-HE7, Class A2
0.69% due 10/25/34(1)	$998	$531
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(2)(3)	1,050,000	912,292
Bear Stearns Commercial Mtg. Securities
Series 2005-PW10, Class A4
5.41% due 12/11/40(2)	750,000	667,196
Bear Stearns Commercial Mtg. Securities
Series 2007-T26, Class B
5.77% due 01/25/45*(2)(3)	350,000	80,858
Citifinancial Mtg. Securities, Inc.
Series 2003-4, Class AF6
4.49% due 10/25/33	211,701	192,704
Citigroup Commercial Mtg.Trust
Series 2008-C7, Class A4
6.10% due 12/10/49(2)(3)	1,000,000	817,536
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2007-CD4, Class C
5.48% due 12/11/49(2)	800,000	128,831
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2006-CD3, Class A5
5.62% due 10/15/48(2)	700,000	569,716
First Franklin Mtg. Loan Asset Backed Certificates
Series 2006-FF12, Class A2
0.35% due 09/25/36(1)	93,268	90,837
GE Capital Commercial Mtg. Corp.
Series 2003-C1, Class A4
4.82% due 01/10/38(2)	126,268	117,306
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A7
5.32% due 06/10/36(2)	300,000	277,175
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C
5.55% due 03/10/39(2)	400,000	72,214
GS Mtg. Securities Corp. II
Series 2006-GG6, Class A4
5.55% due 04/10/38(2)	535,000	440,607
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-LN2, Class A2
5.12% due 07/15/41(2)	55,768	49,077
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-CB9, Class A4
5.37% due 06/12/41(2)(3)	377,963	326,151
LB-UBS Commercial Mtg. Trust
Series 2004-C7, Class A1A
4.48% due 10/15/29(2)	1,013,105	925,443
LB-UBS Commercial Mtg. Trust
Series 2005-C5, Class A4
4.95% due 09/15/30(2)	1,500,000	1,285,222
LB-UBS Commercial Mtg. Trust
Series 2002-C2, Class A4
5.59% due 06/15/31(2)	250,000	250,992
LB-UBS Commercial Mtg. Trust
Series 2006-C1, Class A4
5.16% due 02/15/31(2)	1,000,000	832,797
LB-UBS Commercial Mtg. Trust
Series 2007-C2, Class C
5.61% due 02/17/40(2)	900,000	158,171
Merrill Lynch Mtg. Investors, Inc.
Series 2006-RM2, Class A1B
0.55% due 05/25/37(1)	392,928	20,550
Morgan Stanley Capital I
Series 2004-IQ7, Class A4
5.40% due 06/15/38(2)(3)	150,000	136,181
Novastar Home Equity Loan
Series 2004-4, Class M4
1.41% due 03/25/35(1)	500,000	221,034
Ownit Mtg. Loan Asset Backed Certificates
Series 2006-6, Class A2B
0.42% due 09/25/37(1)	575,000	433,145
Residential Asset Securities Corp.
Series 2005-AHL2, Class A2
0.57% due 07/25/35(1)	55,485	41,062
Residential Asset Securities Corp.
Series 2004-KS6, Class AI3
4.16% due 07/25/30	8,746	8,223
Structured Asset Investment Loan Trust
Series 2004-1, Class M5
4.81% due 02/25/34(1)	108,693	12,408
Wachovia Asset Securitization, Inc.
Series 2003-HE3, Class A
0.56% due 11/25/33(1)	75,758	38,437
Total Asset Backed Securities
(cost $13,205,171)		9,106,696
CONVERTIBLE BONDS & NOTES — 0.0%
Drug Delivery Systems — 0.0%
Nektar Therapeutics
Sub. Notes
3.25% due 09/28/12	25,000	18,375
Electronic Components-Semiconductors — 0.0%
Spansion, Inc.
Senior Sub. Notes
2.25% due 06/15/16*†(8)(9)	195,000	244
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(4)(5)(6)(15)(17)(18)	28,000	8,400
Total Convertible Bonds & Notes
(cost $217,249)		27,019

CORPORATE BONDS & NOTES — 35.3%
Advertising Services — 0.3%
Visant Holding Corp.
Company Guar. Notes
7.63% due 10/01/12	195,000	194,512
Visant Holding Corp.
Senior Notes
8.75% due 12/01/13	10,000	9,825
Visant Holding Corp.
Senior Notes
10.25% due 12/01/13(10)	194,000	192,545
		396,882
Agricultural Chemicals — 0.3%
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	400,000	365,500
Airlines — 1.0%
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	460,000	370,300
American Airlines, Inc.
Pass Through Certs.
Series 2001-2, Class A-2
7.86% due 04/01/13	165,000	154,687
Continental Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.50% due 06/15/11	50,000	46,500
Continental Airlines, Inc.
Pass Through Certs.
Series 1991, Class A
6.55% due 02/02/19	108,571	100,429
Continental Airlines, Inc.
Pass Through Certs.
Series 2000-2, Class C
8.31% due 04/02/11	17,892	14,761
Delta Air Lines, Inc.
Pass Through Certs.
Series 2001-1, Class A2
7.11% due 09/18/11	200,000	186,000
Delta Air Lines, Inc.
Pass Through Certs.
Series 2000-1, Class A-2
7.57% due 11/18/10	50,000	47,750
United AirLines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.20% due 12/31/49	529	524
United AirLines, Inc.
Pass Through Certs.
Series 2001-1 Class B
6.93% due 09/01/11	250,000	320,000
United AirLines, Inc.
Pass Through Certs.
Series 2000-2, Class A-2
7.19% due 04/01/11	86,891	84,284
		1,325,235
Applications Software — 0.1%
SS&C Technologies, Inc.
Company Guar. Notes
11.75% due 12/01/13	185,000	181,300
Auto/Truck Parts & Equipment-Original — 0.2%
TRW Automotive, Inc.
Company Guar. Notes
7.25% due 03/15/17*	345,000	238,050
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc.
Company Guar. Notes
7.25% due 05/15/17	225,000	208,125
Broadcast Services/Program — 0.2%
Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	281,000	246,577
Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14	21,000	7,718
Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14*(7)	63,429	23,469
		277,764
Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc.
Senior Sub. Notes
8.13% due 06/15/14	165,000	162,525
Cable/Satellite TV — 1.5%
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10†(8)(9)	268,000	282,740
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10†(8)(9)	117,000	122,850
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13*†(8)(9)	15,000	14,850
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
8.75% due 11/15/13†(8)(9)	465,000	441,750
Charter Communications Operating LLC/Charter Communications Operating Capital
Senior Notes
8.38% due 04/30/14*†(8)(9)	435,000	416,512
Charter Communications Operating LLC/Charter Communications Operating Capital
Senior Notes
10.88% due 09/15/14*†(8)(9)	170,000	175,950
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	205,000	202,950

DirecTV Holdings LLC/DirecTV Financing Co.
Company Guar. Notes
7.63% due 05/15/16	370,000	359,825
		2,017,427
Casino Hotels — 0.8%
Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(5)(7)	306,000	252,450
Harrahs Entertainment, Inc.
Senior Sec. Notes
11.25% due 06/01/17*	325,000	307,125
MGM Mirage, Inc.
Senior Sec. Notes
11.13% due 11/15/17*	275,000	290,812
Seminole Hard Rock Entertainment, Inc.
Sec. Notes
3.13% due 03/15/14*(1)	95,000	65,550
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	155,000	132,138
		1,048,075
Casino Services — 0.3%
Indianapolis Downs LLC & Capital Corp.
Senior Sec. Notes
11.00% due 11/01/12*	325,000	251,875
Snoqualmie Entertainment Authority
Senior Sec. Notes
5.38% due 02/01/14*(1)	20,000	9,600
Snoqualmie Entertainment Authority
Senior Sec. Notes
9.13% due 02/01/15*	375,000	195,000
		456,475
Cellular Telecom — 1.1%
Centennial Communications Corp.
Senior Notes
10.13% due 06/15/13	205,000	211,406
Cricket Communications, Inc.
Senior Sec. Notes
7.75% due 05/15/16*	225,000	216,562
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	100,000	98,500
MetroPCS Wireless, Inc.
Company Guar. Notes
9.25% due 11/01/14	235,000	233,531
Nextel Communications, Inc.
Senior Notes
6.88% due 10/31/13	35,000	28,963
Nextel Communications, Inc.
Senior Notes
7.38% due 08/01/15	840,000	669,900
		1,458,862
Chemicals-Diversified — 0.4%
Dow Chemical Co.
Senior Notes
8.55% due 05/15/19	375,000	375,667
Huntsman LLC
Senior Notes
11.63% due 10/15/10	150,000	153,750
		529,417
Chemicals-Specialty — 0.6%
Huntsman International LLC
Senior Sub. Notes
7.38% due 01/01/15	325,000	255,125
Johnsondiversey Holdings, Inc.
Company Guar. Notes
9.63% due 05/15/12	270,000	267,975
Johnsondiversey Holdings, Inc.
Notes
10.67% due 05/15/13	25,000	21,000
Momentive Performance Materials, Inc.
Company Guar. Notes
9.75% due 12/01/14	335,000	149,075
Momentive Performance Materials, Inc.
Company Guar. Notes
12.50% due 06/15/14*	116,000	92,220
Tronox Worldwide LLC†
Company Guar. Notes
9.50% due 12/01/12†(8)(9)	190,000	30,400
		815,795
Computer Services — 0.6%
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	360,000	299,250
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	450,000	425,250
		724,500
Consulting Services — 0.1%
FTI Consulting, Inc.
Company Guar. Notes
7.75% due 10/01/16	75,000	71,625
Consumer Products-Misc. — 0.2%
American Achievement Corp.
Company Guar. Notes
8.25% due 04/01/12*	224,000	209,440
Prestige Brands, Inc.
Senior Sub. Notes
9.25% due 04/15/12	55,000	54,450
		263,890
Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc.
Senior Notes
7.38% due 12/15/26	80,000	68,000
Crown Cork & Seal Co., Inc.
Debentures
8.00% due 04/15/23	70,000	60,200

Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.25% due 05/15/13	215,000	216,075
		344,275
Containers-Paper/Plastic — 0.2%
Graphic Packaging International, Inc.
Company Guar. Notes
9.50% due 06/15/17*	200,000	197,000
Sealed Air Corp.
Senior Notes
7.88% due 06/15/17*	125,000	123,885
		320,885
Decision Support Software — 0.3%
Vangent, Inc.
Company Guar. Notes
9.63% due 02/15/15	440,000	365,200
Direct Marketing — 0.1%
Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12(19)	270,000	183,600
Distribution/Wholesale — 0.2%
KAR Holdings, Inc.
Company Guar. Notes
5.03% due 05/01/14(1)	125,000	94,063
KAR Holdings, Inc.
Company Guar. Notes
8.75% due 05/01/14	185,000	158,637
		252,700
Diversified Banking Institutions — 1.4%
GMAC LLC
Company Guar. Notes
6.00% due 04/01/11*	820,000	717,500
GMAC LLC
Company Guar. Notes
6.00% due 12/15/11*	294,000	251,370
GMAC LLC
Company Guar. Notes
6.88% due 09/15/11*	719,000	629,125
GMAC LLC
Sub. Notes
8.00% due 12/31/18*	435,000	276,225
		1,874,220
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp.
Notes
5.63% due 05/15/15(1)	70,000	42,350
Harland Clarke Holdings Corp.
Notes
9.50% due 05/15/15	275,000	211,062
SPX Corp.
Senior Notes
7.63% due 12/15/14	125,000	120,625
		374,037
Electric-Generation — 1.0%
Edison Mission Energy
Senior Notes
7.63% due 05/15/27	180,000	115,200
Homer City Funding LLC
Senior Notes
8.14% due 10/01/19	95,000	85,500
Midwest Generation LLC
Pass Thru Certs., Series B
8.56% due 01/02/16	104,350	102,263
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs., Series B
9.24% due 07/02/17	185,675	176,391
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs., Series C
9.68% due 07/02/26	175,000	165,375
Sithe/Independence Funding Corp.
Senior Notes
9.00% due 12/30/13	189,575	185,287
The AES Corp.
Senior Notes
8.00% due 10/15/17	265,000	246,450
The AES Corp.
Senior Notes
8.00% due 06/01/20	125,000	112,188
The AES Corp.
Senior Sec. Notes
8.75% due 05/15/13*	122,000	123,830
		1,312,484
Electric-Integrated — 0.9%
CMS Energy Corp.
Senior Notes
8.75% due 06/15/19	25,000	25,293
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	250,000	249,375
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	275,000	217,250
Mirant Mid-Atlantic LLC
Pass Through Certs., Series B
9.13% due 06/30/17	94,820	92,450
Texas Competitive Electric Holdings Co., LLC
Company Guar. Notes, Series A
10.25% due 11/01/15	650,000	404,625
Texas Competitive Electric Holdings Co., LLC
Company Guar. Notes
10.50% due 11/01/16(7)	306,312	139,372
		1,128,365

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp.
Company Guar. Notes
6.75% due 03/01/13	75,000	58,125
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	120,000	110,100
Spansion LLC†
Senior Sec. Notes
3.79% due 06/01/13*†(1)(8)(9)	875,000	568,750
Spansion LLC†
Senior Notes
11.25% due 01/15/16*†(8)(9)	30,000	7,537
		686,387
Electronics-Military — 0.3%
L-3 Communications Corp.
Company Guar. Notes
6.13% due 07/15/13	325,000	306,312
L-3 Communications Corp.
Company Guar. Notes
7.63% due 06/15/12	50,000	50,125
		356,437
Finance-Auto Loans — 0.9%
Ford Motor Credit Co. LLC
Senior Notes
7.38% due 02/01/11	1,025,000	927,907
Ford Motor Credit Co. LLC
Notes
7.88% due 06/15/10	65,000	61,741
Ford Motor Credit Co., LLC
Senior Notes
9.75% due 09/15/10	150,000	143,685
		1,133,333
Food-Meat Products — 0.1%
Smithfield Foods, Inc.
Senior Sec. Notes
10.00% due 07/15/14*	120,000	118,500
Tyson Foods, Inc.
Senior Notes
10.50% due 03/01/14*	50,000	54,250
		172,750
Food-Retail — 0.2%
Ingles Markets, Inc.
Senior Notes
8.88% due 05/15/17*	150,000	147,750
SUPERVALU, Inc.
Senior Notes
8.00% due 05/01/16	75,000	73,125
		220,875
Funeral Services & Related Items — 0.2%
Carriage Services, Inc.
Senior Notes
7.88% due 01/15/15	275,000	206,938
Gambling (Non-Hotel) — 0.2%
Downstream Development Authority
Senior Sec. Notes
12.00% due 10/15/15*	430,000	232,200
Greektown Holdings LLC
Senior Notes
10.75% due 12/01/13*†(8)(9)	265,000	16,563
Waterford Gaming LLC
Senior Notes
8.63% due 09/15/14*	114,000	68,400
		317,163
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.
Senior Notes
9.13% due 08/01/11(1)	100,000	40,000
Home Furnishings — 0.0%
Simmons Co.
Senior Disc. Notes
10.00% due 12/15/14(10)	24,000	3,360
Hotels/Motels — 0.3%
Gaylord Entertainment Co.
Company Guar. Notes
6.75% due 11/15/14	345,000	257,887
Gaylord Entertainment Co.
Company Guar. Notes
8.00% due 11/15/13	150,000	127,875
		385,762
Human Resources — 0.2%
Team Health, Inc.
Company Guar. Notes
11.25% due 12/01/13	290,000	296,525
Independent Power Producers — 0.5%
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	413,000	390,801
Orion Power Holdings, Inc.
Senior Notes
12.00% due 05/01/10	150,000	155,250
RRI Energy, Inc.
Senior Notes
7.88% due 12/31/17	180,000	161,100
		707,151
Insurance Brokers — 0.2%
USI Holdings Corp.
Senior Sub. Notes
9.75% due 05/15/15*	480,000	321,600
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc.
Notes
6.70% due 06/15/17	100,000	87,328
Medical Information Systems — 0.1%
Spheris, Inc.
Senior Sub. Notes
11.00% due 12/15/12	380,000	153,900

Medical Products — 0.5%
Biomet, Inc.
Company Guar. Notes
10.00% due 10/15/17	185,000	188,238
Biomet, Inc.
Company Guar. Notes
10.38% due 10/15/17(15)	335,000	324,112
DJO Finance LLC/DJO Finance Corp.
Company Guar. Notes
10.88% due 11/15/14	100,000	87,500
		599,850
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
Senior Sub. Notes
8.00% due 09/15/16*	75,000	74,250
Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc.
Senior Notes
9.25% due 03/01/15	250,000	251,250
Valeant Pharmaceuticals International
Senior Notes
8.38% due 06/15/16*	275,000	272,937
		524,187
Medical-HMO — 0.5%
CIGNA Corp.
Senior Notes
8.50% due 05/01/19	200,000	202,773
Multiplan, Inc.
Senior Sub. Notes
10.38% due 04/15/16*	510,000	490,875
		693,648
Medical-Hospitals — 1.4%
Community Health Systems, Inc.
Company Guar. Notes
8.88% due 07/15/15	365,000	357,700
HCA, Inc.
Senior Notes
6.25% due 02/15/13	270,000	236,250
HCA, Inc.
Senior Notes
7.88% due 02/01/11*	225,000	221,344
HCA, Inc.
Senior Notes
8.50% due 04/15/19	225,000	220,500
HCA, Inc.
Senior Notes
8.75% due 09/01/10	130,000	130,325
HCA, Inc.
Senior Sec. Notes
9.25% due 11/15/16	455,000	448,175
IASIS Healthcare LLC/IASIS Capital Corp.
Company Guar. Notes
8.75% due 06/15/14	215,000	210,700
		1,824,994
Metal-Aluminum — 0.1%
Noranda Aluminum Acquisition Corp.
Company Guar. Notes
5.41% due 11/15/14(7)	321,384	177,163
Noranda Aluminum Holding Corp.
Senior Notes
7.16% due 11/15/14(7)	99,320	36,873
		214,036
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	235,000	236,763
Music — 0.2%
WMG Acquisition Corp.
Senior Notes
9.50% due 06/15/16*	300,000	298,500
Non-Hazardous Waste Disposal — 0.1%
Waste Services, Inc.
Senior Sub. Notes
9.50% due 04/15/14	95,000	89,538
Oil Companies-Exploration & Production — 3.3%
Atlas Energy Resources LLC
Senior Notes
10.75% due 02/01/18*	265,000	248,437
Belden & Blake Corp.
Company Guar. Sec. Notes
8.75% due 07/15/12	25,000	20,250
Bill Barrett Corp.
Company Guar. Notes
9.88% due 07/15/16	50,000	47,586
Brigham Exploration Co.
Company Guar. Notes
9.63% due 05/01/14	345,000	236,325
Chaparral Energy, Inc.
Company Guar. Notes
8.50% due 12/01/15	305,000	189,100
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	380,000	333,450
Chesapeake Energy Corp.
Senior Notes
7.25% due 12/15/18	475,000	413,250
Chesapeake Energy Corp.
Senior Notes
9.50% due 02/15/15	125,000	125,938
Encore Acquisition Co.
Senior Sub. Notes
6.00% due 07/15/15	295,000	243,375
Encore Acquisition Co.
Senior Sub. Notes
6.25% due 04/15/14	55,000	47,300
Energy Partners, Ltd.
Senior Notes
9.75% due 04/15/14†(8)(9)	190,000	101,650

Exco Resources, Inc.
Company Guar. Notes
7.25% due 01/15/11	240,000	232,800
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	285,000	240,825
Hilcorp Energy I LP
Senior Notes
9.00% due 06/01/16*	75,000	65,250
Pemex Project Funding Master Trust
Company Guar.
6.63% due 06/15/35	753,000	681,037
Plains Exploration & Production Co.
Company Guar. Notes
10.00% due 03/01/16	150,000	154,125
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	75,000	58,500
Quicksilver Resources, Inc.
Senior Notes
8.25% due 08/01/15	285,000	253,650
Quicksilver Resources, Inc.
Senior Notes
11.75% due 01/01/16	25,000	25,875
Sabine Pass LNG LP
Company Guar. Senior Notes
7.25% due 11/30/13	105,000	88,988
Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	605,000	488,537
		4,296,248
Oil Refining & Marketing — 0.1%
Western Refining, Inc.
Senior Sec. Notes
11.25% due 06/15/17*	100,000	88,750
Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc.
Senior Notes
9.50% due 01/15/16*	225,000	205,313
Paper & Related Products — 0.8%
Caraustar Industries, Inc.
Notes
7.38% due 06/01/09†(8)(9)	180,000	99,000
Cellu Tissue Holdings, Inc.
Sec. Notes
11.50% due 06/01/14*	75,000	73,688
Georgia-Pacific LLC
Company Guar. Notes
7.00% due 01/15/15*	70,000	65,450
Georgia-Pacific LLC
Company Guar. Notes
7.13% due 01/15/17*	130,000	120,900
Georgia-Pacific LLC
Senior Notes
7.75% due 11/15/29	60,000	46,950
Georgia-Pacific LLC
Company Guar. Notes
8.25% due 05/01/16*	165,000	160,050
International Paper Co.
Senior Notes
7.95% due 06/15/18	65,000	62,708
International Paper Co.
Senior Notes
9.38% due 05/15/19	385,000	392,453
		1,021,199
Physicians Practice Management — 0.4%
US Oncology, Inc.
Senior Sec. Notes
9.13% due 08/15/17*	150,000	148,875
US Oncology, Inc.
Company Guar. Notes
10.75% due 08/15/14	425,000	420,750
		569,625
Pipelines — 1.7%
Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes
8.13% due 03/01/16	575,000	540,500
Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/18	25,000	22,562
Dynegy-Roseton Danskammer
Pass Through Certs., Series B
7.67% due 11/08/16	600,000	526,500
El Paso Corp.
Senior Sub. Notes
6.88% due 06/15/14	200,000	186,649
El Paso Corp.
Senior Notes
12.00% due 12/12/13	50,000	54,250
Energy Transfer Partners LP
Senior Notes
9.00% due 04/15/19	75,000	85,646
Kinder Morgan, Inc.
Senior Notes
6.50% due 09/01/12	90,000	87,975
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
Senior Notes
6.88% due 11/01/14	160,000	133,600
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
Company Guar. Notes
8.50% due 07/15/16	60,000	51,600
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
Senior Notes
8.75% due 04/15/18	125,000	108,125
NGC Corp. Capital Trust
Company Guar. Bonds
8.32% due 06/01/27	295,000	135,700
Regency Energy Partners
Company Guar. Notes
8.38% due 12/15/13	75,000	72,375

Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	150,000	147,750
		2,153,232
Printing-Commercial — 0.1%
Valassis Communications, Inc.
Senior Notes
8.25% due 03/01/15	165,000	119,006
Private Corrections — 0.1%
Corrections Corp. of America
Company Guar. Notes
7.75% due 06/01/17	125,000	123,125
Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co.
Senior Notes
11.50% due 05/01/16*	175,000	170,187
The Reader’s Digest Association, Inc.
Company Guar. Notes
9.00% due 02/15/17(18)(19)	535,000	22,738
		192,925
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc.
Senior Notes
7.00% due 04/01/14	335,000	305,688
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc.
Senior Sub. Notes
11.63% due 06/15/17*	75,000	73,125
Recycling — 0.0%
Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14†(8)(9)	830,000	9,338
Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc.
Notes
9.50% due 12/01/14	155,000	124,388
RSC Equipment Rental, Inc.
Senior Sec. Notes
10.00% due 07/15/17*	150,000	150,000
		274,388
Research & Development — 0.1%
Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	425,000	167,875
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc.
Senior Notes
5.25% due 11/01/14	150,000	127,523
Limited Brands, Inc.
Senior Notes
6.95% due 03/01/33	205,000	135,356
Limited Brands, Inc.
Senior Notes
8.50% due 06/15/19*	75,000	71,857
		334,736
Retail-Drug Store — 0.1%
Rite Aid Corp.
Company Guar. Notes
9.50% due 06/15/17	135,000	87,750
Rite Aid Corp.
Senior Sec. Notes
9.75% due 06/12/16*	50,000	50,000
		137,750
Retail-Major Department Stores — 0.1%
Saks, Inc.
Company Guar. Notes
9.88% due 10/01/11	75,000	73,125
Retail-Petroleum Products — 0.3%
Ferrellgas LP
Senior Notes
6.75% due 05/01/14	125,000	108,125
Ferrellgas Partners LP
Senior Notes
6.75% due 05/01/14*	90,000	77,850
Inergy LP/Inergy Finance Corp.
Company Guar. Notes
8.25% due 03/01/16	175,000	166,687
		352,662
Retail-Regional Department Stores — 0.3%
Federated Retail Holdings, Inc.
Company Guar. Notes
5.90% due 12/01/16	160,000	130,350
JC Penney Corp., Inc.
Senior Notes
7.40% due 04/01/37	105,000	82,867
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.38% due 03/15/37	100,000	67,984
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.65% due 07/15/24	75,000	49,670
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.90% due 04/01/29	90,000	63,161
		394,032
Retail-Restaurants — 0.3%
Brinker International, Inc.
Senior Notes
5.75% due 06/01/14	85,000	76,532
NPC International, Inc.
Company Guar. Notes
9.50% due 05/01/14	245,000	222,950
Wendy’s/Arby’s Restaurants LLC
Senior Notes
10.00% due 07/15/16*	50,000	47,812
		347,294

Rubber-Tires — 0.3%
Cooper-Standard Automotive, Inc.
Company Guar. Notes
8.38% due 12/15/14(18)(19)	280,000	16,800
The Goodyear Tire & Rubber Co.
Senior Notes
9.00% due 07/01/15	150,000	148,500
The Goodyear Tire & Rubber Co.
Senior Notes
10.50% due 05/15/16	250,000	252,500
		417,800
Seismic Data Collection — 0.1%
Seitel, Inc.
Senior Notes
9.75% due 02/15/14	245,000	159,250
Special Purpose Entities — 0.8%
AAC Group Holding Corp.
Senior Notes
10.25% due 10/01/12*†(8)(9)(10)	35,000	25,287
Buffalo Thunder Development Authority
Senior Notes
9.38% due 12/15/14*†(8)(9)	750,000	105,000
CCM Merger, Inc.
Notes
8.00% due 08/01/13*	150,000	103,500
Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	445,000	298,150
FireKeepers Development Authority
Senior Notes
13.88% due 05/15/15*	200,000	184,500
Fox Acquisition Sub LLC
Senior Notes
13.38% due 07/15/16*	250,000	113,125
Local TV Finance LLC
Senior Notes
9.25% due 06/15/15*(15)	141,750	24,098
Southern Star Central Corp.
Senior Notes
6.75% due 03/01/16	150,000	133,687
		987,347
Steel-Producers — 0.5%
AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	100,000	97,000
Ryerson, Inc.
Company Guar. Notes
8.40% due 11/01/14(1)	215,000	156,412
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15	285,000	232,275
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	180,000	160,200
		645,887
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.
Senior Notes
9.38% due 06/01/19	100,000	105,971
Storage/Warehousing — 0.2%
Mobile Mini, Inc.
Notes
6.88% due 05/01/15	155,000	129,038
Mobile Mini, Inc.
Company Guar. Notes
9.75% due 08/01/14	190,000	181,925
		310,963
Telecom Services — 1.1%
Fairpoint Communications, Inc.
Senior Notes
13.13% due 04/01/18	245,000	47,775
PAETEC Holding Corp.
Senior Sec. Notes
8.88% due 06/30/17*	200,000	188,000
PAETEC Holding Corp.
Company Guar. Notes
9.50% due 07/15/15	450,000	390,375
Qwest Corp.
Senior Notes
7.88% due 09/01/11	225,000	225,000
Qwest Corp.
Senior Notes
8.38% due 05/01/16*	175,000	168,875
Qwest Corp.
Senior Notes
8.88% due 03/15/12	300,000	302,250
Time Warner Telecom Holdings, Inc.
Company Guar. Notes
9.25% due 02/15/14	82,000	81,385
		1,403,660
Telephone-Integrated — 1.7%
Citizens Communications Co.
Senior Notes
7.13% due 03/15/19	150,000	127,875
Citizens Communications Co.
Senior Notes
9.00% due 08/15/31	210,000	173,250
Level 3 Financing, Inc.
Company Guar. Notes
8.75% due 02/15/17	225,000	171,000
Level 3 Financing, Inc.
Senior Notes
12.25% due 03/15/13	330,000	313,500
Qwest Capital Funding, Inc.
Notes
7.25% due 02/15/11	175,000	169,750

Qwest Communications International, Inc.
Company Guar. Notes, Series B
7.50% due 02/15/14	25,000	22,812
Qwest Communications International, Inc.
Company Guar. Notes
7.50% due 02/15/14	50,000	45,625
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	1,030,000	829,150
Valor Telecommunications Enterprises LLC
Company Guar. Notes
7.75% due 02/15/15	330,000	323,400
		2,176,362
Television — 0.3%
Allbritton Communications Co.
Senior Sub. Notes
7.75% due 12/15/12	215,000	166,088
Bonten Media Acquisition Co.
Company Guar. Notes
9.00% due 06/01/15*(15)	31,462	6,292
LIN Television Corp.
Senior Sub. Notes
6.50% due 05/15/13	225,000	162,000
Paxson Communications Corp.
Senior Sec. Notes
7.38% due 01/15/13*†(1)(8)(9)(15)	660,543	6,605
Young Broadcasting, Inc.
Senior Sub. Notes
8.75% due 01/15/14†(8)(9)	120,000	300
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11†(8)(9)	220,000	550
		341,835
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.
Senior Notes
7.20% due 04/15/12	55,000	54,000
Theaters — 0.3%
AMC Entertainment, Inc.
Senior Sub. Notes
8.00% due 03/01/14	155,000	132,138
AMC Entertainment, Inc.
Senior Notes
8.75% due 06/01/19*	150,000	141,750
AMC Entertainment, Inc.
Senior Sub Notes
11.00% due 02/01/16	70,000	67,725
		341,613
Transactional Software — 0.2%
Open Solutions, Inc.
Company Guar. Notes
9.75% due 02/01/15*	520,000	213,200
Transport-Air Freight — 0.5%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	382,043	267,430
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	41,815	25,926
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	309,609	222,919
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/20*	140,232	100,967
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class B
9.06% due 07/02/17	74,876	60,649
		677,891
Transport-Services — 0.2%
Bristow Group, Inc.
Senior Notes
7.50% due 09/15/17	165,000	149,738
PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	120,000	106,800
		256,538
Wireless Equipment — 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Notes
7.75% due 05/01/17*	250,000	243,750
Total Corporate Bonds & Notes
(cost $52,369,488)		45,976,116
FOREIGN CORPORATE BONDS & NOTES — 7.5%
Banks-Commercial — 1.0%
Banco Mercantil del Norte SA
Sub. Bonds
6.14% due 10/13/16*(1)	50,000	43,662
ICICI Bank, Ltd.
Sub. Notes
6.38% due 04/30/22(3)	100,000	77,000
Russian Agricultural Bank
Loan Participation Notes
7.13% due 01/14/14*	580,000	545,200
Russian Agricultural Bank
Loan Participation Notes
7.13% due 01/14/14	300,000	283,134
Russian Agricultural Bank
Loan Participation Notes Notes
9.00% due 06/11/14*	250,000	253,291

Russian Agricultural Bank
Loan Participation Notes
6.30% due 05/15/17*	206,000	177,160
		1,379,447
Building-Heavy Construction — 0.1%
Odebrecht Finance, Ltd.
Company Guar. Notes
7.50% due 10/18/17	100,000	99,250
Cellular Telecom — 0.4%
True Move Co., Ltd.
Company Guar. Notes
10.38% due 08/01/14*	100,000	76,000
True Move Co., Ltd.
Company Guar. Notes
10.75% due 12/16/13*	200,000	153,000
True Move Co., Ltd.
Company Guar. Notes
10.75% due 12/16/13	100,000	73,000
UBS Luxembourg S.A.
Sec. Notes
8.25% due 05/23/16	100,000	83,750
VIP Finance Ireland, Ltd. for
OJSC Vimpel Communications
Notes
8.38% due 04/30/13	200,000	185,000
		570,750
Diversified Financial Services — 0.5%
CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	380,000	220,130
TNK-BP Finance SA
Bonds
7.50% due 07/18/16*	210,000	179,025
TNK-BP Finance SA
Company Guar. Notes
7.50% due 07/18/16	210,000	182,700
TNK-BP Finance SA
Company Guar. Notes
7.88% due 03/13/18	100,000	84,000
		665,855
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*	130,000	122,363
Diversified Minerals — 1.0%
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
9.00% due 05/01/19	100,000	111,150
Teck Resources, Ltd.
Senior Sec. Notes
10.25% due 05/15/16*	200,000	209,500
Teck Resources, Ltd.
Senior Sec. Notes
10.75% due 05/15/19*	155,000	166,625
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36	893,000	847,908
		1,335,183
Electric-Transmission — 0.1%
EEB International, Ltd.
Company Guar. Notes
8.75% due 10/31/14*	100,000	103,250
Finance-Other Services — 0.2%
Lukoil International Finance BV
Company Guar. Notes
6.36% due 06/07/17	300,000	267,000
Food-Meat Products — 0.1%
JBS SA
Company Guar. Notes
9.38% due 02/07/11	129,000	124,485
JBS SA
Senior Notes
10.50% due 08/04/16*	75,000	63,525
		188,010
Medical Products — 0.3%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
4.42% due 12/01/13(1)	335,000	252,925
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	230,000	138,000
		390,925
Metal-Diversified — 0.2%
Vedanta Resources PLC
Senior Notes
8.75% due 01/15/14*	120,000	109,200
Vedanta Resources PLC
Senior Notes
8.75% due 01/15/14	100,000	91,000
		200,200
Multimedia — 0.1%
Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16†(8)(9)	75,000	67,969
Oil Companies-Exploration & Production — 1.1%
Morgan Stanley Bank AG for OAO Gazprom
Loan Participation Notes
9.63% due 03/01/13	600,000	615,000
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13	15,000	8,325
Gaz Capital SA
Notes
6.21% due 11/22/16	100,000	85,000
KazMunaiGaz Finance Sub BV
Company Guar. Notes
8.38% due 07/02/13*	120,000	110,700
KazMunaiGaz Finance Sub BV
Company Guar. Notes
8.38% due 07/02/13	200,000	184,196

OPTI Canada, Inc.
Senior Sec. Notes
7.88% due 12/15/14	645,000		417,637
OPTI Canada, Inc.
Senior Notes
8.25% due 12/15/14	100,000		66,000
			1,486,858
Oil Companies-Integrated — 0.3%
Petroleos Mexicanos
Notes
8.00% due 05/03/19*	320,000		341,641
Oil-Field Services — 0.2%
North American Energy Partners, Inc.
Senior Notes
8.75% due 12/01/11	300,000		261,000
Pipelines — 0.2%
Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.35% due 01/05/11	225,000		220,500
Printing-Commercial — 0.0%
Quebecor World Capital Corp.
Company Guar. Notes
8.75% due 03/15/16†(9)	375,000		33,750
Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Notes
9.50% due 02/01/15(10)	250,000		223,750
Intelsat Subsidiary Holding Co., Ltd.
Company Guar. Notes
8.50% due 01/15/13	305,000		292,800
Intelsat Subsidiary Holding Co., Ltd.
Senior Notes
8.88% due 01/15/15*	200,000		192,000
Intelsat Subsidiary Holding Co., Ltd.
Company Guar. Notes
8.88% due 01/15/15	260,000		250,900
			959,450
Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II SCA
Sub. Notes
6.88% due 01/15/15*(1)	275,000		70,125
Steel-Producers — 0.1%
Evraz Group SA
Notes
8.88% due 04/24/13*	200,000		163,500
Steel-Specialty — 0.1%
GTL Trade Finance, Inc.
Company Guar.
7.25% due 10/20/17*	200,000		189,000
Telecom Services — 0.4%
Axtel SA
Senior Notes
7.63% due 02/01/17*	50,000		40,000
Axtel SA
Company Guar. Senior Notes
11.00% due 12/15/13	40,000		39,200
Global Crossing UK Finance PLC
Company Guar. Notes
10.75% due 12/15/14	263,000		209,743
Globo Comunicacoes E Participacoes SA
Bonds
7.25% due 04/26/22*	100,000		97,500
Wind Acquisition Finance SA
Company Guar. Bonds
10.75% due 12/01/15*	110,000		110,000
			496,443
Telephone-Integrated — 0.1%
Axtel SAB de CV
Company Guar. Notes
7.63% due 02/01/17	120,000		96,000
Transport-Rail — 0.0%
TFM SA de CV
Senior Notes
9.38% due 05/01/12	30,000		28,500
Transport-Services — 0.1%
TGI International, Ltd.
Company Guar. Notes
9.50% due 10/03/17	100,000		100,500
Total Foreign Corporate Bonds & Notes
(cost $10,285,678)			9,837,469
FOREIGN GOVERNMENT AGENCIES — 4.2%
Sovereign — 4.2%
Brazil Nota do Tesouro Nacional
Notes
10.00% due 01/01/12	BRL	1,320,000	656,790
Federal Republic of Brazil
Notes
8.00% due 01/15/18	210,000		235,200
Federal Republic of Brazil
Notes
11.00% due 08/17/40	150,000		195,150
Gabonese Republic
Senior Notes
8.20% due 12/12/17*	32,000		28,160
Republic of Argentina
Notes
2.50% due 12/31/38(10)	40,000		10,740
Republic of Argentina
Bonds
7.00% due 09/12/13	116,000		67,860

Republic of Colombia
Notes
7.38% due 01/27/17	100,000	107,650
Republic of Colombia
Notes
7.38% due 03/18/19	210,000	224,175
Republic of Colombia
Bonds
7.38% due 09/18/37	140,000	142,800
Republic of indonesia
Bonds
10.25% due 07/15/22	IDR	405,000,000	35,754
Republic of Indonesia
Bonds
11.00% due 09/15/25	IDR	666,000,000	59,786
Republic of Panama
Bonds
6.70% due 01/26/36	228,000	221,160
Republic of Panama
Notes
7.25% due 03/15/15	88,000	95,920
Republic of Panama
Bonds
9.38% due 04/01/29	75,000	94,125
Republic of Peru
Bonds
6.55% due 03/14/37	30,000	29,100
Republic of Peru
Notes
7.35% due 07/21/25	48,000	51,360
Republic of Peru
Bonds
8.38% due 05/03/16	50,000	57,625
Republic of Turkey
Notes
6.75% due 04/03/18	550,000	544,846
Republic of Turkey
Notes
6.88% due 03/17/36	911,000	833,565
Republic of Venezuela
Bonds
5.75% due 02/26/16	1,040,000	595,400
Republic of Venezuela
Notes
8.50% due 10/08/14	193,000	137,030
Republic of Venezuela
Bonds
9.38% due 01/13/34	228,000	142,500
Russian Federation
Senior Bonds
7.50% due 03/31/30(10)	594,240	585,029
United Mexican States
Notes
5.63% due 01/15/17	130,000	131,430
United Mexican States
Notes
6.75% due 09/27/34	255,000	257,168
Total Foreign Government Agencies
(cost $5,469,499)	5,540,323
LOANS — 0.5%
Diversified Financial Services — 0.5%
Wind Acquisition Holdings Finance S.A.
8.36% due 12/21/11*(4)(5)(11)(12)
(cost $596,873)	594,641	599,100
U.S. GOVERNMENT AGENCIES — 49.2%
Federal Home Loan Mtg. Corp. — 13.3%
4.50% due 11/01/19	252,514	259,606
5.00% due 06/01/19	52,150	54,412
5.00% due 09/01/19	119,173	124,342
5.00% due 08/01/20	528,273	550,361
5.00% due 07/01/35	230,114	234,958
5.00% due 06/01/38	2,777,313	2,828,689
5.50% due 07/01/35	192,731	199,626
5.50% due 09/01/35	386,844	400,682
5.50% due 11/01/37	1,403,660	1,451,020
5.50% due 07/01/38	1,867,904	1,930,822
5.50% due 12/01/99	1,000,000	1,032,188
6.00% due 09/01/22	106,887	113,171
6.00% due 01/01/34	194,136	203,907
6.00% due 08/01/35	359,585	376,335
6.00% due 01/01/38	1,359,397	1,421,446
6.00% due July TBA	3,189,000	3,327,524
6.50% due July TBA	2,550,000	2,709,375
Federal Home Loan Mtg. Corp. REMIC
Series 2942, Class TF
0.67% due 03/15/35(1)(13)	130,402	129,412
17,347,876
Federal National Mtg. Assoc. — 35.0%
3.30% due 03/01/35(1)	2,709,222	2,744,420
4.73% due 10/01/34(1)	498,334	514,857
4.88% due 09/01/34(1)	469,067	478,713
4.50% due 06/01/19	537,530	556,825
4.50% due 03/01/23	458,525	468,582
4.50% due 04/01/38	2,432,953	2,431,271
4.50% due 04/01/39	2,485,144	2,482,878
4.63% due 12/01/34(1)	63,356	64,256
4.66% due 02/01/34(1)	26,192	27,029
4.69% due 08/01/35(1)	3,837,825	3,964,144
5.00% due 01/01/20	44,148	46,091

5.00% due 04/01/20	24,431	25,453
5.00% due 05/01/23	487,042	504,715
5.00% due 06/01/34	573,143	585,927
5.00% due 04/01/35	531,800	543,329
5.00% due 08/01/35	230,285	235,277
5.00% due 09/01/35	866,095	884,872
5.00% due 05/01/37	488,331	498,002
5.00% due 03/01/38	491,780	501,492
5.00% due 04/01/38	1,322,431	1,348,622
5.00% due 05/01/38	2,984,264	3,043,199
5.00% due 07/01/38	929,565	947,923
5.00% due July TBA	1,750,000	1,781,719
5.04% due 09/01/35(1)	2,441,411	2,556,998
5.50% due 09/01/19	41,983	44,342
5.50% due 10/01/22	252,657	264,761
5.50% due 02/01/35	441,556	457,490
5.50% due 03/01/35	439,649	455,513
5.50% due 06/01/35	88,623	91,821
5.50% due 07/01/35	234,908	243,384
5.50% due 08/01/35	376,335	390,268
5.50% due 09/01/35	198,440	205,600
5.50% due 11/01/35	1,404,792	1,455,482
5.50% due 02/01/36	375,895	388,812
5.50% due 03/01/36	190,227	197,091
5.50% due 03/01/37	928,761	960,097
5.50% due 08/01/37	388,599	401,710
5.50% due 06/01/38	2,086,580	2,156,865
6.00% due 09/01/32	57,611	60,925
6.00% due 10/01/34	262,066	275,583
6.00% due 08/01/35	339,270	358,535
6.00% due 11/01/35	141,877	148,841
6.00% due 01/01/36	302,496	317,343
6.00% due 03/01/36	218,962	229,367
6.00% due 05/01/36	230,382	241,330
6.00% due 09/01/38	209,882	219,614
6.00% due July TBA	2,500,000	2,612,500
6.50% due 10/20/34	66,039	70,144
6.50% due July TBA	3,375,000	3,594,375
7.50% due 02/01/30	110,188	120,099
Federal National Mtg. Assoc. REMIC
Series 2005-58, Class FC
0.56% due 07/25/35(1)(13)	530,306	519,807
Series 2007-1, Class NF
0.56% due 02/25/37(1)(13)	575,565	559,522
Series 2005-122, Class FN
0.66% due 01/25/36(1)(13)	1,392,132	1,356,477
		45,634,292
Government National Mtg. Assoc. — 0.9%
6.00% due 02/20/35	81,113	84,441
6.00% due July TBA	1,000,000	1,041,562
		1,126,003
Total U.S. Government Agencies
(cost $62,673,545)		64,108,171
COMMON STOCK — 0.2%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†(4)	232	260
Energy-Alternate Sources — 0.0%
Verasun Energy Corp.(4)	275,000	0
Food-Misc. — 0.0%
Wornick Co.†(4)(5)(6)	765	38,250
Independent Power Producers — 0.0%
Mirant Corp.†	217	3,415
Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†	20,525	265,183
Oil-Field Services — 0.0%
Trico Marine Services, Inc.†	4,458	15,291
Total Common Stock
(cost $842,977)		322,399
WARRANTS — 0.0%†
Masonite Worldwide Holdings
Expires 05/20/14 (strike price $55)(4)	1,125	0
Masonite Worldwide Holdings
Expires 05/20/16 (strike price $55)(4)	843	0
Total Warrants
(cost $0)		0
Total Long-Term Investment Securities
(cost $145,660,480)		135,517,293
SHORT-TERM INVESTMENT SECURITIES — 7.4%
Time Deposit — 7.3%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 07/01/09	$9,533,000	9,533,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.01% due 08/27/09	90,000	89,980
Total Short-Term Investment Securities
(cost $9,622,977)		9,622,980
TOTAL INVESTMENTS
(cost $155,283,457)(14)	111.3%	145,140,273
Liabilities in excess of other assets	(11.3)	(14,776,283)
NET ASSETS	100.0%	$130,363,990

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $16,356,891 representing 12.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.
(4)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $898,200 represting 0.7% of net assets.

(6)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Strategic Fixed Income Portfolio held the following restricted securities

		Shares/			Value	% of
	Acquisition	Principal	Acquisition	Market	Per	Net
Name	Date	Amount	Cost	Value	Share	Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$25,000	$25,000
	02/15/2008	1,000	1,000
	09/11/2008	1,000	1,000
	02/26/2009	1,000	1,000
		28,000	28,000	$8,400	$3.33	0.01%
Wind Acquisition
Holdings Finance S.A.
8.36% due 12/21/11	06/21/2007	103,187	104,461
	10/31/2007	3,325	3,325
	11/01/2007	200,000	201,908
	11/09/2007	200,000	200,464
	01/31/2008	16,127	16,127
	04/18/2008	14,798	14,798
	07/18/2008	13,563	13,563
	10/18/2008	14,438	14,438
	01/18/2009	16,982	16,982
	04/18/2009	12,220	12,220
		594,641	598,286	599,100	100.75	0.46
Wornick Co.	08/08/2008	765	98,621	38,250	50.00	0.03
				$645,750		0.50%

(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Bond in default
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	Collateralized Mortgage Obligation
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Income may be received in cash or additional shares at the discretion of the issuer.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.
(18)	Subsequent to June 30, 2009, the company has filed Chapter 11 bankruptcy protection.
(19)	Bond is in default of interest subsequent to June 30, 2009.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
BRL	— Brazilian Real
IDR	— Indonesian Rupiah

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of June 30, 2009	Unrealized Appreciation (Depreciation)
13	Short	U. S. Treasury Long Bonds	September 2009	$1,498,802	$1,538,672	$(39,870)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$9,106,696	$—	$9,106,696
Convertible Bonds & Notes	—	18,619	8,400	27,019
U.S. Corporate Bonds & Notes	—	44,762,335	1,213,781	45,976,116
Foreign Corporate Bonds & Notes	—	9,837,469	—	9,837,469
Foreign Government Agencies	—	5,540,323	—	5,540,323
Loans	—	—	599,100	599,100
U.S. Government Agencies	—	64,108,171	—	64,108,171
Common Stock	283,889	—	38,510	322,399
Warrants	—	—	0	0
Short-Term Investment Securities:
Time Deposit	—	9,533,000	—	9,533,000
U.S. Treasuries	—	89,980	—	89,980
Other Financial Instruments†
Futures Depreciation	(39,870)	—	—	(39,870)

Total	$244,019	$142,996,593	$1,859,791	$145,100,403

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants

Balance as of 03/31/2009	$5,600	$1,043,168	$419,343	$38,250	$5,192	$0
Accrued discounts/premiums	—	4,008	(189)	—	—	—
Realized gain(loss)	—	339	—	(8)	(58,056)	—
Change in unrealized appreciation(depreciation)	2,800	(35,828)	167,726	(223,100)	52,864	—
Net purchases(sales)	—	106,365	12,220	223,368	—	—
Transfers in and/or out of Level 3	—	95,729	—	—	—	—
Balance as of 06/30/2009	$8,400	$1,213,781	$599,100	$38,510	$—	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.9%
Asset-Backed Commercial Paper — 50.1%
Atlantic Asset Securitization Corp. 0.28% due 07/08/09*	$3,000,000	$2,999,837
Barton Capital Corp. 0.27% due 08/05/09*	1,000,000	999,738
Barton Capital Corp. 0.43% due 07/24/09*	2,500,000	2,499,313
Barton Capital Corp. 0.48% due 07/06/09*	1,000,000	999,933
Bryant Park Funding LLC 0.28% due 07/06/09*	2,000,000	1,999,922
Edison Asset Securitization LLC 0.25% due 07/08/09*	2,000,000	1,999,903
Fairway Finance Corp. 0.40% due 07/01/09*	2,500,000	2,500,000
Fairway Finance Corp. 0.42% due 08/12/09*	2,000,000	1,999,020
Fairway Finance Corp. 0.44% due 08/10/09*	1,000,000	999,511
Fairway Finance Corp. 0.45% due 07/13/09*	3,000,000	2,999,550
Gemini Securitization Corp. LLC 0.35% due 09/08/09*	4,500,000	4,494,735
Gemini Securitization Corp. LLC 0.36% due 09/15/09*	2,500,000	2,496,650
Gemini Securitization Corp. LLC 0.37% due 09/17/09*	1,000,000	998,610
Gotham Funding Corp. 0.37% due 08/24/09*	1,500,000	1,499,168
Gotham Funding Corp. 0.37% due 09/10/09*	2,000,000	1,997,560
Gotham Funding Corp. 0.49% due 08/03/09*	5,000,000	4,997,754
Liberty Street Funding LLC 0.36% due 09/15/09*	5,500,000	5,492,630
Liberty Street Funding LLC 0.40% due 08/12/09*	500,000	499,767
Liberty Street Funding LLC 0.45% due 07/13/09*	2,000,000	1,999,700
LMA Americas LLC 0.32% due 07/13/09*	2,000,000	1,999,787
LMA Americas LLC 0.32% due 07/21/09*	6,000,000	5,998,933
Matchpoint Master Trust 0.34% due 07/10/09*	1,700,000	1,699,855
Old Line Funding LLC 0.27% due 07/16/09*	5,000,000	4,999,437
Sheffield Receivables Corp. 0.30% due 07/16/09*	2,000,000	1,999,750
Sheffield Receivables Corp. 0.30% due 08/14/09*	6,000,000	5,997,800
Starbird Funding Corp. 0.30% due 07/17/09*	6,000,000	5,999,200
Thames Asset Global Securitization Corp. 0.31% due 07/13/09*	8,000,000	7,999,173
Variable Funding Capital Co. LLC 0.44% due 07/01/09*	3,000,000	3,000,000
Total Asset-Backed Commercial Paper (cost $84,175,692)		84,167,236
Certificates of Deposit — 0.6%
Wachovia Corp. 0.95% due 08/20/09 (cost $1,001,000)	1,000,000	1,001,000
Commercial Paper — 27.4%
Abbot Laboratories 0.20% due 08/27/09*	1,700,000	1,699,462
Abbott Laboratories 0.21% due 09/22/09*	2,800,000	2,798,096
Citigroup Funding Inc. 0.45% due 07/07/09	5,000,000	4,999,625
General Electric Capital Corp. 0.28% due 07/24/09	8,000,000	7,998,569
HSBC USA, Inc. 0.25% due 07/22/09	4,000,000	3,999,417
JPMorgan Chase Funding, Inc. 0.45% due 10/16/09*	8,000,000	7,985,120
JPMorgan Chase Funding, Inc. 0.50% due 10/19/09*	1,000,000	998,030
Pfizer, Inc. 0.15% due 07/22/09*	1,000,000	999,912
Pfizer, Inc. 0.28% due 08/31/09*	4,000,000	3,998,000
United Parcel Service, Inc. 0.11% due 07/13/09*	4,500,000	4,499,835
Wachovia Bank NA 0.28% due 09/03/09	5,000,000	4,996,350
Wachovia Bank NA 0.51% due 11/27/09	1,000,000	997,080
Total Commercial Paper (cost $45,976,739)		45,969,496
Corporate Notes — 2.1%
Cheyne Finance LLC 4.83% due 10/25/09*(1)(2)(3)(4)(5)(6)	394,530	7,338
Cheyne Finance LLC 4.83% due 04/08/10*(1)(2)(3)(4)(5)(6)	592,099	11,013
Issuer Entity LLC 0.51% due 10/29/09(1)(2)(3)(7)	2,065,049	495,612
Wal-Mart Stores, Inc. Senior Notes 6.88% due 08/10/09	2,000,000	2,013,918
Wells Fargo & Co. Senior Notes 0.73% due 09/15/09(3)	1,000,000	1,000,660
Total Corporate Notes (cost $5,105,088)		3,528,541
Taxable Municipal Notes — 0.6%
Iowa Finance Authority Single Family Mtg. Revenue 0.45% due 07/02/09(3) (cost $1,000,000)	1,000,000	1,000,000

U.S. Government Agencies — 14.3%
Federal Home Loan Bank
Disc. Notes
0.04% due 07/01/09	18,100,000	18,100,000
0.51% due 01/12/10	1,000,000	998,210
0.57% due 07/20/09	1,000,000	999,699
Federal Home Loan Bank
2.56% due 08/04/09	1,000,000	1,008,560
Federal Home Loan Mtg. Corp. Disc. Notes 0.58% due 08/24/09	1,000,000	999,127
Federal National Mtg. Assoc. Disc. Notes 0.57% due 09/02/09	2,000,000	1,999,480
Total U.S. Government Agencies (cost $24,102,629)		24,105,076
U.S. Government Treasuries — 4.8%
United States Treasury Bills
0.01% due 10/08/09	1,000,000	999,490
0.29% due 12/17/09	1,000,000	998,450
0.31% due 07/23/09	2,000,000	1,999,621
0.37% due 10/01/09	1,000,000	999,510
United States Treasury Notes
3.25% due 12/31/09	2,000,000	2,028,600
4.88% due 08/15/09	1,000,000	1,005,632
Total U.S. Government Treasuries (cost $8,030,439)		8,031,303
Total Short-Term Investment Securities (cost $169,391,587)		167,802,652
TOTAL INVESTMENTS (cost $169,391,587)(8)	99.9%	167,802,652
Other assets less liabilities	0.1	155,635
NET ASSETS	100.0%	$167,958,287

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $107,164,042 representing 63.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $513,963 representing 0.3% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(4)	Security in default
(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2009, represents the Notes’ residual value that may be distributed to the Portfolio.

(7)

The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 29, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commerical Paper	$—	$84,167,236	$—	$84,167,236
Certificates of Deposit	—	1,001,000	—	1,001,000
Commerical Paper	—	45,969,496	—	45,969,496
Corporate Notes	—	3,014,578	513,963	3,528,541
Taxable Municipal Notes	—	1,000,000	—	1,000,000
U.S. Government Agencies	—	24,105,076		24,105,076
U.S. Government Treasuries	5,026,050	3,005,253	—	8,031,303

Total	$5,026,050	$162,262,639	$513,963	$167,802,652

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes

Balance as of 3/31/2009	$541,433
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	31,238
Net purchases(sales)	(58,708)
Transfers in and/or out of Level 3	—
Balance as of 06/30/2009	$513,963

Industry Allocation*
Asset Backed/Fully Supported	22.4%
U.S. Government Agencies	19.1
Banks-Domestic	14.9
Asset Backed/Diversified	14.9
Asset Backed/Auto	8.6
Pharmaceutical	5.7
Diversified	4.7
Asset Backed/Credit Card	3.0
Transport-Services	2.7
Retail-Discount	1.2
Asset Backed/Real Estate	1.2
Brokerage/Investment	0.6
Municipal	0.6
Other	0.3
99.9%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.6%
Agricultural Chemicals — 3.0%
Monsanto Co.	26,415	$1,963,691
Agricultural Operations — 2.4%
Bunge, Ltd.	25,855	1,557,764
Beverages-Non-alcoholic — 1.5%
Hansen Natural Corp.†	32,900	1,013,978
Chemicals-Diversified — 3.5%
The Dow Chemical Co.	143,741	2,319,980
Computers — 18.7%
Apple, Inc.†	56,733	8,080,481
Dell, Inc.†	74,600	1,024,258
Hewlett-Packard Co.	80,500	3,111,325
		12,216,064
Diversified Banking Institutions — 3.9%
JPMorgan Chase & Co.	34,529	1,177,784
The Goldman Sachs Group, Inc.	9,143	1,348,044
		2,525,828
Diversified Minerals — 3.7%
BHP Billiton PLC ADR	43,800	1,991,148
Vale SA ADR	24,860	438,282
		2,429,430
Electronic Components-Semiconductors — 2.5%
Macrovision Solutions Corp.	76,300	1,664,103
Engineering/R&D Services — 4.0%
ABB, Ltd. ADR	166,535	2,627,922
Finance-Other Services — 2.5%
CME Group, Inc.	5,215	1,622,439
Instruments-Scientific — 3.7%
Thermo Fisher Scientific, Inc.†	59,873	2,441,022
Internet Security — 2.9%
Symantec Corp.†	121,200	1,885,872
Investment Management/Advisor Services — 2.2%
Invesco, Ltd.	81,300	1,448,766
Medical-Biomedical/Gene — 8.3%
Celgene Corp.†	63,303	3,028,416
Gilead Sciences, Inc.†	51,110	2,393,992
		5,422,408
Networking Products — 0.1%
LogMeIn, Inc.†	4,300	68,800
Oil & Gas Drilling — 3.2%
Transocean, Ltd.†	28,276	2,100,624
Retail-Drug Store — 7.9%
CVS Caremark Corp.	161,450	5,145,411
Retail-Restaurants — 8.3%
Chipotle Mexican Grill, Inc., Class A†	37,245	2,979,600
McDonald’s Corp.	42,873	2,464,769
		5,444,369
Telecommunication Equipment — 1.6%
Harris Corp.	36,000	1,020,960
Web Portals/ISP — 9.5%
Google, Inc., Class A†	14,746	6,216,766
Wireless Equipment — 2.2%
QUALCOMM, Inc.	31,626	1,429,495
Total Long-Term Investment Securities (cost $58,095,006)		62,565,692
SHORT-TERM INVESTMENT SECURITY — 0.5%
U.S. Government Agency — 0.5%
Federal Home Loan Bank Disc. Notes 0.11% due 07/01/09 (cost $300,000)	$300,000	300,000
REPURCHASE AGREEMENTS — 4.1%
Agreement with state Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,089,000 and collateralized by $1,065,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 04/18/36 and having an approximate value of $1,115,055	1,089,000	1,089,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,603,000	1,603,000
Total Repurchase Agreements (cost $2,692,000)		2,692,000
TOTAL INVESTMENTS (cost $61,087,006)(2)	100.2%	65,557,692
Liabilities in excess of other assets	(0.2)	(98,993)
NET ASSETS	100.0%	$65,458,699

†		Non-income producing security
(1)		See Note 2 for details of Joint Repurchase Agreements.
(2)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$12,216,064	$—	$—	$12,216,064
Medical-Biomedical/Gene	5,422,408	—	—	5,422,408
Retail-Drug Store	5,145,411	—	—	5,145,411
Retail-Restaurants	5,444,369	—	—	5,444,369
Web Portals/ISP	6,216,766	—	—	6,216,766
Other Industries*	28,120,674	—	—	28,120,674
Short-Term Investment Securities:
U.S. Government Agency	—	300,000	—	300,000
Repurchase Agreements	—	2,692,000	—	2,692,000

Total	$62,565,692	$2,992,000	$—	$65,557,692

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.3%
Applications Software — 5.3%
Nuance Communications, Inc.†	33,000	$398,970
Salesforce.com, Inc.†	22,760	868,749
		1,267,719
Cellular Telecom — 2.6%
NII Holdings, Inc.†	32,200	614,054
Computer Services — 6.7%
Cognizant Technology Solutions Corp., Class A†	38,275	1,021,942
IHS, Inc., Class A†	12,000	598,440
		1,620,382
Computers — 9.1%
Apple, Inc.†	5,600	797,608
Hewlett-Packard Co.	18,400	711,160
Research In Motion, Ltd.†	9,500	674,975
		2,183,743
Computers-Integrated Systems — 6.7%
Riverbed Technology, Inc.†	69,850	1,619,821
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	11,800	987,188
Electronic Components-Semiconductors — 2.9%
Macrovision Solutions Corp.†	32,000	697,920
Electronic Forms — 3.0%
Adobe Systems, Inc.†	25,200	713,160
Electronic Measurement Instruments — 3.7%
Itron, Inc.†	16,150	889,381
Energy-Alternate Sources — 4.1%
First Solar, Inc.†	6,130	993,796
Enterprise Software/Service — 5.7%
Lawson Software, Inc.†	115,900	646,722
Oracle Corp.	33,900	726,138
		1,372,860
Entertainment Software — 2.8%
Activision Blizzard, Inc.†	53,200	671,916
Finance-Investment Banker/Broker — 2.4%
The Charles Schwab Corp.	32,400	568,296
Internet Infrastructure Software — 5.5%
AsiaInfo Holdings, Inc.†	77,200	1,328,612
Internet Security — 5.4%
McAfee, Inc.†	17,200	725,668
Symantec Corp.†	37,500	583,500
		1,309,168
Networking Products — 2.5%
Cisco Systems, Inc.†	32,400	603,936
Power Converter/Supply Equipment — 0.6%
Energy Conversion Devices, Inc.†	9,290	131,454
Telecom Services — 3.3%
China Telecom Corp., Ltd. ADR	15,830	787,701
Web Hosting/Design — 3.9%
Equinix, Inc.†	12,935	940,892
Web Portals/ISP — 6.1%
Google, Inc., Class A†	3,450	1,454,485
Wireless Equipment — 9.9%
QUALCOMM, Inc.	36,545	1,651,834
SBA Communications Corp., Class A†	30,000	736,200
		2,388,034
Total Long-Term Investment Securities (cost $20,944,002)		23,144,518
REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $162,000 and collateralized by $155,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00% due 11/17/17 and having an approximate value of $166,625	$162,000	162,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $552,000 and collateralized by $535,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25% due 08/01/12 and having an approximate value of $565,763	552,000	552,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	381,000	381,000
Total Repurchase Agreements (cost $1,095,000)		1,095,000
TOTAL INVESTMENTS
(cost $22,039,002)(2)	100.8%	24,239,518
Liabilities in excess of other assets	(0.8)	(198,852)
NET ASSETS	100.0%	$24,040,666

†		Non-income producing security
(1)		See Note 2 for details of Joint Repurchase Agreement.
(2)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Applications Software	$1,267,719	$—	$—	$1,267,719
Computer Services	1,620,382	—	—	1,620,382
Computers	2,183,743	—	—	2,183,743
Computers-Intergrated Services	1,619,821	—	—	1,619,821
Enterprise Software/Service	1,372,860	—	—	1,372,860
Internet Infrastructure Software	1,328,612	—	—	1,328,612
Internet Security	1,309,168	—	—	1,309,168
Web Portals/ISP	1,454,485	—	—	1,454,485
Wireless Equipment	2,388,034	—	—	2,388,034
Other Industries*	8,599,694	—	—	8,599,694
Repurchase Agreements	—	1,095,000	—	1,095,000
Total	$23,144,518	$1,095,000	$—	$24,239,518

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 88.4%
Aerospace/Defense — 3.4%
Boeing Co.	29,000	$1,232,500
Agricultural Chemicals — 3.1%
Monsanto Co.	14,994	1,114,654
Applications Software — 3.3%
Microsoft Corp.	50,000	1,188,500
Beverages-Non-alcoholic — 3.0%
PepsiCo, Inc.	20,000	1,099,200
Chemicals-Diversified — 3.6%
The Dow Chemical Co.	81,113	1,309,164
Computers — 8.6%
Apple, Inc.†	9,551	1,360,349
Dell, Inc.†	130,200	1,787,646
		3,147,995
Consulting Services — 3.8%
Huron Consulting Group, Inc.†	29,700	1,373,031
Diversified Banking Institutions — 6.9%
Bank of America Corp.	40,000	528,000
JPMorgan Chase & Co.	34,994	1,193,645
The Goldman Sachs Group, Inc.	5,293	780,400
		2,502,045
Diversified Manufacturing Operations — 3.2%
General Electric Co.	100,000	1,172,000
Diversified Minerals — 3.1%
BHP Billiton PLC ADR	24,900	1,131,954
Insurance Brokers — 2.8%
Willis Group Holdings, Ltd.	39,200	1,008,616
Medical Products — 3.1%
Johnson & Johnson	20,000	1,136,000
Oil & Gas Drilling — 9.8%
Helmerich & Payne, Inc.	35,900	1,108,233
Patterson-UTI Energy, Inc.	90,500	1,163,830
Transocean, Ltd.†	17,538	1,302,898
		3,574,961
Oil Companies-Integrated — 10.3%
Chevron Corp.	20,000	1,325,000
ConocoPhillips	30,000	1,261,800
Marathon Oil Corp.	39,100	1,178,083
		3,764,883
Retail-Discount — 4.0%
Wal-Mart Stores, Inc.	30,000	1,453,200
Retail-Restaurants — 3.9%
McDonald’s Corp.	24,495	1,408,218
Telephone-Integrated — 3.4%
AT&T, Inc.	50,000	1,242,000
Web Portals/ISP — 3.4%
Google, Inc., Class A†	2,916	1,229,356
Wireless Equipment — 5.7%
Crown Castle International Corp.†	50,600	1,215,412
QUALCOMM, Inc.	18,694	844,969
		2,060,381
Total Common Stock (cost $33,120,518)		32,148,658
CONVERTIBLE BOND & NOTES — 2.9%
Telephone-Integrated — 2.9%
Level 3 Communications, Inc. Notes 10.00% due 05/01/11 (cost $721,120)	$1,100,000	1,054,625
CORPORATE BONDS & NOTES — 3.5%
Special Purpose Entity — 3.5%
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12 (2)(3) (cost $1,075,647)	2,100,000	1,279,845
Total Long-Term Investment Securities (cost $34,917,285)		34,483,128
SHORT-TERM INVESTMENT SECURITY — 2.4%
Time Deposit — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09 (cost $873,000)	873,000	873,000
REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $801,000 and collateralized by $765,000 of Federal Home Loan Bank Notes, bearing interest at 5.00% due 11/17/17 and having approximate value of $822,375 (cost $801,000)	801,000	801,000
TOTAL INVESTMENTS (cost $36,591,285)(1)	99.4%	36,157,128
Other assets less liabilities	0.6	200,302
NET ASSETS	100.0%	$36,357,430

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(3)	Perpetual maturity – maturity date reflects the next call date.
ADR —	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$3,147,995	$—	$—	$3,147,995
Diversified Banking Institutions	2,502,045	—	—	2,502,045
Oil & Gas Drilling	3,574,961	—	—	3,574,961
Oil Companies-Intergrated	3,764,883	—	—	3,764,883
Wireless Equipment	2,060,381	—	—	2,060,381
Other Industries*	17,098,393	—	—	17,098,393
Convertible Bonds & Notes	—	1,054,625	—	1,054,625
Corporate Bonds & Notes	—	1,279,845	—	1,279,845
Short-Term Investment Securities:
Time Deposit	—	873,000	—	873,000
Repurchase Agreement	—	801,000	—	801,000

Total	$32,148,658	$4,008,470	$—	$36,157,128

*    Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.5%
Applications Software — 1.8%
Microsoft Corp.	59,425	$1,412,532
Banks-Commercial — 4.6%
M&T Bank Corp.	70,000	3,565,100
Banks-Fiduciary — 3.5%
The Bank of New York Mellon Corp.	94,213	2,761,383
Banks-Super Regional — 5.1%
Wells Fargo & Co.	163,100	3,956,806
Diversified Banking Institutions — 1.5%
The Goldman Sachs Group, Inc.	8,150	1,201,636
Electronic Components-Misc. — 3.2%
AVX Corp.	253,722	2,519,460
Electronic Components-Semiconductors — 2.0%
Intel Corp.	92,800	1,535,840
Finance-Credit Card — 1.3%
American Express Co.	43,650	1,014,426
Food-Misc. — 1.9%
Kraft Foods, Inc., Class A	59,400	1,505,196
Insurance-Multi-line — 18.7%
Cincinnati Financial Corp.	190,000	4,246,500
Loews Corp.	200,000	5,480,000
Old Republic International Corp.	504,200	4,966,370
		14,692,870
Machinery-Farming — 1.4%
Deere & Co.	28,270	1,129,387
Medical-Drugs — 1.6%
Pfizer, Inc.	83,295	1,249,425
Oil Companies-Exploration & Production — 8.7%
Cimarex Energy Co.	35,000	991,900
Devon Energy Corp.	50,000	2,725,000
EnCana Corp.	63,500	3,141,345
		6,858,245
Oil-Field Services — 1.6%
Baker Hughes, Inc.	35,000	1,275,400
Publishing-Newspapers — 4.5%
The Washington Post Co., Class B	10,000	3,521,800
Real Estate Operations & Development — 11.5%
Cheung Kong Holdings, Ltd.	131,000	1,498,440
Hang Lung Group, Ltd.	652,000	3,081,699
Henderson Land Development Co., Ltd.	693,000	3,937,957
Wheelock & Co., Ltd.	198,000	507,448
		9,025,544
Retail-Building Products — 6.1%
Home Depot, Inc.	203,525	4,809,296
Retail-Drug Store — 2.8%
Walgreen Co.	75,700	2,225,580
Steel-Producers — 3.8%
POSCO ADR	36,200	2,992,654
Telecom Equipment-Fiber Optics — 2.8%
Sycamore Networks, Inc.†	700,941	2,193,945
Telephone-Integrated — 7.1%
AT&T, Inc.	51,800	1,286,712
Telephone & Data Systems, Inc.	165,000	4,283,400
		5,570,112
Total Long-Term Investment Securities (cost $75,569,216)		75,016,637

REPURCHASE AGREEMENTS — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,687,000 and collateralized by $1,605,000 of Federal Home Loan Bank Bonds, bearing interest at 5.00%, due 11/17/17 and having an approximate value of $1,725,375	$1,687,000	1,687,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $1,989,001 and collateralized by $1,925,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 08/01/12 and having an approximate value of $2,035,688	1,989,000	1,989,000
Total Repurchase Agreements (cost $3,676,000)		3,676,000
TOTAL INVESTMENTS (cost $79,245,216)(1)	100.2%	78,692,637
Liabilities in excess of other assets	(0.2)	(160,724)
NET ASSETS	100.0%	$78,531,913

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$3,956,806	$—	$—	$3,956,806
Insurance-Multi-line	14,692,870	—	—	14,692,870
Oil Companies-Exploration & Production	6,858,245	—	—	6,858,245
Real Estate Operations & Equipment	9,025,544	—	—	9,025,544
Retail - Building Products	4,809,296	—	—	4,809,296
Telephone-Intergrated	5,570,112	—	—	5,570,112
Other Industries*	30,103,764	—	—	30,103,764
Repurchase Agreements	—	3,676,000	—	3,676,000

Total	$75,016,637	$3,676,000	$—	$78,692,637

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 71.4%
Seasons Series Trust Focus Growth Portfolio, Class 3	483,332	$2,971,819
Seasons Series Trust Focus Value Portfolio, Class 3	389,605	3,628,980
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,427,824	24,245,385
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,343,270	26,994,665
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	327,470	2,409,203
Seasons Series Trust Mid Cap Value Portfolio, Class 3	761,515	6,630,300
Seasons Series Trust Small Cap Portfolio, Class 3	3,297,328	19,725,387
Total Domestic Equity Investment Companies (cost $124,240,490)		86,605,739
Fixed Income Investment Companies — 3.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	161,598	1,741,737
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	256,818	2,270,445
Total Fixed Income Investment Companies (cost $4,294,097)		4,012,182
International Equity Investment Company — 25.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,456,535)	5,028,872	31,106,558
TOTAL INVESTMENTS (cost $179,991,122)(1)	100.3%	121,724,479
Liabilities in excess of other assets	(0.3)	(366,052)
NET ASSETS	100.0%	$121,358,427

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registerd Investment Companies
Domestic Equity Investment Companies	$86,605,739	$—	$—	$86,605,739
Fixed Income Investment Companies	4,012,182	—	—	4,012,182
International Equity Investment Companies	31,106,558	—	—	31,106,558

Total	$121,724,479	$—	$—	$121,724,479

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 58.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,096,907	$6,744,449
Seasons Series Trust Focus Value Portfolio, Class 3	1,223,234	11,393,828
Seasons Series Trust Large Cap Growth Portfolio, Class 3	10,879,610	76,952,708
Seasons Series Trust Large Cap Value Portfolio, Class 3	12,124,341	97,895,946
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,225,677	9,017,321
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,647,321	23,049,482
Seasons Series Trust Small Cap Portfolio, Class 3	8,037,535	48,082,410
Total Domestic Equity Investment Companies (cost $372,527,644)		273,136,144
Fixed Income Investment Companies — 23.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	7,469,436	80,507,294
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,102,873	27,431,448
Total Fixed Income Investment Companies (cost $110,860,810)		107,938,742
International Equity Investment Company — 18.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $136,537,012)	14,297,086	88,435,970
TOTAL INVESTMENTS (cost $619,925,466)(1)	99.9%	469,510,856
Other assets less liabilities	0.1	487,350
NET ASSETS	100.0%	$469,998,206

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registerd Investment Companies
Domestic Equity Investment Companies	$273,136,144	$—	$—	$273,136,144
Fixed Income Investment Companies	107,938,742	—	—	107,938,742
International Equity Investment Companies	88,435,970	—	—	88,435,970

Total	$469,510,856	$—	$—	$469,510,856

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 51.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	542,131	$3,333,349
Seasons Series Trust Focus Value Portfolio, Class 3	474,695	4,421,553
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,896,867	34,636,092
Seasons Series Trust Large Cap Value Portfolio, Class 3	5,081,743	41,031,675
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	440,489	3,240,685
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,259,335	10,964,677
Seasons Series Trust Small Cap Portfolio, Class 3	2,923,084	17,486,569
Total Domestic Equity Investment Companies (cost $153,331,440)		115,114,600
Fixed Income Investment Companies — 33.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,397,279	47,394,887
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,109,426	27,489,379
Total Fixed Income Investment Companies (cost $77,825,081)		74,884,266
International Equity Investment Company — 15.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,316,107)	5,483,038	33,915,846
TOTAL INVESTMENTS (cost $282,472,628)(1)	100.2%	223,914,712
Liabilities in excess of other assets	(0.2)	(436,393)
NET ASSETS	100.0%	$223,478,319

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registerd Investment Companies
Domestic Equity Investment Companies	$115,114,600	$—	$—	$115,114,600
Fixed Income Investment Companies	74,884,266	—	—	74,884,266
International Equity Investment Companies	33,915,846	—	—	33,915,846

Total	$223,914,712	$—	$—	$223,914,712

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO
Portfolio of Investments — June 30, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 40.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	232,537	$1,429,782
Seasons Series Trust Focus Value Portfolio, Class 3	303,000	2,822,295
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,437,106	17,237,928
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,859,013	23,084,617
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	97,111	714,446
Seasons Series Trust Mid Cap Value Portfolio, Class 3	572,659	4,985,977
Seasons Series Trust Small Cap Portfolio, Class 3	1,093,660	6,542,531
Total Domestic Equity Investment Companies (cost $71,651,420)		56,817,576
Fixed Income Investment Companies — 48.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,384,813	47,260,520
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,366,600	20,922,309
Total Fixed Income Investment Companies (cost $70,350,884)		68,182,829
International Equity Investment Company — 11.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $23,534,707)	2,710,169	16,764,004
TOTAL INVESTMENTS (cost $165,537,011)(1)	99.8%	141,764,409
Other assets less liabilities	0.2	308,895
NET ASSETS	100.0%	$142,073,304

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registerd Investment Companies
Domestic Equity Investment Companies	$56,817,576	$—	$—	$56,817,576
Fixed Income Investment Companies	68,182,829	—	—	68,182,829
International Equity Investment Companies	16,764,004	—	—	16,764,004

Total	$141,764,409	$—	$—	$141,764,409

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2009 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts.  FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Portfolios’ net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements: At June 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.03%	$2,216,000
Multi-Managed Moderate Growth Portfolio	1.84	3,968,000
Large Cap Composite Portfolio	0.13	281,000
Small Cap Portfolio	4.56	9,808,000
Diversified Fixed Income Portfolio	3.37	7,263,000
Focus Growth Portfolio	0.74	1,603,000
Focus TechNet Portfolio	0.18	381,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $215,317,000, a repurchase price of $215,317,000, and a maturity date of July 1, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.17%	08/13/09	$219,670,000	$219,626,066

At June 30, 2009, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income Portfolio	4.52%	$10,167,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,000,000, a repurchase price of $225,000,063, and a maturity date of July 1, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Notes	1.88%	07/15/15	$225,000,000	$229,500,017

At June 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.30%	$1,540,000
Multi-Managed Moderate Growth Portfolio	4.88	5,800,000
Multi-Managed Income/Equity Portfolio	2.60	3,085,000
Multi-Managed Income Portfolio	1.28	1,520,000
Large Cap Value Portfolio	2.46	2,930,000
Mid Cap Growth Portfolio	1.38	1,640,000
Diversified Fixed Income Portfolio	2.83	3,370,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $118,880,000, a repurchase price of $118,880,099 and a maturity date of July 1, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	4.50%	03/31/12	$111,390,500	$121,802,006

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended June 30, 2009 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market				Change	Market
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	June 30,
Portfolio	Security	Income	2008	Purchases	Sales	Gain/Loss	Gain (Loss)	2009

Large Cap Composite	AIG	—	$2,400	$—	$77	$(7,534)	$7,942	$2,731
Large Cap Value	AIG	—	60,250	—	4,225	(148,532)	159,274	66,767
Mid Cap Growth	AIG	—	—	27,257	—	—	(5,601)	21,656
Mid Cap Value	AIG	—	—	65,316	—	—	(13,407)	51,909
Allocation Growth	Various Seasons Series
	Trust Portfolios*	—	103,636,920	2,572,931	5,451,351	(4,121,407)	25,087,386	121,724,479
Allocation Moderate Growth	Various Seasons Series
	Trust Portfolios*	—	387,294,782	30,083,808	13,988,860	(9,291,388)	75,899,864	469,998,206
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	—	186,789,497	15,263,521	7,217,310	(5,429,596)	34,508,600	223,914,712
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	—	123,259,848	4,120,004	6,985,464	(3,175,949)	24,545,970	141,764,409

*                 See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of June 30, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$8,055,434	$(7,449,588)	$605,846	$87,805,656
Multi-Managed Moderate Growth	12,814,858	(13,024,695)	(209,837)	172,147,224
Multi-Managed Income/Equity	6,838,513	(10,272,300)	(3,433,787)	135,950,287
Multi-Managed Income	4,129,512	(6,547,892)	(2,418,380)	102,364,803
Asset Allocation: Diversified Growth	11,397,439	(38,276,822)	(26,879,383)	254,124,009
Stock	7,350,648	(17,371,232)	(10,020,584)	186,049,618
Large Cap Growth	13,372,343	(27,050,992)	(13,678,649)	246,055,378
Large Cap Composite	1,185,518	(4,342,096)	(3,156,578)	26,061,128
Large Cap Value	5,306,388	(88,719,514)	(83,413,126)	354,923,298
Mid Cap Growth	4,161,662	(15,543,045)	(11,381,383)	97,542,613
Mid Cap Value	3,559,051	(24,038,236)	(20,479,185)	142,814,640
Small Cap	7,818,877	(30,427,506)	(22,608,629)	173,033,630
International Equity	15,010,737	(36,608,048)	(21,597,311)	289,183,267
Diversified Fixed Income	9,263,411	(16,824,970)	(7,561,559)	303,441,114
Strategic Fixed Income	3,656,225	(13,854,359)	(10,198,134)	155,398,778
Cash Management	3,548	(1,437,759)	(1,434,211)	169,236,863
Focus Growth	10,117,780	(5,660,184)	4,457,596	61,100,096
Focus TechNet	4,125,558	(1,964,253)	2,161,305	22,078,213
Focus Growth and Income	2,467,129	(3,313,496)	(846,367)	37,003,495
Focus Value	6,495,694	(7,215,146)	(719,452)	75,736,089
Allocation Growth	330,002	(65,482,269)	(65,152,267)	186,876,746
Allocation Moderate Growth	1,125,837	(163,140,798)	(162,014,961)	631,525,817
Allocation Moderate	160,811	(71,106,102)	(70,945,291)	294,860,003
Allocation Balanced	82,347	(28,898,151)	(28,815,804)	170,580,213

Note 5. Derivative Instruments-New Accounting Pronouncements: In March 2009, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. All required changes to accounting policies have been made in accordance with the new rule.

On September 12, 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN-45 “Disclosures about Credit Derivatives and Certain Guarantees: an Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.  The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative (as of the date of the statement of financial position)” and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosure about the current status of the payment/performance risk of a guarantee. All required changes to accounting policies have been made in accordance with the Position.

The disclosure below includes additional information as a result of implementing FAS 161 and FAS 133:

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, the following Portfolios had open forward contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk.  Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract.  Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities.  Currency transactions are also subject to risks different from those of other Portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return.  Futures contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, the following Portfolios had open futures contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income, Strategic Fixed Income.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures.  An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves.  A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk.  Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies).  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.  Option contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, the following Portfolio had open options contracts: Asset Allocation: Diversified Growth.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written.  If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option.  The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.  Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk.  Credit risk arises from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.  Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of June 30, 2009, the Diversified Fixed Income Portfolio and the Multi-Managed Income Portfolio had one open structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Swap Contracts:  Certain Portfolios may enter into certain types of swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data.  Any change, in market value is recorded as an unrealized gain or loss.  In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:   Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation.  Credit default swaps are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, no Portfolios had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.

These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index.  Equity swaps are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, the following portfolio had open equity swaps: Asset Allocation: Diversified Growth.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer.  Equity swaps may be structured in different ways.  The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks.  In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.  In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make.  If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any.  In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps are reported on a schedule following the Portfolio of Investments.  As of June 30, 2009, no portfolios had open interest rate swaps.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.  Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into equity swaps and credit default swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk.  By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements.  There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement.  In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 28, 2009